UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	K&L Gates LLP
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

June 30, 2009

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com**®, click on *Mutual Funds*, and then click on *Electronic Document Delivery*.

Table of Contents
Message to Shareholders	1	Financial Highlights	118

Portfolio Summary	3	Master Investment Portfolio

Expense Example	9	Schedule of Investments

Board Approval of Investment Advisory and Sub-Advisory Agreements	18	S&P 500 Index Master Portfolio	150
		LifePath Retirement Master Portfolio	158

Schedule of Investments		LifePath 2010 Master Portfolio	159

State Farm Equity Fund	21	LifePath 2020 Master Portfolio	160

State Farm Small/Mid Cap Equity Fund	23	LifePath 2030 Master Portfolio	161

State Farm International Equity Fund	26	LifePath 2040 Master Portfolio	162

State Farm Small Cap Index Fund	29	LifePath 2050 Master Portfolio	163

State Farm International Index Fund	50	Active Stock Master Portfolio	164

State Farm Equity and Bond Fund	62	CoreAlpha Bond Master Portfolio	170

State Farm Bond Fund	63	Portfolio Allocations	180

State Farm Tax Advantaged Bond Fund	71	Financial Statements

State Farm Money Market Fund	78	Statements of Assets and Liabilities	181

Financial Statements		Statements of Operations	185

Statements of Assets and Liabilities	80	Statements of Changes in Net Assets	189

Statements of Operations	84	Notes to Financial Statements	194

Statements of Changes in Net Assets	86	Board Review and Approval of Investment Advisory Contracts	213
Notes to Financial Statements	92

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Securities Products Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

This report and material must be accompanied or preceded by a prospectus for the State Farm Mutual Fund Trust (the “Trust”).

The Trust offers Class A, Class B, Legacy Class A, Legacy Class B, Class R-1, Class R-2, Class R-3, and/or Institutional shares for sixteen separate funds through three prospectuses, one for Class A, Class B, Legacy Class A and Legacy Class B shares, one for Class R shares, and another for Institutional shares.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov”. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to stocks, bonds, and/or cash for those investors who have a specific date in mind (in this case years 2010, 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the Fund(s) is not guaranteed at any time, including at the target date.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds® . Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2009 for the State Farm Mutual Fund Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Funds you own. We encourage your review and consideration of this entire report.

Market Review

The market environment of the 6-month period of January 1, 2009 through June 30, 2009 was quite volatile.

With indicators pointing to a deepening economic recession, U.S. equity markets declined, with large cap stocks (as measured by the S&P 500® Index1) and small cap stocks (as measured by the Russell 2000® Index2) falling -18.18% and -21.92%, respectively, during the 2-month period ended February 28, 2009. During this time period, stresses in the financial sector prompted regulators in the U.S. to take actions intended to boost capital levels and increase liquidity in an effort to stabilize the credit markets. The Federal Reserve responded to the financial crisis by maintaining an easing of monetary policy with the Fed Funds Rate remaining at a target range of 0% to 0.25% as of the end of June 2009.

U.S. equity markets staged a broad rebound over the 4-month period of March 1, 2009 through June 30, 2009, as investors reacted positively to actual earnings results that exceeded analyst expectations and to increasing optimism that government intervention would help stabilize the U.S. financial system. The S&P 500 Index produced a positive total return of 26.08% for the final four months of the reporting period, which led to a positive total return of 3.16% for the S&P 500 Index over the entire 6-month period ended June 30, 2009.

International equity markets, as represented by the MSCI All Country World Index (ACWI) ex-U.S. Index3, also struggled during the first two months of the reporting period ended February 28, 2009 declining -17.35%. International equity markets also rebounded, with the MSCI ACWI ex-U.S. Index posting a positive total return of 37.84% for the final four months of the reporting period, which led to a positive total return of 13.92% for the MSCI ACWI ex-U.S. Index over the entire 6-month period ended June 30, 2009.

Within the bond markets, U.S. Treasuries prices declined as yields increased across all maturities during the 6-month period ended June 30, 2009. The yield on 10-year U.S. Treasuries rose 107 basis points from 2.46% on January 2, 2009 to 3.53% on June 30, 2009. Short-term yields rose less dramatically with 3-month U.S. Treasury yields rising 11 basis points from 0.08% on January 2, 2009, to 0.19% on June 30, 20094. In the municipal bond market, yields fell across the maturity spectrum and bonds posted positive total returns during the 6-month reporting period ended June 30, 2009. Among major fixed-income indices, the Barclays Capital U.S. Aggregate Bond Index5 and the Barclays

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Bloomberg. The MSCI® All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2009, the MSCI AWCI ex-U.S. Index consisted of 44 developed and emerging market country indices. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

[5]

Source: Barclays Capital Inc. The Barclays Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

Capital Municipal Bond Index6 posted total returns of 1.90% and 6.43%, respectively, over the 6-month period ended June 30, 2009.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2009 through December 31, 2009 in the State Farm Mutual Fund Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to your statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

Automatic Investment Plan (AIP)7

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by going on statefarm.com or by contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

State Farm Investment Management Corp. remains committed to a disciplined, long-term approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.8

The past several months have remained challenging even for the most experienced investors. However, we believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation9 mix are important elements in pursuing investment success.

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Colleen Van Dyke

Vice President

State Farm Investment Management Corp.

[6]

Source: Barclays Capital Inc. The Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[7]

An automatic investment plan does not assure a profit and does not protect against loss in declining markets. An automatic investment plan involves continuous investment in securities regardless of fluctuating prices. You should consider your financial ability to continue purchases through periods of high or low price levels.

[8]	It is important to note that there is market risk involved when investing in mutual funds, including possible loss of principal.

[9]	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 14 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

S&P 500 Index Master Portfolio Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets in the Master Portfolio as of June 30, 2009. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services, Inc. (“Moody’s”). Percentages are based on total investments as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes Advanced Refund Bonds.
***	Fifteen securities were not rated by Moody’s. Four securities, representing 4.04% of total investments, were rated AAA by S&P. One security, representing 0.90% of total investments, was rated AA+ by S&P. Five securities, representing 3.57% of total investments, were rated AA by S&P. Five securities, representing 3.60% of total investments, were rated AA- by S&P.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2009. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Income Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2009. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2010 Fund

LifePath 2010 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total investments in the Master Portfolio as of June 30, 2009. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2020 Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2009. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2030 Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2009. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

State Farm LifePath 2040 Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2009. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2050 Fund

LifePath 2050 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on total net assets in the Master Portfolio as of June 30, 2009. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Allocation for the Master Portfolio, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the second business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the second business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

State Farm Equity Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,018.69	1.20%	$6.01
Class B Shares	$1,000.00	$1,011.63	1.90%	$9.48
Legacy Class A Shares	$1,000.00	$1,018.06	1.20%	$6.00
Legacy Class B Shares	$1,000.00	$1,015.87	1.60%	$8.00
Institutional Shares	$1,000.00	$1,016.32	0.95%	$4.75
Class R-1 Shares	$1,000.00	$1,014.02	1.52%	$7.59
Class R-2 Shares	$1,000.00	$1,016.39	1.32%	$6.60
Class R-3 Shares	$1,000.00	$1,016.32	1.02%	$5.10

State Farm Equity Fund (Continued)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Legacy Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Legacy Class B Shares	$1,000.00	$1,016.86	1.60%	$8.00
Institutional Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class R-1 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-2 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-3 Shares	$1,000.00	$1,019.74	1.02%	$5.11

State Farm Small/Mid Cap Equity Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,047.95	1.40%	$7.11
Class B Shares	$1,000.00	$1,043.63	2.00%	$10.13
Legacy Class A Shares	$1,000.00	$1,047.04	1.40%	$7.11
Legacy Class B Shares	$1,000.00	$1,043.48	1.80%	$9.12
Institutional Shares	$1,000.00	$1,047.54	1.15%	$5.84
Class R-1 Shares	$1,000.00	$1,045.61	1.72%	$8.72
Class R-2 Shares	$1,000.00	$1,045.14	1.52%	$7.71
Class R-3 Shares	$1,000.00	$1,046.08	1.22%	$6.19
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class B Shares	$1,000.00	$1,014.88	2.00%	$9.99
Legacy Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Legacy Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class R-1 Shares	$1,000.00	$1,016.27	1.72%	$8.60
Class R-2 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-3 Shares	$1,000.00	$1,018.74	1.22%	$6.11

State Farm International Equity Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,098.94	1.50%	$7.81
Class B Shares	$1,000.00	$1,096.48	2.10%	$10.92
Legacy Class A Shares	$1,000.00	$1,099.85	1.50%	$7.81
Legacy Class B Shares	$1,000.00	$1,097.56	1.90%	$9.88
Institutional Shares	$1,000.00	$1,101.67	1.25%	$6.51
Class R-1 Shares	$1,000.00	$1,097.71	1.82%	$9.47
Class R-2 Shares	$1,000.00	$1,098.94	1.62%	$8.43
Class R-3 Shares	$1,000.00	$1,101.67	1.32%	$6.88

State Farm International Equity Fund (Continued)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,014.38	2.10%	$10.49
Legacy Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,016.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

State Farm S&P 500 Index Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[3]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,029.67	0.80%	$4.03
Class B Shares	$1,000.00	$1,025.11	1.50%	$7.53
Legacy Class A Shares	$1,000.00	$1,028.11	0.80%	$4.02
Legacy Class B Shares	$1,000.00	$1,026.59	1.20%	$6.03
Institutional Shares	$1,000.00	$1,031.07	0.55%	$2.77
Class R-1 Shares	$1,000.00	$1,028.15	1.12%	$5.63
Class R-2 Shares	$1,000.00	$1,029.72	0.92%	$4.63
Class R-3 Shares	$1,000.00	$1,029.54	0.62%	$3.12
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.83	0.80%	$4.01
Class B Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class A Shares	$1,000.00	$1,020.83	0.80%	$4.01
Legacy Class B Shares	$1,000.00	$1,018.84	1.20%	$6.01
Institutional Shares	$1,000.00	$1,022.07	0.55%	$2.76
Class R-1 Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-2 Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-3 Shares	$1,000.00	$1,021.72	0.62%	$3.11

State Farm Small Cap Index Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,023.44	0.95%	$4.77
Class B Shares	$1,000.00	$1,019.58	1.65%	$8.26
Legacy Class A Shares	$1,000.00	$1,022.34	0.95%	$4.76
Legacy Class B Shares	$1,000.00	$1,019.97	1.35%	$6.76
Institutional Shares	$1,000.00	$1,023.38	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,022.16	1.27%	$6.37
Class R-2 Shares	$1,000.00	$1,022.14	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,023.35	0.77%	$3.86

State Farm Small Cap Index Fund (Continued)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class B Shares	$1,000.00	$1,016.61	1.65%	$8.25
Legacy Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Legacy Class B Shares	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

State Farm International Index Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,055.76	1.17%	$5.96
Class B Shares	$1,000.00	$1,052.06	1.87%	$9.51
Legacy Class A Shares	$1,000.00	$1,055.96	1.17%	$5.96
Legacy Class B Shares	$1,000.00	$1,053.33	1.57%	$7.99
Institutional Shares	$1,000.00	$1,057.04	0.92%	$4.69
Class R-1 Shares	$1,000.00	$1,054.61	1.49%	$7.59
Class R-2 Shares	$1,000.00	$1,055.89	1.29%	$6.58
Class R-3 Shares	$1,000.00	$1,055.69	0.99%	$5.05
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Class B Shares	$1,000.00	$1,015.52	1.87%	$9.35
Legacy Class A Shares	$1,000.00	$1,018.99	1.17%	$5.86
Legacy Class B Shares	$1,000.00	$1,017.01	1.57%	$7.85
Institutional Shares	$1,000.00	$1,020.23	0.92%	$4.61
Class R-1 Shares	$1,000.00	$1,017.41	1.49%	$7.45
Class R-2 Shares	$1,000.00	$1,018.40	1.29%	$6.46
Class R-3 Shares	$1,000.00	$1,019.89	0.99%	$4.96

State Farm Equity and Bond Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[2]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,031.75	1.00%	$5.04
Class B Shares	$1,000.00	$1,028.86	1.60%	$8.05
Legacy Class A Shares	$1,000.00	$1,031.35	1.00%	$5.04
Legacy Class B Shares	$1,000.00	$1,029.42	1.40%	$7.04
Institutional Shares	$1,000.00	$1,034.44	0.75%	$3.78
Class R-1 Shares	$1,000.00	$1,032.16	1.32%	$6.65
Class R-2 Shares	$1,000.00	$1,033.07	1.12%	$5.65
Class R-3 Shares	$1,000.00	$1,032.70	0.82%	$4.13

State Farm Equity and Bond Fund (Continued)
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[2]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Class B Shares	$1,000.00	$1,016.86	1.60%	$8.00
Legacy Class A Shares	$1,000.00	$1,019.84	1.00%	$5.01
Legacy Class B Shares	$1,000.00	$1,017.85	1.40%	$7.00
Institutional Shares	$1,000.00	$1,021.08	0.75%	$3.76
Class R-1 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-2 Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-3 Shares	$1,000.00	$1,020.73	0.82%	$4.11

State Farm Bond Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,056.58	0.70%	$3.57
Class B Shares	$1,000.00	$1,054.55	1.10%	$5.60
Legacy Class A Shares	$1,000.00	$1,056.56	0.70%	$3.57
Legacy Class B Shares	$1,000.00	$1,054.48	1.10%	$5.60
Institutional Shares	$1,000.00	$1,056.91	0.45%	$2.30
Class R-1 Shares	$1,000.00	$1,054.93	1.02%	$5.20
Class R-2 Shares	$1,000.00	$1,056.01	0.82%	$4.18
Class R-3 Shares	$1,000.00	$1,057.53	0.52%	$2.65
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Legacy Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Institutional Shares	$1,000.00	$1,022.56	0.45%	$2.26
Class R-1 Shares	$1,000.00	$1,019.74	1.02%	$5.11
Class R-2 Shares	$1,000.00	$1,020.73	0.82%	$4.11
Class R-3 Shares	$1,000.00	$1,022.22	0.52%	$2.61

State Farm Tax Advantaged Bond Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,053.70	0.70%	$3.56
Class B Shares	$1,000.00	$1,051.67	1.10%	$5.60
Legacy Class A Shares	$1,000.00	$1,053.79	0.70%	$3.56
Legacy Class B Shares	$1,000.00	$1,051.71	1.10%	$5.60
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class A Shares	$1,000.00	$1,021.32	0.70%	$3.51
Legacy Class B Shares	$1,000.00	$1,019.34	1.10%	$5.51

State Farm Money Market Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,000.44	0.41%	$2.03
Class B Shares	$1,000.00	$1,000.13	0.47%	$2.33
Legacy Class A Shares	$1,000.00	$1,000.44	0.41%	$2.03
Legacy Class B Shares	$1,000.00	$1,000.14	0.46%	$2.28
Institutional Shares	$1,000.00	$1,000.63	0.37%	$1.84
Class R-1 Shares	$1,000.00	$1,000.19	0.45%	$2.23
Class R-2 Shares	$1,000.00	$1,000.33	0.44%	$2.18
Class R-3 Shares	$1,000.00	$1,000.53	0.39%	$1.93
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class B Shares	$1,000.00	$1,022.46	0.47%	$2.36
Legacy Class A Shares	$1,000.00	$1,022.76	0.41%	$2.06
Legacy Class B Shares	$1,000.00	$1,022.51	0.46%	$2.31
Institutional Shares	$1,000.00	$1,022.96	0.37%	$1.86
Class R-1 Shares	$1,000.00	$1,022.56	0.45%	$2.26
Class R-2 Shares	$1,000.00	$1,022.61	0.44%	$2.21
Class R-3 Shares	$1,000.00	$1,022.86	0.39%	$1.96

State Farm LifePath Income Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[3]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,047.87	1.21%	$6.14
Class B Shares	$1,000.00	$1,045.31	1.91%	$9.69
Legacy Class A Shares	$1,000.00	$1,048.01	1.21%	$6.14
Legacy Class B Shares	$1,000.00	$1,045.84	1.61%	$8.17
Institutional Shares	$1,000.00	$1,049.31	0.96%	$4.88
Class R-1 Shares	$1,000.00	$1,047.34	1.53%	$7.77
Class R-2 Shares	$1,000.00	$1,048.51	1.33%	$6.76
Class R-3 Shares	$1,000.00	$1,049.15	1.03%	$5.23
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.79	1.21%	$6.06
Class B Shares	$1,000.00	$1,015.32	1.91%	$9.54
Legacy Class A Shares	$1,000.00	$1,018.79	1.21%	$6.06
Legacy Class B Shares	$1,000.00	$1,016.81	1.61%	$8.05
Institutional Shares	$1,000.00	$1,020.03	0.96%	$4.81
Class R-1 Shares	$1,000.00	$1,017.21	1.53%	$7.65
Class R-2 Shares	$1,000.00	$1,018.20	1.33%	$6.66
Class R-3 Shares	$1,000.00	$1,019.69	1.03%	$5.16

State Farm LifePath 2010 Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[3]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,049.15	1.18%	$6.00
Class B Shares	$1,000.00	$1,045.46	1.88%	$9.53
Legacy Class A Shares	$1,000.00	$1,048.44	1.18%	$5.99
Legacy Class B Shares	$1,000.00	$1,046.51	1.58%	$8.02
Institutional Shares	$1,000.00	$1,050.20	0.93%	$4.73
Class R-1 Shares	$1,000.00	$1,046.47	1.50%	$7.61
Class R-2 Shares	$1,000.00	$1,048.34	1.30%	$6.60
Class R-3 Shares	$1,000.00	$1,050.30	1.00%	$5.08
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Class B Shares	$1,000.00	$1,015.47	1.88%	$9.39
Legacy Class A Shares	$1,000.00	$1,018.94	1.18%	$5.91
Legacy Class B Shares	$1,000.00	$1,016.96	1.58%	$7.90
Institutional Shares	$1,000.00	$1,020.18	0.93%	$4.66
Class R-1 Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class R-2 Shares	$1,000.00	$1,018.35	1.30%	$6.51
Class R-3 Shares	$1,000.00	$1,019.84	1.00%	$5.01

State Farm LifePath 2020 Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[3]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,052.79	1.14%	$5.80
Class B Shares	$1,000.00	$1,048.88	1.84%	$9.35
Legacy Class A Shares	$1,000.00	$1,052.04	1.14%	$5.80
Legacy Class B Shares	$1,000.00	$1,050.05	1.54%	$7.83
Institutional Shares	$1,000.00	$1,053.81	0.89%	$4.53
Class R-1 Shares	$1,000.00	$1,051.02	1.46%	$7.42
Class R-2 Shares	$1,000.00	$1,051.93	1.26%	$6.41
Class R-3 Shares	$1,000.00	$1,054.03	0.96%	$4.89
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.14	1.14%	$5.71
Class B Shares	$1,000.00	$1,015.67	1.84%	$9.20
Legacy Class A Shares	$1,000.00	$1,019.14	1.14%	$5.71
Legacy Class B Shares	$1,000.00	$1,017.16	1.54%	$7.70
Institutional Shares	$1,000.00	$1,020.38	0.89%	$4.46
Class R-1 Shares	$1,000.00	$1,017.55	1.46%	$7.30
Class R-2 Shares	$1,000.00	$1,018.55	1.26%	$6.31
Class R-3 Shares	$1,000.00	$1,020.03	0.96%	$4.81

State Farm LifePath 2030 Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[3]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,054.64	1.13%	$5.76
Class B Shares	$1,000.00	$1,050.57	1.83%	$9.30
Legacy Class A Shares	$1,000.00	$1,054.70	1.13%	$5.76
Legacy Class B Shares	$1,000.00	$1,051.76	1.53%	$7.78
Institutional Shares	$1,000.00	$1,055.50	0.88%	$4.48
Class R-1 Shares	$1,000.00	$1,051.76	1.45%	$7.38
Class R-2 Shares	$1,000.00	$1,053.66	1.25%	$6.36
Class R-3 Shares	$1,000.00	$1,056.64	0.95%	$4.84
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.19	1.13%	$5.66
Class B Shares	$1,000.00	$1,015.72	1.83%	$9.15
Legacy Class A Shares	$1,000.00	$1,019.19	1.13%	$5.66
Legacy Class B Shares	$1,000.00	$1,017.21	1.53%	$7.65
Institutional Shares	$1,000.00	$1,020.43	0.88%	$4.41
Class R-1 Shares	$1,000.00	$1,017.60	1.45%	$7.25
Class R-2 Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-3 Shares	$1,000.00	$1,020.08	0.95%	$4.76

State Farm LifePath 2040 Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[3]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,053.01	1.13%	$5.75
Class B Shares	$1,000.00	$1,050.00	1.83%	$9.30
Legacy Class A Shares	$1,000.00	$1,054.05	1.13%	$5.75
Legacy Class B Shares	$1,000.00	$1,052.03	1.53%	$7.78
Institutional Shares	$1,000.00	$1,054.87	0.88%	$4.48
Class R-1 Shares	$1,000.00	$1,050.05	1.45%	$7.37
Class R-2 Shares	$1,000.00	$1,053.01	1.25%	$6.36
Class R-3 Shares	$1,000.00	$1,065.35	0.95%	$4.86
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.19	1.13%	$5.66
Class B Shares	$1,000.00	$1,015.72	1.83%	$9.15
Legacy Class A Shares	$1,000.00	$1,019.19	1.13%	$5.66
Legacy Class B Shares	$1,000.00	$1,017.21	1.53%	$7.65
Institutional Shares	$1,000.00	$1,020.43	0.88%	$4.41
Class R-1 Shares	$1,000.00	$1,017.60	1.45%	$7.25
Class R-2 Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-3 Shares	$1,000.00	$1,020.08	0.95%	$4.76

State Farm LifePath 2050 Fund
	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio Based on the Period January 1, 2009 to June 30, 2009[3]	Expenses Paid During Period January 1, 2009 to June 30, 2009[1]
Actual
Class A Shares	$1,000.00	$1,056.69	1.12%	$5.71
Class R-1 Shares	$1,000.00	$1,055.07	1.43%	$7.29
Class R-2 Shares	$1,000.00	$1,056.52	1.23%	$6.27
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-1 Shares	$1,000.00	$1,017.70	1.43%	$7.15
Class R-2 Shares	$1,000.00	$1,018.70	1.23%	$6.16

[1]	Expenses are equal to the Fund's annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]

Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year. Refer to the State Farm Equity and Bond Fund's Schedule of Investments for the ratio as of June 30, 2009.

[3]	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 12, 2009, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), which agreement will be referred to as the “Westwood Sub-Advisory Agreement,” (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, N.A. (“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), which agreement will be referred to as the “Northern Trust Investments Sub-Advisory Agreement,” (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), which agreement will be referred to as the “Marsico Sub-Advisory Agreement,” (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, which agreement will be referred to as the “Northern Cross Sub-Advisory Agreement,” (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, which agreement will be referred to as the “Bridgeway Sub-Advisory Agreement,” (vii) approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund, which agreement will be referred to as the “Rainier Sub-Advisory Agreement.” Together the Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway and Rainier Sub-Advisory Agreements will be referred to as the “Sub-Advisory Agreements.”

SFIMC and the Board have hired sub-advisers for five of Mutual Fund Trust’s sixteen separate series (each a “Fund” and together the “Funds”). Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The five sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 12, 2009 meeting, independent legal counsel to the Independent Trustees had sent to Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and to SFIMC a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year. SFIMC subsequently also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 12th meeting, the Board also received a report prepared by Morningstar, Inc., an independent fund tracking organization (the “Morningstar Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Mutual Fund Trust reviewed these materials at meetings held on March 13, 2009, and May 29, 2009, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information (as noted above). The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”) over the same periods.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of each of those Fund’s benchmark indexes, excluding Fund expenses. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board considered the performance of the Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks and to the performance of Peer Funds. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable, especially with regard to the recent performance of the Equity Fund and the International Equity Fund, which as of September 2, 2008, began receiving sub-advisory services from Westwood/Bridgeway and Marsico/Northern Cross, respectively.

The Board reviewed the performance of the Bond Fund, the Money Market Fund, the Equity and Bond Fund and the Tax Advantaged Bond Fund. The Board noted the favorable relative performance of the Bond Fund and the bond portion of the Equity and Bond Fund. The Board also noted the positive performance of the Tax Advantaged Bond Fund. The Morningstar Report indicated that the overall performance of those Funds was competitive with each Fund’s benchmark and/or index and with the performance of each Fund’s Peer Funds. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three- and five- year periods ended March 31, 2009. The Board considered each LifePath Fund’s performance compared to a benchmark, a custom blended benchmark and compared to Peer Funds. After extensively reviewing all the performance information, the Board concluded that the LifePath Funds’ performance was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund’s shares, continued to waive fees each is entitled to receive from that Fund. The Board concluded that each Fund’s expense structure and overall fees were acceptable. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit was calculated. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fee structure of the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees are reasonable and are in the best interests of the affected Funds’ shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the make-up, education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As a Fund within Mutual Fund Trust grows, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s fee levels will reflect economies of scale for the benefit of the Fund. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2010, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2010.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (97.76%)
Consumer Discretionary (13.02%)
Advance Auto Parts Inc.	22,500	$933,525
Amazon.com Inc. (a)	23,000	1,924,180
Apollo Group Inc. Class A (a)	10,300	732,536
AutoZone Inc. (a)	6,100	921,771
Comcast Corp. Class A	63,900	925,911
Discovery Communications Inc. Class A (a)	50,400	1,136,520
Dollar Tree Inc. (a)	22,500	947,250
Family Dollar Stores Inc.	33,200	939,560
GameStop Corp. Class A (a)	12,000	264,120
GAP Inc.	74,600	1,223,440
ITT Educational Services Inc. (a)	9,800	986,468
McDonald’s Corp.	68,600	3,943,814
NIKE Inc. Class B	69,800	3,614,244
O’Reilly Automotive Inc. (a)	24,700	940,576
Priceline.com Inc. (a)	10,000	1,115,500
Ross Stores Inc.	24,400	941,840
The DIRECTV Group Inc. (a)	97,300	2,404,283
TJX Companies Inc.	29,800	937,508

		24,833,046

Consumer Staples (6.78%)
Colgate-Palmolive Co.	34,800	2,461,752
CVS Caremark Corp.	105,300	3,355,911
Kraft Foods Inc. Class A	35,300	894,502
PepsiCo Inc.	15,600	857,376
Philip Morris International Inc.	55,200	2,407,824
The Coca-Cola Co.	18,700	897,413
Wal-Mart Stores Inc.	42,400	2,053,856

		12,928,634

Energy (13.15%)
Anadarko Petroleum Corp.	52,000	2,360,280
Apache Corp.	16,500	1,190,475
Cameron International Corp. (a)	30,900	874,470
Chevron Corp.	39,800	2,636,750
ConocoPhillips	52,000	2,187,120
CONSOL Energy Inc.	27,500	933,900
Devon Energy Corp.	19,300	1,051,850
Diamond Offshore Drilling Inc.	18,900	1,569,645
Exxon Mobil Corp.	53,300	3,726,203
Murphy Oil Corp.	26,500	1,439,480
National-Oilwell Varco Inc. (a)	23,300	760,978
Occidental Petroleum Corp.	35,600	2,342,836
Southwestern Energy Co. (a)	40,700	1,581,195
Transocean Ltd. (a)	19,000	1,411,510
XTO Energy Inc.	26,400	1,006,896

		25,073,588

Financials (10.25%)
ACE Ltd.	55,500	2,454,765
Aon Corp.	25,200	954,324

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
BB&T Corp.	52,200	$1,147,356
BlackRock Inc.	7,000	1,227,940
Charles Schwab Corp.	51,400	901,556
Hudson City Bancorp Inc.	131,500	1,747,635
JPMorgan Chase & Co.	83,900	2,861,829
New York Community Bancorp Inc.	73,700	787,853
PNC Financial Services Group Inc.	30,800	1,195,348
State Street Corp.	15,800	745,760
Travelers Companies Inc.	58,300	2,392,632
Wells Fargo & Co.	129,300	3,136,818

		19,553,816

Health Care (16.77%)
Allergan Inc.	20,100	956,358
Amgen Inc. (a)	30,000	1,588,200
Baxter International Inc.	15,300	810,288
Becton Dickinson & Co.	36,700	2,617,077
Biogen Idec Inc. (a)	26,300	1,187,445
Bristol-Myers Squibb Co.	89,500	1,817,745
Cerner Corp. (a)	21,300	1,326,777
Covidien Plc	64,200	2,403,648
CR Bard Inc.	11,700	871,065
Express Scripts Inc. (a)	27,600	1,897,500
Genzyme Corp. (a)	15,700	874,019
Gilead Sciences Inc. (a)	34,200	1,601,928
Johnson & Johnson	73,500	4,174,800
Life Technologies Corp. (a)	22,800	951,216
Medtronic Inc.	20,600	718,734
Mylan Inc. (a)	62,400	814,320
Myriad Genetics Inc. (a)	27,500	980,375
Myriad Pharmaceuticals Inc. (a)	6,875	31,969
St. Jude Medical Inc. (a)	57,200	2,350,920
Stryker Corp.	22,500	894,150
Varian Medical Systems Inc. (a)	21,500	755,510
Wyeth	52,000	2,360,280

		31,984,324

Industrials (10.93%)
3M Co.	11,700	703,170
Burlington Northern Santa Fe Corp.	10,500	772,170
CH Robinson Worldwide Inc.	16,700	870,905
CSX Corp.	18,000	623,340
Deere & Co.	30,000	1,198,500
Dun & Bradstreet Corp.	11,100	901,431
Emerson Electric Co.	22,550	730,620
Fastenal Co.	23,600	782,812
First Solar Inc. (a)	12,700	2,058,924
ITT Corp.	54,600	2,429,700
Raytheon Co.	49,100	2,181,513
Union Pacific Corp.	80,900	4,211,654
United Technologies Corp.	46,600	2,421,336

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WW Grainger Inc.	11,700	$957,996

		20,844,071

Information Technology (18.74%)
Amphenol Corp. Class A	27,400	866,936
Apple Inc. (a)	13,400	1,908,562
CA Inc.	51,200	892,416
Cisco Systems Inc. (a)	182,400	3,399,936
eBay Inc. (a)	52,700	902,751
EMC Corp. (a)	179,100	2,346,210
FLIR Systems Inc. (a)	49,100	1,107,696
Google Inc. Class A (a)	4,500	1,897,155
Hewlett-Packard Co.	27,200	1,051,280
Intel Corp.	59,400	983,070
International Business Machines Corp.	46,600	4,865,972
Intuit Inc. (a)	36,300	1,022,208
Juniper Networks Inc. (a)	48,700	1,149,320
MasterCard Inc. Class A	19,400	3,245,814
Microsoft Corp.	144,200	3,427,634
Oracle Corp.	133,300	2,855,286
Research In Motion Ltd. (a)	14,700	1,044,435
Symantec Corp. (a)	118,200	1,839,192
Visa Inc. Class A Shares	15,000	933,900

		35,739,773

Materials (1.89%)
Ecolab Inc.	23,400	912,366
Potash Corporation of Saskatchewan Inc.	16,000	1,488,800
Praxair Inc.	16,900	1,201,083

		3,602,249

Telecommunication Services (1.95%)
AT&T Inc.	99,000	2,459,160
Verizon Communications Inc.	41,300	1,269,149

		3,728,309

Utilities (4.28%)
Dominion Resources Inc.	72,400	2,419,608
Exelon Corp.	46,000	2,355,660
FPL Group Inc.	21,300	1,211,118
PG&E Corp.	56,700	2,179,548

		8,165,934

Total Common Stocks
(cost $199,693,143)		186,453,744

	Shares	Value
Short-term Investments (5.91%)
JPMorgan U.S. Government Money Market Fund	11,269,331	$11,269,331

Total Short-term Investments
(cost $11,269,331)		11,269,331

TOTAL INVESTMENTS (103.67%)
(cost $210,962,474)		197,723,075
LIABILITIES, NET OF OTHER ASSETS (-3.67%)		(6,990,170)

NET ASSETS (100.00%)		$190,732,905

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (97.93%)
Consumer Discretionary (15.13%)
99 Cents Only Stores (a)	3,800	$51,604
Advance Auto Parts Inc.	7,255	301,010
American Eagle Outfitters	44,130	625,322
Bally Technologies Inc. (a)	4,160	124,467
Belo Corp. Class A	190,500	340,995
Best Buy Company Inc.	13,550	453,790
Big Lots Inc. (a)	12,480	262,454
BorgWarner Inc.	12,080	412,290
Carrols Restaurant Group Inc. (a)	80,200	534,132
CEC Entertainment Inc. (a)	23,300	686,884
Coach Inc.	12,900	346,752
Copart Inc. (a)	10,140	351,554
Darden Restaurants Inc.	19,450	641,461
Fred’s Inc. Class A	36,800	463,680
FTI Consulting Inc. (a)	15,785	800,615
GameStop Corp. Class A (a)	16,655	366,577
Guess? Inc.	12,900	332,562
Hawk Corp. Class A (a)	35,800	495,830
Jarden Corp. (a)	24,830	465,562
Kirkland’s Inc. (a)	95,400	1,145,754
Kohl’s Corp. (a)	7,650	327,038
LKQ Corp. (a)	15,182	249,744
LodgeNet Interactive Corp. (a)	93,600	318,240
Macy’s Inc.	49,080	577,181
Mediacom Communications Corp. Class A (a)	88,600	452,746
NIKE Inc. Class B	12,025	622,654
O’Reilly Automotive Inc. (a)	8,000	304,640
Polaris Industries Inc.	19,800	635,976
Sinclair Broadcast Group Inc. Class A	9,400	18,236
Spartan Motors Inc.	104,700	1,186,251
Starbucks Corp. (a)	12,620	175,292
Urban Outfitters Inc. (a)	19,765	412,496
Warnaco Group Inc. (a)	35,990	1,166,076
West Marine Inc. (a)	68,124	375,363

		16,025,228

Consumer Staples (4.59%)
Avon Products Inc.	20,640	532,099
Casey’s General Stores Inc.	13,300	341,677
Central Garden & Pet Co. (a)	65,745	722,538
Church & Dwight Co. Inc.	10,985	596,595
Energizer Holdings Inc. (a)	8,385	438,032
Flowers Foods Inc.	26,290	574,174
J.M. Smucker Co.	12,410	603,871
Pantry Inc. (a)	30,800	511,280
Ralcorp Holdings Inc. (a)	8,920	543,406

		4,863,672

Energy (12.95%)
Atwood Oceanics Inc. (a)	8,200	204,262
Boots & Coots Inc. (a)	550,318	764,942

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Concho Resources Inc. (a)	27,035	$775,634
Dawson Geophysical Co. (a)	28,700	856,695
Devon Energy Corp.	16,475	897,887
Dresser-Rand Group Inc. (a)	38,820	1,013,202
General Maritime Corp.	26,000	257,140
GulfMark Offshore Inc. (a)	21,500	593,400
Gulfport Energy Corp. (a)	80,400	550,740
Hornbeck Offshore Services Inc. (a)	53,800	1,150,782
Mariner Energy Inc. (a)	14,020	164,735
Mitcham Industries Inc. (a)	123,800	642,522
Natural Gas Services Group (a)	48,100	639,730
Quicksilver Resources Inc. (a)	31,040	288,362
Rosetta Resources Inc. (a)	78,400	686,000
Southwestern Energy Co. (a)	8,250	320,513
Tidewater Inc.	14,300	613,041
Transocean Ltd. (a)	18,320	1,360,993
Vanguard Natural Resources LLC	49,700	679,399
Weatherford International Ltd. (a)	20,770	406,261
Western Refining Inc. (a)	42,700	301,462
World Fuel Services Corp.	13,400	552,482

		13,720,184

Financial Services (19.16%)
ACE Ltd.	19,815	876,417
Affiliated Managers Group Inc. (a)	15,200	884,488
Alliance Data Systems Corp. (a)	11,840	487,690
American Capital Ltd.	23,800	76,398
American Financial Group Inc.	16,900	364,702
American Physicians Capital Inc.	20,600	806,696
AmeriCredit Corp. (a)	49,400	669,370
Amerisafe Inc. (a)	82,300	1,280,588
Annaly Capital Management Inc.	57,750	874,335
Arch Capital Group Ltd. (a)	5,500	322,190
BioMed Realty Trust Inc.	44,000	450,120
CB Richard Ellis Group Inc. Class A (a)	93,800	877,968
Charles Schwab Corp.	16,440	288,358
Digital Realty Trust Inc.	43,475	1,558,579
First Community Bancshares Inc.	26,621	341,814
First Potomac Realty Trust	1,474	14,371
Fortress Investment Group LLC Class A (a)	128,900	440,838
Great Southern Bancorp Inc.	17,500	359,625
Guaranty Bancorp (a)	162,800	310,948
Horace Mann Educators Corp.	53,200	530,404
Invesco Ltd.	28,330	504,841
Kilroy Realty Corp.	12,800	262,912
Knight Capital Group Inc. Class A (a)	48,500	826,925
Mack-Cali Realty Corp.	15,570	354,996
MasterCard Inc. Class A	1,100	184,041
Meadowbrook Insurance Group Inc.	74,700	487,791
MSCI Inc. Class A (a)	16,280	397,883
National Interstate Corp.	2,000	30,360

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Nelnet Inc. Class A (a)	45,400	$616,986
Northern Trust Corp.	13,320	715,017
Peoples Bancorp Inc.	30,300	516,615
Prospect Capital Corp.	43,200	397,440
SEI Investments Co.	17,280	311,731
State Street Corp.	8,900	420,080
Tower Group Inc.	24,000	594,720
Triangle Capital Corp.	2,900	31,668
Unitrin Inc.	29,600	355,792
Weingarten Realty Investors	36,258	526,103
Wilmington Trust Corp.	34,600	472,636
World Acceptance Corp. (a)	23,400	465,894

		20,290,330

Health Care (10.53%)
Aetna Inc.	7,300	182,865
Alexion Pharmaceuticals Inc. (a)	5,815	239,113
Allergan Inc.	8,500	404,430
Allion Healthcare Inc. (a)	10,900	64,855
AMERIGROUP Corp. (a)	27,200	730,320
Celgene Corp. (a)	7,550	361,192
Cephalon Inc. (a)	11,250	637,312
Covance Inc. (a)	6,570	323,244
Cyberonics Inc. (a)	40,600	675,178
Emergency Medical Services Corp. Class A (a)	15,700	578,074
Endo Pharmaceuticals Holdings Inc. (a)	21,550	386,176
Express Scripts Inc. (a)	6,995	480,906
Gentiva Health Services Inc. (a)	17,900	294,634
Healthspring Inc. (a)	44,791	486,430
Hologic Inc. (a)	21,748	309,474
Immucor Inc. (a)	24,245	333,611
Inverness Medical Innovations Inc. (a)	12,490	444,394
Life Technologies Corp. (a)	31,230	1,302,916
Mettler-Toledo International Inc. (a)	6,220	479,873
Mylan Inc. (a)	19,650	256,433
Providence Service Corp. (a)	19,600	214,620
Psychiatric Solutions Inc. (a)	9,890	224,899
QIAGEN NV (a)	28,130	522,937
RehabCare Group Inc. (a)	18,600	445,098
ResMed Inc. (a)	4,830	196,726
St. Jude Medical Inc. (a)	5,580	229,338
United Therapeutics Corp. (a)	4,110	342,486

		11,147,534

Industrials (10.39%)
AMETEK Inc.	22,970	794,303
Apogee Enterprises Inc.	37,500	461,250
Bucyrus International Inc.	6,470	184,783
Chart Industries Inc. (a)	68,800	1,250,784
Delta Air Lines Inc. (a)	41,015	237,477

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Expeditors International of Washington Inc.	10,355	$345,236
Flowserve Corp.	8,140	568,253
Foster Wheeler AG (a)	12,420	294,975
General Cable Corp. (a)	7,740	290,869
Hawaiian Holdings Inc. (a)	3,100	18,662
International Shipholding Corp.	13,344	359,754
Iron Mountain Inc. (a)	13,645	392,294
Knoll Inc.	38,000	288,040
M & F Worldwide Corp. (a)	33,700	674,000
Masco Corp.	24,820	237,776
MasTec Inc. (a)	48,700	570,764
Polypore International Inc. (a)	2,500	27,800
Precision Castparts Corp.	11,435	835,098
Republic Airways Holdings Inc. (a)	55,800	364,374
Republic Services Inc.	12,130	296,093
RR Donnelley & Sons Co.	39,200	455,504
TAL International Group Inc.	39,300	428,370
Triumph Group Inc.	11,300	452,000
Tutor Perini Corp. (a)	24,300	421,848
Valmont Industries Inc.	2,250	162,180
VSE Corp.	15,300	400,248
Wabtec Corp.	6,060	194,950

		11,007,685

Information Technology (13.15%)
3Com Corp. (a)	108,200	509,622
Activision Blizzard Inc. (a)	34,975	441,734
Acxiom Corp.	52,100	460,043
Amphenol Corp. Class A	13,275	420,021
ANSYS Inc. (a)	6,325	197,087
Broadcom Corp. Class A (a)	30,370	752,872
Brocade Communications Systems Inc. (a)	35,740	279,487
Check Point Software Technologies Ltd. (a)	19,690	462,124
Citrix Systems Inc. (a)	13,320	424,775
Cognizant Technology Solutions Corp. (a)	23,065	615,835
CSG Systems International Inc. (a)	31,100	411,764
EarthLink Inc. (a)	94,500	700,245
F5 Networks Inc. (a)	8,925	308,716
Fiserv Inc. (a)	4,055	185,314
FLIR Systems Inc. (a)	17,075	385,212
GSI Technology Inc. (a)	120,600	465,516
Hewitt Associates Inc. Class A (a)	25,750	766,835
Intersil Corp.	31,950	401,612
Juniper Networks Inc. (a)	11,110	262,196
Marvell Technology Group Ltd. (a)	34,105	396,982
McAfee Inc. (a)	10,435	440,253
MICROS Systems Inc. (a)	14,500	367,140
Multi-Fineline Electronix Inc. (a)	40,100	858,140

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
NetApp Inc. (a)	11,845	$233,583
Nuance Communications Inc. (a)	55,480	670,753
Silicon Laboratories Inc. (a)	16,270	617,284
SYNNEX Corp. (a)	38,600	964,614
Trimble Navigation Ltd. (a)	11,980	235,167
United Online Inc.	68,410	445,349
UTStarcom Inc. (a)	154,400	251,672

		13,931,947

Materials (8.01%)
Airgas Inc.	18,225	738,659
Bway Holding Co. (a)	53,900	944,867
Cliffs Natural Resources Inc.	16,550	404,979
Crown Holdings Inc. (a)	37,765	911,647
Glatfelter	66,700	593,630
Greif Inc.	23,710	1,048,456
Innophos Holdings Inc.	26,856	453,598
Rock-Tenn Co. Class A	31,500	1,202,040
Silver Wheaton Corp. (a)	32,560	268,294
SPX Corp.	15,200	744,344
Temple-Inland Inc.	35,000	459,200
US Gold Corp. (a)	108,700	286,968
Valspar Corp.	19,030	428,746

		8,485,428

Telecommunication Services (0.47%)
American Tower Corp. Class A (a)	15,675	494,233

Utilities (3.55%)
AES Corp. (a)	92,220	1,070,674
Allegheny Energy Inc.	10,035	257,398
Aqua America Inc.	31,870	570,473
ITC Holdings Corp.	21,680	983,405
Nicor Inc.	8,500	294,270
NorthWestern Corp.	25,700	584,932

		3,761,152

Total Common Stocks
(cost $101,029,114)		103,727,393

	Shares	Value
Short-term Investments (3.37%)
JPMorgan U.S. Government Money Market Fund	3,573,407	$3,573,407

Total Short-term Investments
(cost $3,573,407)		3,573,407

TOTAL INVESTMENTS (101.30%)
(cost $104,602,521)		107,300,800
LIABILITIES, NET OF OTHER ASSETS (-1.30%)		(1,375,253)

NET ASSETS (100.00%)		$105,925,547

(a)	Non-income producing security.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (90.17%) (a)
Australia (2.28%)
BHP Billiton PLC	37,000	$833,930
CSL Ltd.	38,523	996,056

		1,829,986

Austria (0.27%)
Erste Group Bank AG	8,094	219,737

Belgium (2.52%)
Anheuser-Busch InBev NV	55,736	2,020,951

Brazil (4.68%)
Gafisa SA	42,200	347,808
Itau Unibanco Banco Multiplo SA ADR	98,123	1,553,287
Petroleo Brasileiro SA	27,118	1,111,296
Redecard SA	9,759	149,410
Vale SA Sponsored ADR	33,100	583,553

		3,745,354

Canada (2.29%)
Cameco Corp.	19,200	491,520
Petro-Canada	4,726	182,515
Potash Corporation of Saskatchewan Inc.	9,418	876,345
Suncor Energy Inc.	9,206	279,943

		1,830,323

China (0.54%)
Industrial and Commercial Bank of China Ltd. Class H	620,000	429,466

Denmark (4.23%)
A P Moller-Maersk A/S Class B	77	461,349
Novo Nordisk A/S Class B	21,700	1,181,896
Vestas Wind Systems A/S (b)	24,358	1,748,044

		3,391,289

France (11.35%)
Accor SA	22,629	901,587
Alstom SA	8,229	488,608
AXA	41,148	778,803
BNP Paribas	27,596	1,799,597
Compagnie de Saint-Gobain	21,028	707,541
Compagnie Generale des Etablissements Michelin Class B	9,673	553,987
Groupe DANONE	8,537	423,304
JC Decaux SA (b)	19,000	301,945
L’Oreal SA	6,400	480,406
Pernod Ricard SA	10,823	684,264
Schneider Electric SA	7,472	571,890
Total SA	12,300	666,665

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Veolia Environnement	24,579	$726,715

		9,085,312

Germany (2.30%)
Bayerische Motoren Werke (BMW) AG	9,459	357,313
Daimler AG Registered Shares	12,854	466,800
Hochtief AG	4,075	205,778
Linde AG	9,900	813,312

		1,843,203

Hong Kong (5.37%)
Cathay Pacific Airways Ltd.	239,000	327,875
Cheung Kong Holdings Ltd.	125,000	1,429,265
China Life Insurance Co. Ltd. H	123,000	452,050
China Mobile Ltd.	53,500	535,664
China Petroleum and Chemical Corp. (Sinopec) H	738,000	558,755
CNOOC Ltd.	316,000	389,265
Esprit Holdings Ltd.	76,800	426,688
Hang Lung Properties Ltd.	54,000	177,824

		4,297,386

India (0.78%)
ICICI Bank Ltd. Sponsored ADR	18,988	560,146
Reliance Industries Ltd. Sponsored GDR (b) (c)	750	62,250

		622,396

Ireland (0.28%)
CRH PLC	9,635	221,452

Israel (1.23%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	19,919	982,803

Italy (0.73%)
Eni SpA	24,500	581,066

Japan (7.50%)
Daikin Industries Ltd.	12,500	402,293
Daiwa Securities Group Inc.	121,000	719,006
Fanuc Ltd.	11,200	897,527
Honda Motor Co. Ltd.	25,300	696,024
Japan Tobacco Inc.	240	750,200
Marubeni Corp.	179,000	791,679
Mizuho Financial Group Inc.	382,800	889,373
Shiseido Co. Ltd.	29,000	474,430
Sumitomo Realty & Development Co. Ltd.	21,000	383,433

		6,003,965

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (1.27%)
Genting Berhad	284,800	$456,342
Sime Darby Berhad	283,700	559,663

		1,016,005

Mexico (1.45%)
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	124,199	1,160,019

Netherlands (1.37%)
ASML Holding NV - NY Reg.	26,259	569,161
Royal Dutch Shell PLC Class A	21,115	529,081

		1,098,242

Norway (0.83%)
Norsk Hydro ASA (b)	46,900	241,656
StatoilHydro ASA	21,450	423,706

		665,362

Singapore (4.00%)
Capitaland Ltd.	301,500	766,578
DBS Group Holdings Ltd.	155,824	1,263,288
Keppel Corp. Ltd.	112,000	530,894
Singapore Airlines Ltd.	24,000	219,725
United Overseas Bank Ltd.	42,000	423,813

		3,204,298

South Africa (0.60%)
AngloGold Ashanti Ltd. Sponsored ADR	13,200	483,516

South Korea (0.24%)
Hyundai Motor Co.	3,289	190,231

Spain (4.11%)
Banco Bilbao Vizcaya Argentaria SA	33,951	427,493
Gamesa Corp Tecnologica SA	45,361	864,811
Telefonica SA	88,073	2,000,096

		3,292,400

Sweden (1.69%)
Atlas Copco AB Class A	65,000	654,498
Hennes & Mauritz AB (H&M) B Shares	3,825	190,999
Investor AB B Shares	26,200	405,119
Sandvik AB	14,000	104,346

		1,354,962

Switzerland (13.59%)
ABB Ltd. Reg. (b)	82,887	1,308,842
Actelion Ltd. Reg. (b)	6,538	342,684
Compagnie Financiere Richemont SA Class A	9,980	208,066
Credit Suisse Group AG Reg.	35,427	1,623,123

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Holcim Ltd. (b)	10,605	$603,787
Julius Baer Holding AG Reg.	13,449	523,061
Lonza Group AG Reg.	9,876	982,442
Nestle SA	46,831	1,768,266
Novartis AG	6,900	280,880
Roche Holding AG	4,900	667,636
Syngenta AG Reg.	3,010	700,324
Transocean Ltd. (b)	17,930	1,332,020
UBS AG Reg. (Virt-X) (b)	44,133	541,883

		10,883,014

Taiwan (2.11%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	179,982	1,693,631

United Kingdom (12.32%)
Anglo American PLC	20,600	602,326
BG Group PLC	68,177	1,148,080
BP PLC	238,503	1,884,608
British American Tobacco PLC	20,467	564,975
Cadbury PLC	64,725	553,250
Diageo PLC	50,727	728,599
Imperial Tobacco Group PLC	14,096	366,885
Lloyds TSB Group PLC	268,552	309,585
Reckitt Benckiser Group PLC	8,937	408,135
Standard Chartered PLC	42,708	803,040
Tesco PLC	70,136	409,584
Vodafone Group PLC	668,709	1,300,600
Xstrata PLC	72,271	785,461

		9,865,128

United States (0.24%)
NII Holdings Inc. (b)	9,980	190,319

Total Common Stocks
(cost $76,937,966)		72,201,816

Preferred Stocks (4.43%) (a)
Brazil (4.43%)
Banco Bradesco SA Pfd.	62,600	920,071
Companhia Vale do Rio Doce Pfd. A	34,900	536,101
Petroleo Brasileiro SA Pfd.	96,800	1,608,476
Suzano Papel e Celulose SA (b)	63,100	482,709

		3,547,357

Total Preferred Stocks
(cost $4,947,790)		3,547,357

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Repurchase Agreement (5.57%)
State Street Bank & Trust Repurchase Agreement, (d) 0.010%, agreement date 6/30/2009, to be repurchased at $4,456,596 on 07/01/2009	$4,456,595	$4,456,595

Total Repurchase Agreement
(cost $4,456,595)		4,456,595

TOTAL INVESTMENTS (100.17%)
(cost $86,342,351)		80,205,768
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.17%)		(137,386)

NET ASSETS (100.00%)		$80,068,382

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 5.00%, a maturity date of September 15, 2024 and a market value of $4,546,346 as of June 30, 2009.

ADR - American Depository Receipt

GDR - Global Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$18,362,363	22.88%
United States Dollar	15,537,299	19.36
British Pound	10,699,058	13.34
Swiss Franc	9,550,995	11.91
Japanese Yen	6,003,965	7.50
Hong Kong Dollar	4,726,851	5.89
Brazilian Real	4,044,576	5.04
Danish Krone	3,391,289	4.23
Singapore Dollar	3,204,298	4.00
Swedish Krona	1,354,962	1.69
Malaysian Ringgit	1,016,005	1.27
Australian Dollar	996,056	1.24
Norwegian Krone	665,362	0.83
Canadian Dollar	462,458	0.58
South Korean Won	190,231	0.24

Total Investments	$80,205,768	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$17,399,040	21.72%
Energy	11,249,246	14.04
Industrials	10,845,363	13.55
Consumer Staples	9,633,248	12.03
Materials	8,924,491	11.15
Health Care	5,434,397	6.79
Consumer Discretionary	5,097,790	6.37
Telecommunication Services	4,026,679	5.03
Information Technology	2,412,203	3.01
Utilities	726,716	0.91

Total Stocks	75,749,173	94.60
Repurchase Agreement	4,456,595	5.57
Liabilities, Net of Cash and Other Assets	(137,386)	(0.17)

Net Assets	$80,068,382	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.91%)
Consumer Discretionary (13.00%)
1-800-FLOWERS.COM Inc. (a)	7,415	$14,237
99 Cents Only Stores (a)	11,978	162,661
AFC Enterprises (a)	6,541	44,152
Ambassadors Group Inc.	4,772	65,710
America’s Car-Mart Inc. (a)	2,600	53,300
American Apparel Inc. (a)	8,200	29,848
American Axle & Manufacturing Holdings Inc.	11,587	39,859
American Greetings Corp.	10,100	117,968
American Public Education Inc. (a)	4,700	186,167
Amerigon Inc. (a)	5,800	35,380
Ameristar Casinos Inc.	6,557	124,780
AnnTaylor Stores Corp. (a)	15,000	119,700
Arbitron Inc.	6,818	108,338
ArvinMeritor Inc.	18,915	83,037
Asbury Automotive Group Inc.	8,252	84,500
Ascent Media Corp. Class A (a)	3,600	95,688
ATC Technology Corp. (a)	5,068	73,486
Audiovox Corp. (a)	4,204	24,635
Avatar Holdings Inc. (a)	1,648	29,944
Bally Technologies Inc. (a)	13,962	417,743
Beazer Homes USA Inc. (a)	10,100	18,483
bebe stores inc.	6,100	41,968
Belo Corp. Class A	22,900	40,991
Benihana Inc. Class A (a)	3,200	20,224
Big 5 Sporting Goods Corp.	5,519	61,040
BJ’s Restaurants Inc. (a)	5,139	86,695
Blue Nile Inc. (a)	3,256	139,975
Bluegreen Corp. (a)	4,223	10,642
Blyth Inc.	1,536	50,365
Bob Evans Farms Inc.	7,845	225,465
Books-A-Million Inc.	1,600	11,376
Borders Group Inc. (a)	12,500	46,000
Bridgepoint Education Inc. (a)	3,547	60,299
Brookfield Homes Corp. (a)	2,437	9,748
Brown Shoe Co. Inc.	10,605	76,780
Brunswick Corp.	22,600	97,632
Buckle Inc.	6,549	208,062
Buffalo Wild Wings Inc. (a)	4,596	149,462
Build-A-Bear Workshop Inc. (a)	4,629	20,692
Cabela’s Inc. (a)	10,230	125,829
California Pizza Kitchen Inc. (a)	4,920	65,387
Callaway Golf Co.	16,414	83,219
Capella Education Co. (a)	3,729	223,554
Caribou Coffee Company Inc. (a)	2,000	12,840
Carmike Cinemas Inc.	3,000	25,140
Carrols Restaurant Group Inc. (a)	3,200	21,312
Carter’s Inc. (a)	14,608	359,503
Cato Corp. Class A	7,044	122,847
Cavco Industries Inc. (a)	1,800	45,594
CEC Entertainment Inc. (a)	5,906	174,109
Charlotte Russe Holding Inc. (a)	5,367	69,127

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Charming Shoppes Inc. (a)	29,581	110,041
Cheesecake Factory Inc. (a)	15,459	267,441
Cherokee Inc.	2,082	41,265
Children’s Place Retail Stores Inc. (a)	6,056	160,060
ChinaCast Education Corp. (a)	7,600	54,112
Christopher & Banks Corp.	9,242	62,014
Churchill Downs Inc.	2,361	79,471
Cinemark Holdings Inc.	8,200	92,824
Citi Trends Inc. (a)	3,800	98,344
CKE Restaurants Inc.	12,472	105,763
CKX Inc. (a)	14,800	104,932
Coldwater Creek Inc. (a)	14,600	88,476
Collective Brands Inc. (a)	16,478	240,084
Columbia Sportswear Co.	3,100	95,852
Conn’s Inc. (a)	2,686	33,575
Cooper Tire & Rubber Co.	15,201	150,794
Core-Mark Holding Co. Inc. (a)	2,600	67,756
Corinthian Colleges Inc. (a)	20,478	346,693
Courier Corp.	2,501	38,165
CPI Corp.	1,400	23,786
Cracker Barrel Old Country Store Inc.	5,782	161,318
Crocs Inc. (a)	21,500	73,100
Crown Media Holdings Inc. (a)	2,762	4,613
CSS Industries Inc.	2,018	41,127
Dana Holding Corp. (a)	26,900	34,432
Deckers Outdoor Corp. (a)	3,353	235,615
Denny’s Corp. (a)	25,053	53,864
Destination Maternity Corp. (a)	1,100	18,348
Diedrich Coffee Inc. (a)	800	19,024
Dillard’s Inc. Class A	13,300	122,360
DineEquity Inc.	4,475	139,575
Dolan Media Co. (a)	7,800	99,762
Domino’s Pizza Inc. (a)	9,417	70,533
Dorman Products Inc. (a)	2,800	38,724
Dover Downs Gaming & Entertainment Inc.	3,702	17,214
Dress Barn Inc. (a)	11,536	164,965
Drew Industries Inc. (a)	4,864	59,195
drugstore.com Inc. (a)	21,800	39,676
DSW Inc. (a)	3,300	32,505
DXP Enterprises Inc. (a)	2,100	24,087
E.W. Scripps Co. Class A	6,700	14,003
Eastman Kodak Co.	69,100	204,536
Einstein Noah Restaurant Group Inc. (a)	1,400	12,110
Ethan Allen Interiors Inc.	6,122	63,424
Exide Technologies (a)	12,900	48,117
FGX International Holdings Ltd. (a)	3,700	42,106
Fisher Communications Inc.	1,596	20,413
Fossil Inc. (a)	12,047	290,092
Fred’s Inc.	10,240	129,024
Frisch’s Restaurants Inc.	500	14,770
Fuel Systems Solutions Inc. (a)	3,300	66,627

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fuqi International Inc. (a)	2,600	$53,846
Furniture Brands International Inc.	10,564	32,009
G-III Apparel Group Ltd. (a)	3,500	40,215
Gaiam Inc. (a)	4,100	22,427
Gander Mountain Co. (a)	1,200	7,200
Gaylord Entertainment Co. (a)	8,963	113,920
Genesco Inc. (a)	4,892	92,019
Global Sources Ltd. (a)	3,864	27,859
Grand Canyon Education Inc. (a)	4,033	67,674
Great Wolf Resorts Inc. (a)	7,728	15,765
Group 1 Automotive Inc.	6,221	161,870
Gymboree Corp. (a)	7,465	264,858
Harte-Hanks Inc.	9,600	88,800
Haverty Furniture Companies Inc.	4,535	41,495
Helen of Troy Ltd. (a)	7,700	129,283
hhgregg Inc. (a)	2,934	44,479
Hibbett Sports Inc. (a)	7,312	131,616
Hooker Furniture Corp.	3,116	35,772
Hot Topic Inc. (a)	11,292	82,544
Hovnanian Enterprises Inc. (a)	13,900	32,804
HSN Inc. (a)	10,200	107,814
Iconix Brand Group Inc. (a)	15,300	235,314
Interval Leisure Group Inc. (a)	10,100	94,132
iRobot Corp. (a)	5,000	64,900
Isle of Capri Casinos Inc. (a)	4,109	54,732
J. Crew Group Inc. (a)	12,900	348,558
Jack in the Box Inc. (a)	14,612	328,039
JAKKS Pacific Inc. (a)	7,227	92,722
Jo-Ann Stores Inc. (a)	6,769	139,915
Jones Apparel Group Inc.	22,000	236,060
Jos. A. Bank Clothiers Inc. (a)	4,637	159,791
Journal Communications Inc. Class A	10,142	10,649
K-Swiss Inc. Class A	6,671	56,704
K12 Inc. (a)	6,073	130,873
Kenneth Cole Productions Inc.	2,220	15,607
Kirkland’s Inc. (a)	3,200	38,432
Knology Inc. (a)	7,500	64,725
Krispy Kreme Doughnuts Inc. (a)	15,006	45,018
La-Z-Boy Inc.	13,222	62,408
Lakes Entertainment Inc. (a)	4,500	13,095
Landry’s Restaurants Inc. (a)	2,095	18,017
Leapfrog Enterprises Inc. (a)	8,720	19,969
Lear Corp. (a)	16,000	8,000
Life Time Fitness Inc. (a)	10,393	207,964
Lin TV Corp. (a)	7,165	12,037
Lincoln Educational Services (a)	2,500	52,325
Lithia Motors Inc. Class A	4,500	41,580
Live Nation Inc. (a)	21,400	104,004
Liz Claiborne Inc.	24,300	69,984
LodgeNet Interactive Corp. (a)	5,500	18,700
Luby’s Inc. (a)	4,900	19,894
Lululemon Athletica Inc. (a)	10,500	136,815
Lumber Liquidators Inc. (a)	3,800	59,888

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
M/I Homes Inc. (a)	4,700	$46,013
Mac-Gray Corp. (a)	2,800	37,072
Maidenform Brands Inc. (a)	4,900	56,203
Marcus Corp.	5,037	52,989
Marine Products Corp.	2,692	10,095
Martha Stewart Living Omnimedia Inc. (a)	6,778	20,741
Matthews International Corp.	7,968	247,964
McCormick & Schmick’s Seafood Restaurants Inc. (a)	4,000	30,440
Mediacom Communications Corp. Class A (a)	10,028	51,243
Meritage Homes Corp. (a)	8,000	150,880
Midas Inc. (a)	3,584	37,560
Modine Manufacturing Co.	8,143	39,086
Monarch Casino & Resort Inc. (a)	2,466	18,002
Monro Muffler Brake Inc.	4,235	108,882
Morgans Hotel Group Co. (a)	6,000	22,980
Movado Group Inc.	4,316	45,491
Multimedia Games Inc. (a)	7,200	35,712
National CineMedia Inc.	10,800	148,608
National Presto Industries Inc.	1,218	92,690
New York & Co. Inc. (a)	6,956	21,494
Nobel Learning Communities Inc. (a)	900	10,323
NutriSystem Inc.	7,900	114,550
O’Charley’s Inc.	4,709	43,558
OfficeMax Inc.	19,600	123,088
Orbitz Worldwide Inc. (a)	8,134	15,455
Orient-Express Hotels Ltd. Class A	19,800	168,102
Outdoor Channel Holdings Inc. (a)	3,500	20,650
Overstock.com Inc. (a)	3,999	47,828
Oxford Industries Inc.	3,247	37,828
Pacific Sunwear of California Inc. (a)	16,502	55,612
Pantry Inc. (a)	5,739	95,267
Papa John’s International Inc. (a)	5,580	138,328
PEP Boys-Manny Moe & Jack	12,527	127,024
Perry Ellis International Inc. (a)	2,626	19,117
PetMed Express Inc. (a)	6,000	90,180
PF Chang’s China Bistro Inc. (a)	6,091	195,277
Pier 1 Imports Inc. (a)	22,511	45,022
Pinnacle Entertainment Inc. (a)	15,448	143,512
Playboy Enterprises Inc. (a)	5,494	13,790
Polaris Industries Inc.	7,887	253,330
Pool Corp.	12,400	205,344
Pre-Paid Legal Services Inc. (a)	1,867	81,383
Primedia Inc.	4,936	9,921
Princeton Review Inc. (a)	3,400	18,394
Quiksilver Inc. (a)	32,600	60,310
Raser Technologies Inc. (a)	14,300	40,040
RC2 Corp. (a)	4,554	60,249
RCN Corp. (a)	9,371	55,945
Reading International Inc. Class A (a)	4,000	18,200

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Red Lion Hotels Corp. (a)	3,100	$14,880
Red Robin Gourmet Burgers Inc. (a)	4,074	76,388
Regis Corp.	11,278	196,350
Rent-A-Center Inc. (a)	16,900	301,327
Rentrak Corp. (a)	2,500	41,075
Retail Ventures Inc. (a)	7,021	15,306
REX Stores Corp. (a)	1,800	18,108
Ruby Tuesday Inc. (a)	13,511	89,983
Ruth’s Hospitality Group Inc. (a)	5,500	20,185
Ryland Group Inc.	11,100	186,480
Saks Inc. (a)	30,600	135,558
Sally Beauty Holdings Inc. (a)	24,200	153,912
Scholastic Corp.	5,873	116,227
Sealy Corp. (a)	12,100	23,716
Shoe Carnival Inc. (a)	2,417	28,835
Shuffle Master Inc. (a)	13,778	91,073
Shutterfly Inc. (a)	5,343	74,535
Sinclair Broadcast Group Inc.	11,904	23,094
Skechers U.S.A. Inc. (a)	8,449	82,547
Skyline Corp.	1,843	40,085
Smith & Wesson Holding Corp. (a)	13,600	77,248
Sonic Automotive Inc.	6,097	61,946
Sonic Corp. (a)	15,600	156,468
Sotheby’s	17,287	243,920
Spartan Motors Inc.	8,300	94,039
Speedway Motorsports Inc.	3,354	46,151
Sport Supply Group Inc.	2,200	18,898
Stage Stores Inc.	9,707	107,748
Standard Motor Products Inc.	4,000	33,080
Standard Pacific Corp. (a)	25,100	50,953
Stanley Furniture Company Inc.	2,500	26,975
Stein Mart Inc. (a)	6,523	57,794
Steiner Leisure Ltd. (a)	3,800	116,014
Steinway Musical Instruments Inc. (a)	1,899	20,338
Steven Madden Ltd. (a)	4,012	102,105
Stewart Enterprises Inc.	20,554	99,070
Stoneridge Inc. (a)	3,900	18,759
Sturm Ruger & Company Inc.	4,900	60,956
Superior Industries International Inc.	5,941	83,768
Syms Corp. (a)	1,500	11,265
Systemax Inc. (a)	2,500	29,775
Talbots Inc.	6,499	35,095
Tempur-Pedic International Inc.	19,300	252,251
Tenneco Inc. (a)	12,113	128,398
Texas Roadhouse Inc. Class A (a)	12,804	139,692
The Finish Line Inc. Class A	10,906	80,923
The Men’s Wearhouse Inc.	13,400	257,012
The Steak n Shake Co. (a)	6,236	54,503
Ticketmaster Entertainment Inc. (a)	9,600	61,632
Timberland Co. (a)	11,300	149,951
Town Sports International Holdings Inc. (a)	5,500	20,625
Tractor Supply Co. (a)	9,200	380,144

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
True Religion Apparel Inc. (a)	6,500	$144,950
Tuesday Morning Corp. (a)	7,389	24,901
Tupperware Brands Corp.	16,096	418,818
Tween Brands Inc. (a)	6,618	44,208
Ulta Salon Cosmetics & Fragrance Inc. (a)	7,000	77,840
Under Armour Inc. Class A (a)	8,500	190,230
Unifi Inc. (a)	10,500	14,910
UniFirst Corp.	3,575	132,883
Universal Electronics Inc. (a)	3,675	74,125
Universal Technical Institute Inc. (a)	5,081	75,859
Universal Travel Group (a)	2,600	29,094
US Auto Parts Network Inc. (a)	2,300	8,671
Vail Resorts Inc. (a)	7,582	203,349
Valassis Communications Inc. (a)	12,290	75,092
Value Line Inc.	262	8,612
VistaPrint Ltd. (a)	10,800	460,620
Volcom Inc. (a)	4,800	60,000
Warnaco Group Inc. (a)	11,766	381,218
West Marine Inc. (a)	3,400	18,734
Wet Seal Inc. Class A (a)	25,505	78,300
Weyco Group Inc.	1,700	39,253
Winnebago Industries Inc.	7,419	55,123
Wolverine World Wide Inc.	12,621	278,419
Wonder Auto Technology Inc. (a)	3,800	38,494
World Wrestling Entertainment Inc.	5,969	74,971
Youbet.com Inc. (a)	8,200	27,060
Zale Corp. (a)	6,567	22,590
Zumiez Inc. (a)	5,166	41,380

		25,275,956

Consumer Staples (3.55%)
AgFeed Industries Inc. (a)	7,300	43,289
Alico Inc.	885	26,568
Alliance One International Inc. (a)	22,844	86,807
Allion Healthcare Inc. (a)	4,800	28,560
American Dairy Inc. (a)	2,000	79,320
American Italian Pasta Co. Class A (a)	5,400	157,356
American Oriental Bioengineering Inc. (a)	15,700	83,053
Arden Group Inc. Class A	300	37,530
B&G Foods Inc. Class A	4,600	38,686
Bare Escentuals Inc. (a)	17,000	150,790
Boston Beer Co. Inc. (a)	2,280	67,465
Cal-Maine Foods Inc.	3,500	87,360
Calavo Growers Inc.	2,800	55,524
Casey’s General Stores Inc.	13,066	335,666
Central Garden & Pet Co. (a)	16,012	157,718
Chattem Inc. (a)	4,943	336,618
China Precision Steel Inc. (a)	8,500	21,080
China Sky One Medical Inc. (a)	2,800	37,744
China-Biotics Inc. (a)	1,900	20,482

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Chiquita Brands International Inc. (a)	11,405	$117,015
Coca-Cola Bottling Co. Consolidated	1,147	63,234
Darling International Inc. (a)	21,125	139,425
Diamond Foods Inc.	4,200	117,180
Elizabeth Arden Inc. (a)	6,203	54,152
Farmer Brothers Co.	1,593	36,448
Female Health Co. (a)	3,800	18,240
Fresh Del Monte Produce Inc. (a)	10,500	170,730
Griffin Land & Nurseries Inc.	800	25,024
Hain Celestial Group Inc. (a)	10,423	162,703
Heckmann Corp. (a)	20,300	76,125
HQ Sustainable Maritime Industries Inc. (a)	2,400	21,960
Imperial Sugar Co.	3,100	37,541
Ingles Markets Inc.	3,305	50,368
Inter Parfums Inc.	3,301	24,229
J&J Snack Foods Corp.	3,642	130,748
Lancaster Colony Corp.	5,019	221,187
Lance Inc.	7,305	168,965
Lifeway Foods Inc. (a)	1,100	14,190
M & F Worldwide Corp. (a)	2,764	55,280
Mannatech Inc.	4,679	15,441
Medifast Inc. (a)	3,500	40,110
Nash Finch Co.	3,312	89,623
National Beverage Corp. (a)	2,580	27,477
Nu Skin Enterprises Inc.	12,662	193,729
Oil-Dri Corporation of America	1,200	17,820
Omega Protein Corp. (a)	5,300	21,518
Orchids Paper Products Co. (a)	1,400	28,770
Overhill Farms Inc. (a)	4,400	23,188
Peet’s Coffee & Tea Inc. (a)	3,041	76,633
Prestige Brands Holdings Inc. (a)	8,748	53,800
PriceSmart Inc.	4,100	68,675
Revlon Inc. Class A (a)	5,000	27,200
Ruddick Corp.	10,990	257,496
Sanderson Farms Inc.	5,151	231,795
Schiff Nutrition International Inc. (a)	2,600	13,234
Seaboard Corp.	74	83,028
Seneca Foods Corp. Class A (a)	1,600	53,472
Smart Balance Inc. (a)	16,000	108,960
Spartan Stores Inc.	5,652	70,141
Star Scientific Inc. (a)	17,100	15,219
Susser Holdings Corp. (a)	1,900	21,261
Synutra International Inc. (a)	4,500	49,500
The Andersons Inc.	4,692	140,478
The Great Atlantic & Pacific Tea Company Inc. (a)	8,488	36,074
Tootsie Roll Industries Inc.	6,393	145,057
TreeHouse Foods Inc. (a)	8,100	233,037
United Natural Foods Inc. (a)	11,042	289,853
Universal Corp.	6,405	212,070
USANA Health Sciences Inc. (a)	1,574	46,795

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Vector Group Ltd.	9,829	$140,456
Village Super Market Inc. Class A	1,700	50,575
WD-40 Co.	4,344	125,976
Weis Markets Inc.	2,796	93,722
Winn-Dixie Stores Inc. (a)	14,000	175,560
Zapata Corp. (a)	2,000	13,620
Zhongpin Inc. (a)	5,100	52,836

		6,900,559

Energy (4.42%)
Allis-Chalmers Energy Inc. (a)	15,100	34,881
Alon USA Energy Inc.	2,100	21,735
APCO Argentina Inc.	2,300	44,229
Approach Resources Inc. (a)	2,879	19,865
Arena Resources Inc. (a)	9,800	312,130
Atlas America Inc.	8,719	155,809
ATP Oil & Gas Corp. (a)	7,355	51,191
Basic Energy Services Inc. (a)	5,800	39,614
Berry Petroleum Co.	11,066	205,717
Bill Barrett Corp. (a)	9,838	270,152
Bolt Technology Corp. (a)	2,400	26,976
Boots & Coots Inc. (a)	21,300	29,607
BPZ Resources Inc. (a)	19,700	96,333
Brigham Exploration Co. (a)	21,549	75,206
Bristow Group Inc. (a)	7,491	221,958
Bronco Drilling Co. Inc. (a)	6,100	26,108
Cal Dive International Inc. (a)	11,414	98,503
CARBO Ceramics Inc.	4,931	168,640
Carrizo Oil & Gas Inc. (a)	7,155	122,708
Cheniere Energy Inc. (a)	14,900	43,806
Clayton Williams Energy Inc. (a)	1,449	27,343
Clean Energy Fuels Corp. (a)	7,600	65,436
Complete Production Services Inc. (a)	14,900	94,764
Contango Oil & Gas Co. (a)	3,100	131,719
CREDO Petroleum Corp. (a)	1,600	17,088
Crosstex Energy Inc.	10,319	42,927
Cubic Energy Inc. (a)	6,000	6,480
CVR Energy Inc. (a)	5,903	43,269
Dawson Geophysical Co. (a)	2,000	59,700
Delek US Holdings Inc.	3,000	25,440
Delta Petroleum Corp. (a)	45,727	88,253
DHT Maritime Inc.	12,700	66,167
Dril-Quip Inc. (a)	7,488	285,293
Endeavour International Corp. (a)	29,200	39,712
Evergreen Energy Inc. (a)	28,351	27,784
FX Energy Inc. (a)	10,900	41,311
General Maritime Corp.	12,542	124,040
Geokinetics Inc. (a)	1,600	21,840
GeoResources Inc. (a)	1,900	19,380
Global Industries Ltd. (a)	25,600	144,896
GMX Resources Inc. (a)	6,255	66,553
Golar LNG Ltd.	8,100	69,255

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Goodrich Petroleum Corp. (a)	6,253	$153,761
Gran Tierra Energy Inc. (a)	52,200	180,090
Green Plains Renewable Energy Inc. (a)	2,600	17,030
Gulf Island Fabrication Inc.	3,413	54,028
GulfMark Offshore Inc. (a)	5,880	162,288
Gulfport Energy Corp. (a)	6,700	45,895
Harvest Natural Resources Inc. (a)	8,432	37,185
Hercules Offshore Inc. (a)	22,500	89,325
Hornbeck Offshore Services Inc. (a)	5,834	124,789
International Coal Group Inc. (a)	23,500	67,210
ION Geophysical Corp. (a)	22,732	58,421
Isramco Inc. (a)	200	21,306
James River Coal Co. (a)	7,100	107,423
Key Energy Services Inc. (a)	31,700	182,592
Knightsbridge Tankers Ltd.	4,600	62,744
Lufkin Industries Inc.	3,782	159,033
Matrix Service Co. (a)	6,700	76,916
McMoRan Exploration Co. (a)	15,848	94,454
NATCO Group Inc. (a)	5,100	167,892
Natural Gas Services Group (a)	3,100	41,230
Newpark Resources Inc. (a)	22,457	64,002
NGP Capital Resources Co.	6,026	35,373
Nordic American Tanker Shipping Ltd.	10,800	343,656
Northern Oil and Gas Inc. (a)	7,500	47,775
Oilsands Quest Inc. (a)	40,200	38,592
Panhandle Oil & Gas Inc.	2,000	39,260
Parallel Petroleum Corp. (a)	11,496	22,302
Parker Drilling Co. (a)	29,721	128,989
Patriot Coal Corp. (a)	16,400	104,632
Penn Virginia Corp.	11,634	190,449
Petroleum Development Corp. (a)	3,918	61,473
Petroquest Energy Inc. (a)	11,463	42,299
PHI Inc. (a)	3,400	58,276
Pioneer Drilling Co. (a)	10,982	52,604
PrimeEnergy Corp. (a)	100	3,581
Resource America Inc.	3,210	17,270
Rex Energy Corp. (a)	6,800	38,760
Rosetta Resources Inc. (a)	13,317	116,524
RPC Inc.	7,249	60,529
Ship Finance International Ltd.	11,100	122,433
Stone Energy Corp. (a)	8,870	65,815
SulphCo Inc. (a)	10,900	10,028
Superior Well Services Inc. (a)	3,800	22,610
Swift Energy Co. (a)	7,989	133,017
Syntroleum Corp. (a)	17,000	37,570
T-3 Energy Services Inc. (a)	3,400	40,494
Teekay Tankers Ltd. Class A	2,700	25,083
TETRA Technologies Inc. (a)	19,300	153,628
TGC Industries Inc. (a)	3,400	16,558
Toreador Resources Corp. (a)	5,390	36,113
Union Drilling Inc. (a)	2,800	18,536
Uranerz Energy Corp. (a)	11,000	20,680
Uranium Energy Corp. (a)	11,900	34,510

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
USEC Inc. (a)	28,891	$153,700
VAALCO Energy Inc. (a)	14,900	63,027
Venoco Inc. (a)	4,679	35,888
W&T Offshore Inc.	8,600	83,764
Warren Resources Inc. (a)	15,046	36,863
Western Refining Inc. (a)	7,900	55,774
Westmoreland Coal Co. (a)	2,300	18,630
Willbros Group Inc. (a)	10,100	126,351
World Fuel Services Corp.	7,528	310,379
Zion Oil & Gas Inc. (a)	3,300	35,046

		8,600,273

Financials (19.02%)
1st Source Corp.	3,827	66,092
Abington Bancorp Inc.	5,420	43,143
Acadia Realty Trust	10,190	132,979
Advance America Cash Advance Centers Inc.	12,001	53,164
Agree Realty Corp.	1,960	35,927
Alexander’s Inc.	540	145,584
Alliance Financial Corp.	1,100	31,196
Allied Capital Corp.	45,900	159,732
Ambac Financial Group Inc.	75,600	69,552
American Campus Communities Inc.	13,389	296,968
American Capital Agency Corp.	2,700	62,019
American Capital Ltd.	55,200	177,192
American Equity Investment Life Holding Co.	13,669	76,273
American National Bankshares Inc.	1,400	26,992
American Physicians Capital Inc.	1,913	74,913
American Physicians Service Group Inc.	1,500	34,035
American Realty Investors Inc. (a)	500	5,100
American Safety Insurance Holdings Ltd. (a)	2,400	32,664
Ameris Bancorp	3,230	20,414
Amerisafe Inc. (a)	4,800	74,688
Ames National Corp.	1,600	39,056
Ampal-American Israel Corp. Class A (a)	5,000	12,200
AmTrust Financial Services Inc.	5,800	66,120
Anthracite Capital Inc.	14,155	8,776
Anworth Mortgage Asset Corp.	26,057	187,871
Apollo Investment Corp.	36,522	219,132
Ares Capital Corp.	24,924	200,887
Argo Group International Holdings Ltd. (a)	7,910	223,220
Arrow Financial Corp.	2,300	62,100
Ashford Hospitality Trust Inc.	16,076	45,174
Asset Acceptance Capital Corp. (a)	3,799	29,214
Associated Estates Realty Corp.	3,800	22,648
Assured Guaranty Ltd.	15,600	193,128
Astoria Financial Corp.	22,000	188,760

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Baldwin & Lyons Inc.	2,011	$39,617
BancFirst Corp.	1,648	56,988
Banco Latinoamericano de Exportaciones SA	7,000	87,010
Bancorp Inc. (a)	2,700	16,200
Bancorp Rhode Island Inc.	800	15,768
Bank Mutual Corp.	12,532	109,279
Bank of Kentucky Financial Corp.	700	19,600
Bank of Marin Bancorp	1,400	37,730
Bank of the Ozarks Inc.	3,318	71,768
BankFinancial Corp.	5,900	52,274
Banner Corp.	4,323	16,514
Bar Harbor Bankshares	700	21,595
Beneficial Mutual Bancorp Inc. (a)	8,700	83,520
Berkshire Hills Bancorp Inc.	3,696	76,803
BGC Partners Inc. Class A	11,901	45,105
BioMed Realty Trust Inc.	25,251	258,318
BlackRock Kelso Capital Corp.	3,200	19,936
Boston Private Financial Holdings Inc.	17,251	77,284
Bridge Bancorp Inc.	1,500	40,830
Broadpoint Gleacher Securities Inc. (a)	9,600	53,568
Brookline Bancorp Inc.	15,081	140,555
Brooklyn Federal Bancorp Inc.	600	6,750
Bryn Mawr Bank Corp.	1,700	32,079
Calamos Asset Management Inc. Class A	5,151	72,681
California First National Bancorp	300	3,420
Camden National Corp.	2,000	68,060
Cape Bancorp Inc. (a)	2,800	24,164
Capital City Bank Group Inc.	2,998	50,516
Capital Southwest Corp.	832	60,195
CapLease Inc.	12,256	33,827
Capstead Mortgage Corp.	16,300	207,173
Cardinal Financial Corp.	7,600	59,508
Cardtronics Inc. (a)	3,400	12,954
Care Investment Trust Inc.	2,900	15,080
Cash America International Inc.	7,580	177,296
Cathay General Bancorp	12,699	120,767
CBL & Associates Properties Inc.	18,300	98,637
Cedar Shopping Centers Inc.	9,975	45,087
Center Bancorp Inc.	2,600	21,190
Centerstate Banks of Florida Inc.	2,100	15,582
Central Pacific Financial Corp.	7,800	29,250
Century Bancorp Inc. Class A	800	14,752
Chemical Financial Corp.	5,707	113,626
Cheviot Financial Corp.	500	4,000
Chicopee Bancorp Inc. (a)	1,500	19,455
China Housing & Land Development Inc. (a)	6,700	38,592
Citizens & Northern Corp.	2,200	45,254
Citizens Holding Co.	1,000	31,200
Citizens Inc. (a)	8,400	51,072

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Citizens Republic Bancorp Inc. (a)	31,432	$22,317
City Holding Co.	4,271	129,668
Clifton Savings Bancorp Inc.	2,700	29,052
CNA Surety Corp. (a)	4,249	57,319
CNB Financial Corp.	2,100	29,757
CoBiz Financial Inc.	4,904	31,435
Cogdell Spencer Inc.	7,100	30,459
Cohen & Steers Inc.	4,434	66,288
Colonial BancGroup Inc.	48,700	30,194
Colonial Properties Trust	12,400	91,760
Columbia Banking Systems Inc.	4,691	47,989
Community Bank System Inc.	8,336	121,372
Community Trust Bancorp Inc.	4,089	109,381
Compass Diversified Holdings	6,200	50,158
CompuCredit Corp. (a)	4,981	11,456
Conseco Inc. (a)	47,300	112,101
Consolidated-Tomoka Land Co.	1,342	47,077
Cousins Properties Inc.	9,933	84,430
Crawford & Co. Class B (a)	5,676	27,245
Credit Acceptance Corp. (a)	1,698	37,101
CVB Financial Corp.	17,063	101,866
Danvers Bancorp Inc.	4,700	63,215
DCT Industrial Trust Inc.	45,100	184,008
Delphi Financial Group Inc.	11,018	214,080
Developers Diversified Realty Corp.	35,400	172,752
Diamond Hill Investment Group (a)	600	24,108
DiamondRock Hospitality Co.	27,755	173,746
Dime Community Bancshares	6,569	59,844
Dollar Financial Corp. (a)	6,200	85,498
Donegal Group Inc.	2,869	43,637
DuPont Fabros Technology Inc.	6,740	63,491
Dynex Capital Inc.	3,200	26,240
E*TRADE Financial Corp. (a)	123,900	158,592
Eagle Bancorp Inc. (a)	2,300	20,171
East West Bancorp Inc.	16,400	106,436
Eastern Insurance Holdings Inc.	1,900	17,879
EastGroup Properties Inc.	6,467	213,540
Education Realty Trust Inc.	7,325	31,424
eHealth Inc. (a)	6,300	111,258
EMC Insurance Group Inc.	1,146	23,848
Employers Holdings Inc.	12,000	162,600
Encore Capital Group Inc. (a)	3,400	45,050
Enstar Group Ltd. (a)	1,700	100,045
Enterprise Bancorp Inc.	1,200	14,160
Enterprise Financial Services Corp.	2,776	25,234
Entertainment Properties Trust	8,996	185,318
Epoch Holding Corp.	3,100	26,784
Equity Lifestyle Properties Inc.	5,391	200,437
Equity One Inc.	8,381	111,132
ESB Financial Corp.	2,200	28,864
ESSA Bancorp Inc.	3,700	50,579
Evercore Partners Inc.	2,700	53,028
Extra Space Storage Inc.	22,159	185,028

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
EZCORP Inc. (a)	11,600	$125,048
Farmers Capital Bank Corp.	1,600	40,272
FBL Financial Group Inc.	3,298	27,241
FBR Capital Markets Corp. (a)	4,400	20,680
FCStone Group Inc. (a)	7,550	29,822
FelCor Lodging Trust Inc.	16,093	39,589
Fifth Street Finance Corp.	5,100	51,204
Financial Federal Corp.	6,555	134,705
Financial Institutions Inc.	2,700	36,882
First Acceptance Corp. (a)	3,120	6,646
First Bancorp (North Carolina)	3,982	62,438
First BanCorp (Puerto Rico)	20,519	81,050
First Bancorp Inc.	2,100	40,887
First Busey Corp.	6,479	47,621
First California Financial Group Inc. (a)	1,300	8,021
First Cash Financial Services Inc. (a)	5,914	103,613
First Commonwealth Financial Corp.	21,838	138,453
First Community Bancshares Inc.	2,651	34,039
First Defiance Financial Corp.	1,900	24,700
First Financial Bancorp	10,023	75,373
First Financial Bankshares Inc.	5,470	275,469
First Financial Corp. Indiana	2,999	94,708
First Financial Holdings Inc.	3,195	30,033
First Financial Northwest Inc.	4,300	33,626
First Financial Service Corp.	900	15,669
First Industrial Realty Trust Inc.	10,176	44,266
First Marblehead Corp. (a)	15,400	31,108
First Merchants Corp.	5,406	43,410
First Mercury Financial Corp.	3,630	49,985
First Midwest Bancorp Inc.	12,441	90,944
First of Long Island Corp.	1,300	30,082
First Potomac Realty Trust	6,989	68,143
First South Bancorp Inc.	1,963	22,771
FirstMerit Corp.	21,055	357,514
Flagstar Bancorp Inc. (a)	10,794	7,340
Flagstone Reinsurance Holdings Ltd.	9,900	101,970
Flushing Financial Corp.	5,567	52,051
FNB Corp. (PA)	23,056	142,717
Forestar Group Inc. (a)	9,200	109,296
Fox Chase Bancorp Inc. (a)	1,200	11,508
FPIC Insurance Group Inc. (a)	1,996	61,118
Franklin Street Properties Corp.	15,084	199,863
GAMCO Investors Inc.	1,825	88,512
German American Bancorp Inc.	2,700	38,907
Getty Realty Corp.	4,494	84,802
GFI Group Inc.	16,656	112,261
Glacier Bancorp Inc.	15,744	232,539
Gladstone Capital Corp.	5,711	43,004
Gladstone Commercial Corp.	2,100	27,216
Gladstone Investment Corp.	6,100	29,463
Glimcher Realty Trust	9,470	27,463
Gramercy Capital Corp. (a)	11,763	18,938
Great Southern Bancorp Inc.	2,700	55,485

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Greenlight Capital Re Ltd. Class A (a)	7,400	$128,094
Guaranty Bancorp (a)	13,500	25,785
Hallmark Financial Services Inc. (a)	2,200	15,730
Hampton Roads Bankshares Inc.	5,100	42,075
Hancock Holding Co.	6,226	202,283
Harleysville Group Inc.	3,532	99,673
Harleysville National Corp.	10,892	51,192
Harris & Harris Group Inc. (a)	6,600	38,478
Hatteras Financial Corp.	9,300	265,887
Healthcare Realty Trust Inc.	15,200	255,816
Heartland Financial USA Inc.	3,243	46,310
Hercules Technology Growth Capital Inc.	9,048	75,641
Heritage Financial Corp.	1,300	15,028
Heritage Financial Group	300	2,571
Hersha Hospitality Trust	10,925	27,094
Highwoods Properties Inc.	18,180	406,687
Hilltop Holdings Inc. (a)	10,188	120,932
Home Bancorp Inc. (a)	2,300	27,462
Home Bancshares Inc.	3,716	70,753
Home Federal Bancorp Inc.	4,100	41,779
Home Properties Inc.	8,483	289,270
Horace Mann Educators Corp.	10,002	99,720
IBERIABANK Corp.	4,246	167,335
Independence Holding Co.	1,500	9,540
Independent Bank Corp. (MA)	5,524	108,823
Infinity Property & Casualty Corp.	3,658	133,371
Inland Real Estate Corp.	18,017	126,119
International Assets Holding Corp. (a)	1,300	19,331
International Bancshares Corp.	13,350	137,638
Investors Bancorp Inc. (a)	12,600	115,416
Investors Real Estate Trust	15,004	133,386
IPC Holdings Ltd.	14,492	396,211
iStar Financial Inc.	25,400	72,136
Jackson Hewitt Tax Service Inc.	7,692	48,152
JMP Group Inc.	4,000	30,760
K-Fed Bancorp	800	7,344
Kansas City Life Insurance Co.	1,195	32,157
Kayne Anderson Energy Development Co.	2,600	34,476
KBW Inc. (a)	8,933	256,913
Kearny Financial Corp.	4,406	50,405
Kentucky First Federal Bancorp	600	7,290
Kilroy Realty Corp.	9,300	191,022
Kite Realty Group Trust	11,894	34,730
Knight Capital Group Inc. Class A (a)	23,808	405,926
Kohlberg Capital Corp.	5,000	31,600
LaBranche & Co. Inc. (a)	14,199	61,056
Lakeland Bancorp Inc.	5,117	46,002
Lakeland Financial Corp.	3,132	59,508
LaSalle Hotel Properties	13,766	169,872
Legacy Bancorp Inc.	1,700	18,870

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Lexington Realty Trust	21,856	$74,310
Life Partners Holdings Inc.	1,825	25,878
LTC Properties Inc.	5,927	121,207
Maiden Holdings Ltd.	12,700	83,312
Main Street Capital Corp.	1,800	24,642
MainSource Financial Group Inc.	5,161	38,295
MarketAxess Holdings Inc. (a)	8,296	79,061
Max Capital Group Ltd.	11,961	220,800
MB Financial Inc.	9,037	92,087
MCG Capital Corp. (a)	16,758	40,722
Meadowbrook Insurance Group Inc.	14,562	95,090
Medallion Financial Corp.	3,600	27,540
Medical Properties Trust Inc.	20,500	124,435
Mercer Insurance Group Inc.	1,300	20,670
Merchants Bancshares Inc.	1,100	24,409
Meridian Interstate Bancorp Inc. (a)	2,200	16,390
Metro Bancorp Inc. (a)	1,100	21,186
MF Global Ltd. (a)	24,800	147,064
MFA Financial Inc.	57,169	395,609
MGIC Investment Corp.	32,200	141,680
Mid-America Apartment Communities Inc.	7,204	264,459
MidSouth Bancorp Inc.	1,100	18,480
Mission West Properties Inc.	4,900	33,467
Monmouth Real Estate Investment Corp. Class A	4,700	27,542
Montpelier Re Holdings Ltd.	22,200	295,038
MVC Capital Inc.	5,800	49,068
Nara Bancorp Inc.	5,984	30,997
NASB Financial Inc.	946	27,056
National Bankshares Inc.	1,700	40,800
National Financial Partners Corp.	10,563	77,321
National Health Investors Inc.	6,601	176,313
National Interstate Corp.	1,800	27,324
National Penn Bancshares Inc.	21,448	98,875
National Retail Properties Inc.	20,466	355,085
National Western Life Insurance Co.	522	60,943
Navigators Group Inc. (a)	3,346	148,663
NBT Bancorp Inc.	9,075	197,018
Nelnet Inc. Class A (a)	4,900	66,591
NewAlliance Bancshares Inc.	27,406	315,169
NewStar Financial Inc. (a)	6,732	12,858
Northeast Community Bancorp Inc.	1,300	10,543
Northfield Bancorp Inc.	4,730	54,963
Northrim BanCorp Inc.	1,500	20,880
NorthStar Realty Finance Corp.	15,203	43,024
Northwest Bancorp Inc.	4,337	81,796
Norwood Financial Corp.	400	12,544
NYMAGIC Inc.	1,000	13,880
OceanFirst Financial Corp.	2,200	26,334
Ocwen Financial Corp. (a)	9,912	128,559
Ohio Valley Banc Corp.	900	26,406

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Old National Bancorp	16,987	$166,812
Old Point Financial Corp.	400	7,400
Old Second Bancorp Inc.	2,704	15,954
Omega Healthcare Investors Inc.	21,103	327,519
Oppenheimer Holdings Inc. Class A	2,600	55,042
optionsXpress Holdings Inc.	10,870	168,811
Oriental Financial Group Inc.	6,168	59,830
Oritani Financial Corp. (a)	2,500	34,275
Orrstown Financial Services Inc.	1,300	48,412
Pacific Capital Bancorp	11,963	25,601
Pacific Continental Corp.	3,100	37,603
PacWest Bancorp	6,291	82,790
Park National Corp.	2,854	161,194
Peapack-Gladstone Financial Corp.	2,000	38,580
PennantPark Investment Corp.	5,400	38,340
Penns Woods Bancorp Inc.	900	26,226
Pennsylvania Real Estate Investment Trust	9,031	45,155
Penson Worldwide Inc. (a)	5,000	44,750
Peoples Bancorp Inc.	2,610	44,500
Peoples Financial Corp.	800	15,200
PHH Corp. (a)	14,002	254,556
Phoenix Companies Inc. (a)	28,603	47,767
Pinnacle Financial Partners Inc. (a)	6,114	81,438
Piper Jaffray Co. (a)	5,033	219,791
Platinum Underwriters Holdings Ltd.	13,108	374,758
PMA Capital Corp. (a)	8,263	37,597
PMI Group Inc.	19,500	38,610
Porter Bancorp Inc.	600	9,090
Portfolio Recovery Associates Inc. (a)	3,983	154,262
Post Properties Inc.	11,390	153,082
PremierWest Bancorp	5,235	17,747
Presidential Life Corp.	5,157	39,038
Primus Guaranty Ltd. (a)	5,400	12,744
PrivateBancorp Inc.	9,008	200,338
ProAssurance Corp. (a)	8,493	392,462
Prospect Capital Corp.	11,000	101,200
Prosperity Bancshares Inc.	11,796	351,875
Provident Financial Services Inc.	15,466	140,741
Provident New York Bancorp	9,070	73,648
Prudential Bancorp Inc. of Pennsylvania	800	9,448
PS Business Parks Inc.	3,891	188,480
Pzena Investment Management Inc. Class A	2,000	15,160
QC Holdings Inc.	700	3,598
Radian Group Inc.	20,800	56,576
RAIT Financial Trust	17,325	23,735
Ramco-Gershenson Properties Trust	4,218	42,222
Redwood Trust Inc.	20,015	295,421
Renasant Corp.	5,416	81,348
Republic Bancorp Inc. (Kentucky)	2,549	57,582
Republic First Bancorp Inc. (a)	1,600	12,480

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Resource Capital Corp.	5,800	$18,560
Rewards Network Inc. (a)	4,600	17,388
Riskmetrics Group Inc. (a)	5,692	100,521
RLI Corp.	4,738	212,262
Rockville Financial Inc.	1,957	21,429
Roma Financial Corp.	2,400	30,576
S&T Bancorp Inc.	6,317	76,815
Safety Insurance Group Inc.	3,528	107,816
Sanders Morris Harris Group Inc.	4,975	27,362
Sandy Spring Bancorp Inc.	4,194	61,652
Santander BanCorp (a)	1,115	7,760
Saul Centers Inc.	1,648	48,731
SCBT Financial Corp.	3,404	80,641
Seabright Insurance Holdings (a)	5,500	55,715
Selective Insurance Group Inc.	13,602	173,698
Shore Bancshares Inc.	2,100	37,674
Sierra Bancorp	1,800	22,734
Signature Bank (a)	9,089	246,494
Simmons First National Corp.	3,790	101,269
Smithtown Bancorp Inc.	4,000	51,160
South Financial Group Inc.	23,200	27,608
Southside Bancshares Inc.	3,524	80,594
Southwest Bancorp Inc.	3,755	36,649
Sovran Self Storage Inc.	5,773	142,016
State Auto Financial Corp.	3,946	69,055
State Bancorp Inc.	3,600	27,216
StellarOne Corp.	5,700	73,815
Sterling Bancorp NY	4,608	38,477
Sterling Bancshares Inc. TX	21,093	133,519
Sterling Financial Corp. WA	13,436	39,099
Stewart Information Services Corp.	4,491	63,997
Stifel Financial Corp. (a)	7,069	339,948
Strategic Hotels & Resorts Inc.	20,593	22,858
Suffolk Bancorp	2,593	66,485
Sun Bancorp Inc. (New Jersey) (a)	2,889	14,965
Sun Communities Inc.	4,268	58,813
Sunstone Hotel Investors Inc.	19,292	103,212
Susquehanna Bancshares Inc.	22,443	109,746
SVB Financial Group (a)	8,502	231,424
SWS Group Inc.	6,197	86,572
SY Bancorp Inc.	3,084	74,540
Tanger Factory Outlet Centers Inc.	9,425	305,653
Tejon Ranch Co. (a)	2,783	73,722
Teton Advisors Inc. (a) (b)	32	72
Texas Capital Bancshares Inc. (a)	9,080	140,468
Thomas Weisel Partners Group Inc. (a)	5,300	31,906
TICC Capital Corp.	7,300	32,193
Tompkins Financial Corp.	2,133	102,277
Tower Bancorp Inc.	900	31,635
Tower Group Inc.	10,334	256,077
TowneBank	5,300	74,200
TradeStation Group Inc. (a)	8,502	71,927

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Transcontinental Realty Investors Inc. (a)	200	$2,414
Tree.com Inc. (a)	1,800	17,280
Triangle Capital Corp.	1,900	20,748
Trico Bancshares	3,592	55,676
Trustco Bank Corp. NY	20,610	121,805
Trustmark Corp.	15,059	290,940
U-Store-It Trust	12,781	62,627
U.S. Global Investors Inc. Class A	3,500	32,410
UCBH Holdings Inc.	30,879	38,908
UMB Financial Corp.	8,390	318,904
UMH Properties Inc.	2,000	15,940
Umpqua Holdings Corp.	15,386	119,395
Union Bankshares Corp.	3,363	50,344
United America Indemnity Ltd. Class A (a)	9,437	45,203
United Bankshares Inc.	9,859	192,645
United Community Banks Inc. (a)	10,903	65,309
United Financial Bancorp Inc.	4,500	62,190
United Fire & Casualty Co.	5,692	97,618
United Security Bancshares Inc.	1,400	30,660
Universal American Corp. (a)	6,956	60,656
Universal Health Realty Income Trust	2,955	93,142
Universal Insurance Holdings Inc.	3,800	19,076
Univest Corp. of Pennsylvania	3,236	65,561
Urstadt Biddle Properties Inc.	5,104	71,864
ViewPoint Financial Group	2,700	41,121
Virtus Investment Partners Inc. (a)	1,430	21,007
Walter Investment Management Corp. (a)	4,700	62,416
Washington Banking Co.	2,200	20,724
Washington Real Estate Investment Trust	15,002	335,595
Washington Trust Bancorp Inc.	3,556	63,403
Waterstone Financial Inc. (a)	1,388	4,122
Webster Financial Corp.	13,500	108,675
WesBanco Inc.	6,114	88,898
West Bancorporation	3,700	18,500
Westamerica Bancorporation	7,683	381,154
Western Alliance Bancorp (a)	11,700	80,028
Westfield Financial Inc.	7,760	70,306
Westwood Holdings Group Inc.	1,500	62,715
Wilber Corp.	1,300	14,430
Wilshire Bancorp Inc.	4,918	28,278
Winthrop Realty Trust	2,960	26,433
Wintrust Financial Corp.	6,186	99,471
World Acceptance Corp. (a)	4,181	83,244
WSFS Financial Corp.	1,535	41,921
Yadkin Valley Financial Corp.	4,000	27,640
Zenith National Insurance Corp.	9,598	208,661

		36,982,130

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (14.61%)
Abaxis Inc. (a)	5,621	$115,455
Abiomed Inc. (a)	7,901	69,687
Accelrys Inc. (a)	7,500	44,325
Accuray Inc. (a)	10,300	68,701
Acorda Therapeutics Inc. (a)	9,744	274,683
Acura Pharmaceuticals Inc. (a)	1,900	11,362
Adolor Corp. (a)	11,900	20,944
Affymax Inc. (a)	3,427	63,160
Affymetrix Inc. (a)	18,100	107,333
Air Methods Corp. (a)	2,800	76,608
Akorn Inc. (a)	12,200	14,640
Albany Molecular Research Inc. (a)	5,823	48,855
Align Technology Inc. (a)	14,939	158,353
Alkermes Inc. (a)	24,349	263,456
Alliance HealthCare Services Inc. (a)	6,742	49,419
Allied Healthcare International Inc. (a)	10,900	23,653
Allos Therapeutics Inc. (a)	15,900	131,811
Almost Family Inc. (a)	1,900	49,609
Alnylam Pharmaceuticals Inc. (a)	9,200	204,884
Alphatec Holdings Inc. (a)	8,200	27,224
AMAG Pharmaceuticals Inc. (a)	4,304	235,300
Amedisys Inc. (a)	6,999	231,107
America Service Group Inc. (a)	2,200	35,354
American Caresource Holdings Inc. (a)	3,200	11,968
American Dental Partners Inc. (a)	3,100	28,117
American Medical Systems Holdings Inc. (a)	19,007	300,311
AMERIGROUP Corp. (a)	13,600	365,160
AMICAS Inc. (a)	8,500	23,630
Amicus Therapeutics Inc. (a)	3,758	43,029
AMN Healthcare Services Inc. (a)	8,695	55,474
Amsurg Corp. (a)	7,804	167,318
Analogic Corp.	3,306	122,157
Angiodynamics Inc. (a)	6,300	83,601
Ardea Biosciences Inc. (a)	3,800	59,812
Arena Pharmaceuticals Inc. (a)	20,358	101,586
Ariad Pharmaceuticals Inc. (a)	23,344	37,117
ArQule Inc. (a)	10,600	65,084
Array Biopharma Inc. (a)	12,378	38,867
ARYx Therapeutics Inc. (a)	5,700	23,541
Aspect Medical Systems Inc. (a)	4,200	24,822
Assisted Living Concepts Inc. Class A (a)	2,640	38,412
athenahealth Inc. (a)	8,530	315,695
Atrion Corp.	400	53,636
ATS Medical Inc. (a)	12,900	42,441
Auxilium Pharmaceuticals Inc. (a)	11,000	345,180
AVANIR Pharmaceuticals Inc. Class A (a)	16,300	36,186
AVI BioPharma Inc. (a)	19,700	31,126
Bio-Reference Labs Inc. (a)	3,146	99,445
BioCryst Pharmaceuticals Inc. (a)	5,800	23,374
Biodel Inc. (a)	4,212	21,734

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
BioDelivery Sciences International Inc. (a)	2,400	$16,008
BioMimetic Therapeutics Inc. (a)	3,406	31,471
BioScrip Inc. (a)	10,700	63,344
BioSpecifics Technologies Corp. (a)	800	19,064
BMP Sunstone Corp. (a)	8,100	38,394
Bovie Medical Corp. (a)	4,600	40,066
Bruker Corp. (a)	12,513	115,870
Cadence Pharmaceuticals Inc. (a)	6,320	63,137
Cantel Medical Corp. (a)	3,200	51,936
Capital Senior Living Corp. (a)	5,500	25,025
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	6,367
Cardiac Science Corp. (a)	5,500	22,110
CardioNet Inc. (a)	6,100	99,552
Cardiovascular Systems Inc. (a)	2,100	16,191
Cardium Therapeutics Inc. (a)	9,500	17,575
Catalyst Health Solutions Inc. (a)	9,391	234,212
Celera Corp. (a)	20,997	160,207
Cell Therapeutics Inc. (a)	119,100	204,852
Celldex Therapeutics Inc. (a)	2,800	21,896
Centene Corp. (a)	11,009	219,960
Cepheid Inc. (a)	14,830	139,699
Chelsea Therapeutics International Ltd. (a)	5,900	24,839
Chemed Corp.	5,812	229,458
Chindex International Inc. (a)	3,400	42,058
Clarient Inc. (a)	8,200	30,504
Clinical Data Inc. (a)	2,800	30,856
Computer Programs & Systems Inc.	2,484	95,162
Conceptus Inc. (a)	7,800	131,820
Conmed Corp. (a)	7,429	115,298
Continucare Corp. (a)	6,900	16,077
Cornerstone Therapeutics Inc. (a)	1,800	19,764
Corvel Corp. (a)	2,005	45,654
Cougar Biotechnology Inc. (a)	3,800	163,248
Cross Country Healthcare Inc. (a)	7,789	53,510
CryoLife Inc. (a)	7,500	41,550
Cubist Pharmaceuticals Inc. (a)	14,866	272,494
Curis Inc. (a)	17,500	27,825
Cutera Inc. (a)	3,400	29,308
Cyberonics Inc. (a)	6,976	116,011
Cynosure Inc. Class A (a)	2,500	19,125
Cypress Bioscience Inc. (a)	9,801	92,325
Cytokinetics Inc. (a)	11,800	33,394
Cytori Therapeutics Inc. (a)	7,300	26,353
Delcath Systems Inc. (a)	6,300	22,554
DepoMed Inc. (a)	13,800	44,850
Dexcom Inc. (a)	11,700	72,423
Dionex Corp. (a)	4,598	280,616
Discovery Laboratories Inc. (a)	31,200	32,136
Durect Corp. (a)	20,848	49,618

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Dyax Corp. (a)	15,800	$33,812
Eclipsys Corp. (a)	14,421	256,405
Electro-Optical Sciences Inc. (a)	4,500	35,055
Emergency Medical Services Corp. Class A (a)	2,600	95,732
Emergent Biosolutions Inc. (a)	4,200	60,186
Emeritus Corp. (a)	5,100	67,371
Endologix Inc. (a)	10,900	36,406
Ensign Group Inc.	2,700	38,421
EnteroMedics Inc. (a)	3,600	11,988
Enzo Biochem Inc. (a)	8,261	36,596
Enzon Pharmaceuticals Inc. (a)	11,615	91,410
eResearch Technology Inc. (a)	11,137	69,161
ev3 Inc. (a)	18,248	195,619
Exactech Inc. (a)	2,200	31,900
Exelixis Inc. (a)	27,315	133,024
Facet Biotech Corp. (a)	6,220	57,784
Genomic Health Inc. (a)	3,600	62,388
Genoptix Inc. (a)	4,300	137,557
Gentiva Health Services Inc. (a)	7,426	122,232
Geron Corp. (a)	22,873	175,436
Greatbatch Inc. (a)	5,856	132,404
GTx Inc. (a)	4,872	44,969
Haemonetics Corp. (a)	6,597	376,029
Halozyme Therapeutics Inc. (a)	16,100	112,217
Hanger Orthopedic Group Inc. (a)	6,500	88,335
Hansen Medical Inc. (a)	6,515	32,184
Harvard Bioscience Inc. (a)	6,900	27,255
Health Grades Inc. (a)	6,600	25,806
Healthsouth Corp. (a)	22,600	326,344
Healthspring Inc. (a)	12,500	135,750
Healthways Inc. (a)	8,570	115,266
HeartWare International Inc. (a)	1,200	33,492
Hemispherx Biopharma Inc. (a)	28,400	72,136
Hi-Tech Pharmacal Co. Inc. (a)	1,900	16,910
HMS Holdings Corp. (a)	6,600	268,752
Home Diagnostics Inc. (a)	2,700	16,578
Human Genome Sciences Inc. (a)	34,890	99,785
I-Flow Corp. (a)	5,802	40,266
ICU Medical Inc. (a)	3,232	132,997
Idenix Pharmaceuticals Inc. (a)	6,769	24,910
Idera Pharmaceuticals Inc. (a)	5,400	31,644
Immucor Inc. (a)	18,135	249,538
ImmunoGen Inc. (a)	13,100	112,791
Immunomedics Inc. (a)	17,500	44,450
Impax Laboratories Inc. (a)	15,500	114,080
Incyte Corp. (a)	18,454	60,714
Infinity Pharmaceuticals Inc. (a)	4,300	25,112
Insmed Inc. (a)	33,000	33,000
Inspire Pharmaceuticals Inc. (a)	10,800	60,048
Insulet Corp. (a)	6,665	51,320
Integra LifeSciences Holdings Corp. (a)	4,827	127,964
InterMune Inc. (a)	9,889	150,313

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Invacare Corp.	7,404	$130,681
inVentiv Health Inc. (a)	8,556	115,763
IPC The Hospitalist Co. (a)	4,100	109,429
IRIS International Inc. (a)	4,600	54,280
Isis Pharmaceuticals Inc. (a)	23,902	394,383
ISTA Pharmaceuticals Inc. (a)	8,900	37,380
Javelin Pharmaceuticals Inc. (a)	12,200	15,006
Kendle International Inc. (a)	3,800	46,512
Kensey Nash Corp. (a)	2,100	55,041
Kindred Healthcare Inc. (a)	9,985	123,514
KV Pharmaceutical Co. Class A (a)	10,080	32,357
Lannett Company Inc. (a)	2,400	16,440
LCA-Vision Inc. (a)	4,600	19,412
Lexicon Pharmaceuticals Inc. (a)	19,600	24,304
LHC Group Inc. (a)	3,900	86,619
Life Sciences Research Inc. (a)	2,600	18,642
Ligand Pharmaceuticals Inc. Class B (a)	28,900	82,654
Luminex Corp. (a)	10,514	194,930
Magellan Health Services Inc. (a)	9,169	300,927
MAKO Surgical Corp. (a)	3,200	28,864
MannKind Corp. (a)	13,655	113,473
MAP Pharmaceuticals Inc. (a)	2,028	24,782
Martek Biosciences Corp. (a)	8,537	180,558
Masimo Corp. (a)	13,023	313,984
Matrixx Initiatives Inc. (a)	2,800	15,652
Maxygen Inc. (a)	6,379	42,867
Medarex Inc. (a)	33,200	277,220
MedAssets Inc. (a)	10,131	197,048
Medcath Corp. (a)	3,756	44,171
Medical Action Industries Inc. (a)	3,650	41,792
Medicines Co. (a)	13,710	115,027
Medicis Pharmaceutical Corp.	15,135	247,003
Medivation Inc. (a)	7,400	165,834
MedQuist Inc.	2,100	12,768
Merge Healthcare Inc. (a)	7,100	30,530
Meridian Bioscience Inc.	10,408	235,013
Merit Medical Systems Inc. (a)	7,197	117,311
Metabolix Inc. (a)	5,200	42,744
Metropolitan Health Networks Inc. (a)	9,700	19,497
Micromet Inc. (a)	10,900	54,282
Micrus Endovascular Corp. (a)	4,300	38,872
MiddleBrook Pharmaceuticals Inc. (a)	11,400	15,390
Molecular Insight Pharmaceuticals Inc. (a)	4,500	23,265
Molina Healthcare Inc. (a)	3,329	79,630
Momenta Pharmaceuticals Inc. (a)	9,011	108,402
MWI Veterinary Supply Inc. (a)	2,800	97,608
Myriad Pharmaceuticals Inc. (a)	6,960	32,364
Nabi Biopharmaceuticals (a)	13,211	31,971
Nanosphere Inc. (a)	2,400	11,784
National Healthcare Corp.	2,073	78,650
National Research Corp.	400	9,760
Natus Medical Inc. (a)	7,200	83,088

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Nektar Therapeutics (a)	23,999	$155,513
Neogen Corp. (a)	3,500	101,430
Neurocrine Biosciences Inc. (a)	10,038	32,423
NeurogesX Inc. (a)	2,600	14,664
Nighthawk Radiology Holdings Inc. (a)	5,900	21,830
NovaMed Inc. (a)	4,800	18,960
Novavax Inc. (a)	16,600	54,448
Noven Pharmaceuticals Inc. (a)	6,441	92,106
NPS Pharmaceuticals Inc. (a)	12,200	56,852
Nutraceutical International Corp. (a)	2,700	28,053
NuVasive Inc. (a)	9,322	415,761
NxStage Medical Inc. (a)	6,200	36,580
Obagi Medical Products Inc. (a)	4,400	32,076
Odyssey HealthCare Inc. (a)	8,813	90,598
Omnicell Inc. (a)	8,100	87,075
OncoGenex Pharmaceutical Inc. (a)	1,100	24,068
Onyx Pharmaceuticals Inc. (a)	14,627	413,359
Opko Health Inc. (a)	9,200	16,284
Optimer Pharmaceuticals Inc. (a)	7,300	109,281
OraSure Technologies Inc. (a)	12,475	30,813
Orexigen Therapeutics Inc. (a)	5,437	27,892
Orthofix International NV (a)	4,400	110,044
Orthovita Inc. (a)	17,000	87,550
Osiris Therapeutics Inc. (a)	4,300	57,749
Owens & Minor Inc.	10,665	467,340
OXiGENE Inc. (a)	7,600	16,568
Pain Therapeutics Inc. (a)	8,959	48,110
Palomar Medical Technologies Inc. (a)	4,779	70,060
Par Pharmaceutical Companies Inc. (a)	8,921	135,153
Parexel International Corp. (a)	14,734	211,875
Parkway Properties Inc.	5,445	70,785
PDL BioPharma Inc.	30,600	241,740
Pharmasset Inc. (a)	5,300	59,625
PharMerica Corp. (a)	7,866	154,410
Poniard Pharmaceuticals Inc. (a)	5,900	35,223
Pozen Inc. (a)	6,699	51,448
Progenics Pharmaceuticals Inc. (a)	6,869	35,375
Protalix BioTherapeutics Inc. (a)	8,699	39,319
PSS World Medical Inc. (a)	15,233	281,963
Psychiatric Solutions Inc. (a)	14,474	329,139
Questcor Pharmaceuticals Inc. (a)	14,700	73,500
Quidel Corp. (a)	6,600	96,096
Radnet Inc. (a)	8,000	18,000
Regeneron Pharmaceuticals Inc. (a)	16,229	290,824
RehabCare Group Inc. (a)	4,794	114,720
Repligen Corp. (a)	8,300	45,650
Repros Therapeutics Inc. (a)	2,300	16,537
Res-Care Inc. (a)	6,388	91,348
Rigel Pharmaceuticals Inc. (a)	9,482	114,922
Rochester Medical Corp. (a)	2,800	37,520
Rockwell Medical Technologies Inc. (a)	3,500	26,425
RTI Biologics Inc. (a)	13,700	58,773
Salix Pharmaceuticals Ltd. (a)	12,375	122,141

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sangamo BioSciences Inc. (a)	10,500	$51,870
Santarus Inc. (a)	13,300	37,506
Savient Pharmaceuticals Inc. (a)	15,663	217,089
SciClone Pharmaceuticals Inc. (a)	8,700	22,272
Seattle Genetics Inc. (a)	18,400	178,848
Sequenom Inc. (a)	15,700	61,387
SIGA Technologies Inc. (a)	6,900	58,236
Sirona Dental Systems Inc. (a)	4,300	85,957
Skilled Healthcare Group Inc. Class A (a)	5,000	37,500
Somanetics Corp. (a)	3,200	52,832
SonoSite Inc. (a)	4,369	87,642
Spectranetics Corp. (a)	8,400	41,412
Spectrum Pharmaceuticals Inc. (a)	8,400	64,260
StemCells Inc. (a)	26,500	45,050
Stereotaxis Inc. (a)	7,135	27,684
STERIS Corp.	15,004	391,304
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	16,042
Sun Healthcare Group Inc. (a)	11,200	94,528
Sunrise Senior Living Inc. (a)	12,164	20,071
SuperGen Inc. (a)	14,600	29,346
SurModics Inc. (a)	4,000	90,520
Symmetry Medical Inc. (a)	9,208	85,819
Synovis Life Technologies Inc. (a)	2,900	60,233
Synta Pharmaceuticals Corp. (a)	4,600	10,626
Theravance Inc. (a)	13,600	199,104
Thoratec Corp. (a)	14,430	386,435
TomoTherapy Inc. (a)	11,800	32,450
TranS1 Inc. (a)	3,200	19,936
Transcend Services Inc. (a)	1,700	26,945
Triple-S Management Corp. Class B (a)	5,300	82,627
U.S. Physical Therapy Inc. (a)	3,000	44,250
Utah Medical Products Inc.	700	18,697
Vanda Pharmaceuticals Inc. (a)	6,800	80,036
Varian Inc. (a)	7,435	293,162
Vascular Solutions Inc. (a)	4,400	34,408
Vical Inc. (a)	9,200	24,932
ViroPharma Inc. (a)	19,700	116,821
Virtual Radiologic Corp. (a)	1,800	16,254
Vital Images Inc. (a)	3,690	41,881
VIVUS Inc. (a)	17,800	108,224
Volcano Corp. (a)	12,400	173,352
WellCare Health Plans Inc. (a)	10,900	201,541
West Pharmaceutical Services Inc.	8,449	294,448
Wright Medical Group Inc. (a)	9,745	158,454
Xenoport Inc. (a)	6,993	162,028
Young Innovations Inc.	1,300	28,327
Zoll Medical Corp. (a)	5,366	103,778
ZymoGenetics Inc. (a)	9,595	44,137

		28,402,091

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (15.64%)
3D Systems Corp. (a)	4,872	$35,127
Aaon Inc.	3,332	66,373
AAR Corp. (a)	9,903	158,943
ABM Industries Inc.	11,735	212,051
ACCO Brands Corp. (a)	14,400	40,608
Aceto Corp.	6,700	44,689
Actuant Corp. Class A	14,600	178,120
Acuity Brands Inc.	10,462	293,459
Administaff Inc.	5,399	125,635
Advanced Battery Technologies Inc. (a)	12,400	49,848
Advisory Board Co. (a)	3,978	102,235
Aerovironment Inc. (a)	3,404	105,047
Air Transport Services Group Inc. (a)	14,900	34,568
Aircastle Ltd.	11,900	87,465
Airtran Holdings Inc. (a)	30,867	191,067
Alamo Group Inc.	1,800	18,180
Alaska Air Group Inc. (a)	9,317	170,128
Albany International Corp. Class A	6,951	79,102
Allegiant Travel Co. (a)	3,910	154,992
Altra Holdings Inc. (a)	6,900	51,681
Amerco Inc. (a)	2,288	84,999
American Commercial Lines Inc. (a)	2,450	37,926
American Ecology Corp.	4,846	86,840
American Railcar Industries Inc.	2,600	21,476
American Reprographics Co. (a)	9,321	77,551
American Science & Engineering Inc.	2,281	157,663
American Superconductor Corp. (a)	11,209	294,236
American Woodmark Corp.	2,770	66,342
Ameron International Corp.	2,352	157,678
Ampco-Pittsburgh Corp.	2,200	51,590
AMREP Corp. (a)	500	5,515
AO Smith Corp.	5,629	183,337
APAC Customer Services Inc. (a)	6,500	33,345
Apogee Enterprises Inc.	7,136	87,773
Applied Industrial Technologies Inc.	10,849	213,725
Applied Signal Technology Inc.	3,400	86,734
Argan Inc. (a)	1,800	25,434
ARGON ST Inc. (a)	3,663	75,348
Arkansas Best Corp.	6,490	171,012
Ascent Solar Technologies Inc. (a)	4,200	32,844
Astec Industries Inc. (a)	4,614	136,990
Astronics Corp. (a)	2,400	24,936
Atlas Air Worldwide Holdings Inc. (a)	4,343	100,714
Avis Budget Group Inc. (a)	26,200	148,030
Axsys Technologies Inc. (a)	2,500	134,100
AZZ Inc. (a)	3,100	106,671
Badger Meter Inc.	3,730	152,930
Baldor Electric Co.	11,997	285,409
Barnes Group Inc.	11,844	140,825
Barrett Business Services Inc.	1,800	18,900
Beacon Roofing Supply Inc. (a)	11,585	167,519
Belden Inc.	12,031	200,918
Blount International Inc. (a)	9,794	84,326

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
BlueLinx Holdings Inc. (a)	2,600	$7,800
Bowne & Co. Inc.	7,287	47,438
Brady Corp.	12,279	308,449
Briggs & Stratton Corp.	12,780	170,485
Broadwind Energy Inc. (a)	8,000	90,560
Builders Firstsource Inc. (a)	4,100	17,056
CAI International Inc. (a)	2,300	11,730
Cascade Corp.	2,362	37,154
CBIZ Inc. (a)	11,236	80,000
CDI Corp.	3,305	36,851
Celadon Group Inc. (a)	5,700	47,823
Cenveo Inc. (a)	12,571	53,175
Ceradyne Inc. (a)	6,620	116,909
Chart Industries Inc. (a)	7,300	132,714
Chase Corp.	1,400	16,660
China BAK Battery Inc. (a)	10,200	30,090
China Fire & Security Group Inc. (a)	3,600	43,812
CIRCOR International Inc.	4,321	102,019
Clarcor Inc.	13,067	381,426
Clean Harbors Inc. (a)	5,252	283,556
Coinstar Inc. (a)	7,768	207,406
Colfax Corp. (a)	6,144	47,432
Columbus McKinnon Corp. (a)	5,000	63,250
Comfort Systems USA Inc.	9,873	101,198
COMSYS IT Partners Inc. (a)	4,045	23,663
Consolidated Graphics Inc. (a)	2,501	43,567
Cornell Companies Inc. (a)	2,800	45,388
Corporate Executive Board Co.	8,700	180,612
CoStar Group Inc. (a)	5,088	202,859
CRA International Inc. (a)	2,815	78,144
Cubic Corp.	3,965	141,907
Curtiss-Wright Corp.	11,628	345,700
Deluxe Corp.	13,100	167,811
Diamond Management & Technology Consultants Inc.	5,800	24,360
DigitalGlobe Inc. (a)	3,687	70,790
Dollar Thrifty Automotive Group Inc. (a)	5,512	76,892
Ducommun Inc.	2,800	52,612
Duff & Phelps Corp. Class A	4,100	72,898
Dynamex Inc. (a)	2,604	40,076
Dynamic Materials Corp.	3,254	62,737
DynCorp International Inc. Class A (a)	6,300	105,777
Eagle Bulk Shipping Inc.	11,900	55,811
Eastern Co.	1,400	23,100
EMCOR Group Inc. (a)	16,912	340,269
Encore Wire Corp.	4,695	100,238
Ener1 Inc. (a)	12,200	66,612
Energy Conversion Devices Inc. (a)	11,814	167,168
Energy Recovery Inc. (a)	8,400	59,472
EnergySolutions Inc.	19,400	178,480
EnerNOC Inc. (a)	3,030	65,660
EnerSys (a)	10,423	189,594
ENGlobal Corp. (a)	5,100	25,092

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Ennis Inc.	6,632	$82,635
EnPro Industries Inc. (a)	5,048	90,915
ESCO Technologies Inc. (a)	6,710	300,608
Esterline Technologies Corp. (a)	7,648	207,031
Evergreen Solar Inc. (a)	48,270	104,746
Exponent Inc. (a)	3,626	88,873
Federal Signal Corp.	12,434	95,120
First Advantage Corp. Class A (a)	2,701	41,082
Flanders Corp. (a)	4,000	24,440
Flow International Corp. (a)	10,400	24,440
Force Protection Inc. (a)	17,900	158,236
Forward Air Corp.	7,408	157,939
Franklin Covey Co. (a)	3,100	19,313
Franklin Electric Co. Inc.	5,898	152,876
Freightcar America Inc.	3,160	53,120
Fuel Tech Inc. (a)	4,500	43,650
FuelCell Energy Inc. (a)	16,710	69,848
Furmanite Corp. (a)	9,400	41,924
Fushi Copperweld Inc. (a)	4,100	33,907
G&K Services Inc. Class A	4,780	101,097
Genco Shipping & Trading Ltd.	6,594	143,222
GenCorp Inc. (a)	12,926	24,689
Genesee & Wyoming Inc. (a)	8,388	222,366
Geo Group Inc. (a)	13,080	243,026
GeoEye Inc. (a)	4,700	110,732
Global Cash Access Holdings Inc. (a)	10,300	81,988
GP Strategies Corp. (a)	3,800	22,382
GrafTech International Ltd. (a)	30,827	348,653
Graham Corp.	2,600	34,580
Granite Construction Inc.	8,805	293,030
Great Lakes Dredge & Dock Co.	10,100	48,278
Greenbrier Companies Inc.	4,507	32,405
Griffon Corp. (a)	11,136	92,652
GT Solar International Inc. (a)	8,100	43,092
H&E Equipment Services Inc. (a)	7,000	65,450
Harbin Electric Inc. (a)	2,900	45,356
Hawaiian Holdings Inc. (a)	13,200	79,464
Hawk Corp. Class A (a)	1,400	19,390
Healthcare Services Group Inc.	11,345	202,849
Heartland Express Inc.	13,226	194,687
Heico Corp.	5,878	213,136
Heidrick & Struggles International Inc.	4,312	78,694
Heritage-Crystal Clean Inc. (a)	500	6,075
Herley Industries Inc. (a)	3,700	40,589
Herman Miller Inc.	13,800	211,692
Hexcel Corp. (a)	24,874	237,049
Hill International Inc. (a)	6,800	29,240
HNI Corp.	11,600	209,496
Horizon Lines Inc.	7,700	29,722
Houston Wire & Cable Co.	4,500	53,595
Hub Group Inc. (a)	9,574	197,607
Hurco Companies Inc. (a)	1,600	25,008
Huron Consulting Group Inc. (a)	5,490	253,803

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
ICF International Inc. (a)	2,300	$63,457
ICT Group Inc. (a)	2,100	18,333
II-VI Inc. (a)	6,298	139,627
Innerworkings Inc. (a)	6,652	31,597
Insituform Technologies Inc. (a)	9,956	168,953
Insteel Industries Inc.	4,500	37,080
Integrated Electrical Services Inc. (a)	1,700	13,277
Interface Inc.	12,505	77,531
Interline Brands Inc. (a)	8,339	114,078
International Shipholding Corp.	1,500	40,440
Jetblue Airways Corp. (a)	59,300	253,211
John Bean Technologies Corp.	7,000	87,640
K-Tron International Inc. (a)	600	47,808
Kadant Inc. (a)	3,158	35,654
Kaman Corp.	6,546	109,318
Kaydon Corp.	8,532	277,802
Kelly Services Inc. Class A	6,716	73,540
Kforce Inc. (a)	7,426	61,413
Kimball International Inc. Class B	7,983	49,814
Knight Transportation Inc.	14,696	243,219
Knoll Inc.	12,044	91,294
Korn/Ferry International (a)	11,433	121,647
KVH Industries Inc. (a)	3,400	23,222
L.B. Foster Co. (a)	2,700	81,189
LaBarge Inc. (a)	3,100	28,737
Ladish Co. Inc. (a)	4,100	53,177
Lawson Products Inc.	911	12,945
Layne Christensen Co. (a)	4,986	101,964
Learning Tree International Inc. (a)	2,200	22,660
Lindsay Corp.	3,098	102,544
LMI Aerospace Inc. (a)	2,200	22,264
LSI Industries Inc.	5,290	28,831
Marten Transport Ltd. (a)	4,159	86,341
McGrath Rentcorp	6,040	115,122
Mercury Computer Systems Inc. (a)	6,070	56,148
Met-Pro Corp.	3,800	41,116
Metalico Inc. (a)	7,300	34,018
Michael Baker Corp. (a)	2,000	84,720
Microvision Inc. (a)	17,400	53,418
Middleby Corp. (a)	4,193	184,157
Miller Industries Inc. (a)	2,400	21,120
Mine Safety Appliances Co.	6,818	164,314
Mobile Mini Inc. (a)	9,094	133,409
Moog Inc. Class A	10,943	282,439
Mueller Industries Inc.	9,511	197,829
Mueller Water Products Inc.	29,600	110,704
Multi-Color Corp.	2,850	34,941
MYR Group Inc. (a)	4,400	88,968
NACCO Industries Inc. Class A	1,436	41,242
Navigant Consulting Inc. (a)	12,848	165,996
NCI Building Systems Inc. (a)	4,732	12,492
Nordson Corp.	8,772	339,126

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
North American Galvanizing & Coating Inc. (a)	3,200	$19,392
Northwest Pipe Co. (a)	2,400	83,424
Odyssey Marine Exploration Inc. (a)	14,800	23,680
Old Dominion Freight Line Inc. (a)	7,075	237,508
Omega Flex Inc.	600	9,096
On Assignment Inc. (a)	9,300	36,363
Orbital Sciences Corp. (a)	14,566	220,966
Orion Energy Systems Inc. (a)	4,200	15,750
Orion Marine Group Inc. (a)	5,500	104,500
Otter Tail Corp.	9,091	198,547
Pacer International Inc.	9,605	21,419
Patriot Transportation Holding Inc. (a)	300	21,879
Perma-Fix Environmental Services (a)	14,600	35,332
PICO Holdings Inc. (a)	4,947	141,979
Pike Electric Corp. (a)	4,100	49,405
PMFG Inc. (a)	3,300	29,073
Polypore International Inc. (a)	5,800	64,496
Portec Rail Products Inc.	1,500	14,775
Powell Industries Inc. (a)	2,135	79,144
Power-One Inc. (a)	19,808	29,514
PowerSecure International Inc. (a)	4,100	17,466
Preformed Line Products Co.	500	22,030
Quanex Building Products Corp.	9,641	108,172
Raven Industries Inc.	4,092	104,755
RBC Bearings Inc. (a)	5,600	114,520
Regal-Beloit Corp.	9,222	366,298
Republic Airways Holdings Inc. (a)	8,832	57,673
Resources Connection Inc. (a)	11,583	198,880
Robbins & Myers Inc.	6,858	132,017
Rollins Inc.	11,592	200,658
RSC Holdings Inc. (a)	12,500	84,000
Rush Enterprises Inc. Class A (a)	8,168	95,157
Saia Inc. (a)	3,435	61,864
SatCon Technology Corp. (a)	14,100	25,380
Sauer-Danfoss Inc.	2,839	17,403
Schawk Inc.	3,882	29,154
School Specialty Inc. (a)	4,764	96,280
Simpson Manufacturing Co. Inc.	9,757	210,946
SkyWest Inc.	14,221	145,054
Spherion Corp. (a)	13,293	54,767
Standard Parking Corp. (a)	1,900	30,951
Standard Register Co.	4,996	16,287
Standex International Corp.	3,127	36,273
Stanley Inc. (a)	2,930	96,338
Steelcase Inc.	18,200	105,924
Sterling Construction Company Inc. (a)	3,400	51,884
Sun Hydraulics Corp.	3,200	51,744
Sykes Enterprises Inc. (a)	8,869	160,440
TAL International Group Inc.	3,800	41,420
TBS International Ltd. Class A (a)	3,400	26,554
Team Inc. (a)	4,800	75,216
Tecumseh Products Co. Class A (a)	4,937	47,938

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Teledyne Technologies Inc. (a)	9,259	$303,232
Tennant Co.	4,576	84,153
Tetra Tech Inc. (a)	15,751	451,266
Textainer Group Holdings Ltd.	2,200	25,454
The Gormann-Rupp Co.	3,587	72,350
The Providence Service Corp. (a)	2,699	29,554
Titan International Inc.	9,047	67,581
Titan Machinery Inc. (a)	3,300	41,877
Todd Shipyards Corp.	1,400	23,310
Tredegar Corp.	7,499	99,887
Trex Co. Inc. (a)	3,934	52,598
TriMas Corp. (a)	3,700	12,469
Triumph Group Inc.	4,282	171,280
TrueBlue Inc. (a)	11,110	93,324
Tutor Perini Corp. (a)	6,718	116,625
Twin Disc Inc.	2,700	18,387
UAL Corp. (a)	36,900	117,711
Ultralife Corp. (a)	3,100	22,227
Ultrapetrol Bahamas Ltd. (a)	5,800	25,694
United Capital Corp. (a)	400	7,328
United Rentals Inc. (a)	15,400	99,946
United Stationers Inc. (a)	6,054	211,164
Universal Forest Products Inc.	4,910	162,472
Universal Truckload Services Inc.	1,400	21,910
US Airways Group Inc. (a)	33,700	81,891
USA Truck Inc. (a)	1,800	24,354
Valence Technology Inc. (a)	12,400	22,196
Viad Corp.	5,162	88,890
Vicor Corp.	4,808	34,714
Volt Information Sciences Inc. (a)	3,403	21,337
VSE Corp.	1,100	28,776
Waste Services Inc. (a)	4,557	23,605
Watsco Inc.	6,099	298,424
Watson Wyatt Worldwide Inc.	10,933	410,316
Watts Water Technologies Inc.	7,524	162,067
Werner Enterprises Inc.	10,826	196,167
Willis Lease Finance Corp. (a)	1,100	14,432
Woodward Governor Co.	15,410	305,118
YRC Worldwide Inc. (a)	16,100	27,853

		30,394,543

Information Technology (19.76%)
3Com Corp (a)	99,371	468,037
3PAR Inc. (a)	6,972	86,453
Acacia Research - Acacia Technologies (a)	8,200	64,534
ACI Worldwide Inc. (a)	9,016	125,863
Acme Packet Inc. (a)	9,900	100,188
Actel Corp. (a)	6,737	72,288
ActivIdentity Corp. (a)	12,600	31,878
Actuate Corp. (a)	11,400	54,492
Acxiom Corp.	17,500	154,525

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Adaptec Inc. (a)	30,824	$81,684
ADC Telecommunications Inc. (a)	24,900	198,204
Adtran Inc.	14,152	303,843
Advanced Analogic Technologies Inc. (a)	11,000	50,490
Advanced Energy Industries Inc. (a)	8,433	75,813
Advent Software Inc. (a)	3,905	128,045
Agilysys Inc.	4,260	19,937
Airvana Inc. (a)	6,211	39,564
American Software Inc. Class A	5,400	31,104
Amkor Technology Inc. (a)	27,964	132,270
ANADIGICS Inc. (a)	16,000	67,040
Anaren Inc. (a)	3,746	66,229
Anixter International Inc. (a)	7,696	289,293
Applied Micro Circuits Corp. (a)	16,762	136,275
ArcSight Inc. (a)	4,828	85,794
Ariba Inc. (a)	22,494	221,341
Arris Group Inc. (a)	31,779	386,433
Art Technology Group Inc. (a)	33,300	126,540
AsiaInfo Holdings Inc. (a)	7,500	129,075
Atheros Communications (a)	15,723	302,510
ATMI Inc. (a)	7,988	124,054
Avid Technology Inc. (a)	7,200	96,552
Avocent Corp. (a)	11,332	158,195
Bankrate Inc. (a)	3,183	80,339
Bel Fuse Inc.	2,770	44,431
Benchmark Electronics Inc. (a)	16,777	241,589
Black Box Corp.	4,455	149,109
Blackbaud Inc.	11,211	174,331
Blackboard Inc. (a)	8,091	233,506
Blue Coat Systems Inc. (a)	10,178	168,344
Bottomline Technologies Inc. (a)	6,431	57,943
Brightpoint Inc. (a)	12,761	80,011
Brooks Automation Inc. (a)	16,449	73,691
Cabot Microelectronics Corp. (a)	5,961	168,637
CACI International Inc. (a)	7,700	328,867
Callidus Software Inc. (a)	5,600	15,960
Cass Information Systems Inc.	2,055	67,281
Cavium Networks Inc. (a)	9,261	155,677
CEVA Inc. (a)	4,900	42,532
Checkpoint Systems Inc. (a)	10,009	157,041
China Information Security Technology Inc. (a)	7,500	21,450
China Security & Surveillance Technology Inc. (a)	8,400	63,336
Chordiant Software Inc. (a)	7,760	28,169
Ciber Inc. (a)	17,243	53,453
Cirrus Logic Inc. (a)	16,697	75,136
Cogent Inc. (a)	11,071	118,792
Cognex Corp.	10,161	143,575
Cogo Group Inc. (a)	6,800	40,596
Coherent Inc. (a)	5,500	113,740

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cohu Inc.	6,008	$53,952
Communications Systems Inc.	1,400	13,720
Commvault Systems Inc. (a)	10,688	177,207
Compellent Technologies Inc. (a)	4,331	66,048
Computer Task Group Inc. (a)	3,600	21,960
comScore Inc. (a)	5,528	73,633
Comtech Telecommunications Corp. (a)	7,197	229,440
Comverge Inc. (a)	4,828	58,419
Concur Technologies Inc. (a)	10,197	316,923
Constant Contact Inc. (a)	6,100	121,024
CPI International Inc. (a)	1,700	14,773
Cray Inc. (a)	9,100	71,708
CSG Systems International Inc. (a)	8,965	118,697
CTS Corp.	8,641	56,599
CyberSource Corp. (a)	17,663	270,244
Cymer Inc. (a)	7,576	225,234
Daktronics Inc.	8,552	65,850
Data Domain Inc. (a)	12,100	403,535
DDi Corp. (a)	3,300	14,949
DealerTrack Holdings Inc. (a)	9,641	163,897
Deltek Inc. (a)	3,194	13,862
DemandTec Inc. (a)	5,100	44,880
DG FastChannel Inc. (a)	4,800	87,840
Dice Holdings Inc. (a)	4,018	18,684
Digi International Inc. (a)	6,648	64,818
Digital River Inc. (a)	9,834	357,171
Diodes Inc. (a)	8,189	128,076
DivX Inc. (a)	8,000	43,920
Double-Take Software Inc. (a)	4,400	38,060
DSP Group Inc. (a)	5,824	39,370
DTS Inc. (a)	4,484	121,382
Dycom Industries Inc. (a)	9,933	109,958
Dynamics Research Corp. (a)	2,000	20,020
EarthLink Inc. (a)	27,132	201,048
Ebix Inc. (a)	1,700	53,244
Echelon Corp. (a)	8,344	70,757
Electro Rent Corp.	4,506	42,762
Electro Scientific Industries Inc. (a)	7,038	78,685
Electronics for Imaging Inc. (a)	12,608	134,401
eLoyalty Corp. (a)	1,500	11,820
EMCORE Corp. (a)	20,500	25,830
EMS Technologies Inc. (a)	4,100	85,690
Emulex Corp. (a)	21,388	209,175
Entegris Inc. (a)	28,993	78,861
Entropic Communications Inc. (a)	14,200	31,950
Entrust Inc. (a)	13,800	24,978
Epicor Software Corp. (a)	12,114	64,204
EPIQ Systems Inc. (a)	8,190	125,716
ePlus Inc. (a)	800	11,656
Euronet Worldwide Inc. (a)	12,581	243,946
Exar Corp. (a)	8,967	64,473
Exlservice Holdings Inc. (a)	4,065	45,569
Extreme Networks Inc. (a)	22,764	45,528

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fair Isaac Corp.	12,600	$194,796
FalconStor Software Inc. (a)	8,816	41,876
FARO Technologies Inc. (a)	4,600	71,438
FEI Co. (a)	9,586	219,519
Formfactor Inc. (a)	12,669	218,414
Forrester Research Inc. (a)	3,952	97,022
Gartner Inc. (a)	15,251	232,730
Globecomm Systems Inc. (a)	5,200	37,388
GSE Systems Inc. (a)	3,900	26,325
GSI Commerce Inc. (a)	6,327	90,160
GSI Technology Inc. (a)	4,300	16,598
Hackett Group Inc. (a)	8,800	20,504
Harmonic Inc. (a)	24,854	146,390
Harris Stratex Networks Inc. Class A (a)	15,150	98,172
Heartland Payment Systems Inc.	9,600	91,872
Hittite Microwave Corp. (a)	5,500	191,125
Hughes Communications Inc. (a)	2,300	52,509
i2 Technologies Inc. (a)	4,100	51,455
ICx Technologies Inc. (a)	2,700	16,200
iGate Corp.	5,826	38,568
Imation Corp.	7,659	58,285
Imergent Inc.	1,800	12,600
Immersion Corp. (a)	7,200	35,568
Infinera Corp. (a)	21,797	199,007
infoGROUP Inc. (a)	8,625	49,249
Informatica Corp. (a)	22,308	383,474
Information Services Group Inc. (a)	5,700	17,157
InfoSpace Inc. (a)	9,335	61,891
Innodata Isogen Inc. (a)	5,900	25,842
Insight Enterprises Inc. (a)	11,548	111,554
Integral Systems Inc. (a)	4,406	36,658
Intellon Corp. (a)	5,800	24,650
Interactive Intelligence Inc. (a)	3,400	41,684
InterDigital Inc. (a)	11,230	274,461
Intermec Inc. (a)	15,947	205,716
Internap Network Services Corp. (a)	12,990	45,335
Internet Brands Inc. (a)	6,900	48,300
Internet Capital Group Inc. (a)	9,421	63,403
Intevac Inc. (a)	5,632	49,055
iPass Inc. (a)	12,200	19,520
IPG Photonics Corp. (a)	5,826	63,911
Isilon Systems Inc. (a)	6,341	26,886
Ixia (a)	8,503	57,310
IXYS Corp.	6,314	63,898
j2 Global Communications Inc. (a)	11,516	259,801
Jack Henry & Associates Inc.	21,896	454,342
JDA Software Group Inc. (a)	6,732	100,711
Kenexa Corp. (a)	5,800	67,106
Keynote Systems Inc. (a)	3,400	25,976
Kopin Corp. (a)	17,100	62,757
Kulicke & Soffa Industries Inc. (a)	15,228	52,232
L-1 Identity Solutions Inc. (a)	19,247	148,972
Landauer Inc.	2,380	145,989

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Lattice Semiconductor Corp. (a)	29,593	$55,635
Lawson Software Inc. (a)	35,284	196,885
Limelight Networks Inc. (a)	8,779	38,628
Lionbridge Technologies Inc. (a)	14,200	26,128
Liquidity Services Inc. (a)	3,900	38,454
Littelfuse Inc. (a)	5,537	110,518
LivePerson Inc. (a)	10,600	42,400
LoopNet Inc. (a)	5,100	39,525
Loral Space & Communications Inc. (a)	2,800	72,100
Manhattan Associates Inc. (a)	5,805	105,767
ManTech International Corp. (a)	5,737	246,920
Marchex Inc. Class B	5,572	18,778
MasTec Inc. (a)	13,381	156,825
MAXIMUS Inc.	4,499	185,584
Maxwell Technologies Inc. (a)	5,700	78,831
Measurement Specialties Inc. (a)	3,700	26,085
MEMSIC Inc. (a)	3,600	15,264
Mentor Graphics Corp. (a)	24,226	132,516
Mercadolibre Inc. (a)	6,600	177,408
Methode Electronics Inc.	9,667	67,862
Micrel Inc.	11,595	84,875
Microsemi Corp. (a)	20,916	288,641
MicroStrategy Inc. (a)	2,325	116,761
Microtune Inc. (a)	13,377	31,302
MIPS Technologies Inc. (a)	12,120	36,360
MKS Instruments Inc. (a)	12,578	165,904
ModusLink Global Solutions Inc. (a)	11,795	80,914
MoneyGram International Inc. (a)	20,500	36,490
Monolithic Power Systems Inc. (a)	8,725	195,527
Monotype Imaging Holdings Inc. (a)	5,400	36,774
Move Inc. (a)	39,408	85,121
MPS Group Inc. (a)	23,825	182,023
MSC.Software Corp. (a)	11,600	77,256
MTS Systems Corp.	4,457	92,037
Multi-Fineline Electronix Inc. (a)	2,534	54,228
NCI Inc. (a)	1,700	51,714
Ness Technologies Inc. (a)	9,905	38,729
Net 1 UEPS Technologies Inc. (a)	9,800	133,182
Netezza Corp. (a)	12,095	100,630
Netgear Inc. (a)	8,848	127,500
Netlogic Microsystems Inc. (a)	4,644	169,320
NetScout Systems Inc. (a)	6,300	59,094
NetSuite Inc. (a)	4,200	49,602
Network Equipment Technologies Inc. (a)	7,100	30,246
Newport Corp. (a)	9,418	54,530
NIC Inc.	12,806	86,697
Novatel Wireless Inc. (a)	7,780	70,176
NVE Corp. (a)	1,200	58,320
Omniture Inc. (a)	17,413	218,707
Omnivision Technologies Inc. (a)	12,880	133,823
Online Resources Corp. (a)	6,818	42,544
OpenTable Inc. (a)	700	21,119

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
OpenTV Corp. Class A (a)	20,600	$27,192
Openwave Systems Inc. (a)	21,400	47,936
Oplink Communications Inc. (a)	5,511	62,825
OPNET Technologies Inc.	3,200	29,312
OpNext Inc. (a)	6,272	13,422
OSI Systems Inc. (a)	4,065	84,755
OYO Geospace Corp. (a)	1,100	28,226
Palm Inc. (a)	35,376	586,180
PAR Technology Corp. (a)	1,900	12,141
Parametric Technology Corp. (a)	29,694	347,123
Park Electrochemical Corp.	5,188	111,698
ParkerVision Inc. (a)	8,100	24,786
PC Connection Inc. (a)	2,900	15,225
PC Mall Inc. (a)	2,900	19,604
PC-Tel Inc. (a)	5,300	28,355
Pegasystems Inc.	3,900	102,882
Perficient Inc. (a)	7,600	53,124
Pericom Semiconductor Corp. (a)	6,609	55,648
Perot Systems Corp. (a)	22,415	321,207
Pervasive Software Inc. (a)	3,600	21,924
Phase Forward Inc. (a)	11,007	166,316
Phoenix Technologies Ltd. (a)	8,100	21,951
Photronics Inc. (a)	11,172	45,247
Plantronics Inc.	12,638	238,985
Plexus Corp. (a)	10,133	207,321
PLX Technology Inc. (a)	9,111	34,348
Polycom Inc. (a)	21,523	436,271
Power Integrations Inc.	6,089	144,857
Powerwave Technologies Inc. (a)	33,836	54,476
Progress Software Corp. (a)	10,235	216,675
PROS Holdings Inc. (a)	5,100	41,412
QAD Inc.	2,454	7,975
Quality Systems Inc.	6,068	345,633
Quantum Corp. (a)	47,640	39,541
Quest Software Inc. (a)	16,798	234,164
Rackspace Hosting Inc. (a)	17,100	237,006
Radiant Systems Inc. (a)	6,914	57,386
Radisys Corp. (a)	6,229	56,123
RAE Systems Inc. (a)	9,600	13,248
RealNetworks Inc. (a)	21,479	64,222
Renaissance Learning Inc.	1,792	16,504
RF Micro Devices Inc. (a)	68,647	258,113
RightNow Technologies Inc. (a)	5,594	66,009
Rimage Corp. (a)	2,600	43,186
Riverbed Technology Inc. (a)	14,000	324,660
Rofin-Sinar Technologies Inc. (a)	7,434	148,754
Rogers Corp. (a)	3,965	80,212
Rosetta Stone Inc. (a)	1,589	43,602
Rubicon Technology Inc. (a)	3,200	45,696
Rudolph Technologies Inc. (a)	7,917	43,702
S1 Corp. (a)	14,044	96,904
Saba Software Inc. (a)	6,000	23,100
Safeguard Scientifics Inc. (a)	31,300	41,316

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Sapient Corp. (a)	21,608	$135,914
SAVVIS Inc. (a)	9,300	106,578
ScanSource Inc. (a)	6,852	168,011
SeaChange International Inc. (a)	8,200	65,846
Semitool Inc. (a)	5,645	26,080
Semtech Corp. (a)	15,622	248,546
ShoreTel Inc. (a)	11,239	89,912
Sigma Designs Inc. (a)	6,796	109,008
Silicon Graphics International Corp. (a)	7,700	34,958
Silicon Image Inc. (a)	19,173	44,098
Silicon Storage Technology Inc. (a)	20,384	38,118
Skyworks Solutions Inc. (a)	42,967	420,217
Smart Modular Technologies (WWH) Inc. (a)	10,200	23,154
Smith Micro Software Inc. (a)	7,300	71,686
Solarwinds Inc. (a)	3,000	49,470
Solera Holdings Inc. (a)	17,852	453,441
SonicWALL Inc. (a)	14,266	78,178
Sonus Networks Inc. (a)	52,506	84,535
Sourcefire Inc. (a)	5,700	70,623
Spectrum Control Inc. (a)	3,100	27,280
SPSS Inc. (a)	4,758	158,774
SRA International Inc. (a)	10,700	187,892
SRS Labs Inc. (a)	2,700	17,955
Stamps.com Inc. (a)	3,028	25,677
Standard Microsystems Corp. (a)	5,632	115,174
Starent Networks Corp. (a)	10,027	244,759
StarTek Inc. (a)	3,300	26,466
STEC Inc. (a)	6,300	146,097
Stratasys Inc. (a)	5,214	57,302
SuccessFactors Inc. (a)	9,507	87,274
SumTotal Systems Inc. (a)	8,400	40,404
Super Micro Computer Inc. (a)	5,907	45,248
Supertex Inc. (a)	2,780	69,806
Support.com Inc. (a)	11,300	24,634
Switch & Data Facilities Co. (a)	5,174	60,691
Sycamore Networks Inc. (a)	49,274	154,228
Symmetricom Inc. (a)	11,346	65,466
Synaptics Inc. (a)	8,824	341,048
Synchronoss Technologies Inc. (a)	4,800	58,896
SYNNEX Corp. (a)	4,905	122,576
Syntel Inc.	3,405	107,053
Take-Two Interactive Software Inc. (a)	20,600	195,082
Taleo Corp. (a)	8,033	146,763
Taser International Inc. (a)	15,892	72,468
Technitrol Inc.	10,480	67,806
TechTarget (a)	2,726	10,904
Techwell Inc. (a)	4,300	36,550
Tekelec (a)	17,137	288,416
TeleCommunication Systems Inc. Class A (a)	9,800	69,678
TeleTech Holdings Inc. (a)	8,305	125,821

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Terremark Worldwide Inc. (a)	13,658	$78,943
Tessera Technologies Inc. (a)	12,472	315,417
The Knot Inc. (a)	7,700	60,676
THQ Inc. (a)	17,309	123,932
TIBCO Software Inc. (a)	45,220	324,227
Tier Technologies Inc. Class B (a)	4,300	33,024
TiVo Inc. (a)	26,840	281,283
TNS Inc. (a)	6,505	121,969
Travelzoo Inc. (a)	1,300	14,235
Trident Microsystems Inc. (a)	16,084	27,986
TriQuint Semiconductor Inc. (a)	37,909	201,297
TTM Technologies Inc. (a)	11,060	88,038
Tyler Technologies Inc. (a)	7,990	124,804
Ultimate Software Group Inc. (a)	6,233	151,088
Ultratech Inc. (a)	6,079	74,832
Unica Corp. (a)	3,400	18,632
Unisys Corp. (a)	95,300	143,903
United Online Inc.	21,456	139,679
Universal Display Corp. (a)	7,433	72,695
UTStarcom Inc. (a)	28,543	46,525
ValueClick Inc. (a)	22,440	236,069
VASCO Data Security International Inc. (a)	6,902	50,454
Veeco Instruments Inc. (a)	8,202	95,061
VeriFone Holdings Inc. (a)	18,500	138,935
ViaSat Inc. (a)	6,664	170,865
Vignette Corp. (a)	6,130	80,609
Virage Logic Corp. (a)	3,800	17,100
Virtusa Corp. (a)	3,400	27,302
Vocus Inc. (a)	4,300	84,968
Volterra Semiconductor Corp. (a)	5,821	76,488
Web.com Group Inc. (a)	6,800	38,284
Websense Inc. (a)	11,402	203,412
White Electronic Designs Corp. (a)	5,400	25,002
Wind River Systems Inc. (a)	17,454	200,023
Wright Express Corp. (a)	9,883	251,720
X-Rite Inc. (a)	6,000	9,000
Zix Corp. (a)	17,300	25,950
Zoran Corp. (a)	13,294	144,905
Zygo Corp. (a)	3,800	17,708

		38,412,926

Materials (3.96%)
A. Schulman Inc.	6,260	94,589
AEP Industries Inc. (a)	1,400	36,946
Allied Nevada Gold Corp. (a)	11,200	90,272
AM Castle & Co.	4,189	50,603
AMCOL International Corp.	6,044	130,430
American Vanguard Corp.	5,013	56,647
Arch Chemicals Inc.	6,382	156,933
Balchem Corp.	4,592	112,596
Boise Inc. (a)	8,200	14,104

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Brush Engineered Materials Inc. (a)	5,152	$86,296
Buckeye Technologies Inc. (a)	10,174	45,681
Bway Holding Co. (a)	1,900	33,307
Calgon Carbon Corp. (a)	14,052	195,182
Cambrex Corp. (a)	7,481	30,822
Century Aluminum Co. (a)	11,600	72,268
Clearwater Paper Corp. (a)	2,938	74,302
Coeur d’Alena Mines Corp. (a)	17,687	217,550
Deltic Timber Corp.	2,730	96,833
Domtar Corp. (a)	10,700	177,406
Ferro Corp.	12,140	33,385
General Moly Inc. (a)	16,300	36,186
General Steel Holdings Inc. (a)	4,200	16,674
GenTek Inc. (a)	2,300	51,359
Gibraltar Industries Inc.	6,882	47,279
Glatfelter	11,596	103,205
Graphic Packaging Holding Co. (a)	28,660	52,448
Hawkins Inc.	2,400	54,192
Haynes International Inc. (a)	3,100	73,470
HB Fuller Co.	12,454	233,886
Headwaters Inc. (a)	11,301	37,971
Hecla Mining Co. (a)	55,891	149,788
Horsehead Holding Corp. (a)	9,100	67,795
ICO Inc. (a)	7,300	19,856
Innophos Holdings Inc.	4,400	74,316
Innospec Inc.	6,312	67,854
Kaiser Aluminum Corp.	3,900	140,049
Kapstone Paper and Packaging Corp. (a)	5,600	26,264
Koppers Holdings Inc.	5,300	139,761
Landec Corp. (a)	6,700	45,493
Louisiana-Pacific Corp. (a)	26,500	90,630
LSB Industries Inc. (a)	4,400	71,148
Minerals Technologies Inc.	4,809	173,220
Myers Industries Inc.	8,045	66,934
Neenah Paper Inc.	3,984	35,099
NewMarket Corp.	2,593	174,587
NL Industries Inc.	1,843	13,601
Olin Corp.	20,108	239,084
Olympic Steel Inc.	2,300	56,281
OM Group Inc. (a)	7,869	228,358
Omnova Solutions Inc. (a)	11,800	38,468
Paramount Gold and Silver Corp. (a)	16,300	24,776
Pegasus Wireless Corp. Warrants (a) (b)	1,190	0
PolyOne Corp. (a)	23,048	62,460
Potlatch Corp.	10,234	248,584
Quaker Chemical Corp.	2,800	37,212
Rock-Tenn Co. Class A	9,818	374,655
Rockwood Holdings Inc. (a)	12,674	185,547
RTI International Metals Inc. (a)	5,879	103,882
Schweitzer-Mauduit International Inc.	3,930	106,935
Sensient Technologies Corp.	12,544	283,118
ShengdaTech Inc. (a)	7,800	29,406

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Silgan Holdings Inc.	6,986	$342,524
Solutia Inc. (a)	24,300	139,968
Spartech Corp.	7,804	71,719
Stepan Co.	1,851	81,740
Stillwater Mining Co. (a)	10,399	59,378
Sutor Technology Group Ltd. (a)	1,900	6,213
Symyx Technologies Inc. (a)	9,069	53,054
Texas Industries Inc.	6,050	189,728
U.S. Concrete Inc. (a)	9,500	18,810
United States Lime & Minerals Inc. (a)	400	16,968
Universal Stainless & Alloy Products Inc. (a)	2,000	32,540
US Gold Corp. (a)	20,500	54,120
Wausau Paper Corp.	11,126	74,767
Westlake Chemical Corp.	5,000	101,950
Worthington Industries Inc.	15,567	199,102
WR Grace & Co. (a)	18,576	229,785
Zep Inc.	5,331	64,239
Zoltek Companies Inc. (a)	7,105	69,061

		7,693,649

Telecommunication Services (1.39%)
AboveNet Inc. (a)	1,600	129,568
Alaska Communications Systems Group Inc.	11,279	82,562
Aruba Networks Inc. (a)	15,100	131,974
Atlantic Tele-Network Inc.	2,400	94,296
BigBand Networks Inc. (a)	9,044	46,758
Cbeyond Inc. (a)	5,900	84,665
Centennial Communications Corp. (a)	21,728	181,646
Cincinnati Bell Inc. (a)	55,085	156,441
Cogent Communications Group Inc. (a)	11,400	92,910
Consolidated Communications Holdings Inc.	6,008	70,354
D&E Communications Inc.	3,900	39,897
FairPoint Communications Inc.	21,440	12,864
FiberNet Telecom Group Inc. (a)	1,700	21,114
General Communication Inc. Class A (a)	10,782	74,719
Global Crossing Ltd. (a)	7,300	67,014
HickoryTech Corp.	3,100	23,808
iBasis Inc. (a)	7,000	9,170
inContact Inc. (a)	6,500	17,810
Iowa Telecommunications Services Inc.	8,397	105,046
iPCS Inc. (a)	4,300	64,328
Neutral Tandem Inc. (a)	8,400	247,968
NTELOS Holdings Corp.	7,700	141,834
PAETEC Holding Corp. (a)	31,326	84,580
Premiere Global Services Inc. (a)	15,540	168,454
Shenandoah Telecommunications Co.	6,038	122,511
SureWest Communications (a)	3,500	36,645
Syniverse Holdings Inc. (a)	17,590	281,968
USA Mobility Inc.	5,949	75,909

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Virgin Mobile USA Inc. (a)	9,776	$39,300

		2,706,113

Utilities (3.56%)
Allete Inc.	6,686	192,223
American States Water Co.	4,678	162,046
Artesian Resources Corp. Class A	1,400	22,302
Avista Corp.	14,006	249,447
Black Hills Corp.	9,889	227,348
Cadiz Inc. (a)	3,500	33,705
California Water Service Group	5,004	184,347
Central Vermont Public Service Corp.	3,200	57,920
CH Energy Group Inc.	4,026	188,014
Chesapeake Utilities Corp.	1,900	61,807
Cleco Corp.	15,484	347,151
Connecticut Water Service Inc.	2,000	43,380
Consolidated Water Co. Ltd.	3,900	61,815
El Paso Electric Co. (a)	11,432	159,591
Empire District Electric Co.	8,730	144,220
Florida Public Utilities Co.	1,400	19,642
Idacorp Inc.	12,055	315,118
Laclede Group Inc.	5,588	185,130
MGE Energy Inc.	5,859	196,569
Middlesex Water Co.	3,800	54,910
New Jersey Resources Corp.	10,810	400,402
Nicor Inc.	11,624	402,423
Northwest Natural Gas Co.	6,973	309,043
NorthWestern Corp.	9,439	214,832
Pennichuck Corp.	1,000	22,800
Piedmont Natural Gas Company Inc.	19,200	462,912
PNM Resources Inc.	22,170	237,441
Portland General Electric Co.	19,300	375,964
SJW Corp.	3,348	76,000
South Jersey Industries Inc.	7,850	273,886
Southwest Gas Corp.	11,424	253,727
Southwest Water Co.	6,615	36,515
U.S. Geothermal Inc. (a)	15,900	22,578
UIL Holdings Corp.	7,458	167,432
Unisource Energy Corp.	9,111	241,806
Unitil Corp.	2,900	59,798
WGL Holdings Inc.	12,900	413,058
York Water Co.	2,700	41,391

		6,918,693

Total Common Stocks
(cost $256,119,858)		192,286,933

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares or principal amount	Value
Short-term Investments (1.35%)
JPMorgan U.S. Government Money Market Fund	1,953,012	$1,953,012
U.S. Treasury Bill, (c) 0.280%, 11/19/2009	$680,000	679,321

Total Short-term Investments
(cost $2,632,268)		2,632,333

TOTAL INVESTMENTS (100.26%)
(cost $258,752,126)		194,919,266
LIABILITIES, NET OF OTHER ASSETS (-0.26%)		(504,695)

NET ASSETS (100.00%)		$194,414,571

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.43%) (a)
Australia (7.16%)
AGL Energy Ltd.	9,311	$100,759
Alumina Ltd.	43,669	50,194
Amcor Ltd.	18,798	75,587
AMP Ltd.	37,198	145,740
Aristocrat Leisure Ltd.	7,763	23,653
Arrow Energy Ltd. (b)	9,390	26,670
Australia & New Zealand Banking Group Ltd.	43,101	571,194
Australian Stock Exchange	3,607	107,169
AXA Asia Pacific Holdings Ltd.	18,532	57,887
Bendigo and Adelaide Bank Ltd.	4,462	24,931
BHP Billiton Ltd.	66,834	1,830,973
Billabong International Ltd.	2,510	17,641
BlueScope Steel Ltd.	31,288	63,443
Boral Ltd.	12,442	40,593
Brambles Ltd.	28,442	136,171
Caltex Australia Ltd.	2,825	31,373
CFS Retail Property Trust	35,591	47,151
Coca-Cola Amatil Ltd.	11,284	78,202
Cochlear Ltd.	1,111	51,570
Commonwealth Bank of Australia	29,408	921,818
Computershare Ltd.	9,605	69,617
Crown Ltd.	9,361	54,555
CSL Ltd.	12,209	315,678
CSR Ltd.	19,518	26,553
Dexus Property Group	88,479	53,234
Energy Resources of Australia Ltd.	1,061	19,909
Fairfax Media Ltd.	39,734	38,937
Fortescue Metals Group Ltd. (b)	26,454	80,180
Foster’s Group Ltd.	38,123	157,959
Goodman Fielder Ltd.	16,201	16,996
GPT Group	183,756	71,908
Harvey Norman Holdings Ltd.	8,815	23,368
Incitec Pivot Ltd.	36,249	68,985
Insurance Australia Group Ltd.	39,646	111,944
James Hardie Industries NV CDI (b)	6,878	23,208
Leighton Holdings Ltd.	2,966	55,943
Lend Lease Corp. Ltd.	7,171	40,355
Lion Nathan Ltd.	6,271	58,409
Macquarie Airports	9,991	18,574
Macquarie Group Ltd.	5,842	182,893
Macquarie Infrastructure Group	52,701	60,583
Metcash Ltd.	13,508	46,887
Mirvac Group	35,087	30,404
National Australia Bank Ltd.	37,732	679,786
Newcrest Mining Ltd.	9,784	239,133
Nufarm Ltd.	2,154	15,889
Onesteel Ltd.	23,484	48,541
Orica Ltd.	7,234	125,904
Origin Energy Ltd.	17,413	205,027
OZ Minerals Ltd.	57,968	42,497
Paladin Energy Ltd. (b)	9,738	38,286

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Perpetual Ltd.	548	$12,566
Qantas Airways Ltd.	21,256	34,420
QBE Insurance Group Ltd.	20,051	320,857
Rio Tinto Ltd.	5,669	236,801
Rio Tinto Ltd. - New (b) (c)	2,976	125,179
Santos Ltd.	16,760	196,370
Sims Group Ltd.	2,679	55,784
Sonic Healthcare Ltd.	7,081	70,237
SP Ausnet	18,629	11,551
Stockland	43,894	113,226
Suncorp-Metway Ltd.	26,335	141,590
Tabcorp Holding Ltd.	11,153	64,187
Tatts Group Ltd.	22,000	45,075
Telstra Corp. Ltd.	86,407	235,789
Toll Holdings Ltd.	11,001	55,207
Transurban Group	24,955	83,848
Wesfarmers Ltd.	20,441	372,180
Wesfarmers Ltd. PPS	3,355	63,406
Westfield Group	40,729	372,764
Westpac Banking Corp.	58,139	945,901
Woodside Petroleum Ltd.	9,875	341,142
Woolworths Ltd.	24,321	515,992
WorleyParsons Ltd.	3,279	62,492

		11,901,425

Austria (0.32%)
Erste Group Bank AG	3,455	93,797
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,590	81,113
OMV AG	2,980	112,032
Raiffeisen International Bank Holding AG	1,100	38,400
Telekom Austria AG	6,605	103,405
Vienna Insurance Group	730	31,822
VoestAlpine AG	2,428	66,877

		527,446

Belgium (0.92%)
AB Inbev Strip VVPR (b)	5,968	25
Anheuser-Busch InBev NV	14,181	514,194
Belgacom SA	3,020	96,575
Colruyt SA	299	68,307
Compagnie Nationale a Portefeuille	695	33,636
Delhaize Group	2,025	142,568
Dexia SA (b)	10,397	79,370
Fortis (b)	45,805	156,838
Fortis Rights (b) (c)	45,805	0
Groupe Bruxelles Lambert SA	1,613	118,241
KBC GROEP NV (b)	3,243	59,636
Mobistar SA	710	43,839
Solvay SA	1,176	99,485

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (Cont.)
UCB SA	1,993	$64,002
Umicore	2,263	51,585

		1,528,301

Denmark (0.91%)
A P Moller-Maersk A/S Class A	11	64,467
A P Moller-Maersk A/S Class B	21	125,823
Carlsberg A/S Class B	2,093	134,267
Coloplast A/S Class B	470	32,315
Danske Bank A/S (b)	9,275	160,009
DSV A/S (b)	3,960	49,117
H. Lundbeck A/S	1,046	19,901
Novo Nordisk A/S Class B	8,885	483,924
Novozymes A/S Class B	950	77,286
Topdanmark A/S (b)	313	36,558
Trygvesta A/S	462	27,252
Vestas Wind Systems A/S (b)	3,894	279,452
William DeMant Holding (b)	484	25,064

		1,515,435

Finland (1.27%)
Elisa OYJ	3,147	51,861
Fortum OYJ	8,801	200,602
Kesko OYJ	1,473	39,014
Kone Corp. OYJ Class B	3,143	96,513
Metso OYJ	2,814	52,678
Neste Oil OYJ	2,575	35,833
Nokia OYJ	74,734	1,094,634
Nokian Renkaat OYJ	2,164	40,721
Orion OYJ Class B	1,088	17,064
Outokumpu OYJ	2,766	47,798
Pohjola Bank PLC	1,256	10,063
Rautaruukki OYJ	1,714	34,378
Sampo OYJ A Shares	8,458	159,923
Sanoma OYJ	903	14,003
Stora Enso OYJ R Shares (b)	12,322	65,178
UPM-Kymmene OYJ	10,891	95,044
Wartsila OYJ Class B	1,891	61,058

		2,116,365

France (9.91%)
Accor SA	3,041	121,160
Aeroports de Paris (ADP)	610	44,847
Air France-KLM	2,563	32,871
Air Liquide SA	4,801	440,518
Alcatel-Lucent (b)	48,718	122,171
Alstom SA	4,091	242,909
Atos Origin SA (b)	1,217	41,440
AXA	31,578	597,673

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
bioMerieux	184	$16,182
BNP Paribas	16,639	1,085,066
Bouygues	4,633	175,210
Bureau Veritas SA	734	36,153
Cap Gemini SA	2,993	110,769
Carrefour SA	12,795	548,710
Casino Guichard Perrachon SA (c)	783	53,029
Christian Dior SA	1,144	85,695
CNP Assurances	909	86,973
Compagnie de Saint-Gobain	7,516	252,895
Compagnie General des Etablissements Michelin Class B	3,010	172,387
Compagnie Generale de Geophysique-Veritas (b)	2,735	49,511
Credit Agricole SA	17,477	219,130
Dassault Systemes SA	1,100	48,714
Eiffage SA	601	35,122
Electricite de France	4,540	221,679
Eramet (b)	91	23,903
Essilor International SA	4,202	200,943
Eurazeo	424	17,658
European Aeronautic Defence and Space Co.	7,524	122,193
Eutelsat Communications	1,300	33,648
Fonciere des Regions	286	21,565
France Telecom SA	36,694	834,918
GDF Suez	24,210	906,233
GDF Suez Strip VVPR (b) (c)	1,554	0
Gecina SA	218	13,525
Groupe DANONE	10,448	518,060
Hermes International SCA	1,101	153,290
ICADE	236	19,418
Iliad SA	232	22,562
Imerys SA	518	21,770
Ipsen SA	336	14,721
JC Decaux SA (b)	984	15,638
Klepierre	2,155	55,846
L’Oreal SA	4,862	364,958
Lafarge SA	2,944	200,302
Lafarge SA - New (b)	1,152	75,423
Lagardere SCA	2,489	82,981
Legrand SA	1,449	31,708
LVMH Moet Hennessy Louis Vuitton SA	4,693	359,922
M6 Metropole Television	898	17,031
Natixis (b)	18,102	35,232
Neopost SA	557	50,156
PagesJaunes Groupe	2,005	19,547
Pernod Ricard SA	3,848	243,283
Peugeot SA (b)	3,170	83,685
PPR SA	1,629	133,540
Publicis Groupe SA	2,607	79,812

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Renault SA (b)	3,834	$141,652
Safran SA	3,014	39,920
Sanofi-Aventis	21,032	1,242,770
Schneider Electric SA	4,339	332,097
SCOR SE	2,670	54,859
SES FDR	5,395	103,163
Societe BIC SA	441	25,393
Societe des Autoroutes Paris-Rhin-Rhone	339	23,140
Societe Generale	9,653	529,858
Societe Television Francaise 1	2,490	28,067
Sodexo	1,737	89,434
STMicroelectronics NV	14,125	106,480
Suez Environnement SA	5,452	95,542
Technip SA	2,147	105,869
Thales SA	1,824	81,886
Total SA	42,492	2,303,083
Unibail-Rodamco	1,671	249,837
Vallourec SA	1,145	139,950
Veolia Environnement	7,629	225,563
Vinci SA	8,434	380,576
Vivendi	23,711	569,154

		16,482,578

Germany (7.34%)
Adidas AG	4,020	153,191
Allianz SE Reg.	9,062	835,898
BASF SE	18,393	732,806
Bayer AG	15,292	821,791
Bayerische Motoren Werke (BMW) AG	6,611	249,730
Beiersdorf AG	1,865	87,853
Celesio AG	1,639	37,650
Commerzbank AG (b)	13,255	82,627
Daimler AG Registered Shares	17,574	638,209
Deutsche Bank AG Reg.	11,100	674,775
Deutsche Boerse AG	3,869	301,103
Deutsche Lufthansa AG Reg.	4,688	58,875
Deutsche Post AG	16,772	218,991
Deutsche Postbank AG (b)	1,511	38,510
Deutsche Telekom AG	55,709	658,619
E.On AG	37,925	1,346,252
Fraport AG	574	24,612
Fresenius Medical Care AG & Co. KGaA	3,943	177,183
Fresenius SE	426	19,934
GEA Group AG	3,615	54,895
Hamburger Hafen und Logistik AG	379	14,643
Hannover Rueckversicherung AG Reg. (b)	1,012	37,411
Henkel AG & Co. KGaA	2,751	74,211
Hochtief AG	978	49,387
K+S Group AG	2,968	167,413

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Linde AG	2,930	$240,707
MAN AG	2,090	128,596
Merck KGaA	1,295	131,773
Metro AG	2,506	119,731
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,999	540,284
Puma AG	98	21,463
RWE AG	8,391	661,707
Salzgitter AG	880	77,563
SAP AG	17,014	685,973
Siemens AG	16,342	1,130,085
Solarworld AG	1,407	33,298
Suedzucker AG	1,018	20,633
ThyssenKrupp AG	7,118	177,327
TUI AG (b)	3,470	25,620
United Internet AG Reg. (b)	2,003	23,530
Volkswagen AG	1,775	601,340
Wacker Chemie AG	273	31,526

		12,207,725

Greece (0.58%)
Alpha Bank AE (b)	7,784	85,219
Bank of Cyprus Public Company Ltd.	10,260	57,963
Coca-Cola Hellenic Bottling Co. SA	3,315	68,325
EFG Eurobank Ergasias (b)	6,773	71,242
Hellenic Petroleum SA	2,223	21,494
Hellenic Telecommunications Organization SA	4,860	74,320
Marfin Investment Group SA (b)	12,670	54,372
National Bank of Greece SA (b)	10,052	278,854
OPAP SA	4,510	120,259
Piraeus Bank SA (b)	6,679	66,496
Public Power Corp. SA (b)	1,930	39,823
Titan Cement Co. SA	1,264	33,356

		971,723

Hong Kong (2.40%)
ASM Pacific Technology	4,000	20,455
Bank of East Asia Ltd.	31,983	96,927
BOC Hong Kong Holdings Ltd.	74,500	129,623
Cathay Pacific Airways Ltd.	26,000	35,668
Cheung Kong Holdings Ltd.	28,000	320,155
Cheung Kong Infrastructure Holdings Ltd.	7,000	24,522
Chinese Estates Holdings Ltd.	12,000	21,922
CLP Holdings Ltd.	41,185	272,899
Esprit Holdings Ltd.	22,500	125,006
Foxconn International Holdings Ltd. (b)	42,000	27,307
Hang Lung Group Ltd.	16,000	74,870
Hang Lung Properties Ltd.	43,000	141,600
Hang Seng Bank Ltd.	14,800	207,143
Henderson Land Development Co. Ltd.	21,881	124,858

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hong Kong & China Gas Co. Ltd.	81,992	$172,116
Hong Kong Aircraft Engineering Co. Ltd.	1,200	13,944
Hong Kong Exchanges & Clearing Ltd.	20,000	309,130
Hongkong Electric Holdings Ltd.	26,500	147,211
Hopewell Holdings	12,000	37,470
Hutchison Whampoa Ltd.	41,700	271,264
Hysan Development Co. Ltd.	12,577	32,205
Kerry Properties Ltd.	13,134	57,212
Li & Fung Ltd.	44,620	119,137
Lifestyle International Holdings Ltd.	13,000	17,972
Link REIT	44,000	93,514
Mongolia Energy Corporation Ltd. (b)	40,000	14,638
MTR Corp.	27,603	82,461
New World Development Co. Ltd.	47,978	86,362
NWS Holdings Ltd.	16,000	28,810
Orient Overseas International Ltd.	4,400	18,671
PCCW Ltd.	68,000	17,707
Shangri-La Asia Ltd.	26,108	38,561
Sino Land Co. Ltd.	34,634	57,016
Sun Hung Kai Properties Ltd.	28,000	347,698
Swire Pacific Ltd. Class A	16,000	160,607
Television Broadcasts Ltd.	6,000	24,030
Wharf Holdings Ltd.	27,000	113,839
Wheelock and Co. Ltd.	18,000	46,260
Wing Hang Bank Ltd.	3,000	26,187
Yue Yuen Industrial Holdings Ltd.	12,000	28,229

		3,985,206

Ireland (0.28%)
Anglo Irish Bank Corp. PLC (b) (c)	15,614	4,753
CRH PLC	13,106	301,230
Elan Corp. PLC (b)	9,533	62,595
Kerry Group PLC Class A	2,787	63,524
Ryanair Holdings PLC (b)	7,328	33,871

		465,973

Italy (3.51%)
A2A SpA	24,526	44,822
ACEA SpA	1,690	20,637
Alleanza Assicurazioni SpA	8,882	61,041
Assicurazioni Generali SpA	20,996	437,283
Atlantia SpA	5,470	110,793
Autogrill SpA	1,491	12,599
Banca Carige SpA	13,189	36,233
Banca Monte Dei Paschi di Siena SpA	49,329	79,731
Banca Popolare di Milano Scarl	7,817	46,644
Banco Popolare Societa Cooperativa (b)	13,174	98,516
Enel SpA	128,255	626,129
Eni SpA	51,673	1,225,528
EXOR SpA	1,687	24,281
Fiat SpA (b)	14,491	146,118
Finmeccanica SpA	8,141	114,804

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Fondiaria Sai SpA	1,245	$20,097
Intesa Sanpaolo (b)	152,084	491,460
Intesa Sanpaolo RNC (b)	18,229	45,068
Italcementi SpA	1,048	11,999
Lottomatica SpA	1,186	22,901
Luxottica Group SpA (b)	2,442	50,801
Mediaset SpA	15,104	84,798
Mediobanca SpA	8,954	106,699
Mediolanum SpA	3,393	18,126
Parmalat SpA	33,164	80,101
Pirelli & Co. SpA (b)	53,335	18,700
Prysmian SpA	2,505	37,757
Saipem SpA	5,072	123,917
Saras SPA (b)	5,976	17,062
Snam Rete Gas SpA	29,795	130,882
Telecom Italia RNC SpA	121,317	119,510
Telecom Italia SpA	199,111	276,063
Tenaris SA	9,333	127,320
Terna - Rete Elettrica Nationale SpA	24,998	83,371
UBI Banca - Unione di Banche Italiane ScpA (b)	12,424	959
UBI Banca - Unione di Banche Italiane ScpA Rights (b) (c)	11,420	780
UniCredito SpA (Milan) (b)	284,984	720,806
Unione di Banche Italiane Scpa	11,420	148,816
Unipol Gruppo Finanziario SpA (b)	11,637	13,652

		5,836,804

Japan (23.78%)
77 Bank Ltd.	5,000	29,111
ABC-Mart Inc.	400	10,268
Acom Co. Ltd.	860	21,433
Advantest Corp.	3,300	60,094
Aeon Co. Ltd.	13,300	131,231
Aeon Credit Service Co. Ltd.	1,200	15,700
Aeon Mall Co. Ltd.	1,400	26,569
Aioi Insurance Co. Ltd.	8,000	36,463
Aisin Seiki Co. Ltd.	3,900	84,253
Ajinomoto Co. Inc.	13,000	102,838
Alfresa Holdings Corp.	500	23,099
All Nippon Airways Co. Ltd.	12,000	41,929
Amada Co. Ltd.	8,000	49,578
Aozora Bank Ltd. (b)	12,000	18,526
Asahi Breweries Ltd.	7,400	106,040
Asahi Glass Co. Ltd.	19,000	152,190
Asahi Kasei Corp.	23,000	116,696
ASICS Corp.	3,000	27,363
Astellas Pharma Inc.	9,298	328,332
Bank of Kyoto Ltd.	6,000	55,613
Bank of Yokohama Ltd.	25,000	133,815
Benesse Corp.	1,500	60,147
Bridgestone Corp.	12,100	189,540

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Brother Industries Ltd.	5,000	$44,225
Canon Inc.	21,300	695,743
Canon Marketing Japan Inc.	1,000	13,980
Casio Computer Co. Ltd.	4,800	42,993
Central Japan Railway Co.	31	190,572
Chiba Bank Ltd.	16,000	104,422
Chubu Electric Power Co. Inc.	13,300	307,147
Chugai Pharmaceutical Co. Ltd.	4,300	81,824
Chugoku Bank Ltd.	3,000	41,593
Chugoku Electric Power Co. Inc.	5,400	112,747
Chuo Mitsui Trust Holdings Inc.	20,000	76,206
Citizen Holdings Co. Ltd.	6,300	32,262
Coca-Cola West Co. Ltd.	1,000	19,126
Cosmo Oil Co. Ltd.	13,000	44,013
Credit Saison Co. Ltd.	3,500	44,396
Dai Nippon Printing Co. Ltd.	12,000	164,302
Daicel Chemical Industries Ltd.	4,000	24,241
Daido Steel Co. Ltd.	5,000	20,442
Daihatsu Motor Co. Ltd.	4,000	37,181
Daiichi Sanyko Co. Ltd.	13,540	241,682
Daikin Industries Ltd.	4,800	154,481
Dainippon Sumitomo Pharma Co. Ltd.	3,000	26,176
Daito Trust Construction Co. Ltd.	1,700	80,159
Daiwa House Industry Co. Ltd.	10,000	107,530
Daiwa Securities Group Inc.	26,000	154,497
DeNA Co. Ltd.	5	16,694
Denki Kagaku Kogyo KK	7,000	19,441
Denso Corp.	9,500	243,510
Dentsu Inc.	3,516	73,782
DIC Corp.	12,000	18,746
Dowa Holdings Co. Ltd.	5,000	20,754
East Japan Railway Co.	6,813	410,183
Eisai Co. Ltd.	5,000	177,526
Electric Power Development Co. Ltd.	2,700	76,610
Elpida Memory Inc. (b)	1,900	20,462
Familymart Co. Ltd.	1,300	40,849
Fanuc Ltd.	3,800	304,518
Fast Retailing Co. Ltd.	900	117,292
Fuji Electric Holdings Co. Ltd.	10,000	16,512
Fuji Heavy Industries Ltd.	11,000	44,441
Fuji Media Holdings Inc.	8	12,039
FUJIFILM Holdings Corp.	9,900	315,065
Fujitsu Ltd.	37,000	200,993
Fukuoka Financial Group Inc.	16,000	71,555
Furukawa Electric Co. Ltd.	13,000	58,483
GS Yuasa Corp.	6,000	52,650
Gunma Bank Ltd.	7,000	38,915
Hakuhodo DY Holdings Inc.	400	21,563
Hankyu Hanshin Holdings Inc.	24,000	112,357
Hikari Tsushin Inc.	400	9,018
Hino Motors Ltd.	4,000	12,453
Hirose Electric Co. Ltd.	600	64,012
Hisamitsu Pharmaceutical Co. Inc.	1,200	37,282

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hitachi Chemical Co. Ltd.	1,600	$25,761
Hitachi Construction Machinery Co. Ltd.	2,200	35,753
Hitachi High-Technologies Corp.	1,000	16,990
Hitachi Ltd.	67,000	208,505
Hitachi Metals Ltd.	3,000	25,536
Hokkaido Electric Power Co. Inc.	3,800	71,150
Hokuhoku Financial Group Inc.	23,000	57,652
Hokuriku Electric Power Co.	3,400	77,762
Honda Motor Co. Ltd.	32,900	905,107
Hoya Corp.	8,000	160,255
Ibiden Co. Ltd.	2,700	75,708
Idemitsu Kosan Co. Ltd.	400	34,269
IHI Corp. (b)	28,000	48,367
INPEX Corp.	16	127,571
Isetan Mitsukoshi Holdings Ltd.	6,340	64,506
Isuzu Motors Ltd.	26,000	41,712
Ito En Ltd.	800	11,377
Itochu Corp.	30,000	208,176
Itochu Techno-Solutions Corp.	400	11,887
Iyo Bank Ltd.	5,000	50,965
J. Front Retailing Co. Ltd.	9,600	45,807
JAFCO Co. Ltd.	500	16,790
Japan Airlines Corp. (b)	15,000	28,944
Japan Petroleum Exploration Co.	500	27,675
Japan Prime Realty Investment Corp.	10	21,572
Japan Real Estate Investment Corp.	9	74,654
Japan Retail Fund Investment Corp.	6	27,680
Japan Steel Works Ltd.	7,000	86,268
Japan Tobacco Inc.	91	284,451
JFE Holdings Inc.	10,000	335,973
JGC Corp.	4,000	64,384
Joyo Bank Ltd.	14,000	71,432
JS Group Corp.	5,300	81,796
JSR Corp.	4,100	70,227
JTEKT Corp.	4,000	40,425
Jupiter Telecommunications Co. Ltd.	54	40,961
Kajima Corp.	19,000	59,147
Kamigumi Co. Ltd.	4,000	33,806
Kaneka Corp.	6,000	42,634
Kansai Electric Power Co. Inc.	15,300	337,495
Kansai Paint Co. Ltd.	3,000	21,495
Kao Corp.	11,000	239,364
Kawasaki Heavy Industries Ltd.	28,000	77,128
Kawasaki Kisen Kaisha Ltd.	13,000	53,327
KDDI Corp.	59	313,057
Keihin Electric Express Railway Co. Ltd.	8,000	62,034
Keio Corp.	11,000	63,895
Keisei Electric Railway Co. Ltd.	4,000	23,848
Keyence Corp.	870	177,244
Kikkoman Corp.	3,000	30,043
Kinden Corp.	2,000	17,575
Kintetsu Corp.	32,000	141,054
Kirin Holdings Co. Ltd.	16,000	223,225

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kobe Steel Ltd.	56,000	$104,295
Komatsu Ltd.	18,600	287,176
Konami Corp.	2,000	38,297
Konica Minolta Holdings Inc.	9,500	99,260
Kubota Corp.	22,000	181,169
Kuraray Co. Ltd.	6,500	72,057
Kurita Water Industries Ltd.	2,200	71,050
Kyocera Corp.	3,100	232,730
Kyowa Hakko Kirin Co. Ltd.	5,000	56,410
Kyushu Electric Power Co. Ltd.	7,300	157,107
Lawson Inc.	1,300	57,221
Leopalace21 Corp.	2,700	24,127
Mabuchi Motor Co. Ltd.	400	19,298
Makita Corp.	2,400	58,076
Marubeni Corp.	32,000	141,529
Marui Group Co. Ltd.	5,100	35,700
Maruichi Steel Tube Ltd.	600	11,316
Matsui Securities Co. Ltd.	1,900	17,229
Mazda Motor Corp.	18,000	46,035
McDonald’s Holdings Co. (Japan) Ltd.	1,100	20,426
Mediceo Paltac Holdings Co. Ltd.	2,900	33,110
MEIJI Holdings Company Ltd. (b)	1,468	59,125
Minebea Co. Ltd.	7,000	29,790
Mitsubishi Chemical Holdings Corp.	24,500	103,629
Mitsubishi Corp.	27,200	501,927
Mitsubishi Electric Corp.	38,000	240,165
Mitsubishi Estate Co. Ltd.	24,000	398,440
Mitsubishi Gas Chemical Co. Inc.	8,000	43,619
Mitsubishi Heavy Industries Ltd.	63,000	260,714
Mitsubishi Logistics Corp.	2,000	22,096
Mitsubishi Materials Corp.	25,000	77,834
Mitsubishi Motors Corp. (b)	71,000	133,064
Mitsubishi Rayon Co. Ltd.	11,000	31,965
Mitsubishi Tanabe Pharma Corp.	4,000	45,955
Mitsubishi UFJ Financial Group Inc.	185,300	1,144,190
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,450	47,269
Mitsui & Co. Ltd.	34,000	402,889
Mitsui Chemicals Inc.	13,000	41,441
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	37,583
Mitsui Fudosan Co. Ltd.	17,000	294,851
Mitsui Mining & Smelting Co. Ltd. (b)	13,000	33,563
Mitsui OSK Lines Ltd.	23,000	148,634
Mitsui Sumitomo Insurance Group Holdings Inc.	8,500	222,367
Mitsumi Electric Co. Ltd.	1,400	29,906
Mizuho Financial Group Inc.	190,222	441,950
Mizuho Trust & Banking Co. Ltd. (b)	28,000	36,199
Murata Manufacturing Co. Ltd.	4,200	179,253
Namco Bandai Holdings Inc.	4,000	43,871
NEC Corp. (b)	37,000	144,728
NGK Insulators Ltd.	5,000	101,909

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NGK Spark Plug Co. Ltd.	4,000	$38,185
NHK Spring Co. Ltd.	2,000	13,404
Nidec Corp.	2,100	127,826
Nikon Corp.	6,000	103,803
Nintendo Co. Ltd.	2,000	553,510
Nippon Building Fund Inc.	10	85,480
Nippon Electric Glass Co. Ltd.	7,500	83,846
Nippon Express Co. Ltd.	17,000	77,175
Nippon Meat Packers Inc.	4,000	50,362
Nippon Mining Holdings Inc.	18,500	95,599
Nippon Oil Corp.	26,000	153,101
Nippon Paper Group Inc.	1,700	43,978
Nippon Sheet Glass Co. Ltd.	11,000	32,053
Nippon Steel Corp.	101,000	386,670
Nippon Telegraph & Telephone Corp.	10,313	420,001
Nippon Yusen Kabushiki Kaish	21,000	90,430
NIPPONKOA Insurance Co. Ltd.	14,000	81,450
Nishi-Nippon City Bank Ltd.	12,000	30,316
Nissan Chemical Industries Ltd.	3,000	33,724
Nissan Motor Co. Ltd.	50,000	303,445
Nissay Dowa General Insurance Company Ltd.	3,000	14,492
Nisshin Seifun Group Inc.	4,300	51,089
Nisshin Steel Co. Ltd.	15,000	33,483
Nisshinbo Industries Inc.	3,000	33,843
Nissin Foods Holdings Co. Ltd.	1,700	51,405
Nitori Co. Ltd.	750	53,112
Nitto Denko Corp.	3,500	106,710
NOK Corp.	1,600	18,591
Nomura Holdings Inc.	50,100	422,886
Nomura Real Estate Holdings Inc.	1,800	30,982
Nomura Real Estate Office Fund Inc.	4	25,430
Nomura Research Institute Ltd.	2,500	55,418
NSK Ltd.	10,000	50,622
NTN Corp.	8,000	32,043
NTT Data Corp.	25	80,698
NTT DoCoMo Inc.	314	459,268
NTT Urban Development Corp.	29	27,955
Obayashi Corp.	13,000	63,636
OBIC Co. Ltd.	100	16,205
Odakyu Electric Railway Co. Ltd.	13,000	111,139
Oji Paper Co. Ltd.	18,000	77,337
Olympus Corp.	5,000	117,747
Omron Corp.	3,700	53,606
Ono Pharmaceutical Co. Ltd.	1,800	79,847
Onward Holdings Co. Ltd.	2,000	12,852
Oracle Corp. Japan	700	25,671
Oriental Land Co. Ltd.	1,000	67,049
Orix Corp.	1,890	112,493
Osaka Gas Co. Ltd.	38,000	121,125
OSAKA Titanium technologies Co.	200	7,328
OTSUKA Corp.	200	10,681

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Panasonic Corp.	39,000	$525,431
Panasonic Electric Works Co. Ltd.	7,400	69,942
Promise Co. Ltd.	1,350	17,225
Rakuten Inc.	145	87,374
Resona Holdings Inc.	10,195	142,907
Ricoh Co. Ltd.	13,000	167,468
RINNAI Corp.	700	30,938
Rohm Co. Ltd.	2,000	145,876
Sankyo Co. Ltd.	1,000	53,343
Santen Pharmaceutical Co. Ltd.	1,400	42,650
Sanyo Electric Co. Ltd. (b)	30,000	77,698
Sapporo Hokuyo Holdings Inc. (b)	5,000	14,341
Sapporo Holdings Ltd.	5,000	28,598
SBI Holdings Inc.	295	59,909
Secom Co. Ltd.	4,200	170,460
Sega Sammy Holdings Inc.	4,426	56,097
Seiko Epson Corp.	2,300	37,535
Sekisui Chemical Co. Ltd.	9,000	56,415
Sekisui House Ltd.	10,000	101,280
Seven & I Holdings Co. Ltd.	15,580	365,391
Seven Bank Ltd.	7	18,357
Sharp Corp.	20,000	207,485
Shikoku Electric Power Co. Inc.	3,700	110,351
Shimadzu Corp.	5,000	39,952
Shimamura Co. Ltd.	500	39,812
Shimano Inc.	1,200	46,105
Shimizu Corp.	10,000	43,404
Shin-Etsu Chemical Co. Ltd.	8,100	375,669
Shinko Electric Industries Co. Ltd.	700	8,650
Shinko Securities Co. Ltd.	10,000	31,295
Shinsei Bank Ltd. (b)	21,000	33,528
Shionogi & Co. Ltd.	6,000	115,926
Shiseido Co. Ltd.	7,000	114,518
Shizuoka Bank Ltd.	12,000	118,761
Showa Denko K.K.	26,000	46,372
Showa Shell Sekiyu K.K.	3,400	35,976
SMC Corp.	1,100	118,112
Softbank Corp.	14,500	282,474
Sojitz Corp.	22,200	48,685
Sompo Japan Insurance Inc.	18,000	119,946
Sony Corp.	20,100	524,389
Sony Financial Holdings Inc.	15	41,357
Square Enix Holdings Co. Ltd.	1,200	28,183
Stanley Electric Co. Ltd.	3,200	64,889
SUMCO Corp.	2,300	32,676
Sumitomo Chemical Co. Ltd.	32,000	143,909
Sumitomo Corp.	22,200	225,656
Sumitomo Electric Industries Ltd.	14,400	161,450
Sumitomo Heavy Industries Ltd.	12,000	53,383
Sumitomo Metal Industries Ltd.	68,000	180,763
Sumitomo Metal Mining Co. Ltd.	10,000	140,479
Sumitomo Mitsui Financial Group Inc.	18,412	745,047

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Realty & Development Co. Ltd.	7,000	$127,811
Sumitomo Rubber Industries Ltd.	3,000	24,118
Sumitomo Trust & Banking Co. Ltd.	30,000	160,976
Suruga Bank Ltd.	4,000	38,270
Suzuken Co. Ltd.	1,180	34,185
Suzuki Motor Corp.	6,500	145,748
T&D Holdings Inc.	4,450	127,141
Taiheiyo Cement Corp.	17,000	29,132
Taisei Corp.	18,000	43,390
Taisho Pharmaceutical Co. Ltd.	3,000	56,779
Taiyo Nippon Sanso Corp.	5,000	47,793
Takashimaya Co. Ltd.	7,000	55,099
Takeda Pharmaceutical Co. Ltd.	15,000	583,199
TDK Corp.	2,400	112,666
Teijin Ltd.	18,000	57,857
Terumo Corp.	3,400	149,896
The Hachijuni Bank Ltd.	7,549	42,653
The Hiroshima Bank Ltd.	9,000	37,513
THK Co. Ltd.	2,200	32,796
Tobu Railway Co. Ltd.	17,000	99,786
Toho Co. Ltd.	2,200	35,786
Toho Gas Co. Ltd.	9,000	36,551
Tohoku Electric Power Co. Inc.	8,500	177,558
Tokio Marine Holdings Inc.	14,500	398,121
Tokuyama Corp.	5,000	36,702
Tokyo Broadcasting System Inc.	700	11,000
Tokyo Electric Power Co. Inc.	24,300	624,785
Tokyo Electron Ltd.	3,500	168,910
Tokyo Gas Co. Ltd.	45,000	160,760
Tokyo Steel Manufacturing Co. Ltd.	1,500	18,258
Tokyo Tatemono Co. Ltd.	6,000	33,413
Tokyu Corp.	23,000	116,026
Tokyu Land Corp.	9,000	40,889
TonenGeneral Sekiyu KK	5,000	50,890
Toppan Printing Co. Ltd.	11,000	110,825
Toray Industries Inc.	26,000	132,344
Toshiba Corp.	78,000	282,590
Tosoh Corp.	11,000	31,115
Toto Ltd.	6,000	41,872
Toyo Seikan Kaisha Ltd.	3,100	65,588
Toyo Suisan Kaisha Ltd.	2,000	41,207
Toyoda Gosei Co. Ltd.	1,200	32,401
Toyota Boshoku Corp.	1,000	14,907
Toyota Industries Corp.	3,700	91,965
Toyota Motor Corp.	54,900	2,076,173
Toyota Tsusho Corp.	4,500	66,648
Trend Micro Inc.	2,000	63,863
Tsumura & Co.	1,100	34,326
UBE Industries Ltd.	21,000	58,603
Unicharm Corp.	800	61,116
UNY Co. Ltd.	3,000	25,633
Ushio Inc.	2,000	31,904

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
USS Co. Ltd.	350	$18,028
West Japan Railway Co.	34	112,439
Yahoo! Japan Corp.	320	101,774
Yakult Honsha Co. Ltd.	2,000	38,206
Yamada Denki Co. Ltd.	1,860	108,212
Yamaguchi Financial Group Inc.	4,000	52,755
Yamaha Corp.	3,700	46,116
Yamaha Motor Co. Ltd.	3,900	43,324
Yamato Holdings Co. Ltd.	8,000	106,367
Yamato Kogyo Co. Ltd.	800	23,552
Yamazaki Baking Co. Ltd.	2,000	22,593
Yaskawa Electric Corp.	5,000	33,203
Yokogawa Electric Corp.	3,900	26,282

		39,537,362

Netherlands (2.65%)
Aegon NV	27,992	173,299
Akzo Nobel NV	4,734	209,257
ArcelorMittal	17,182	568,603
ASML Holding NV - NY Reg.	8,669	187,900
Corio NV	822	40,089
Fugro NV	1,251	52,098
Heineken Holding NV	1,990	63,582
Heineken NV	4,767	177,658
ING Groep NV	39,392	399,081
Koninklijke Ahold NV	22,834	263,241
Koninklijke Boskalis Westminster NV CVA	917	20,874
Koninklijke DSM NV	2,896	91,069
Koninklijke KPN NV	33,806	466,444
Koninklijke Philips Electronics NV	19,339	357,055
QIAGEN NV (b)	3,350	62,212
Randstad Holding NV (b)	1,897	52,718
Reed Elsevier NV	12,702	140,449
SBM Offshore NV	2,691	46,209
TNT NV	7,148	139,714
Unilever NV CVA	32,655	789,794
Wolters Kluwer - CVA	5,640	98,942

		4,400,288

New Zealand (0.10%)
Auckland International Airport Ltd.	19,700	20,447
Contact Energy Ltd.	4,623	17,422
Fletcher Building Ltd.	12,031	51,037
Sky City Entertainment Group Ltd.	9,546	16,490
Telecom Corp. of New Zealand Ltd.	38,890	68,266

		173,662

Norway (0.66%)
DnB NOR ASA (b)	15,228	116,357
Norsk Hydro ASA (b)	14,300	73,682
Orkla ASA	15,930	115,835

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Renewable Energy Corp. AS (b)	3,150	$24,596
Renewable Energy Corp. AS Rights (b) (c)	1,086	3,885
SeaDrill Ltd.	5,850	84,249
StatoilHydro ASA	22,320	440,891
Telenor ASA (b)	17,065	131,688
Yara International ASA	3,924	110,473

		1,101,656

Portugal (0.32%)
Banco Comercial Portugues SA - R	48,650	49,535
Banco Espirito Santo SA Reg.	10,333	55,721
Brisa	3,802	27,330
CIMPOR-Cimentos de Portugal SGPS SA	5,280	38,571
EDP Renovaveis SA (b)	4,124	42,308
Energias de Portugal SA	35,026	137,591
Galp Energia SGPS SA B Shares	3,096	43,641
Jeronimo Martins SGPS SA	4,129	28,164
Portugal Telecom SGPS SA	11,569	113,481

		536,342

Singapore (1.34%)
Ascendas Real Estate Investment Trust	21,000	22,895
Capitaland Ltd.	54,000	137,298
Capitamall Trust	57,000	54,821
City Developments Ltd.	10,000	58,930
Comfortdelgro Corp. Ltd.	43,000	37,880
Cosco Corp. Singapore Ltd.	22,000	18,842
DBS Group Holdings Ltd.	34,333	278,343
Fraser and Neave Ltd.	18,894	50,624
Genting International PLC (b)	70,000	32,769
Golden Agri-Resources Ltd.	107,120	27,920
Golden Agri-Resources Ltd. Rights (b) (c)	18,210	2,515
Jardine Cycle & Carriage Ltd.	2,863	37,789
Keppel Corp. Ltd.	26,000	123,243
Neptune Orient Lines Ltd.	8,000	8,121
Neptune Orient Lines Ltd. Rights (b) (c)	6,000	725
Noble Group Ltd.	28,400	35,397
Olam International Ltd.	21,798	36,350
Oversea-Chinese Banking Corp.	51,284	235,455
Sembcorp Industries Ltd.	18,220	37,782
Sembcorp Marine Ltd.	21,800	40,182
Singapore Airlines Ltd.	10,267	93,996
Singapore Exchange Ltd.	17,000	82,784
Singapore Press Holdings Ltd.	30,000	65,283
Singapore Technologies Engineering Ltd.	30,000	50,550
Singapore Telecommunications Ltd.	160,450	331,032
StarHub Ltd.	9,000	13,269
United Overseas Bank Ltd.	24,392	246,135
UOL Group Ltd.	5,639	12,795

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Wilmar International Ltd.	16,000	$55,186

		2,228,911

Spain (4.45%)
Abertis Infraestructuras SA	5,793	109,398
Acciona SA	520	64,212
Acerinox SA	3,080	57,219
ACS Actividades de Construccion y Servicios SA	2,847	144,521
Banco Bilbao Vizcaya Argentaria SA	70,514	887,874
Banco de Sabadell SA	18,608	116,384
Banco de Valencia SA	4,078	39,650
Banco Popular Espanol SA	15,675	137,154
Banco Santander SA (Madrid)	161,707	1,954,734
Bankinter SA	6,077	72,094
Cintra Concesiones de Infraestructuras de Transporte SA	4,197	26,148
Criteria Caixacorp SA	17,157	79,519
Enagas	3,281	64,749
Fomento de Construcciones y Contratas SA	821	33,781
Gamesa Corp Tecnologica SA	3,697	70,484
Gas Natural SDG SA	4,496	82,105
Gestevision Telecinco SA	2,014	18,861
Grifols SA	2,522	44,737
Grupo Ferrovial SA	1,278	41,193
Iberdrola Renovables (b)	15,620	71,610
Iberdrola SA	69,527	566,962
Iberia Lineas Aereas de Espana SA (b)	8,355	17,772
Inditex SA	4,226	203,384
Indra Sistemas SA	2,042	44,319
Mapfre SA	14,396	47,034
Red Electrica Corporacion SA	2,126	96,371
Repsol YPF SA	14,275	319,543
Sacyr Vallehermoso SA	1,823	25,358
Telefonica SA	83,966	1,906,828
Zardoya Otis SA	2,354	49,283
Zardoya Otis SA Rights (b)	14	14
Zardoya Otis SA-New (b) (c)	117	2,442

		7,395,737

Sweden (2.37%)
Alfa Laval AB	7,008	67,162
ASSA ABLOY AB Class B	6,742	94,272
Atlas Copco AB Class A	13,012	131,020
Atlas Copco AB Class B	6,442	58,524
Electrolux AB Series B (b)	5,534	77,419
Ericsson LM Class B	59,564	586,791
Getinge AB Class B	4,151	54,495
Hennes & Mauritz AB (H&M) B Shares	10,448	521,714
Holmen AB Class B	380	8,321
Husqvarna AB Class B (b)	8,301	45,313

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Investor AB B Shares	9,226	$142,657
Lundin Petroleum AB (b)	3,010	23,403
Millicom International Cellular SA (b)	1,300	73,333
Nordea Bank AB	64,380	511,652
Sandvik AB	20,614	153,642
Scania AB Class B	6,576	65,429
Securitas AB Class B	6,632	56,477
Skandinaviska Enskilda Banken AB Class A (b)	31,433	139,023
Skanska AB Class B	8,198	91,979
SKF AB B Shares	7,379	91,203
SSAB Svenskt Stal AB Series A	4,187	48,902
SSAB Svenskt Stal AB Series B	2,051	22,145
Svenska Cellulosa AB B Shares	11,099	116,855
Svenska Handelsbanken AB A Shares	9,103	172,622
Swedbank AB - A Shares (b)	5,400	31,569
Swedish Match AB	5,242	85,397
Tele2 AB Class B	6,180	62,589
TeliaSonera AB	43,014	226,391
Volvo AB A Shares	6,300	38,932
Volvo AB B Shares	22,350	138,426

		3,937,657

Switzerland (7.36%)
ABB Ltd. Reg. (b)	44,064	695,800
Actelion Ltd. Reg. (b)	1,720	90,152
Adecco SA Reg.	2,572	107,502
Aryzta AG (Dublin) (b)	692	22,173
Aryzta AG (Swiss) (b)	739	23,836
Baloise Holding AG Reg.	1,017	75,628
BKW FMB Energie AG	259	19,071
Compagnie Financiere Richemont SA Class A	10,357	215,926
Credit Suisse Group AG Reg.	22,484	1,030,127
Geberit AG Reg. (b)	780	96,103
Givaudan SA Reg.	149	91,463
Holcim Ltd. (b)	4,044	230,242
Julius Baer Holding AG Reg.	4,170	162,181
Kuehne & Nagel International AG Reg.	1,139	89,469
Lindt & Spruengli AG	14	26,168
Lindt & Spruengli AG Reg.	2	44,268
Logitech International SA (b)	3,067	42,632
Lonza Group AG Reg.	919	91,420
Nestle SA	72,398	2,733,636
Nobel Biocare Holding AG Reg.	2,315	50,661
Novartis AG	42,138	1,715,322
Pargesa Holding SA	481	30,039
Roche Holding AG	13,980	1,904,806
Schindler Holding AG	932	57,978
Schindler Holding AG Reg.	332	20,557
SGS SA	96	119,240
Sonova Holding AG Reg.	966	78,659

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Straumann Holding AG	119	$21,715
Swiss Life Holding AG Reg. (b)	673	58,248
Swiss Reinsurance	6,872	228,339
Swisscom AG	466	143,398
Syngenta AG Reg.	1,889	439,506
Synthes Inc.	1,150	111,199
The Swatch Group AG Class B	663	106,705
The Swatch Group AG Reg. (b)	1,009	33,138
UBS AG Reg. (b)	58,431	717,440
Zurich Financial Services AG Reg.	2,887	510,287

		12,235,034

United Kingdom (20.80%)
3i Group PLC	19,493	77,984
Admiral Group PLC	3,507	50,290
AMEC PLC	7,003	75,462
Anglo American PLC	26,167	765,100
Antofagasta PLC	7,711	74,866
Associated British Foods PLC	7,001	88,201
AstraZeneca PLC	28,821	1,270,791
Autonomy Corp. PLC (b)	3,988	94,495
Aviva PLC	52,724	296,856
BAE Systems PLC	70,636	394,716
Balfour Beatty PLC	10,496	53,486
Barclays PLC	191,849	891,533
BG Group PLC	66,851	1,125,751
BHP Billiton PLC	43,964	990,889
BP PLC	372,447	2,943,010
British Airways PLC (b)	11,408	23,506
British American Tobacco PLC	39,756	1,097,432
British Land Co. PLC	17,951	113,035
British Sky Broadcasting Group PLC	22,072	165,689
BT Group PLC	153,338	256,918
Bunzl PLC	6,336	52,542
Burberry Group PLC	9,133	63,650
Cable & Wireless PLC	47,442	104,131
Cadbury PLC	26,050	222,668
Cairn Energy PLC (b)	2,615	101,110
Capita Group PLC	12,147	143,223
Carnival PLC	3,475	92,552
Carphone Warehouse Group PLC	6,679	17,402
Centrica PLC	100,537	369,678
Cobham PLC	20,365	58,004
Compass Group PLC	35,366	199,631
Diageo PLC	49,874	716,347
Drax Group PLC	6,448	46,675
Eurasian Natural Resources Corp.	6,237	67,492
Experian PLC	19,856	148,906
FirstGroup PLC	10,020	59,168
Fresnillo PLC	3,255	27,949
Friends Provident Group PLC	45,366	49,059
G4S PLC	24,429	84,140

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
GlaxoSmithKline PLC	103,200	$1,822,856
Hammerson PLC	15,029	76,209
Home Retail Group PLC	17,524	75,224
HSBC Holdings PLC	341,778	2,847,415
ICAP PLC	10,458	77,891
Imperial Tobacco Group PLC	20,207	525,939
InterContinental Hotels Group PLC	6,063	62,413
International Power PLC	30,916	121,433
Invensys PLC	17,305	63,897
Investec PLC	7,093	38,211
J Sainsbury PLC	20,729	107,050
Johnson Matthey PLC	4,480	85,073
Kazakhmys PLC	3,786	39,483
Kingfisher PLC	45,735	134,180
Ladbrokes PLC	11,348	34,389
Land Securities Group PLC	15,694	122,045
Legal & General Group PLC	124,394	116,352
Liberty International PLC	8,370	54,870
Lloyds TSB Group PLC	321,775	370,940
London Stock Exchange Group PLC	3,342	38,702
London Stock Exchange Group PLC Deferred Shares (b) (c)	3,964	0
Lonmin PLC (b)	3,149	61,036
Man Group PLC	32,423	148,624
Marks & Spencer Group PLC	31,416	158,419
National Grid PLC	47,859	431,866
Next PLC	3,841	93,061
Old Mutual PLC	103,153	137,758
Pearson PLC	15,677	157,872
Prudential PLC	49,404	337,700
Randgold Resources Ltd.	1,472	94,863
Reckitt Benckiser Group PLC	11,896	543,266
Reed Elsevier PLC	21,852	163,249
Rexam PLC	12,872	60,501
Rio Tinto PLC	17,918	620,526
Rio Tinto PLC FPR (b)	9,407	317,266
Rolls-Royce Group PLC (b)	36,961	220,989
Royal Bank of Scotland Group PLC (b)	343,883	218,570
Royal Dutch Shell PLC Class A	70,259	1,762,400
Royal Dutch Shell PLC Class B	53,389	1,344,092
RSA Insurance Group PLC	62,887	124,872
SABMiller PLC	17,792	363,276
Sage Group PLC	27,438	80,617
Schroders PLC	1,750	23,679
Scottish & Southern Energy PLC	18,392	346,032
Segro PLC	103,636	41,443
Serco Group PLC	10,387	72,282
Severn Trent PLC	4,312	77,759
Shire Ltd.	10,738	148,204
Smith & Nephew PLC	17,226	127,889
Smiths Group PLC	8,052	93,168
Standard Chartered PLC	37,819	711,112

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Standard Life PLC	45,300	$139,138
Tesco PLC	156,715	915,193
The Berkeley Group Holdings PLC (b)	1,551	20,561
Thomas Cook Group PLC	8,460	28,666
Thomson Reuters PLC	3,564	101,935
Tomkins PLC	15,729	38,368
Tui Travel PLC	8,842	33,800
Tullow Oil PLC	16,096	249,295
Unilever PLC	25,336	595,450
United Utilities Group PLC	14,296	117,228
United Utilities Group PLC Deferred Shares (b) (c)	18,501	0
Vedanta Resources PLC	2,857	60,824
Vodafone Group PLC	1,043,647	2,029,833
Whitbread PLC	3,892	52,497
William Morrison Supermarkets PLC	42,644	166,559
Wolseley PLC (b)	5,462	104,557
WPP PLC	24,441	162,533
Xstrata PLC	37,522	407,799

		34,595,536

Total Common Stocks
(cost $187,266,374)		163,681,166

Preferred Stocks (0.31%) (a)

Germany (0.31%)
Bayerische Moteren Werke (BMW) AG PFD	800	19,319
Fresenius SE PFD	1,512	81,804
Henkel AG & Co. KGaA	3,521	109,957
Porsche Automobil Holding SE PFD	1,700	114,428
RWE AG-Non Voting PFD	640	42,738
Volkswagen AG PFD	2,088	146,113

		514,359

Total Preferred Stocks
(cost $537,042)		514,359

	Principal amount	Value
Repurchase Agreement (0.11%)
State Street Bank & Trust Repurchase Agreement, (d) 0.010%, agreement date 6/30/2009, to be repurchased at $189,688 on 07/01/2009	$189,687	$189,687

Total Repurchase Agreement
(cost $189,687)		189,687

TOTAL INVESTMENTS (98.85%)
(cost $187,993,103)		164,385,212
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.15%)		1,916,182

NET ASSETS (100.00%)		$166,301,394

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 5.00%, a maturity date of September 15, 2024 and a market value of $193,763 as of June 30, 2009.

(e)	At June 30, 2009, cash has been pledged to cover, in whole or in part, initial margin requiremetns for open futures contracts.

FDR - Fiduciary Depository Receipts

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$53,005,815	32.23%
Japanese Yen	39,537,362	24.05
British Pound	34,595,535	21.05
Swiss Franc	12,212,861	7.43
Australian Dollar	11,901,425	7.24
Hong Kong Dollar	3,985,206	2.42
Swedish Krona	3,937,657	2.40
Singapore Dollar	2,228,911	1.36
Danish Krone	1,515,435	0.92
Norwegian Krone	1,101,656	0.67
United States Dollar	189,687	0.12
New Zealand Dollar	173,662	0.11

Total Investments	$164,385,212	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$40,359,450	24.28%
Industrials	18,606,572	11.19
Consumer Discretionary	16,480,119	9.91
Consumer Staples	16,437,056	9.88
Materials	15,366,409	9.24
Energy	14,237,802	8.56
Health Care	13,748,169	8.27
Utilities	10,500,371	6.31
Telecommunication Services	9,937,568	5.98
Information Technology	8,522,009	5.12

Total Stocks	164,195,525	98.74
Repurchase Agreement	189,687	0.11
Cash and Other Assets, Net of Liabilities	1,916,182	1.15

Net Assets	$166,301,394	100.00%

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Shares	Value
Registered Investment Companies (99.39%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (40.52%) (a)	5,219,349	$55,481,677
State Farm Mutual Fund Trust Equity Fund Institutional Shares (58.87%) (a)	18,484,455	80,592,224

Total Registered Investment Companies
(cost $189,576,488)		136,073,901

TOTAL INVESTMENTS (99.39%)
(cost $189,576,488)		136,073,901
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.61%)		841,997

NET ASSETS (100.00%)		$136,915,898

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (59.46%)
Aerospace/Defense (0.32%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,020,975

Agriculture, Foods, & Beverage (5.01%)
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	1,010,494
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	997,500
ConAgra Inc.
7.875%, 09/15/2010	36,000	38,152
Kellogg Co.
6.600%, 04/01/2011	500,000	535,726
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	528,869
Hershey Co.
5.300%, 09/01/2011	500,000	531,625
General Mills Inc.
6.000%, 02/15/2012	500,000	538,297
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,083,001
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	535,854
Bottling Group LLC
4.625%, 11/15/2012	500,000	531,990
Kellogg Co.
5.125%, 12/03/2012	500,000	534,482
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	532,678
Pepsico Inc.
4.650%, 02/15/2013	500,000	524,902
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,045,558
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	470,441
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,000,840
Hershey Co.
5.450%, 09/01/2016	500,000	490,397
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,052,655
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	476,318
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,135,894
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	516,962
Pepsico Inc.
7.900%, 11/01/2018	500,000	608,302

		15,720,937

	Principal amount	Value
Corporate Bonds (Cont.)
Automotive (0.16%)
Daimler Chrysler North America
6.500%, 11/15/2013	$500,000	$508,268

Banks (4.50%)
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,011,517
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	1,003,180
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	514,787
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,037,231
Wachovia Corp.
5.350%, 03/15/2011	500,000	519,466
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,015,086
Royal Bank of Canada
5.650%, 07/20/2011	500,000	533,057
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,042,609
Deutsche Bank AG London
5.375%, 10/12/2012	500,000	530,706
SunTrust Banks Inc.
5.250%, 11/05/2012	500,000	509,555
Wachovia Corp.
5.700%, 08/01/2013	500,000	521,021
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	514,792
US Bank NA
4.950%, 10/30/2014	500,000	515,989
Fifth Third Bank
4.750%, 02/01/2015	500,000	422,286
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	452,485
Wachovia Bank NA
5.600%, 03/15/2016	500,000	469,493
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	490,204
Wachovia Corp.
5.750%, 06/15/2017	500,000	493,280
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,020,112
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	452,675
KFW
4.875%, 06/17/2019	1,000,000	1,036,196

		14,105,727

Building Materials & Construction (1.87%)
Lafarge SA
6.150%, 07/15/2011	500,000	505,367

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
CRH America Inc.
5.625%, 09/30/2011	$500,000	$490,729
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,067,986
Hanson Australia Funding
5.250%, 03/15/2013	500,000	393,150
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	489,305
CRH America Inc.
5.300%, 10/15/2013	1,000,000	931,370
Masco Corp.
4.800%, 06/15/2015	500,000	392,990
Hanson PLC
6.125%, 08/15/2016	1,000,000	747,500
CRH America Inc.
6.000%, 09/30/2016	500,000	444,964
Masco Corp.
5.850%, 03/15/2017	500,000	399,401

		5,862,762

Chemicals (1.93%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,020,704
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	525,648
4.125%, 03/06/2013	500,000	513,105
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	494,274
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	522,086
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,016,616
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	447,033
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	538,965
PPG Industries Inc.
7.400%, 08/15/2019	500,000	517,422
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	454,413

		6,050,266

Commercial Service/Supply (1.40%)
RR Donnelley & Sons Co.
4.950%, 05/15/2010	500,000	500,684
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	509,372
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	483,032
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	523,723

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (Cont.)
RR Donnelley & Sons Co.
4.950%, 04/01/2014	$1,000,000	$870,501
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	511,884
5.750%, 09/15/2017	500,000	524,227
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	461,472

		4,384,895

Computers (0.68%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	503,530
4.950%, 03/22/2011	500,000	526,410
6.500%, 10/15/2013	500,000	558,835
5.700%, 09/14/2017	500,000	530,832

		2,119,607

Consumer & Marketing (3.00%)
Clorox Co.
4.200%, 01/15/2010	500,000	507,103
Newell Rubbermaid Inc.
4.000%, 05/01/2010	142,000	142,448
Avon Products Inc.
5.125%, 01/15/2011	500,000	521,848
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	979,095
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	483,312
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,058,914
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	490,227
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,070,570
Clorox Co.
5.000%, 01/15/2015	500,000	500,850
Black & Decker Corp.
5.750%, 11/15/2016	500,000	470,505
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,007,297
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	548,426
Danaher Corp.
5.625%, 01/15/2018	500,000	521,467
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,103,640

		9,405,702

Electronic/Electrical Manufacturing (0.94%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	333,723

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (Cont.)
General Electric Co.
5.000%, 02/01/2013	$500,000	$520,258
Public Service of Colorado
4.875%, 03/01/2013	500,000	520,607
Emerson Electric Co.
4.500%, 05/01/2013	500,000	514,993
4.750%, 10/15/2015	1,000,000	1,054,400

		2,943,981

Financial Services (4.20%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	1,005,519
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	1,000,245
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,026,721
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	1,027,939
American Express Credit
5.000%, 12/02/2010	1,000,000	1,004,740
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	522,767
American Express Co.
5.250%, 09/12/2011	500,000	504,469
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	927,353
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	503,370
Citigroup Inc.
5.125%, 05/05/2014	500,000	455,173
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	486,435
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	499,410
Citigroup Inc.
5.300%, 01/07/2016	500,000	430,680
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	481,893
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	484,108
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	509,099
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	973,338
ProLogis
6.625%, 05/15/2018	500,000	393,702
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	930,164

		13,167,125

	Principal amount	Value
Corporate Bonds (Cont.)
Forest Products & Paper (0.44%)
MeadWestvaco Corp.
6.850%, 04/01/2012	$500,000	$512,780
International Paper Co.
5.250%, 04/01/2016	500,000	425,751
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	456,989

		1,395,520

Health Care (6.83%)
Amgen Inc.
4.000%, 11/18/2009	500,000	506,785
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,028,783
Medtronic Inc.
4.375%, 09/15/2010	500,000	511,482
Abbott Laboratories
5.600%, 05/15/2011	750,000	801,295
Johnson & Johnson
5.150%, 08/15/2012	500,000	550,075
AstraZeneca PLC
5.400%, 09/15/2012	500,000	542,402
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	518,198
Wyeth
5.500%, 03/15/2013	500,000	534,552
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	519,624
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,039,613
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,074,154
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,041,754
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,024,404
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,082,167
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	920,000
Amgen Inc.
4.850%, 11/18/2014	500,000	528,150
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	522,376
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,025,548
Medtronic Inc.
4.750%, 09/15/2015	500,000	525,882
Abbott Laboratories
5.875%, 05/15/2016	750,000	817,966
Baxter International Inc.
5.900%, 09/01/2016	500,000	538,923

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Eli Lilly & Co.
5.200%, 03/15/2017	$2,000,000	$2,095,448
Wyeth
5.450%, 04/01/2017	500,000	522,118
Amgen Inc.
5.850%, 06/01/2017	500,000	530,554
Johnson & Johnson
5.550%, 08/15/2017	500,000	543,451
AstraZeneca PLC
5.900%, 09/15/2017	500,000	535,415
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	532,502
Becton Dickinson
5.000%, 05/15/2019	1,000,000	1,021,810

		21,435,431

Machinery & Manufacturing (4.96%)
3M Co.
5.125%, 11/06/2009	2,000,000	2,034,488
United Technologies Corp.
4.375%, 05/01/2010	500,000	514,433
Deere & Co.
7.850%, 05/15/2010	500,000	527,058
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,010,843
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	457,496
Covidien International
5.450%, 10/15/2012	500,000	528,909
Goodrich Corp.
7.625%, 12/15/2012	500,000	552,064
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	512,057
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	531,748
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	721,485
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,063,370
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	961,872
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	502,500
Dover Corp.
4.875%, 10/15/2015	1,000,000	997,657
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,060,785
Caterpillar Inc.
5.700%, 08/15/2016	500,000	508,528
Eaton Corp.
5.300%, 03/15/2017	1,000,000	961,144

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Honeywell International Inc.
5.300%, 03/15/2017	$500,000	$524,899
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	528,431
Covidien International
6.000%, 10/15/2017	500,000	531,724
United Technologies Corp.
5.375%, 12/15/2017	500,000	529,516

		15,561,007

Media & Broadcasting (1.41%)
Gannett Co.
5.750%, 06/01/2011	1,000,000	771,037
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,069,898
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,015,343
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,074,359
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	478,676

		4,409,313

Mining & Metals (1.60%)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	519,787
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	525,196
BHP Finance USA
4.800%, 04/15/2013	500,000	519,909
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,025,856
Alcan Inc.
5.000%, 06/01/2015	1,000,000	896,785
Alcoa Inc.
5.550%, 02/01/2017	500,000	422,275
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	522,257
Alcoa Inc.
5.870%, 02/23/2022	750,000	589,156

		5,021,221

Oil & Gas (3.64%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,027,526
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	533,697
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,613,226
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	528,270

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips Canada
5.300%, 04/15/2012	$500,000	$532,500
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	491,240
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	986,624
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	532,453
Apache Corp.
5.625%, 01/15/2017	500,000	524,560
Shell International Finance
5.200%, 03/22/2017	500,000	528,193
Canadian National Resources
5.700%, 05/15/2017	500,000	505,605
Weatherford International Inc.
6.350%, 06/15/2017	500,000	495,132
EOG Resources Inc.
5.875%, 09/15/2017	500,000	531,799
Husky Energy Inc.
6.200%, 09/15/2017	500,000	507,280
Encana Corp.
5.900%, 12/01/2017	500,000	512,573
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,033,293
ConocoPhillips
6.000%, 01/15/2020	500,000	535,352

		11,419,323

Retailers (4.47%)
CVS Corp.
4.000%, 09/15/2009	1,000,000	1,005,822
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	1,002,512
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,024,540
Home Depot Inc.
4.625%, 08/15/2010	500,000	509,398
Safeway Inc.
4.950%, 08/16/2010	500,000	510,265
Albertson’s Inc.
7.500%, 02/15/2011	500,000	502,500
Home Depot Inc.
5.200%, 03/01/2011	500,000	517,557
CVS Corp.
5.750%, 08/15/2011	500,000	528,740
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,074,721
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	534,703
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,047,864

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
McDonald’s Corp.
4.125%, 06/01/2013	$1,000,000	$1,029,046
Walgreen Co.
4.875%, 08/01/2013	500,000	530,530
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,058,010
Target Corp.
5.875%, 07/15/2016	1,000,000	1,082,590
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	525,464
McDonald’s Corp.
5.300%, 03/15/2017	500,000	524,569
Target Corp.
5.375%, 05/01/2017	500,000	514,344
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	502,584

		14,025,759

Telecom & Telecom Equipment (2.81%)
Vodafone Group PLC
7.750%, 02/15/2010	500,000	516,905
Deutsche Telekom International Finance
8.500%, 06/15/2010	500,000	525,832
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,042,676
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,054,439
Vodafone Group PLC
5.500%, 06/15/2011	500,000	526,097
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	500,768
Alltel Corp.
7.000%, 07/01/2012	500,000	540,039
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,054,138
Vodafone Group PLC
4.150%, 06/10/2014	500,000	492,155
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,041,037
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,029,097
Vodafone Group PLC
5.450%, 06/10/2019	500,000	491,676

		8,814,859

Utilities & Energy (9.29%)
Duke Energy Corp.
4.500%, 04/01/2010	500,000	506,567
Progress Energy Florida
4.500%, 06/01/2010	500,000	512,615
Commonwealth Edison Co.
4.740%, 08/15/2010	500,000	506,007

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Puget Sound Energy Inc.
7.690%, 02/01/2011	$500,000	$535,043
Reliant Energy
7.750%, 02/15/2011	500,000	529,930
Appalachian Power Co.
5.550%, 04/01/2011	500,000	518,195
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	522,979
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	527,615
Tampa Electric Co.
6.875%, 06/15/2012	500,000	534,178
Appalachian Power Co.
5.650%, 08/15/2012	500,000	527,277
Northern States Power Co.
8.000%, 08/28/2012	500,000	575,850
Southern California Gas
4.800%, 10/01/2012	500,000	527,980
Georgia Power Co.
5.125%, 11/15/2012	200,000	212,342
Virginia Electric & Power
5.100%, 11/30/2012	500,000	528,343
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,038,034
Florida Power Corp.
4.800%, 03/01/2013	500,000	518,469
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	479,959
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,020,969
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	506,220
PSI Energy
5.000%, 09/15/2013	1,000,000	1,033,968
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,043,909
Union Electric Co.
5.500%, 05/15/2014	500,000	505,093
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	994,978
Union Electric Co.
4.750%, 04/01/2015	500,000	475,327
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	493,555
Southwestern Electric Power
5.375%, 04/15/2015	500,000	489,147
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	518,490
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,041,566
Virginia Electric & Power
5.400%, 01/15/2016	500,000	521,719

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ohio Power Co.
6.000%, 06/01/2016	$500,000	$509,257
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	519,879
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	500,792
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	519,469
Georgia Power Co.
5.700%, 06/01/2017	500,000	535,355
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	979,945
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	508,664
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	967,872
Union Electric Co.
6.400%, 06/15/2017	500,000	513,386
Florida Power Corp.
5.800%, 09/15/2017	500,000	539,785
Virginia Electric & Power
5.950%, 09/15/2017	500,000	536,741
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	529,117
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	529,242
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	440,048
Southern California Gas
5.450%, 04/15/2018	500,000	522,248
Pacificorp
5.650%, 07/15/2018	500,000	531,918
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	610,164
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	523,709
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,089,839

		29,153,754

Total Corporate Bonds
(cost $182,885,897)		186,526,432

Taxable Municipal Bonds (0.65%)

Dartmouth College
4.750%, 06/01/2019	1,000,000	1,010,200
Illinois State
3.850%, 06/01/2013	1,000,000	1,017,390

Total Taxable Municipal Bonds
(cost $1,982,769)		2,027,590

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Commercial Mortgage-Backed Securities (2.70%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	$2,000,000	$1,693,328
Morgan Stanley Capital Series 2006-T23 Class A4
5.984%, 08/12/2041	2,000,000	1,691,918
Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4
5.471%, 01/12/2045	2,000,000	1,661,268
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	1,770,482
Morgan Stanley Capital Series 2007-T25 Class A3
5.514%, 11/12/2049	2,000,000	1,656,320

		8,473,316

Total Commercial Mortgage-Backed Securities
(cost $9,712,105)		8,473,316

Government Agency Securities (28.96%) (a)
Agency Notes & Bonds (6.11%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	1,000,000	1,013,109
4.500%, 07/15/2013	1,500,000	1,614,622
5.300%, 05/12/2020	3,000,000	3,052,074
Federal National Mortgage Association
6.625%, 11/15/2010	1,000,000	1,079,373
4.375%, 09/15/2012	1,500,000	1,607,163
5.550%, 02/16/2017	5,000,000	5,105,495
5.500%, 05/10/2027	5,000,000	5,055,425
7.125%, 01/15/2030	500,000	644,908

		19,172,169

Mortgage-Backed Securities (22.85%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	472,814	495,096
5.000%, 09/01/2018	371,823	386,702
5.000%, 09/01/2018	341,153	357,230
5.500%, 11/01/2018	319,863	337,535
4.500%, 11/01/2018	819,257	849,690
5.000%, 01/01/2019	351,300	366,537
5.000%, 04/01/2019	401,255	418,659
4.500%, 05/01/2019	459,193	472,089

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
4.000%, 05/01/2019	$487,641	$496,530
5.500%, 06/01/2019	570,256	599,980
5.000%, 01/01/2020	472,831	493,340
5.500%, 04/01/2020	480,385	503,924
5.500%, 07/01/2020	973,890	1,024,654
6.000%, 07/01/2021	989,796	1,048,040
4.500%, 05/01/2024	987,966	1,008,919
6.000%, 11/01/2028	56,985	60,120
6.500%, 06/01/2029	81,302	87,350
7.500%, 12/01/2030	2,737	2,977
7.000%, 07/01/2031	10,514	11,393
6.500%, 09/01/2031	15,054	16,155
6.000%, 11/01/2032	229,160	241,124
6.000%, 12/01/2032	103,138	108,522
5.500%, 05/01/2033	1,499,272	1,555,246
5.500%, 07/01/2033	1,168,945	1,212,586
5.000%, 08/01/2033	1,088,502	1,113,121
5.500%, 03/01/2034	485,401	503,219
5.000%, 04/01/2034	906,376	926,450
6.000%, 07/01/2034	1,299,255	1,364,649
5.000%, 05/01/2035	1,316,108	1,343,819
5.500%, 05/01/2035	1,156,469	1,197,837
4.500%, 08/01/2035	767,198	766,112
5.000%, 10/01/2035	1,091,993	1,114,984
6.500%, 08/01/2036	977,023	1,039,633
5.500%, 10/01/2037	1,504,280	1,555,035
6.000%, 01/01/2038	1,609,507	1,681,715
6.000%, 01/01/2038	765,968	800,332
4.500%, 06/01/2039	2,000,000	1,993,418
5.000%, 06/01/2039	2,000,000	2,036,796
Federal National Mortgage Association
6.000%, 09/01/2013	105,661	112,390
5.500%, 12/01/2016	75,387	79,552
5.500%, 01/01/2017	42,920	45,291
5.500%, 01/01/2017	298,595	315,092
6.500%, 01/01/2017	38,360	40,723
5.500%, 02/01/2017	286,029	301,832
5.000%, 03/01/2017	294,013	307,960
6.000%, 04/01/2017	46,854	49,926
5.500%, 01/01/2018	171,799	181,559
5.000%, 02/01/2018	368,598	386,084
5.000%, 05/01/2018	309,262	321,551
5.000%, 05/01/2018	623,816	653,213
5.000%, 05/01/2018	597,123	625,262
4.500%, 05/01/2018	766,343	795,049
4.500%, 05/01/2018	751,734	779,892
4.500%, 03/01/2019	452,994	464,414
5.500%, 10/01/2019	809,623	853,342
5.000%, 11/01/2019	835,031	871,773
4.500%, 12/01/2019	500,599	518,568
5.000%, 06/01/2020	849,484	885,004
4.500%, 09/01/2020	872,292	898,697

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 05/01/2021	$657,400	$689,407
5.000%, 05/01/2021	1,183,546	1,231,555
4.500%, 04/01/2023	881,223	900,551
4.500%, 04/01/2024	990,879	1,012,513
4.000%, 06/01/2024	2,000,000	2,003,334
7.500%, 09/01/2029	40,604	44,235
8.000%, 03/01/2030	12,020	13,122
6.500%, 05/01/2030	72,158	77,707
6.500%, 08/01/2031	19,317	20,760
7.000%, 08/01/2031	4,238	4,643
6.500%, 10/01/2031	47,393	50,934
6.000%, 11/01/2031	41,662	43,955
7.000%, 01/01/2032	59,987	65,719
6.000%, 03/01/2032	62,172	65,593
6.500%, 03/01/2032	28,316	30,432
6.500%, 04/01/2032	148,665	159,725
7.000%, 04/01/2032	54,674	59,845
6.500%, 05/01/2032	506,077	547,954
6.000%, 05/01/2032	49,676	52,378
6.500%, 06/01/2032	64,529	69,330
7.000%, 06/01/2032	95,585	104,626
7.000%, 06/01/2032	55,380	60,618
6.500%, 07/01/2032	157,073	168,759
6.000%, 08/01/2032	271,109	285,856
6.500%, 10/01/2032	273,677	294,037
5.500%, 10/01/2032	900,190	934,923
6.000%, 11/01/2032	306,377	323,042
6.000%, 01/01/2033	193,847	204,391
5.500%, 03/01/2033	283,107	293,765
5.500%, 03/01/2033	683,178	708,897
6.000%, 04/01/2033	415,041	437,098
5.000%, 05/01/2033	471,497	482,382
5.000%, 05/01/2033	550,942	563,661
5.000%, 08/01/2033	927,658	949,074
5.500%, 10/01/2033	728,033	755,441
5.000%, 03/01/2034	1,553,283	1,589,142
5.500%, 05/01/2034	933,334	967,887
6.000%, 07/01/2034	545,402	573,535
5.500%, 12/01/2034	1,291,707	1,339,527
5.500%, 04/01/2035	1,098,663	1,138,307
5.500%, 07/01/2035	1,525,350	1,580,391
5.000%, 07/01/2035	1,295,494	1,323,580
5.000%, 10/01/2035	1,020,951	1,043,085
5.000%, 11/01/2035	712,622	728,072
6.000%, 08/01/2036	1,667,215	1,746,441
6.000%, 12/01/2037	699,795	732,393
5.500%, 02/01/2038	1,596,477	1,650,253
4.500%, 03/01/2039	1,990,088	1,988,514
Government National Mortgage Association
6.000%, 05/15/2017	167,196	178,994
6.500%, 06/15/2028	84,066	90,744
6.000%, 11/15/2028	84,837	89,169
6.500%, 03/15/2029	98,453	106,271

	Shares or principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
7.000%, 06/15/2029	$51,137	$55,859
7.500%, 08/20/2030	17,998	19,632
6.000%, 01/15/2032	47,419	49,840
5.500%, 10/15/2033	646,039	671,326
5.000%, 11/20/2033	895,031	912,019
6.000%, 12/20/2033	282,903	294,837

		71,658,772

Total Government Agency Securities
(cost $88,091,284)		90,830,941

U.S. Treasury Obligations (1.34%)

U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	637,774
8.125%, 08/15/2019	750,000	1,028,320
6.250%, 08/15/2023	1,000,000	1,218,125
6.875%, 08/15/2025	1,000,000	1,310,156

Total U.S. Treasury Obligations
(cost $3,629,966)		4,194,375

Short-term Investments (6.07%)
Toyota Motor Credit Corp.
0.220%, 07/06/2009	5,000,000	4,999,847
Chevron Corp.
0.240%, 07/16/2009	6,000,000	5,999,400
JPMorgan U.S. Government Money Market Fund	8,049,955	8,049,955

Total Short-term Investments
(cost $19,049,202)		19,049,202

TOTAL INVESTMENTS (99.18%)
(cost $305,351,223)		311,101,856
OTHER ASSETS, NET OF LIABILITIES (0.82%)		2,567,395

NET ASSETS (100.00%)		$313,669,251

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (95.64%) (b)
Alabama (0.78%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	A1	$1,000,000	$1,045,100

Alaska (0.76%)
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,013,224

Arizona (2.62%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa3	885,000	890,903
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa3	1,000,000	1,104,340
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	Aa2	1,460,000	1,501,610

					3,496,853

California (12.63%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,580,925
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A2	900,000	906,417
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA-	1,395,000	1,454,692
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA-	450,000	465,026
State of California, General Obligation Bonds	5.250%	02/01/2019	A2	2,200,000	2,214,828
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	A1	900,000	934,938
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	559,966
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A2	600,000	564,420
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	975,790
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	823,006
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	Aa3	1,195,000	1,209,292
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A2	1,300,000	1,265,355
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	858,371
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aa3	1,000,000	1,001,520
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa3	1,000,000	1,030,910
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	998,700

					16,844,156

Colorado (1.74%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Baa1 (c)	1,320,000	1,397,920

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2		$250,000	$263,870
Eagle River Water and Sanitation District (Eagle County, Colorado), Enterprise Water Revenue Bonds, Series 2009	4.250%	12/01/2024	AAA		675,000	654,183

						2,315,973

Connecticut (0.22%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (d)	5.000%	01/15/2021	A1		265,000	290,109

Delaware (2.19%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1		1,625,000	1,686,490
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	A1		1,170,000	1,227,213

						2,913,703

Florida (2.94%)
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A2		1,350,000	1,305,976
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	Baa1	(c)	1,000,000	901,350
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa2		1,700,000	1,708,993

						3,916,319

Georgia (1.57%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	A1		1,000,000	1,012,370
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A2		1,000,000	1,082,510

						2,094,880

Hawaii (1.70%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa3		2,000,000	2,262,560

Idaho (2.30%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-		500,000	528,040
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A		1,000,000	1,051,370
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	Aa2		1,430,000	1,486,299

						3,065,709

Illinois (0.78%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	A1		1,000,000	1,036,770

Indiana (1.41%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Baa1	(e)	1,310,000	1,360,068

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	$500,000	$525,220

					1,885,288

Iowa (2.66%)
Des Moines, Iowa, General Obligation Bonds, Series 2004D (Urban Renewal)	5.000%	06/01/2022	Aa2	500,000	505,925
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	Aa2	1,785,000	1,812,400
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa2	1,270,000	1,227,975

					3,546,300

Kansas (6.74%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	A2	730,000	756,492
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa2	620,000	642,506
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	450,000	460,381
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	A2	245,000	251,902
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aa1	1,000,000	1,032,920
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,903,425
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,527,896
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,409,940

					8,985,462

Louisiana (0.69%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A1	900,000	921,393

Maine (0.76%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aa3	1,000,000	1,014,870

Maryland (1.82%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,360,400
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005	5.000%	06/01/2023	Aaa	1,000,000	1,063,970

					2,424,370

Massachusetts (0.84%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (d)	5.250%	08/01/2020	Aa2	1,000,000	1,125,980

Michigan (0.77%)
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,026,880

Minnesota (1.98%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aa2	2,500,000	2,644,950

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (3.25%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa		$1,155,000	$1,199,190
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa		1,000,000	1,021,220
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA		1,000,000	1,035,800
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA		1,000,000	1,073,500

						4,329,710

Montana (0.26%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa2		315,000	340,128

Nebraska (2.50%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2		1,595,000	1,717,624
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA		1,500,000	1,608,945

						3,326,569

New Hampshire (1.63%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa3		610,000	635,126
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa3		980,000	1,015,966
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3		500,000	515,590

						2,166,682

New Jersey (0.94%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa1	(f)	1,300,000	1,253,174

New Mexico (0.77%)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa2		1,000,000	1,021,780

New York (3.33%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2		1,300,000	1,372,280
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA		1,000,000	1,041,200
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa3		1,000,000	1,043,070
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3		1,000,000	984,310

						4,440,860

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (1.16%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	$1,000,000	$1,043,620
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa3	195,000	196,946
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa3	300,000	301,188

					1,541,754

Ohio (2.19%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aa2	1,000,000	1,057,470
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	766,395
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	Aa3	1,000,000	1,093,830

					2,917,695

Oklahoma (1.89%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	Aa2	1,165,000	1,203,072
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aa1	400,000	422,696
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	910,000	896,951

					2,522,719

Oregon (8.40%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (d)	5.250%	06/15/2015	AAA	1,000,000	1,115,780
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (d)	5.625%	06/15/2017	Aa2	1,500,000	1,635,795
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (d)	5.000%	06/15/2018	Aa2	2,000,000	2,155,060
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aa3	705,000	724,388
City of Portland, Oregon, Second Lien Sewer System, Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	1,946,874
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa2	330,000	340,646
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa2	570,000	588,388
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa2	575,000	643,925
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	1,000,000	1,017,220
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa2	940,000	1,032,552

					11,200,628

Rhode Island (1.94%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,039,850

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Rhode Island (Cont.)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa3	$1,000,000	$1,025,580
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	521,780

					2,587,210

South Carolina (2.79%)
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	AA-	3,500,000	3,714,900

South Dakota (0.60%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	801,992

Tennessee (2.00%)
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	Aa2	1,000,000	1,036,400
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	Aa1	425,000	433,776
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,200,509

					2,670,685

Texas (3.83%)
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,615,662
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	A1	1,500,000	1,582,920
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	908,433

					5,107,015

Utah (0.58%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (d)	5.250%	04/01/2022	NR	680,000	778,709

Virginia (3.13%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,119,420
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	540,530
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa2	1,550,000	1,593,880
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	916,605

					4,170,435

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (5.89%)
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	Aa1	$2,000,000	$2,115,200
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	Aa1	2,500,000	2,578,650
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	A1	680,000	691,315
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa2	1,140,000	1,113,301
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	A1	445,000	453,500
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa2	900,000	902,781

					7,854,747

Wisconsin (0.66%)
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aa1	850,000	879,121

Total Long-term Municipal Bonds
(cost $124,450,112)					127,497,362

Short-term Investments (4.22%)
JPMorgan Tax Free Money Market Fund				5,623,466	5,623,466

Total Short-term Investments
(cost $5,623,466)					5,623,466

TOTAL INVESTMENTS (99.86%)
(cost $130,073,578)					133,120,828
OTHER ASSETS, NET OF LIABILITIES (0.14%)					194,354

NET ASSETS (100.00%)					$133,315,182

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 5.57% Advanced Refund Bonds, 40.16% General Obligation Bonds and 54.27% Municipal Revenue Bonds.

(c)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Neither Moody’s nor S&P rated the underlying security.

(d)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(e)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA+.

(f)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s rated the underlying security at Baa1. S&P did not rate the underlying security.

NR - Not Rated

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

	Principal amount	Value
Short-term Investments (100.13%)
Agriculture, Foods, & Beverage (9.72%)
Coca-Cola Co. (a)
0.550%, 07/07/2009	$2,000,000	$1,999,817
Nestle Financial International
0.170%, 08/24/2009	11,000,000	10,997,195
Coca-Cola Co. (a)
0.400%, 08/28/2009	2,400,000	2,398,453
0.350% to 0.370%, 12/09/2009	9,000,000	8,985,242
Nestle Capital Corp. (a)
0.260%, 12/11/2009	1,500,000	1,498,234

		25,878,941

Automotive (10.06%)
American Honda Finance Corp.
0.900%, 07/10/2009	3,600,000	3,599,190
Toyota Motor Credit Corp.
0.270%, 07/15/2009	600,000	599,937
0.300%, 07/21/2009	12,800,000	12,797,867
American Honda Finance Corp.
0.400%, 08/19/2009	5,900,000	5,896,788
0.450%, 09/09/2009	3,900,000	3,896,587

		26,790,369

Chemicals (5.11%)
Praxair Inc.
0.320%, 07/10/2009	1,000,000	999,920
0.210%, 07/22/2009	8,000,000	7,999,020
0.220%, 07/24/2009	4,600,000	4,599,353

		13,598,293

Financial Services (20.72%)
Chevron Funding Corp.
0.170%, 07/02/2009	11,400,000	11,399,946
Caterpillar Financial Services Corp.
0.450%, 07/07/2009	4,800,000	4,799,640
General Electric Capital Corp.
0.230%, 07/24/2009	13,400,000	13,398,031
Citigroup Funding (b)
0.230%, 08/12/2009	13,600,000	13,596,351
0.220%, 08/20/2009	12,000,000	11,996,333

		55,190,301

Government Agency Securities (40.85%) (c)
Federal Home Loan Bank
0.220%, 07/10/2009	9,000,000	8,999,505
0.270%, 07/14/2009	12,000,000	11,998,830
0.280%, 07/15/2009	18,000,000	17,998,040
0.550%, 07/24/2009	5,000,000	4,998,243
0.270%, 08/05/2009	6,000,000	5,998,425
0.210%, 08/07/2009	10,000,000	9,997,842
0.140%, 08/12/2009	10,000,000	9,998,367

	Shares or principal amount	Value
Short-term Investments (Cont.)
Government Agency Securities (Cont.)
0.190%, 08/28/2009	$2,424,000	$2,423,258
0.190%, 09/04/2009	10,000,000	9,996,570
0.200%, 09/16/2009	6,000,000	5,997,433
Federal Home Loan Mortgage Corp.
0.300%, 07/27/2009	4,000,000	3,999,133
0.300%, 08/03/2009	4,000,000	3,998,900
Federal National Mortgage Association
0.200%, 09/02/2009	12,400,000	12,395,660

		108,800,206

Health Care (10.35%)
Merck & Co. Inc.
0.180%, 07/28/2009	2,400,000	2,399,676
Abbott Laboratories (a)
0.200%, 08/26/2009	4,300,000	4,298,662
Johnson & Johnson (a)
0.250%, 10/27/2009	4,500,000	4,496,313
0.290%, 11/23/2009	3,000,000	2,996,496
Pfizer Inc.
0.360%, 12/08/2009	13,400,000	13,378,560

		27,569,707

Registered Investment Companies (3.32%)
JPMorgan U.S. Government Money Market Fund	8,831,309	8,831,309

Total Short-term Investments
(cost $266,659,126)		266,659,126

TOTAL INVESTMENTS (100.13%)
(cost $266,659,126)		266,659,126
LIABILITIES, NET OF OTHER ASSETS (-0.13%)		(333,055)

NET ASSETS (100.00%)		$266,326,071

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the value of these securities amounted to $26,673,217 or 10.02% of net assets.

(b)	Security is guaranteed under the FDIC Temporary Liquidity Guarantee Program.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$210,962,474	104,602,521	86,342,351

Investments in securities at market value	$197,723,075	107,300,800	80,205,768
Investments in securities in Master Portfolios	—	—	—
Cash	—	—	—
Foreign currencies at value (cost $88,365 and $1,500,142, respectively)	—	—	88,526
Receivable for:
Dividends and interest	182,283	113,715	378,123
Shares of the Fund sold	63,918	107,414	38,996
Securities sold	238,556	1,540,381	77,395
SFIMC	2,107	8,813	20,026
SFIMC tax administration expenses reimbursement (a)	—	—	—
Unrealized gain on forward foreign currency contracts	—	—	167
Prepaid expenses	28,515	25,694	30,274

Total assets	198,238,454	109,096,817	80,839,275

Liabilities and Net Assets
Dividends to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	23,247	23,297	25,719
Securities purchased	7,230,812	2,936,886	470,986
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	663
Due to affiliates	180,853	132,555	159,975
Accrued tax administration expenses (a)	—	—	—
Accrued liabilities	70,637	78,532	113,550

Total Liabilities	7,505,549	3,171,270	770,893

Net assets applicable to shares outstanding of common stock	$190,732,905	105,925,547	80,068,382

Analysis of Net Assets
Paid-in-capital	$324,412,235	168,454,302	108,027,550
Accumulated net realized gain (loss)	(121,306,256)	(65,201,760)	(22,715,858)
Net unrealized appreciation (depreciation)	(13,239,399)	2,698,279	(6,130,626)
Undistributed (accumulated) net investment income (loss)	866,325	(25,274)	887,316

Net assets applicable to shares outstanding	$190,732,905	105,925,547	80,068,382

Fund shares outstanding: Class A Shares	3,140,906	2,936,437	1,771,121
Class B Shares	651,861	1,023,626	921,195
Legacy Class A Shares	11,748,862	7,500,935	4,627,550
Legacy Class B Shares	4,164,496	2,479,073	1,561,405
Institutional Shares	22,006,610	2,578,035	1,300,851
Class R-1 Shares	500,311	401,908	334,771
Class R-2 Shares	836,814	550,349	394,327
Class R-3 Shares	170,847	146,866	151,606
Net assets applicable to shares outstanding: Class A Shares	$13,679,172	17,958,282	12,787,412
Class B Shares	2,838,178	6,117,277	6,592,426
Legacy Class A Shares	52,965,831	45,047,599	33,650,274
Legacy Class B Shares	18,638,056	14,287,068	11,239,030
Institutional Shares	96,058,479	15,904,889	9,447,081
Class R-1 Shares	2,173,133	2,394,320	2,405,936
Class R-2 Shares	3,634,636	3,315,335	2,845,763
Class R-3 Shares	745,420	900,777	1,100,460
Net asset value: Class A Shares	$4.36	6.12	7.22
Class B Shares	4.35	5.98	7.16
Legacy Class A Shares	4.51	6.01	7.27
Legacy Class B Shares	4.48	5.76	7.20
Institutional Shares	4.36	6.17	7.26
Class R-1 Shares	4.34	5.96	7.19
Class R-2 Shares	4.34	6.02	7.22
Class R-3 Shares	4.36	6.13	7.26
Maximum offering price: Class A Shares	$4.59	6.44	7.60
Legacy Class A Shares	4.65	6.20	7.49

(a)	See Note 2 under Federal Income Taxes, Dividends and Distributions to Shareholders.

See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund
—	258,752,126	187,993,103	189,576,488	305,351,223	130,073,578	266,659,126

—	194,919,266	164,385,212	136,073,901	311,101,856	133,120,828	266,659,126
396,123,950	—	—	—	—	—	—
—	—	—	752,726	—	—	—
—	—	1,530,712	—	—	—	—
—	199,382	930,688	215,128	3,090,616	1,955,146	1,570
196,854	194,380	181,981	199,351	132,360	38,574	731,797
—	26,235,649	127,800	—	—	—	—
6,727	15,082	28,095	52,667	—	—	77,666
—	—	—	19,665	—	—	—
—	—	8,183	—	—	—	—
41,554	31,107	29,345	4,026	33,836	32,623	52,799

396,369,085	221,594,866	167,222,016	137,317,464	314,358,668	135,147,171	267,522,958

—	—	—	230,398	349,957	231,340	—
118,709	33,455	14,298	51,448	50,249	87,839	1,013,903
—	26,803,163	407,093	—	—	1,400,194	—
—	3,137	20,952	—	—	—	—
—	—	11,382	—	—	—	—
270,117	164,894	258,712	51,426	188,791	90,841	132,712
—	—	—	19,665	—	—	—
259,244	175,646	208,185	48,629	100,420	21,775	50,272

648,070	27,180,295	920,622	401,566	689,417	1,831,989	1,196,887

395,721,015	194,414,571	166,301,394	136,915,898	313,669,251	133,315,182	266,326,071

495,558,169	273,177,447	203,110,287	190,590,985	309,757,159	129,773,107	266,326,071
(27,152,575)	(15,721,871)	(15,465,134)	(387,406)	(1,838,541)	494,825	—
(76,350,896)	(63,819,270)	(23,570,406)	(53,502,587)	5,750,633	3,047,250	—
3,666,317	778,265	2,226,647	214,906	—	—	—

395,721,015	194,414,571	166,301,394	136,915,898	313,669,251	133,315,182	266,326,071

6,782,659	2,453,449	3,021,276	2,619,099	4,848,220	3,922,316	86,935,910
1,482,799	811,170	941,400	1,116,221	680,903	324,843	3,442,391
29,797,275	12,549,107	8,507,719	9,820,803	10,838,136	5,682,465	102,680,864
10,161,962	4,491,301	2,709,806	4,859,851	4,827,491	2,365,218	12,378,477
6,786,038	3,924,037	3,014,197	1,585,310	7,353,231		39,674,640
765,225	314,527	377,522	361,818	397,655		7,608,621
944,677	313,101	414,305	515,155	418,992		11,647,492
198,071	114,195	146,230	127,722	111,172		1,957,676
47,048,222	19,276,747	26,302,600	16,978,538	51,575,428	42,583,048	86,935,910
10,296,283	6,335,296	8,181,763	7,243,586	7,239,123	3,524,542	3,442,391
207,190,553	97,644,786	73,854,403	64,167,191	115,387,852	61,577,942	102,680,864
70,652,723	34,410,115	23,551,425	31,800,831	51,409,463	25,629,650	12,378,477
47,298,708	30,923,282	26,258,420	10,281,613	78,190,618		39,674,640
5,311,126	2,464,778	3,278,854	2,317,876	4,230,230		7,608,621
6,542,508	2,458,706	3,598,566	3,305,782	4,453,521		11,647,492
1,380,892	900,861	1,275,363	820,481	1,183,016		1,957,676
6.94	7.86	8.71	6.48	10.64	10.86	1.00
6.94	7.81	8.69	6.49	10.63	10.85	1.00
6.95	7.78	8.68	6.53	10.65	10.84	1.00
6.95	7.66	8.69	6.54	10.65	10.84	1.00
6.97	7.88	8.71	6.49	10.63		1.00
6.94	7.84	8.69	6.41	10.64		1.00
6.93	7.85	8.69	6.42	10.63		1.00
6.97	7.89	8.72	6.42	10.64		1.00
7.31	8.27	9.17	6.82	10.97	11.20	1.00
7.16	8.02	8.95	6.73	10.98	11.18	1.00

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2009

(Unaudited)

	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities at identified cost	$—	—	—	—	—	—

Investments in securities at market value	$—	—	—	—	—	—
Investments in securities in Master Portfolios	136,316,951	371,355,767	674,204,221	549,988,851	422,755,104	13,419,973
Receivable for:
Shares of the Fund sold	83,200	259,588	997,124	718,583	431,738	86,373
SFIMC	2,119	—	—	—	831	12,877
SFIMC tax administration expenses reimbursement (a)	39,636	—	—	—	—	—
Prepaid expenses	29,611	35,378	41,740	30,545	30,696	10,812

Total assets	136,471,517	371,650,733	675,243,085	550,737,979	423,218,369	13,530,035

Liabilities and Net Assets
Dividends to shareholders	29,307	—	—	—	—	—
Payable for:
Shares of the Fund redeemed	25,409	82,972	386,231	439,815	131,612	7,620
Due to affiliates	108,247	296,101	537,601	439,249	335,517	25,545
Accrued tax administration expenses (a)	39,636	—	—	—	—	—
Accrued liabilities	40,738	89,737	185,869	194,929	237,510	53,264

Total Liabilities	243,337	468,810	1,109,701	1,073,993	704,639	86,429

Net assets applicable to shares outstanding of common stock	$136,228,180	371,181,923	674,133,384	549,663,986	422,513,730	13,443,606

Analysis of Net Assets
Paid-in-capital	155,305,167	425,735,717	831,063,990	716,586,531	578,716,864	13,860,731
Accumulated net realized gain (loss)	(14,958,602)	(40,576,675)	(99,550,233)	(103,728,427)	(91,726,142)	(1,655,045)
Net unrealized appreciation (depreciation)	(5,049,527)	(21,296,545)	(68,999,442)	(71,652,958)	(70,301,869)	1,134,799
Undistributed (accumulated) net investment income (loss)	931,142	7,319,426	11,619,069	8,458,840	5,824,877	103,121

Net assets applicable to shares outstanding	$136,228,180	371,181,923	674,133,384	549,663,986	422,513,730	13,443,606

Fund shares outstanding:
Class A Shares	4,714,613	10,056,734	20,519,981	18,465,584	13,324,279	1,614,474
Class B Shares	161,597	498,225	1,294,762	1,515,921	1,565,888
Legacy Class A Shares	6,504,229	17,195,145	28,116,821	19,715,015	13,873,410
Legacy Class B Shares	796,516	3,374,166	6,330,704	4,974,978	3,612,216
Institutional Shares	1,222,406	3,405,515	6,681,889	6,870,184	7,366,300
Class R-1 Shares	169,215	388,954	986,356	1,039,913	958,076	133,309
Class R-2 Shares	227,144	660,631	1,078,782	1,050,857	851,080	101,174
Class R-3 Shares	15,765	57,751	205,903	138,305	115,315
Net assets applicable to shares outstanding:
Class A Shares	$45,981,765	105,181,984	212,837,492	188,930,885	135,016,227	11,736,413
Class B Shares	1,583,778	5,157,468	13,336,439	15,427,899	15,786,996
Legacy Class A Shares	64,540,526	178,768,455	290,026,954	201,457,448	140,661,155
Legacy Class B Shares	7,923,322	34,926,509	65,117,670	50,559,584	36,509,593
Institutional Shares	12,129,853	35,634,788	69,371,043	70,565,169	75,081,675
Class R-1 Shares	1,652,829	4,031,451	10,165,043	10,571,398	9,650,289	970,124
Class R-2 Shares	2,259,865	6,878,329	11,149,965	10,732,228	8,622,951	737,069
Class R-3 Shares	156,242	602,939	2,128,778	1,419,375	1,184,844
Net asset value:
Class A Shares	9.75	10.46	10.37	10.23	10.13	7.27
Class B Shares	9.80	10.35	10.30	10.18	10.08
Legacy Class A Shares	9.92	10.40	10.32	10.22	10.14
Legacy Class B Shares	9.95	10.35	10.29	10.16	10.11
Institutional Shares	9.92	10.46	10.38	10.27	10.19
Class R-1 Shares	9.77	10.36	10.31	10.17	10.07	7.28
Class R-2 Shares	9.95	10.41	10.34	10.21	10.13	7.29
Class R-3 Shares	9.91	10.44	10.34	10.26	10.27
Maximum offering price:
Class A Shares	10.26	11.01	10.92	10.77	10.66	7.65
Legacy Class A Shares	10.23	10.72	10.64	10.54	10.45

(a)	See Note 2 under Federal Income Taxes, Dividends and Distributions to Shareholders.

See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2009

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund	International Index Fund
Investment Income: (a)
Dividends	$1,800,126	663,139	1,272,527	4,783,554	1,208,262	3,733,546
Interest	4,928	4,460	873	14,866	4,289	1,047
Securities lending - net	—	—	—	211,175	—	—
Tax-exempt interest	—	—	—	—	—	—

	1,805,054	667,599	1,273,400	5,009,595	1,212,551	3,734,593
Less: foreign withholding taxes	(480)	(95)	(123,677)	—	(576)	(363,523)
Portfolio expenses of Master Portfolios (b)	—	—	—	(89,951)	—	—

Total investment income	1,804,574	667,504	1,149,723	4,919,644	1,211,975	3,371,070
Expenses:
Investment advisory and management fees	520,473	378,617	276,464	269,540	304,257	362,445
Shareholder services fees	218,866	120,399	88,276	453,407	219,147	183,714
Distribution fees Class A	13,884	19,054	13,303	50,034	20,600	27,702
Distribution fees Class B	12,203	23,411	24,373	43,807	26,860	33,680
Distribution fees Legacy Class A	61,612	51,090	36,825	239,074	110,253	81,289
Distribution fees Legacy Class B	57,389	43,186	32,227	214,573	101,997	68,053
Distribution fees Class R-1	4,611	5,104	5,098	11,642	5,280	6,933
Distribution fees Class R-2	4,776	4,640	3,589	8,991	3,437	4,877
Reports to shareholders	44,396	32,386	22,776	126,711	75,675	46,483
Regulatory fees	38,859	40,692	36,021	39,344	38,283	38,110
Professional fees	20,483	23,066	20,854	20,073	20,334	21,799
Trustees’ fees and expenses	4,775	2,385	2,120	9,829	4,801	3,982
Errors and omissions insurance	2,475	1,412	1,061	5,355	2,426	2,171
Custodian fees	2,059	7,454	104,155	2,164	16,150	101,950
ICI dues	1,253	756	514	2,639	1,437	988
Securities valuation fees	1,064	1,506	10,894	—	11,197	39,245
Fidelity bond expense	343	193	146	729	339	304
Excise tax	—	—	—	—	—	—
Money Market Guarantee Program Fee	—	—	—	—	—	—
Index license fees	—	—	—	23,457	18,376	46,315

Total expenses	1,009,521	755,351	678,696	1,521,369	980,849	1,070,040
Less: expense reimbursement from affiliates (c)	(28,962)	(62,573)	(129,425)	(50,713)	(102,088)	(179,202)

Net expenses	980,559	692,778	549,271	1,470,656	878,761	890,838

Net investment income (loss)	824,015	(25,274)	600,452	3,448,988	333,214	2,480,232
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(33,725,521)	(31,963,281)	(10,392,395)	(11,265,467)	(13,972,514)	(6,126,236)
Net realized gain (loss) on forward foreign currency contracts	—	—	(3,993)	—	—	145,104
Net realized gain (loss) on foreign currency transactions	—	—	(908)	—	—	3,928
Net realized gain (loss) on future contracts	—	—	—	1,563,565	(50,731)	261,321
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(410,574)	(283,558)	(97,727)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	36,222,422	36,586,178	16,781,978	16,861,230	17,714,664	11,358,259

Net realized and unrealized gain (loss) on investments	2,496,901	4,622,897	6,384,682	6,748,754	3,407,861	5,544,649

Net change in net assets resulting from operations	$3,320,916	4,597,623	6,985,134	10,197,742	3,741,075	8,024,881

(a)	Components of investment income for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds reflect each Fund’s proportionate income from its Master Portfolio.

(b)	Portfolio expenses of Master Portfolios for the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds include the effect of expense reductions by Barclays at the Master Portfolio level. See Note 2 under Expense Reduction Agreements.

(c)	For the Money Market Fund, this amount includes $269,551 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 2 under Expense Reduction Agreements.

See accompanying notes to financial statements.

Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Income Fund	LifePath 2010 Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

1,257,186	—	—	—	827,781	2,355,924	5,874,374	5,744,394	4,983,589	147,468
—	7,534,756	—	636,532	1,528,843	3,953,175	4,521,983	2,221,866	817,909	2,407
—	—	—	—	32,183	88,266	205,750	190,964	168,107	3,425
—	—	2,916,176	—	—	—	—	—	—	—

1,257,186	7,534,756	2,916,176	636,532	2,388,807	6,397,365	10,602,107	8,157,224	5,969,605	153,300
—	—	—	—	—	—	—	—	—	—
—	—	—	—	(168,983)	(448,015)	(678,849)	(482,314)	(326,532)	(6,999)

1,257,186	7,534,756	2,916,176	636,532	2,219,824	5,949,350	9,923,258	7,674,910	5,643,073	146,301
—	148,540	62,735	130,696	225,540	607,924	1,060,397	847,011	637,519	15,784
2,060	374,597	156,837	334,194	162,341	437,828	764,716	612,002	461,184	11,784
18,100	53,801	44,216	62,007	51,773	118,400	227,643	198,579	141,039	9,452
28,901	22,155	11,207	9,297	6,691	22,005	55,401	62,370	62,641	—
76,847	140,717	76,530	77,173	79,713	214,335	337,491	230,060	157,063	—
99,423	163,722	82,631	32,948	24,980	109,147	198,070	150,325	106,842	—
5,289	9,872	—	14,739	3,756	9,067	22,020	22,038	19,543	2,003
4,473	6,179	—	12,142	2,871	9,162	15,118	14,870	11,719	985
19,465	45,276	4,946	24,908	11,373	39,920	86,872	103,243	125,436	37,825
60,289	38,824	18,348	52,068	37,834	40,959	47,299	51,435	46,259	19,074
11,934	18,105	16,429	13,959	18,505	22,013	33,434	22,621	22,286	18,630
3,518	8,125	3,331	8,306	3,601	9,545	16,144	13,078	9,709	58
1,862	3,583	1,429	2,971	1,720	4,652	8,147	6,295	4,743	52
—	4,155	1,007	1,471	1,208	2,278	3,621	2,858	2,493	1,321
—	1,620	628	1,130	1,118	2,218	4,091	3,147	2,485	81
—	29,614	13,456	—	—	—	—	—	—	—
243	486	199	397	262	653	1,139	885	667	8
—	—	—	—	9,678	20,957	—	—	—	—
—	—	—	40,325	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

332,404	1,069,371	493,929	818,731	642,964	1,671,063	2,881,603	2,340,817	1,811,628	117,057
(97,311)	(1,246)	(30)	(284,390)	(20,859)	(20,957)	—	—	(32,071)	(72,097)

235,093	1,068,125	493,899	534,341	622,105	1,650,106	2,881,603	2,340,817	1,779,557	44,960

1,022,093	6,466,631	2,422,277	102,191	1,597,719	4,299,244	7,041,655	5,334,093	3,863,516	101,341
28	(1,165,885)	427,733	—	(8,185,550)	(25,026,269)	(59,249,703)	(59,192,469)	(49,965,180)	(1,394,758)
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
3,116,291	11,199,556	3,429,131	—	12,696,081	36,763,788	84,304,730	82,097,201	68,376,278	2,424,165

3,116,319	10,033,671	3,856,864	—	4,510,531	11,737,519	25,055,027	22,904,732	18,411,098	1,029,407

4,138,412	16,500,302	6,279,141	102,191	6,108,250	16,036,763	32,096,682	28,238,825	22,274,614	1,130,748

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2009 (unaudited) and the year ended December 31, 2008	2009	2008
From operations:
Net investment income (loss)	$824,015	4,686,421
Net realized gain (loss)	(33,725,521)	(87,131,672)
Change in net unrealized appreciation or depreciation	36,222,422	(43,816,675)

Net change in net assets resulting from operations	3,320,916	(126,261,926)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(4)	(279,827)
Class B Shares	2	(42,953)
Legacy Class A Shares	304	(1,255,756)
Legacy Class B Shares	375	(346,822)
Institutional Shares	(18)	(2,690,433)
Class R-1 Shares	—	(38,792)
Class R-2 Shares	—	(77,613)
Class R-3 Shares	—	(20,152)

	659	(4,752,348)
Net realized gain:
Class A Shares	—	(20,497)
Class B Shares	—	(5,074)
Legacy Class A Shares	—	(96,162)
Legacy Class B Shares	—	(35,481)
Institutional Shares	—	(174,688)
Class R-1 Shares	—	(3,248)
Class R-2 Shares	—	(6,172)
Class R-3 Shares	—	(1,371)

	—	(342,693)
Total distributions to shareholders	659	(5,095,041)
From Fund share transactions:
Proceeds from shares sold	13,062,999	50,729,635
Reinvestment of distributions	(672)	2,512,457

	13,062,327	53,242,092
Less payments for shares redeemed	(8,180,113)	(31,797,183)

Net increase (decrease) in net assets from Fund share transactions	4,882,214	21,444,909

Total increase (decrease) in net assets	8,203,789	(109,912,058)

Net assets:
Beginning of period	182,529,116	292,441,174

End of period*	$190,732,905	182,529,116

* Including undistributed (accumulated) net investment income (loss)	$866,325	38,483

See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2009	2008	2009	2008	2009	2008	2009	2008

(25,274)	(646,247)	600,452	1,650,328	3,448,988	8,357,327	333,214	1,263,517
(31,963,281)	(32,933,560)	(10,397,296)	(11,555,974)	(9,701,902)	(15,006,252)	(14,023,245)	12,919,027
36,586,178	(50,240,672)	16,781,978	(55,228,724)	16,450,656	(235,458,127)	17,431,106	(119,632,034)

4,597,623	(83,820,479)	6,985,134	(65,134,370)	10,197,742	(242,107,052)	3,741,075	(105,449,490)

—	—	196	(46)	(156)	(942,573)	(179)	(102,707)
—	—	—	107	(2)	(139,352)	55	10
—	—	(49)	(57)	6,407	(4,695,652)	(108)	(495,628)
—	—	198	(208)	(8)	(1,177,805)	34	583
—	—	(177)	138	606	(1,088,958)	992	(245,282)
—	—	—	2	—	(92,376)	2	(3,531)
—	—	—	—	—	(144,333)	3	(11,082)
—	—	—	(2)	—	(32,468)	1	(6,923)

—	—	168	(66)	6,847	(8,313,517)	800	(864,560)

—	(135,893)	—	(337,699)	—	(75,426)	—	(1,574,655)
—	(54,051)	—	(187,172)	—	(18,311)	—	(587,912)
—	(388,663)	—	(946,870)	—	(391,020)	—	(8,843,079)
—	(134,271)	—	(324,576)	—	(136,836)	—	(3,260,861)
—	(123,139)	—	(249,400)	—	(78,084)	—	(2,552,981)
—	(17,477)	—	(63,483)	—	(8,973)	—	(204,199)
—	(30,228)	—	(79,931)	—	(12,353)	—	(244,489)
—	(7,271)	—	(28,739)	—	(2,394)	—	(79,756)

—	(890,993)	—	(2,217,870)	—	(723,397)	—	(17,347,932)

—	(890,993)	168	(2,217,936)	6,847	(9,036,914)	800	(18,212,492)

9,409,919	29,129,061	4,920,453	15,058,003	32,142,940	78,588,833	12,014,437	30,193,878
35	631,847	(177)	1,173,009	(755)	8,699,358	(533)	14,225,348

9,409,954	29,760,908	4,920,276	16,231,012	32,142,185	87,288,191	12,013,904	44,419,226
(6,851,093)	(21,306,548)	(4,103,068)	(12,541,327)	(31,665,651)	(122,168,915)	(12,585,577)	(40,914,977)

2,558,861	8,454,360	817,208	3,689,685	476,534	(34,880,724)	(571,673)	3,504,249

7,156,484	(76,257,112)	7,802,510	(63,662,621)	10,681,123	(286,024,690)	3,170,202	(120,157,733)

98,769,063	175,026,175	72,265,872	135,928,493	385,039,892	671,064,582	191,244,369	311,402,102

105,925,547	98,769,063	80,068,382	72,265,872	395,721,015	385,039,892	194,414,571	191,244,369

(25,274)	10,206	887,316	286,696	3,666,317	210,482	778,265	446,854

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2009 (unaudited) and the year ended December 31, 2008	2009	2008
From operations:
Net investment income (loss)	$2,480,232	5,635,792
Net realized gain (loss)	(5,715,883)	(9,132,404)
Change in net unrealized appreciation or depreciation	11,260,532	(118,519,129)

Net change in net assets resulting from operations	8,024,881	(122,015,741)
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(88)	(549,748)
Class B Shares	2	(105,989)
Legacy Class A Shares	1	(1,647,957)
Legacy Class B Shares	1	(399,404)
Institutional Shares	133	(663,570)
Class R-1 Shares	—	(57,550)
Class R-2 Shares	—	(84,157)
Class R-3 Shares	—	(29,968)

	49	(3,538,343)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	49	(3,538,343)
From Fund share transactions:
Proceeds from shares sold	10,065,794	38,022,599
Reinvestment of distributions	9	2,654,825

	10,065,803	40,677,424
Less payments for shares redeemed	(11,343,560)	(39,617,212)

Net increase (decrease) in net assets from Fund share transactions	(1,277,757)	1,060,212

Total increase (decrease) in net assets	6,747,173	(124,493,872)

Net assets:
Beginning of period	159,554,221	284,048,093

End of period*	$166,301,394	159,554,221

* Including undistributed (accumulated) net investment income (loss)	$2,226,647	(253,634)

See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2009	2008	2009	2008	2009	2008	2009	2008

1,022,093	4,946,075	6,466,631	13,618,979	2,422,277	4,581,290	102,191	3,829,740
28	(345,457)	(1,165,885)	245,142	427,733	863,745	—	—
3,116,291	(53,518,230)	11,199,556	(7,379,880)	3,429,131	(3,636,917)	—	—

4,138,412	(48,917,612)	16,500,302	6,484,241	6,279,141	1,808,118	102,191	3,829,740

(132,955)	(551,508)	(938,786)	(1,427,937)	(697,965)	(1,124,410)	(31,274)	(1,115,359)
(36,813)	(223,224)	(135,296)	(257,492)	(61,277)	(119,614)	(425)	(43,730)
(488,008)	(2,442,319)	(2,462,364)	(5,336,236)	(1,210,970)	(2,430,799)	(42,035)	(1,658,690)
(183,972)	(1,067,804)	(1,001,151)	(2,126,386)	(452,065)	(906,467)	(1,328)	(111,612)
(91,267)	(359,243)	(1,733,846)	(4,131,283)	—	—	(20,934)	(576,219)
(14,764)	(70,287)	(80,035)	(128,718)	—	—	(1,177)	(85,961)
(24,074)	(104,587)	(87,597)	(150,345)	—	—	(4,092)	(207,476)
(7,016)	(33,756)	(27,556)	(60,582)	—	—	(926)	(30,693)

(978,869)	(4,852,728)	(6,466,631)	(13,618,979)	(2,422,277)	(4,581,290)	(102,191)	(3,829,740)

—	(771,855)	—	—	—	(269,333)	—	—
—	(386,233)	—	—	—	(28,908)	—	—
—	(3,367,737)	—	—	—	(521,615)	—	—
—	(1,707,199)	—	—	—	(216,078)	—	—
—	(462,450)	—	—	—	—	—	—
—	(109,054)	—	—	—	—	—	—
—	(152,642)	—	—	—	—	—	—
—	(44,584)	—	—	—	—	—	—

—	(7,001,754)	—	—	—	(1,035,934)	—	—
(978,869)	(11,854,482)	(6,466,631)	(13,618,979)	(2,422,277)	(5,617,224)	(102,191)	(3,829,740)

9,025,262	17,486,485	33,075,013	62,476,701	21,697,783	23,747,509	178,531,695	403,853,010
748,788	8,728,205	4,403,312	8,666,469	1,091,581	2,448,003	96,899	3,535,078

9,774,050	26,214,690	37,478,325	71,143,170	22,789,364	26,195,512	178,628,594	407,388,088
(9,216,963)	(28,293,386)	(27,341,126)	(76,842,217)	(12,396,278)	(16,240,423)	(147,019,021)	(325,779,350)

557,087	(2,078,696)	10,137,199	(5,699,047)	10,393,086	9,955,089	31,609,573	81,608,738

3,716,630	(62,850,790)	20,170,870	(12,833,785)	14,249,950	6,145,983	31,609,573	81,608,738

133,199,268	196,050,058	293,498,381	306,332,166	119,065,232	112,919,249	234,716,498	153,107,760

136,915,898	133,199,268	313,669,251	293,498,381	133,315,182	119,065,232	266,326,071	234,716,498

214,906	171,682	—	—	—	—	—	—

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Income Fund		LifePath 2010 Fund
Six months ended June 30, 2009 (unaudited) and the year ended December 31, 2008 (a)	2009	2008	2009	2008
From operations:
Net investment income	$1,597,719	4,713,935	4,299,244	12,367,543
Net realized gain (loss)	(8,185,550)	(7,767,493)	(25,026,269)	(18,950,272)
Change in net unrealized appreciation or depreciation	12,696,081	(24,429,501)	36,763,788	(76,744,466)

Net change in net assets resulting from operations	6,108,250	(27,483,059)	16,036,763	(83,327,195)
Distributions to shareowners from and in excess of:
Net investment income:
Class A Shares	(539,830)	(1,042,594)	1,009	(2,601,398)
Class B Shares	(13,564)	(23,970)	55	(91,886)
Legacy Class A Shares	(760,594)	(2,038,561)	265	(4,792,457)
Legacy Class B Shares	(77,178)	(190,324)	37	(778,976)
Institutional Shares	(153,619)	(321,268)	(29)	(986,764)
Class R-1 Shares	(17,144)	(34,820)	—	(80,652)
Class R-2 Shares	(24,093)	(49,094)	—	(157,924)
Class R-3 Shares	(1,898)	(3,085)	—	(13,905)

	(1,587,920)	(3,703,716)	1,337	(9,503,962)
Net realized gain:
Class A Shares	—	(207,491)	85	(589,289)
Class B Shares	—	(6,807)	(2)	(27,962)
Legacy Class A Shares	—	(377,948)	(280)	(1,113,266)
Legacy Class B Shares	—	(42,732)	(30)	(219,340)
Institutional Shares	—	(52,678)	6	(202,128)
Class R-1 Shares	—	(7,623)	—	(20,526)
Class R-2 Shares	—	(9,394)	—	(37,700)
Class R-3 Shares	—	(550)	—	(2,933)

	—	(705,223)	(221)	(2,213,144)
Total distributions to shareowners	(1,587,920)	(4,408,939)	1,116	(11,717,106)
From Fund share transactions:
Proceeds from shares sold	16,051,159	46,348,603	30,345,159	88,754,391
Reinvestment of distributions	1,541,925	4,293,761	(3,811)	11,681,756

	17,593,084	50,642,364	30,341,348	100,436,147
Less payments for shares redeemed	(21,499,430)	(51,147,231)	(43,744,301)	(111,635,916)

Net increase (decrease) in net assets from Fund share transactions	(3,906,346)	(504,867)	(13,402,953)	(11,199,769)

Total increase (decrease) in net assets	613,984	(32,396,865)	2,634,926	(106,244,070)

Net assets:
Beginning of period	135,614,196	168,011,061	368,546,997	474,791,067

End of period*	$136,228,180	135,614,196	371,181,923	368,546,997

* Including undistributed (accumulated) net investment income (loss)	$931,142	921,343	7,319,426	3,018,845

(a)	The period for the LifePath 2050 Fund is from commencement of investment operations July 10, 2008.

See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2009	2008	2009	2008	2009	2008	2009	2008

7,041,655	18,003,481	5,334,093	12,107,575	3,863,516	7,761,231	101,341	43,520
(59,249,703)	(50,343,226)	(59,192,469)	(52,057,382)	(49,965,180)	(48,049,253)	(1,394,758)	(236,701)
84,304,730	(191,361,650)	82,097,201	(183,709,417)	68,376,278	(158,427,159)	2,424,165	(1,289,366)

32,096,682	(223,701,395)	28,238,825	(223,659,224)	22,274,614	(198,715,181)	1,130,748	(1,482,547)

(485)	(4,314,720)	(610)	(3,338,173)	1,730	(2,098,535)	99	(39,787)
89	(191,326)	6	(174,622)	20	(146,108)	—	—
554	(6,646,379)	(555)	(3,872,892)	560	(2,370,321)	—	—
(108)	(1,172,387)	(100)	(725,214)	(35)	(443,078)	—	—
1,056	(1,577,460)	570	(1,435,256)	(3,724)	(1,340,239)	—	—
—	(180,276)	197	(145,583)	446	(109,125)	—	(3,601)
—	(213,639)	—	(203,060)	—	(149,800)	—	(4,000)
—	(47,044)	(227)	(28,205)	(560)	(19,286)	—	—

1,106	(14,343,231)	(719)	(9,923,005)	(1,563)	(6,676,492)	99	(47,388)

(27)	(838,617)	(137)	(563,886)	(35)	(266,714)	(7)	(18,546)
—	(53,783)	(10)	(45,949)	3	(31,086)	—	—
(64)	(1,340,951)	(306)	(694,080)	(27)	(318,872)	—	—
9	(303,453)	(51)	(175,541)	(8)	(84,376)	—	—
(4)	(279,614)	(33)	(217,735)	(50)	(148,847)	—	—
—	(39,308)	(7)	(29,011)	—	(17,626)	—	(2,765)
—	(44,292)	(9)	(37,472)	—	(20,397)	—	(2,611)
—	(8,431)	(1)	(4,274)	—	(2,182)	—	—

(86)	(2,908,449)	(554)	(1,767,948)	(117)	(890,100)	(7)	(23,922)
1,020	(17,251,680)	(1,273)	(11,690,953)	(1,680)	(7,566,592)	92	(71,310)

67,676,396	168,924,412	65,317,537	166,576,233	56,983,130	142,812,657	6,241,518	8,076,704
(1,357)	17,153,050	(2,663)	11,665,790	659	7,542,560	(108)	50,485

67,675,039	186,077,462	65,314,874	178,242,023	56,983,789	150,355,217	6,241,410	8,127,189
(57,343,055)	(153,091,115)	(43,960,387)	(111,588,938)	(29,905,621)	(82,731,387)	(315,113)	(186,863)

10,331,984	32,986,347	21,354,487	66,653,085	27,078,168	67,623,830	5,926,297	7,940,326

42,429,686	(207,966,728)	49,592,039	(168,697,092)	49,351,102	(138,657,943)	7,057,137	6,386,469

631,703,698	839,670,426	500,071,947	668,769,039	373,162,628	511,820,571	6,386,469	—

674,133,384	631,703,698	549,663,986	500,071,947	422,513,730	373,162,628	13,443,606	6,386,469

11,619,069	4,576,308	8,458,840	3,125,466	5,824,877	1,962,924	103,121	1,681

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 16 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)

“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

For a description of securities valuation for investments of the Master Portfolios, see the Notes to Financial Statements for Master Investment Portfolio (“MIP”) found later in this report. The following securities valuation description applies to the Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, Bond Fund, Tax Advantaged Bond Fund and Money Market Fund (collectively, “Non-feeder Funds”).

Investments are stated at market value. Stocks and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that

(4)	LifePath and LifePath followed by 2010, 2020, 2030, 2040 and 2050 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value certain Funds’ assets as of June 30, 2009:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks	$186,453,744	$—	$—	$186,453,744
Short-term Investments	11,269,331	—	—	11,269,331
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks	103,727,393	—	—	103,727,393
Short-term Investments	3,573,407	—	—	3,573,407
International Equity Fund					—	(496)	—	(496)
Common Stocks	—	72,201,816	—	72,201,816
Preferred Stocks	—	3,547,357	—	3,547,357
Repurchase Agreement	—	4,456,595	—	4,456,595
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	396,123,950	—	396,123,950
Small Cap Index Fund					13,590	—	—	13,590
Common Stocks	192,286,861	72	0	192,286,933
Short-term Investments	1,953,012	679,321	—	2,632,333
International Index Fund					(20,952)	(3,199)	—	(24,151)
Common Stocks	—	163,681,166	0	163,681,166
Preferred Stocks	—	514,359	—	514,359
Repurchase Agreement	—	189,687	—	189,687
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	136,073,901	—	—	136,073,901
Bond Fund					—	—	—	—
Corporate Bonds	—	186,526,432	—	186,526,432
Taxable Municipal Bonds	—	2,027,590	—	2,027,590
Commercial Mortgage-Backed Securities	—	8,473,316	—	8,473,316
Government Agency Securities	—	90,830,941	—	90,830,941
U.S. Treasury Obligations	—	4,194,375	—	4,194,375
Short-term Investments	8,049,955	10,999,247	—	19,049,202
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	127,497,362	—	127,497,362
Short-term Investments	5,623,466	—	—	5,623,466
Money Market Fund					—	—	—	—
Short-term Investments	8,831,309	257,827,817	—	266,659,126

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Income Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$136,316,951	$—	$136,316,951
LifePath 2010 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	371,355,767	—	371,355,767
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	674,204,221	—	674,204,221
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	549,988,851	—	549,988,851
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	422,755,104	—	422,755,104
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	13,419,973	—	13,419,973
Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2008 or June 30, 2009. The remaining Funds did not hold any Level 3 securities as of December 31, 2008 or June 30, 2009.

Repurchase agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of June 30, 2009. For the Feeder Funds, see the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2009, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A,

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value (“NAV”), plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

		% ownership interest
Feeder Fund	Invests in Master Portfolio	held by the Feeder Funds at 06/30/2009
S&P 500 Index Fund	S&P 500 Index Master Portfolio	23.39%
LifePath Income Fund	LifePath Retirement Master Portfolio	50.24%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	50.66%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	48.21%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	49.92%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	49.10%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	74.84%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The financial statements of each Master Portfolio, including Schedules of Investments, are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Financial Statements included elsewhere in this report.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of December 31, 2008, the Trust’s management has completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed, as of December 31, 2008. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

On August 2, 2009, the Equity and Bond Fund, the LifePath Income Fund and SFIMC entered into a closing agreement with the Internal Revenue Service (“IRS”) to resolve uncertainty surrounding distributions paid by these two Funds for tax years 2003 through 2006. Distributions among classes of these two Funds made during 2003 through 2006 might have been considered preferential under applicable tax rules and procedures due to the calculation methodology used by SFIMC, the Funds’ accounting agent, which methodology was changed beginning in December 2006. SFIMC previously had agreed to reimburse the Equity and Bond Fund up to $150,000 and the LifePath Income Fund up to $200,000 for fees that the Trust’s management anticipated the IRS assessing as a result of entering into the closing agreement. Pursuant to the final closing agreement, the IRS assessed aggregate fees of $59,301, which SFIMC paid to the IRS on behalf of these two Funds. The Trust’s management allocated $19,665 of the aggregate fees to the Equity and Bond Fund and $39,636 to the LifePath Income Fund. The Equity and Bond Fund and the LifePath Income Fund accrued these respective amounts as tax administration expenses, along with an offsetting reimbursement from SFIMC.

As of June 30, 2009, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

				Net
				Unrealized
	Cost of Investments	Gross Unrealized	Gross Unrealized	Appreciation
Fund	for Federal Tax Purposes	Appreciation	(Depreciation)	(Depreciation)
Equity Fund	$213,026,144	$6,899,826	$(22,202,895)	$(15,303,069)
Small/Mid Cap Equity Fund	105,078,945	11,445,549	(9,223,694)	2,221,855
International Equity Fund	89,867,303	4,771,000	(14,432,535)	(9,661,535)
Small Cap Index Fund	258,809,338	17,957,042	(81,847,114)	(63,890,072)
International Index Fund	190,518,397	17,948,714	(44,081,899)	(26,133,185)
Equity and Bond Fund	189,670,992	1,322,306	(54,919,397)	(53,597,091)
Bond Fund	305,351,223	9,905,248	(4,154,615)	5,750,633
Tax Advantaged Bond Fund	130,073,578	3,889,574	(842,324)	3,047,250
Money Market Fund	266,659,126	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Notes To Financial Statements which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Notes To Financial Statements does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Notes To Financial Statements for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

At December 31, 2008, the Funds’ most recent fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Year of Expiration
	2011	2013	2014	2016	Total
Equity Fund	$—	$—	$—	$70,642,303	$70,642,303
Small/Mid Cap Equity Fund	—	—	—	23,162,531	23,162,531
International Equity Fund	—	—	—	7,042,943	7,042,943
S&P 500 Index Fund	—	—	—	12,289,404	12,289,404
International Index Fund	—	—	—	5,140,621	5,140,621
Equity and Bond Fund	—	—	—	289,311	289,311
Bond Fund	24,490	92,631	555,535	—	672,656
Life Path Income Fund	—	—	—	256,387	256,387
Life Path 2010 Fund	—	—	—	2,998,534	2,998,534
Life Path 2020 Fund	—	—	—	20,206,804	20,206,804
Life Path 2030 Fund	—	—	—	19,764,771	19,764,771
Life Path 2040 Fund	—	—	—	19,652,735	19,652,735

The Bond Fund utilized $245,142 of capital loss carryforwards to offset realized capital gains in 2008.

As of December 31, 2008, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

			Unrealized	Accumulated
Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Appreciation (Depreciation)	Capital and Other Losses	Total
Equity Fund	$39,768	$—	$(52,021,539)	$(85,020,422)	$(137,002,193)
Small/Mid Cap Equity Fund	—	—	(35,204,621)	(31,911,551)	(67,116,172)
International Equity Fund	443,009	—	(25,689,347)	(9,698,132)	(34,944,470)
S&P 500 Index Fund	60,255	—	(96,297,360)	(13,804,638)	(110,041,743)
Small Cap Index Fund	227,296	—	(81,364,851)	(1,367,196)	(82,504,751)
International Index Fund	—	—	(37,043,136)	(7,791,382)	(44,834,518)
Equity and Bond Fund	168,064	—	(56,713,383)	(289,311)	(56,834,630)
Bond Fund	48,913	—	(5,448,923)	(672,656)	(6,072,666)
Tax Advantaged Bond Fund	—	67,092	(381,881)	—	(314,789)
Money Market Fund	7,441	—	—	—	7,441
LifePath Income Fund	720,783	—	(19,823,428)	(4,494,672)	(23,597,317)
LifePath 2010 Fund	2,394,329	—	(58,751,038)	(14,234,964)	(70,591,673)
LifePath 2020 Fund	2,905,497	—	(152,800,398)	(39,133,407)	(189,028,308)
LifePath 2030 Fund	1,535,095	—	(153,867,772)	(42,827,420)	(195,160,097)
LifePath 2040 Fund	568,194	—	(145,849,635)	(33,194,627)	(178,476,068)
LifePath 2050 Fund	—	—	(1,431,463)	(116,502)	(1,547,965)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2008 relates to one or more of the following: forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, amortization for GAAP but not for federal income tax purposes and non deductible start-up expenses.

From November 1, 2008 through December 31, 2008, the Equity Fund incurred $14,378,119 in net realized losses, the Small/Mid Cap Equity Fund incurred $8,749,022 in net realized losses, the Small Cap Index Fund incurred $1,367,194 in net realized losses, the LifePath Income Fund incurred $4,238,285 in net realized losses, the LifePath 2010 Fund incurred $11,236,430 in net realized losses, the LifePath 2020 Fund incurred $18,926,603 in net realized losses, the LifePath 2030 Fund incurred $23,062,649 Fund in net realized losses, the LifePath 2040 Fund incurred $13,541,892 in net realized losses and the LifePath 2050 Fund incurred $116,502 in net realized losses. As permitted by tax regulations, those Funds elected to defer the losses and treat them as arising on January 1, 2009.

From November 1, 2008 through December 31, 2008, the International Equity Fund incurred $44,130 in PFIC losses and $2,611,923 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2009.

From November 1, 2008 through December 31, 2008, the S&P 500 Index Fund incurred $1,515,234 in long-term realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2009.

From November 1, 2008 through December 31, 2008, the International Index Fund incurred $34,865 in foreign exchange losses and PFIC losses and $2,615,896 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2009.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

As of December 31, 2008, these reclassifications were as follows:

			Net
		Accumulated	Unrealized	Undistributed
	Paid in	Net Realized	Appreciation	(Accumulated) Net
Fund	Capital	Gain (Loss)	(Depreciation)	Investment Income (Loss)
Equity Fund	$—	$33,861	$—	$(33,861)
Small/Mid Cap Equity Fund	(652,850)	—	—	652,850
International Equity Fund	—	(706,915)	—	706,915
S&P 500 Index Fund	(112,066)	198,495	(7,050)	(79,379)
Small Cap Index Fund	—	296,682	—	(296,682)
International Index Fund	(13,013)	175,493	—	(162,480)
Equity and Bond Fund	—	(38,359)	—	38,359
LifePath Income Fund	(133,630)	477,154	—	(343,524)
LifePath 2010 Fund	(291,903)	966,805	—	(674,902)
LifePath 2020 Fund	(322,345)	1,063,899	—	(741,554)
LifePath 2030 Fund	(147,353)	498,943	—	(351,590)
LifePath 2040 Fund	(55,643)	178,719	—	(123,076)
LifePath 2050 Fund	(5,892)	343	—	5,549

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Income Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

The tax character of distributions for all classes was as follows for the year ended December 31, 2008:

2008	Ordinary Income
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$285,106	44,260	1,280,524	355,960	2,735,187	39,628	79,203	20,505	4,840,373
Small/Mid Cap Equity Fund	135,893	54,051	388,663	134,271	123,139	17,477	30,228	7,271	890,993
International Equity Fund	31,631	17,399	88,617	30,569	23,189	5,936	7,476	2,690	207,507
Small Cap Index Fund	106,047	1,231	514,255	6,304	250,657	3,963	11,598	7,091	901,146
Equity and Bond Fund	783,325	339,224	3,453,692	1,580,540	498,134	103,040	150,431	47,146	6,955,532
LifePath Income Fund	1,090,626	25,546	2,126,093	200,216	333,462	36,584	51,269	3,213	3,867,009
LifePath 2010 Fund	2,625,509	93,030	4,837,995	787,950	995,035	81,492	159,467	14,025	9,594,503

2008	Long Term Capital Gain
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$15,218	3,767	71,394	26,343	129,934	2,412	4,582	1,018	254,668
Small/Mid Cap Equity Fund	—	—	—	—	—	—	—	—	—
International Equity Fund	306,114	169,666	858,310	294,215	226,073	57,545	72,455	26,051	2,010,429
Small Cap Index Fund	1,571,315	586,671	8,824,452	3,253,974	2,547,606	203,767	243,973	79,588	17,311,346
Equity and Bond Fund	540,038	270,233	2,356,364	1,194,463	323,559	76,301	106,798	31,194	4,898,950
LifePath Income Fund	159,459	5,231	290,416	32,840	40,484	5,859	7,219	422	541,930
LifePath 2010 Fund	565,178	26,818	1,067,728	210,366	193,857	19,686	36,157	2,813	2,122,603

2008	Total Distributions
	Class A	Class B	Legacy Class A	Legacy Class B	Institutional	Class R-1	Class R-2	Class R-3	Total
Equity Fund	$300,324	48,027	1,351,918	382,303	2,865,121	42,040	83,785	21,523	5,095,041
Small/Mid Cap Equity Fund	135,893	54,051	388,663	134,271	123,139	17,477	30,228	7,271	890,993
International Equity Fund	337,745	187,065	946,927	324,784	249,262	63,481	79,931	28,741	2,217,936
Small Cap Index Fund	1,677,362	587,902	9,338,707	3,260,278	2,798,263	207,730	255,571	86,679	18,212,492
Equity and Bond Fund	1,323,363	609,457	5,810,056	2,775,003	821,693	179,341	257,229	78,340	11,854,482
LifePath Income Fund	1,250,085	30,777	2,416,509	233,056	373,946	42,443	58,488	3,635	4,408,939
LifePath 2010 Fund	3,190,687	119,848	5,905,723	998,316	1,188,892	101,178	195,624	16,838	11,717,106

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2008 Tax Advantaged Bond Fund	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Class A	$1,123,841	$934	$268,968	$1,393,743
Class B	119,553	102	28,867	148,522
Legacy Class A	2,429,567	1,960	520,887	2,952,414
Legacy Class B	906,008	763	215,774	1,122,545

Total Distributions	$4,578,969	$3,759	$1,034,496	$5,617,224

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended December 31, 2008.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(1,442,314) as ordinary income for federal income tax purposes during 2008. The International Index Fund recognized unrealized appreciation (depreciation) of $(1,558,084) as ordinary income for federal income tax purposes during 2008. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2008 was $101,041 for the International Equity Fund and $241,822 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Participation in Temporary Money Market Guarantee Program

On October 3, 2008, the Board of Trustees of the Trust approved the participation by the Trust’s Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Money Market Fund Guarantee Program (“the Program”) for the initial coverage period of September 19, 2008, through December 18, 2008. The Treasury extended the Program from December 18, 2008, through April 30, 2009 and from April 30, 2009 through September 18, 2009. The Board of Trustees of the Trust elected to participate in these Program extensions. If the U.S. Treasury decides to extend the Program beyond September 18, 2009, the Board of Trustees of the Trust will again need to consider whether the Fund should continue to participate in the Program’s extension.

Under the Program, if the Fund’s net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held Fund shares on September 19, 2008, may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program covers the lesser of the number of shares owned by the shareholder as of September 19, 2008, or the number of shares owned by the shareholder as of the date of liquidation. The Fund pays fees to participate in the Program and any Program extension; however, SFIMC’s voluntary agreement to reimburse excess expenses incurred by the Fund remains in effect.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Subsequent events

As a result of Financial Accounting Standards Board’s adoption of Statement of Financial Accounting Standards No. 165, “Subsequent Events” (SFAS 165) in May 2009, the Trust’s management has evaluated all subsequent events through August 28, 2009, which is the date that the financial statements were issued. The adoption of SFAS 165 did not impact the financial statements of the Trust.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Financial instruments

The Funds implemented Financial Accounting Standards Board Statement (“FASB”) of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” - an amendment of FASB Statement No. 133 (“SFAS 161”), effective January 1, 2009. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bear the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, may realize a loss.

For SFAS 161 description of investments for the Master Portfolio, see the MIP Notes to Financials Statements.

As of June 30, 2009, the fair value of derivative instruments, which are also disclosed in Note 3 under Futures and foreign currency contracts, were as follows:

		Asset Derivatives			Liability Derivatives
	Derivatives not accounted	Statements of			Statements of
	for as hedging	Assets and			Assets and
Fund	instruments under SFAS 133	Liabilities Location	Fair Value		Liabilities Location	Fair Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$167		Unrealized loss on forward foreign currency contracts	$663

Total			$167			$663

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$13,590	(a)	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$—

Total			$13,590			$—

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$8,183		Unrealized loss on forward foreign currency contracts	$11,382
International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	—		Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	20,952

Total			$8,183			$32,334

(a)	Represents cumulative unrealized gain (loss) of futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2009, the effect of derivative instruments on the Statements of Operations were as follows:

				Change in Unrealized
				Appreciation (Depreciation)
		Amount of Realized Gain (Loss) on Derivatives		on Derivatives Recognized
		Recognized in Income		in Income
	Derivatives not accounted		Forward		Forward
	for as hedging		Currency		Currency
Fund	instruments under SFAS 133	Futures	Contracts	Futures	Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(3,993)	$—	$987
S&P 500 Index Fund	Stock Index Futures Contracts	1,563,565	—	(410,574)	—
Small Cap Index Fund	Stock Index Futures Contracts	(50,731)	—	(283,558)	—
International Index Fund	Forward Foreign Currency Contracts	—	145,104	—	1,881
International Index Fund	Stock Index Futures Contracts	261,321	—	(97,727)	—

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for Barclays Global Fund Advisors’ (“Barclays”) investment advisory services to the Master Portfolios.

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Income Fund	0.70%
S&P 500 Index Fund	0.20%	LifePath 2010 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2020 Fund	0.70%
International Index Fund	0.50%	LifePath 2030 Fund	0.70%
Equity and Bond Fund	None	LifePath 2040 Fund	0.70%
Bond Fund	0.10%	LifePath 2050 Fund	0.70%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the Underlying Funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the Underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and Northern Trust Investments, N.A. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund.

In accordance with the overall investment objectives of each respective Fund, Bridgeway, Westwood, Rainier, Marsico, Northern Cross, and Northern Trust determine which securities to buy and sell for each of those Funds, select the brokers and dealers to effect the transactions, and

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

For the six months ended June 30, 2009, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

					Northern	Northern
	Bridgeway	Westwood	Rainier	Marsico	Cross	Trust
Equity Fund	$205,210	$174,478	$—	$—	$—	$—
Small Mid/Cap Equity Fund	141,674	—	143,194	—	—	—
International Equity Fund	—	—	—	83,616	107,110	—
Small Cap Index Fund	—	—	—	—	—	109,497
International Index Fund	—	—	—	—	—	93,788

Total Sub-Advisory Fees	$346,884	$174,478	$143,194	$83,616	$107,110	$203,285

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts:

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

Effective January 1, 2008, distribution and service (12b-1) fees for Class B shares of the Small/Mid Cap Equity Fund, International Equity Fund and Equity and Bond Fund decreased from 0.95% of average daily net assets to 0.85% of average daily net assets.

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can be carried forward and reimbursed in a later time period. At June 30, 2009, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund is dependant upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$6,202,652	Money Market Fund	6,759,488
Small/Mid Cap Equity Fund	6,348,436	LifePath Income Fund	3,993,005
International Equity Fund	4,738,946	LifePath 2010 Fund	9,843,217
S&P 500 Index Fund	19,248,401	LifePath 2020 Fund	16,029,698
Small Cap Index Fund	10,468,762	LifePath 2030 Fund	11,487,163
International Index Fund	7,137,076	LifePath 2040 Fund	7,997,800
Equity and Bond Fund	8,664,241	LifePath 2050 Fund	40,604

Bond Fund	9,031,985	TOTAL	$134,961,422
Tax Advantaged Bond Fund	6,969,948

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreements

For the Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares of all Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses (for the Feeder Funds, this includes net expenses incurred at the Master Portfolio and Underlying Fund levels as applicable) exceed the percentage of each Class’s average net assets indicated in the table below.

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small/Mid Cap Equity Fund	1.40%	2.00%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.10%	1.50%	1.90%	1.25%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%	0.55%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund (a)	1.20%	1.90%	1.20%	1.60%	0.95%
Equity and Bond Fund	0.25%	0.85%	0.25%	0.65%	—
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	—
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
LifePath Income Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2010 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2050 Fund	1.30%	—	—	—	—

(a)	Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class A, Class B, Legacy Class A, Legacy Class B and Institutional was 1.15%, 1.85%, 1.15%, 1.55% and 0.90%, respectively.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

	Expense		Expense
	Reimbursement		Reimbursement
Fund	Threshold	Fund	Threshold
Equity Fund	0.10%	Money Market Fund	0.10%
Small/Mid Cap Equity Fund	0.10%	LifePath Income Fund	0.10%
International Equity Fund	0.20%	LifePath 2010 Fund	0.10%
S&P 500 Index Fund	0.10%	LifePath 2020 Fund	0.10%
Small Cap Index Fund	0.10%	LifePath 2030 Fund	0.10%
International Index Fund (a)	0.20%	LifePath 2040 Fund	0.10%
Bond Fund	0.10%	LifePath 2050 Fund	0.10%

(a)	Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class R shares was 0.15%.

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder services fees directly incurred by the Equity and Bond Fund.

Beginning in late January 2009, the daily net investment income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC and VP Management Corp. have been voluntarily waiving portions of their fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

The above arrangements are voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

Effective May 1, 2006, Barclays contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2011. Beginning on March 15, 2004 and until May 1, 2006, such waiver was voluntary.

Effective January 1, 2007, Barclays also contractually agreed to provide an offsetting credit against the investment advisory fees Barclays receives from the LifePath Master Portfolios and the S&P 500 Index Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2011. Also effective January 1, 2007, Barclays Global Investors (“BGI”), an affiliate of Barclays and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BGI in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2011. Beginning on May 1, 2006 and until December 31, 2006, such waivers were voluntary.

Barclays and BGI may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BGI at any time. During the period from July 3, 2008 through July 15, 2008, Barclays voluntarily waived a portion of its investment advisory fees payable by the Active Stock Master Portfolio.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3.	Investment transactions

For the six months ended June 30, 2009, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases	Sales
Equity Fund	$69,290,294	$66,213,470
Small/Mid Cap Equity Fund	72,054,284	71,172,112
International Equity Fund	19,641,539	19,101,955
Small Cap Index Fund	31,339,151	30,237,080
International Index Fund	6,072,339	5,551,272
Equity and Bond Fund	2,000,000	1,550,000
Bond Fund	16,399,179	15,680,231
Tax Advantaged Bond Fund	11,715,286	5,525,228

Futures and foreign currency contracts

As of June 30, 2009, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
65,484	Euro	1	07/01/2009	91,864	$—	$(432)
463,334	Hong Kong Dollar	2	07/02/2009	59,785	—	—
(252,831)	Hong Kong Dollar	2	07/02/2009	(32,623)	—	(1)
(3,150,014)	Japanese Yen	2	07/01/2009	(32,699)	—	(56)
(23,244)	Norwegian Krone	2	07/02/2009-07/06/2009	(3,615)	9	—
122,358	Singapore Dollar	2	07/02/2009	84,478	155	(46)
48,670	Swiss Franc	2	07/01/2009-07/02/2009	44,793	—	(128)
(23,290)	Swiss Franc	1	07/01/2009	(21,435)	3	—

				Total	$167	$(663)

International Index Fund

Foreign amount Purchased (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
196,209	Australian Dollar	1	09/16/2009	157,741	$—	$(2,259)
(176,003)	Australian Dollar	1	09/16/2009	(141,497)	—	(1,497)
155,117	British Pound	1	09/16/2009	255,426	1,426	—
(165,298)	British Pound	2	09/16/2009	(272,190)	—	(2,190)
142,665	Euro	1	09/16/2009	200,085	85	—
(101,863)	Euro	1	09/16/2009	(142,861)	—	(861)
(317,570)	Hong Kong Dollar	1	09/16/2009	(41,003)	—	(2)
61,901,862	Japanese Yen	2	09/16/2009	642,127	1,700	(4,573)
(48,685,350)	Japanese Yen	2	09/16/2009	(505,028)	4,972	—

				Total	$8,183	$(11,382)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2009:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	43	$2,167,370	$2,180,960	Long	September ‘09	$13,590

Total							13,590

International Index Fund	DJ Euro Stoxx 50	32	1,083,435	1,076,337	Long	September ‘09	(7,098)
International Index Fund	FTSE 100 Index	7	506,666	486,249	Long	September ‘09	(20,417)
International Index Fund	Share Price Index	3	237,017	236,532	Long	September ‘09	(485)
International Index Fund	TOPIX Index	7	663,678	670,726	Long	September ‘09	7,048

Total							$(20,952)

4.	Fund share transactions

At June 30, 2009, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2009:

	Class A Dollar Amounts				Class A Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,502,240	$1	$994,998	$2,507,243	854,470	—	247,786	606,684
Small/Mid Cap Equity Fund	2,906,391	(57)	1,142,650	1,763,684	515,859	(11)	209,159	306,689
International Equity Fund	1,500,848	(205)	827,346	673,297	233,637	(32)	134,402	99,203
S&P 500 Index Fund	8,410,309	146	3,289,553	5,120,902	1,318,048	22	529,101	788,969
Small Cap Index Fund	2,423,609	198	1,126,520	1,297,287	339,649	26	160,704	178,971
International Index Fund	2,820,547	183	1,565,676	1,255,054	364,738	23	210,383	154,378
Equity and Bond Fund	3,134,440	81,014	995,160	2,220,294	496,482	12,502	166,289	342,695
Bond Fund	16,316,252	810,223	5,543,305	11,583,170	1,562,932	77,512	531,390	1,109,054
Tax Advantaged Bond Fund	19,987,954	520,114	9,592,613	10,915,455	1,840,371	47,893	892,001	996,263
Money Market Fund	97,789,627	29,242	82,973,000	14,845,869	97,789,777	29,242	82,973,000	14,846,019
LifePath Income Fund	9,142,471	538,582	7,224,925	2,456,128	993,304	56,896	786,432	263,768
LifePath 2010 Fund	15,735,791	(2,467)	13,550,129	2,183,195	1,593,541	(256)	1,416,915	176,370
LifePath 2020 Fund	35,219,136	342	15,789,542	19,429,936	3,656,257	33	1,704,458	1,951,832
LifePath 2030 Fund	34,440,745	61	15,349,417	19,091,389	3,679,244	5	1,690,701	1,988,548
LifePath 2040 Fund	24,413,687	(1,489)	8,952,879	15,459,319	2,674,868	(121)	998,657	1,676,090
LifePath 2050 Fund	6,045,266	(108)	302,191	5,742,967	939,560	(16)	46,488	893,056

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$182,757	$(2)	$35,993	$146,762	44,392	(1)	8,695	35,696
Small/Mid Cap Equity Fund	162,998	—	46,883	116,115	29,963	—	8,836	21,127
International Equity Fund	105,323	—	50,854	54,469	16,796	—	8,221	8,575
S&P 500 Index Fund	641,461	2	220,467	420,996	101,117	(1)	35,241	65,875
Small Cap Index Fund	164,808	(48)	73,080	91,680	23,697	(7)	10,348	13,342
International Index Fund	223,234	(2)	92,106	131,126	29,681	—	12,442	17,239
Equity and Bond Fund	168,942	3,780	29,815	142,907	27,416	583	4,786	23,213
Bond Fund	587,188	33,138	181,978	438,348	56,539	3,173	17,540	42,172
Tax Advantaged Bond Fund	84,670	2,810	14,568	72,912	7,790	258	1,345	6,703
Money Market Fund	548,048	86	272,939	275,195	548,048	86	272,939	275,195
LifePath Income Fund	384,360	12,023	243,362	153,021	41,202	1,260	26,213	16,249
LifePath 2010 Fund	820,920	(60)	508,263	312,597	84,670	(6)	52,765	31,899
LifePath 2020 Fund	2,118,510	(90)	1,077,255	1,041,165	223,829	(9)	115,592	108,228
LifePath 2030 Fund	2,652,512	(2)	1,030,669	1,621,841	287,164	—	111,348	175,816
LifePath 2040 Fund	2,803,339	(22)	824,061	1,979,256	309,653	(2)	90,653	218,998

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$3,343,184	(307)	4,020,711	(677,834)	799,023	(71)	979,787	(180,835)
Small/Mid Cap Equity Fund	2,618,976	20	2,715,570	(96,574)	480,850	4	510,890	(30,036)
International Equity Fund	1,140,218	49	1,487,829	(347,562)	180,119	7	244,422	(64,296)
S&P 500 Index Fund	11,389,108	(278)	17,194,544	(5,805,714)	1,797,868	(43)	2,792,329	(994,504)
Small Cap Index Fund	4,339,174	(40)	6,200,819	(1,861,685)	624,562	(6)	923,612	(299,056)
International Index Fund	3,016,595	(38)	4,803,998	(1,787,441)	401,308	(5)	670,957	(269,654)
Equity and Bond Fund	2,633,403	417,196	5,131,862	(2,081,263)	423,178	63,892	829,656	(342,586)
Bond Fund	7,644,916	2,310,883	12,340,762	(2,384,963)	735,194	221,143	1,187,515	(231,178)
Tax Advantaged Bond Fund	1,564,812	523,887	2,598,294	(509,595)	144,371	48,348	240,349	(47,630)
Money Market Fund	38,383,054	40,854	32,062,399	6,361,509	38,383,054	40,854	32,062,399	6,361,509
LifePath Income Fund	3,074,082	720,979	10,587,189	(6,792,128)	334,043	75,019	1,145,170	(736,108)
LifePath 2010 Fund	6,595,014	(953)	20,687,095	(14,093,034)	680,267	(96)	2,170,775	(1,490,604)
LifePath 2020 Fund	12,533,089	(598)	26,407,068	(13,874,577)	1,324,436	(61)	2,862,951	(1,538,576)
LifePath 2030 Fund	11,030,465	(2,258)	15,498,628	(4,470,421)	1,197,051	(233)	1,707,035	(510,217)
LifePath 2040 Fund	10,191,113	(1,094)	9,849,938	340,081	1,128,786	(81)	1,124,132	4,573

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$702,380	$(377)	$1,542,613	$(840,610)	170,806	(87)	372,999	(202,280)
Small/Mid Cap Equity Fund	426,558	(56)	1,003,462	(576,960)	82,681	(11)	193,001	(110,331)
International Equity Fund	207,460	(198)	457,182	(249,920)	33,347	(31)	74,650	(41,334)
S&P 500 Index Fund	2,744,208	(19)	6,151,986	(3,407,797)	434,511	(3)	985,294	(550,786)
Small Cap Index Fund	848,703	3	2,119,169	(1,270,463)	124,630	1	316,535	(191,904)
International Index Fund	474,671	(1)	1,329,017	(854,347)	63,508	—	178,041	(114,533)
Equity and Bond Fund	811,719	126,009	2,264,477	(1,326,749)	131,138	19,267	(365,073)	(214,668)
Bond Fund	1,622,460	646,496	3,274,068	(1,005,112)	156,045	61,863	314,470	(96,562)
Tax Advantaged Bond Fund	60,347	44,770	190,803	(85,686)	5,563	4,132	17,719	(8,024)
Money Market Fund	6,133,813	1,001	3,698,674	2,436,140	6,133,813	1,001	3,698,674	2,436,140
LifePath Income Fund	641,526	76,701	1,226,857	(508,630)	69,089	7,942	132,355	(55,324)
LifePath 2010 Fund	1,041,369	(255)	3,755,746	(2,714,632)	108,169	(26)	396,171	(288,028)
LifePath 2020 Fund	2,685,090	76	5,909,939	(3,224,773)	287,424	8	637,743	(350,311)
LifePath 2030 Fund	2,176,492	12	3,289,937	(1,113,433)	237,306	1	361,730	(124,423)
LifePath 2040 Fund	2,042,525	4	2,389,046	(346,517)	225,975	—	267,456	(41,481)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,062,112	$13	$997,739	$3,064,386	987,400	3	253,942	733,461
Small/Mid Cap Equity Fund	2,240,053	128	1,066,032	1,174,149	401,878	16	203,533	198,361
International Equity Fund	1,028,571	177	599,228	429,520	160,998	28	103,016	58,010
S&P 500 Index Fund	6,938,483	(606)	3,081,804	3,856,073	1,088,879	(93)	497,688	591,098
Small Cap Index Fund	3,407,532	(646)	2,203,225	1,203,661	488,938	(89)	324,337	164,512
International Index Fund	2,687,337	(133)	2,589,698	97,506	355,949	(17)	359,022	(3,090)
Equity and Bond Fund	1,518,657	90,598	584,594	1,024,661	250,617	13,971	95,697	168,891
Bond Fund	4,814,300	472,002	4,456,419	829,883	462,588	45,223	429,752	78,059
Money Market Fund	29,867,327	20,580	23,072,744	6,815,163	29,867,327	20,580	23,072,744	6,815,163
LifePath Income Fund	1,905,216	153,619	1,611,109	447,726	206,767	15,963	173,872	48,858
LifePath 2010 Fund	3,869,406	(76)	3,780,175	89,155	395,555	(8)	393,680	1,867
LifePath 2020 Fund	10,252,406	(1,087)	5,481,546	4,769,773	1,065,413	(110)	603,861	461,442
LifePath 2030 Fund	10,338,463	(506)	5,829,023	4,508,934	1,137,059	(50)	655,091	481,918
LifePath 2040 Fund	13,417,436	3,146	5,446,971	7,973,611	1,472,163	249	620,925	851,487

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$512,741	$—	$152,043	$360,698	130,206	—	37,739	92,467
Small/Mid Cap Equity Fund	565,175	—	239,550	325,625	107,042	—	45,476	61,566
International Equity Fund	351,489	—	232,925	118,564	57,180	—	39,306	17,874
S&P 500 Index Fund	1,028,534	—	702,049	326,485	163,949	—	113,496	50,453
Small Cap Index Fund	451,514	—	311,444	140,070	64,549	—	46,160	18,389
International Index Fund	463,040	—	341,911	121,129	61,689	—	46,222	15,467
Equity and Bond Fund	300,397	10,274	90,794	219,877	49,881	1,603	14,921	36,563
Bond Fund	747,501	59,514	580,203	226,812	71,997	5,698	55,907	21,788
Money Market Fund	3,460,415	989	1,966,302	1,495,102	3,460,415	989	1,966,302	1,495,102
LifePath Income Fund	412,173	16,203	360,618	67,758	44,373	1,708	38,384	7,697
LifePath 2010 Fund	1,002,658	—	576,206	426,452	104,005	—	58,850	45,155
LifePath 2020 Fund	2,426,379	—	1,302,206	1,124,173	255,546	—	138,937	116,609
LifePath 2030 Fund	2,710,962	(197)	971,850	1,738,915	296,793	(17)	104,190	192,586
LifePath 2040 Fund	2,447,016	(446)	723,643	1,722,927	271,450	(40)	80,817	190,593
LifePath 2050 Fund	184,621	—	8,474	176,147	28,577	—	1,231	27,346

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$699,047	$—	$393,892	$305,155	170,755	—	97,545	73,210
Small/Mid Cap Equity Fund	411,638	—	600,012	(188,374)	77,914	—	113,751	(35,837)
International Equity Fund	510,394	—	440,602	69,792	77,443	—	77,542	(99)
S&P 500 Index Fund	809,751	—	915,070	(105,319)	131,116	—	155,997	(24,881)
Small Cap Index Fund	323,746	—	531,169	(207,423)	47,268	—	85,278	(38,010)
International Index Fund	307,087	—	607,255	(300,168)	42,662	—	87,341	(44,679)
Equity and Bond Fund	417,533	18,926	85,930	350,529	69,446	2,947	14,829	57,564
Bond Fund	1,300,993	65,740	800,091	566,642	125,537	6,297	77,448	54,386
Money Market Fund	1,984,985	3,756	2,839,843	(851,102)	1,984,985	3,756	2,839,843	(851,102)
LifePath Income Fund	457,222	23,071	245,218	235,075	47,386	2,382	26,504	23,264
LifePath 2010 Fund	1,174,509	—	867,532	306,977	120,356	—	90,531	29,825
LifePath 2020 Fund	2,080,323	—	1,190,187	890,136	221,168	—	120,845	100,323
LifePath 2030 Fund	1,713,343	—	1,855,739	(142,396)	189,115	—	206,138	(17,023)
LifePath 2040 Fund	1,421,229	—	1,660,909	(239,680)	159,015	—	188,923	(29,908)
LifePath 2050 Fund	11,631	—	4,448	7,183	1,784	—	610	1,174

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$58,538	$—	$42,124	$16,414	14,355	—	10,745	3,610
Small/Mid Cap Equity Fund	78,130	—	36,934	41,196	14,272	—	7,075	7,197
International Equity Fund	76,150	—	7,102	69,048	12,397	—	1,202	11,195
S&P 500 Index Fund	181,086	—	110,178	70,908	28,405	—	17,152	11,253
Small Cap Index Fund	55,351	—	20,151	35,200	7,807	—	3,021	4,786
International Index Fund	73,283	—	13,899	59,384	9,588	—	1,945	7,643
Equity and Bond Fund	40,171	991	34,331	6,831	6,540	155	5,722	973
Bond Fund	41,403	5,316	164,300	(117,581)	3,971	511	15,818	(11,336)
Money Market Fund	364,426	391	133,120	231,697	364,426	391	133,120	231,697
LifePath Income Fund	34,109	747	152	34,704	3,649	77	16	3,710
LifePath 2010 Fund	105,492	—	19,155	86,337	10,773	—	2,026	8,747
LifePath 2020 Fund	361,463	—	185,312	176,151	37,594	—	19,150	18,444
LifePath 2030 Fund	254,555	227	135,124	119,658	27,144	20	14,117	13,047
LifePath 2040 Fund	246,785	560	58,174	189,171	26,642	51	6,592	20,101

Year ended December 31, 2008 (Since commencement of investment operations on July 10, 2008 for the LifePath 2050 Fund):

Effective May 1, 2008, the Tax Advantaged Bond Fund no longer offered Institutional Shares.

	Class A Dollar Amounts				Class A Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,844,348	$241,851	$3,218,859	$3,867,340	1,098,471	57,609	569,238	586,842
Small/Mid Cap Equity Fund	9,778,616	89,484	3,404,961	6,463,139	1,060,641	16,266	412,395	664,512
International Equity Fund	5,030,928	163,869	2,167,321	3,027,476	477,105	25,598	229,961	272,742
S&P 500 Index Fund	25,170,674	889,543	13,366,723	12,693,494	2,688,670	137,649	1,469,383	1,356,936
Small Cap Index Fund	7,160,740	1,149,740	3,653,278	4,657,202	644,914	159,276	330,857	473,333
International Index Fund	12,469,335	396,854	6,866,437	5,999,752	1,018,096	49,757	615,971	451,882
Equity and Bond Fund	5,224,655	710,617	2,897,969	3,037,303	612,516	111,493	353,742	370,267
Bond Fund	23,255,098	1,172,856	8,245,625	16,182,329	2,234,992	113,503	801,344	1,547,151
Tax Advantaged Bond Fund	19,300,934	1,015,736	9,613,728	10,702,942	1,799,005	97,193	914,272	981,926
Money Market Fund	224,757,594	1,018,215	191,750,130	34,025,679	224,757,444	1,018,215	191,750,130	34,025,529
LifePath Income Fund	26,842,378	1,244,967	14,813,055	13,274,290	2,500,217	118,410	1,446,380	1,172,247
LifePath 2010 Fund	47,566,875	3,177,370	33,054,414	17,689,831	4,012,120	318,687	2,917,663	1,413,144
LifePath 2020 Fund	94,075,112	5,102,984	42,403,191	56,774,905	7,551,793	518,046	3,566,821	4,503,018
LifePath 2030 Fund	92,445,469	3,896,952	31,455,074	64,887,347	7,210,791	401,760	2,516,686	5,095,865
LifePath 2040 Fund	68,079,365	2,353,997	23,448,844	46,984,518	5,179,227	244,921	1,818,875	3,605,273
LifePath 2050 Fund	6,033,475	50,130	185,347	5,898,258	739,453	7,286	25,321	721,418

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class B Dollar Amounts				Class B Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$383,546	$10,893	$152,228	$242,211	62,748	2,581	26,331	38,998
Small/Mid Cap Equity Fund	698,977	8,217	143,847	563,347	77,590	1,340	17,084	61,846
International Equity Fund	406,105	13,691	126,780	293,016	38,198	2,161	12,889	27,470
S&P 500 Index Fund	1,729,469	45,145	475,295	1,299,319	185,107	6,935	52,502	139,540
Small Cap Index Fund	539,558	89,848	251,106	378,300	48,981	12,466	22,601	38,846
International Index Fund	794,807	17,761	260,412	552,156	64,848	2,212	22,700	44,360
Equity and Bond Fund	358,694	47,197	165,702	240,189	43,162	7,468	20,517	30,113
Bond Fund	873,839	46,626	233,698	686,767	83,952	4,519	22,609	65,862
Tax Advantaged Bond Fund	81,646	5,064	37,990	48,720	7,672	485	3,606	4,551
Money Market Fund	841,607	3,525	241,792	603,340	841,607	3,525	241,792	603,340
LifePath Income Fund	699,782	26,756	323,622	402,916	64,792	2,526	31,730	35,588
LifePath 2010 Fund	2,350,171	119,839	1,084,528	1,385,482	202,910	12,101	96,142	118,869
LifePath 2020 Fund	6,010,925	245,503	2,248,655	4,007,773	487,818	24,999	190,512	322,305
LifePath 2030 Fund	7,446,742	220,732	2,481,519	5,185,955	588,763	22,789	201,122	410,430
LifePath 2040 Fund	8,056,838	177,073	2,453,579	5,780,332	622,655	18,436	194,291	446,800

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,490,921	1,346,145	15,916,092	(7,079,026)	1,199,267	309,470	2,487,717	(978,980)
Small/Mid Cap Equity Fund	7,834,410	287,907	9,499,153	(1,376,836)	872,306	53,464	1,084,418	(158,648)
International Equity Fund	4,191,166	565,311	5,819,605	(1,063,128)	389,280	87,777	565,925	(88,868)
S&P 500 Index Fund	27,945,728	5,049,526	59,932,168	(26,936,914)	2,992,480	778,003	6,548,323	(2,777,840)
Small Cap Index Fund	10,633,108	7,672,036	22,345,734	(4,040,590)	964,868	1,071,567	2,032,204	4,231
International Index Fund	11,091,749	1,281,622	19,086,207	(6,712,836)	898,048	160,418	1,666,252	(607,786)
Equity and Bond Fund	6,245,312	4,942,290	16,667,670	(5,480,068)	754,095	767,171	2,018,288	(497,022)
Bond Fund	21,105,965	5,004,281	27,495,927	(1,385,681)	2,021,356	482,184	2,661,943	(158,403)
Tax Advantaged Bond Fund	4,200,457	1,305,568	5,698,766	(192,741)	391,018	124,718	541,010	(25,274)
Money Market Fund	88,547,475	1,615,014	68,129,803	22,032,686	88,547,475	1,615,014	68,129,803	22,032,686
LifePath Income Fund	11,342,668	2,326,774	27,331,031	(13,661,589)	1,025,995	216,197	2,643,456	(1,401,264)
LifePath 2010 Fund	20,440,610	5,887,968	58,818,711	(32,490,133)	1,765,410	594,124	5,223,212	(2,863,678)
LifePath 2020 Fund	35,070,665	7,940,310	74,728,492	(31,717,517)	2,865,952	810,099	6,273,703	(2,597,652)
LifePath 2030 Fund	31,222,124	4,553,313	48,524,331	(12,748,894)	2,444,885	469,911	3,877,616	(962,820)
LifePath 2040 Fund	25,990,437	2,680,919	33,298,134	(4,626,778)	1,988,951	278,662	2,576,164	(308,551)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,898,115	$382,198	$5,833,871	$(3,553,558)	305,852	88,271	920,382	(526,259)
Small/Mid Cap Equity Fund	1,725,243	98,630	2,635,666	(811,793)	204,985	18,973	318,320	(94,362)
International Equity Fund	781,643	152,572	1,365,643	(431,428)	75,537	23,863	133,787	(34,387)
S&P 500 Index Fund	6,982,323	1,313,393	27,707,959	(19,412,243)	755,502	202,062	2,991,239	(2,033,675)
Small Cap Index Fund	2,205,210	2,357,887	7,011,595	(2,448,498)	205,666	333,980	643,465	(103,819)
International Index Fund	1,830,066	259,321	3,841,747	(1,752,360)	152,072	32,335	326,449	(142,042)
Equity and Bond Fund	2,015,128	1,897,313	5,946,813	(2,034,372)	242,897	295,957	715,377	(176,523)
Bond Fund	3,537,593	1,393,736	6,064,237	(1,132,908)	339,402	134,262	585,835	(112,171)
Tax Advantaged Bond Fund	162,468	121,105	662,796	(379,223)	15,186	11,560	63,176	(36,430)
Money Market Fund	10,822,895	73,520	5,958,673	4,937,742	10,822,895	73,520	5,958,673	4,937,742
LifePath Income Fund	1,929,139	229,804	3,259,429	(1,100,486)	179,381	21,311	313,178	(112,486)
LifePath 2010 Fund	3,760,370	997,641	7,911,862	(3,153,851)	326,758	100,878	703,960	(276,324)
LifePath 2020 Fund	7,383,008	1,474,307	13,791,821	(4,934,506)	608,830	150,680	1,154,949	(395,439)
LifePath 2030 Fund	5,796,455	900,269	9,797,251	(3,100,527)	461,496	93,220	785,465	(230,749)
LifePath 2040 Fund	5,984,885	527,155	6,413,305	98,735	459,873	54,851	502,539	12,185

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$32,188,362	$429,031	$5,073,021	$27,544,372	5,298,666	101,702	824,377	4,575,991
Small/Mid Cap Equity Fund	6,300,016	110,499	4,231,987	2,178,528	691,394	19,798	483,886	227,306
International Equity Fund	2,420,609	179,548	1,763,547	836,610	236,529	27,973	168,553	95,949
S&P 500 Index Fund	11,114,755	1,166,982	17,314,262	(5,032,525)	1,200,786	179,374	1,862,857	(482,697)
Small Cap Index Fund	7,652,897	2,600,544	6,144,315	4,109,126	684,556	358,628	553,773	489,411
International Index Fund	8,610,232	589,998	7,763,156	1,437,074	702,402	73,366	659,993	115,775
Equity and Bond Fund	2,582,175	814,246	1,945,509	1,450,912	308,061	127,133	240,476	194,718
Bond Fund	10,274,249	839,917	33,006,833	(21,892,667)	986,087	81,160	3,192,312	(2,125,065)
Money Market Fund	65,376,135	559,763	52,381,551	13,554,347	65,376,135	559,763	52,381,551	13,554,347
LifePath Income Fund	3,569,064	368,722	4,099,627	(161,841)	331,756	34,404	383,585	(17,425)
LifePath 2010 Fund	9,816,396	1,188,862	7,729,047	3,276,211	848,161	119,384	672,127	295,418
LifePath 2020 Fund	15,982,550	1,857,505	15,084,011	2,756,044	1,290,609	188,900	1,268,559	210,950
LifePath 2030 Fund	18,051,233	1,652,964	14,304,318	5,399,879	1,402,296	169,864	1,127,585	444,575
LifePath 2040 Fund	23,854,567	1,488,606	12,433,210	12,909,963	1,823,018	153,844	961,456	1,015,406

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$831,274	$28,199	$382,893	$476,580	155,602	6,723	66,191	96,134
Small/Mid Cap Equity Fund	1,303,788	11,523	555,402	759,909	159,788	2,146	74,148	87,786
International Equity Fund	1,048,379	38,769	368,653	718,495	113,700	6,087	38,712	81,075
S&P 500 Index Fund	2,971,957	84,294	1,530,400	1,525,851	318,554	12,992	174,931	156,615
Small Cap Index Fund	967,424	144,841	513,413	598,852	87,626	20,076	48,587	59,115
International Index Fund	1,608,953	39,578	614,291	1,034,240	133,884	4,951	59,158	79,677
Equity and Bond Fund	561,261	115,299	298,117	378,443	68,702	18,354	38,886	48,170
Bond Fund	1,825,017	87,169	621,158	1,291,028	177,817	8,433	60,231	126,019
Money Market Fund	4,527,364	68,111	2,550,742	2,044,733	4,527,364	68,111	2,550,742	2,044,733
LifePath Income Fund	587,522	40,078	553,399	74,201	54,788	3,792	53,700	4,880
LifePath 2010 Fund	1,707,664	101,178	1,100,081	708,761	147,994	10,220	94,224	63,990
LifePath 2020 Fund	5,557,531	219,584	2,339,128	3,437,987	465,950	22,407	197,965	290,392
LifePath 2030 Fund	5,485,210	174,601	2,406,825	3,252,986	442,988	18,076	192,327	268,737
LifePath 2040 Fund	5,650,081	126,751	2,752,068	3,024,764	434,352	13,217	224,992	222,577
LifePath 2050 Fund	1,043,229	355	1,516	1,042,068	106,130	52	219	105,963

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$996,242	$69,298	$1,148,775	$(83,235)	174,843	16,499	182,360	8,982
Small/Mid Cap Equity Fund	1,400,404	24,253	808,942	615,715	173,243	4,475	95,324	82,394
International Equity Fund	1,103,080	55,219	903,732	254,567	108,205	8,642	86,184	30,663
S&P 500 Index Fund	2,341,750	137,542	1,654,470	824,822	255,682	21,259	171,083	105,858
Small Cap Index Fund	907,749	190,949	930,344	168,354	82,801	26,411	79,643	29,569
International Index Fund	1,509,238	63,539	1,110,666	462,111	133,266	7,943	88,550	52,659
Equity and Bond Fund	466,803	191,435	355,383	302,855	58,317	30,367	43,100	45,584
Bond Fund	1,544,618	107,215	1,084,386	567,447	149,168	10,358	103,642	55,884
Money Market Fund	8,489,569	187,128	4,502,183	4,174,514	8,489,569	187,128	4,502,183	4,174,514
LifePath Income Fund	1,345,427	55,892	765,631	635,688	121,821	5,190	72,145	54,866
LifePath 2010 Fund	3,043,750	195,171	1,889,534	1,349,387	255,345	19,655	164,363	110,637
LifePath 2020 Fund	4,332,674	257,382	2,132,675	2,457,381	343,953	26,210	170,781	199,382
LifePath 2030 Fund	5,497,985	234,479	2,482,162	3,250,302	424,806	24,198	197,301	251,703
LifePath 2040 Fund	4,744,799	168,465	1,884,138	3,029,126	374,698	17,512	141,566	250,644
LifePath 2050 Fund	1,000,000	—	—	1,000,000	100,000	—	—	100,000

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2008	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$96,827	$4,842	$71,444	$30,225	15,201	1,140	12,384	3,957
Small/Mid Cap Equity Fund	87,607	1,334	26,590	62,351	10,499	242	2,712	8,029
International Equity Fund	76,093	4,030	26,046	54,077	8,112	627	2,645	6,094
S&P 500 Index Fund	332,177	12,933	187,638	157,472	33,872	1,985	20,015	15,842
Small Cap Index Fund	127,192	19,503	65,192	81,503	11,457	2,674	5,518	8,613
International Index Fund	108,219	6,152	74,296	40,075	9,014	756	6,175	3,595
Equity and Bond Fund	32,457	9,808	16,223	26,042	3,916	1,551	1,979	3,488
Bond Fund	60,322	14,669	90,353	(15,362)	5,770	1,413	8,832	(1,649)
Money Market Fund	490,371	9,802	264,476	235,697	490,371	9,802	264,476	235,697
LifePath Income Fund	32,623	768	1,437	31,954	2,850	72	125	2,797
LifePath 2010 Fund	68,555	13,727	47,739	34,543	5,748	1,381	4,110	3,019
LifePath 2020 Fund	511,947	55,476	363,142	204,281	41,343	5,654	27,877	19,120
LifePath 2030 Fund	631,015	32,480	137,458	526,037	51,447	3,343	10,334	44,456
LifePath 2040 Fund	451,685	19,594	48,109	423,170	34,998	2,033	3,657	33,374

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if the performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (f)	$4.28	$0.02	$0.06	$0.08	$—	$—	$—
Year ended 12/31/2008	7.53	0.11	(3.24)	(3.13)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	8.76	0.15	(0.70)	(0.55)	(0.16)	(0.52)	(0.68)
Period ended 12/31/2006 (g)	8.44	0.07	0.76	0.83	(0.13)	(0.38)	(0.51)
Class B Shares
Six months ended 06/30/2009 (f)	4.30	—	0.05	0.05	—	—	—
Year ended 12/31/2008	7.53	0.07	(3.22)	(3.15)	(0.07)	(0.01)	(0.08)
Year ended 12/31/2007	8.77	0.09	(0.72)	(0.63)	(0.09)	(0.52)	(0.61)
Period ended 12/31/2006 (g)	8.44	0.03	0.77	0.80	(0.09)	(0.38)	(0.47)
Legacy Class A Shares
Six months ended 06/30/2009 (f)	4.43	0.02	0.06	0.08	—	—	—
Year ended 12/31/2008	7.78	0.12	(3.35)	(3.23)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	9.03	0.15	(0.73)	(0.58)	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	8.21	0.11	1.20	1.31	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.54	0.09	0.50	0.59	(0.09)	(0.83)	(0.92)
Year ended 12/31/2004	8.00	0.09	0.53	0.62	(0.08)	—	(0.08)
Legacy Class B Shares
Six months ended 06/30/2009 (f)	4.41	0.01	0.06	0.07	—	—	—
Year ended 12/31/2008	7.73	0.09	(3.32)	(3.23)	(0.08)	(0.01)	(0.09)
Year ended 12/31/2007	8.97	0.12	(0.73)	(0.61)	(0.11)	(0.52)	(0.63)
Year ended 12/31/2006	8.16	0.07	1.19	1.26	(0.07)	(0.38)	(0.45)
Year ended 12/31/2005	8.49	0.06	0.50	0.56	(0.06)	(0.83)	(0.89)
Year ended 12/31/2004	7.96	0.06	0.52	0.58	(0.05)	—	(0.05)
Institutional Shares
Six months ended 06/30/2009 (f)	4.29	0.02	0.05	0.07	—	—	—
Year ended 12/31/2008	7.54	0.13	(3.24)	(3.11)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	8.78	0.17	(0.72)	(0.55)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.13	1.16	1.29	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.34	0.12	0.49	0.61	(0.12)	(0.83)	(0.95)
Year ended 12/31/2004	7.81	0.13	0.52	0.65	(0.12)	—	(0.12)
Class R-1 Shares
Six months ended 06/30/2009 (f)	4.28	0.01	0.05	0.06	—	—	—
Year ended 12/31/2008	7.52	0.09	(3.22)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.75	0.12	(0.71)	(0.59)	(0.12)	(0.52)	(0.64)
Year ended 12/31/2006	7.98	0.08	1.16	1.24	(0.09)	(0.38)	(0.47)
Year ended 12/31/2005	8.33	0.06	0.49	0.55	(0.07)	(0.83)	(0.90)
Period ended 12/31/2004 (h)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-2 Shares
Six months ended 06/30/2009 (f)	4.27	0.02	0.05	0.07	—	—	—
Year ended 12/31/2008	7.51	0.10	(3.23)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.76	0.14	(0.71)	(0.57)	(0.16)	(0.52)	(0.68)
Year ended 12/31/2006	7.99	0.10	1.16	1.26	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.33	0.08	0.50	0.58	(0.09)	(0.83)	(0.92)
Period ended 12/31/2004 (h)	7.75	0.04	0.64	0.68	(0.10)	—	(0.10)
Class R-3 Shares
Six months ended 06/30/2009 (f)	4.29	0.02	0.05	0.07	—	—	—
Year ended 12/31/2008	7.54	0.12	(3.24)	(3.12)	(0.12)	(0.01)	(0.13)
Year ended 12/31/2007	8.77	0.17	(0.71)	(0.54)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.12	1.16	1.28	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.33	0.10	0.51	0.61	(0.11)	(0.83)	(0.94)
Period ended 12/31/2004 (h)	7.75	0.05	0.64	0.69	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class B shares represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B Shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Unaudited.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d) (e)	Net investment income (loss) (d)	Portfolio turnover rate

$4.36	1.87%	$13.7	1.20%	0.87%	1.23%	0.84%	76	%(d)
4.28	(41.52)	10.8	1.19	1.82	1.19	1.82	143
7.53	(6.38)	14.7	1.17	1.72	1.17	1.72	46
8.76	9.90	7.9	1.17	1.27	1.17	1.27	42

4.35	1.16	2.8	1.90	0.18	1.93	0.15	76	(d)
4.30	(41.84)	2.6	1.89	1.13	1.89	1.13	143
7.53	(7.27)	4.3	1.87	0.99	1.87	0.99	46
8.77	9.47	4.5	1.87	0.57	1.87	0.57	42

4.51	1.81	53.0	1.20	0.88	1.23	0.85	76	(d)
4.43	(41.54)	52.9	1.19	1.83	1.19	1.83	143
7.78	(6.57)	100.4	1.17	1.68	1.17	1.68	46
9.03	15.99	113.1	1.17	1.26	1.17	1.26	42
8.21	6.76	99.1	1.20	1.05	1.21	1.04	90
8.54	7.80	95.7	1.18	1.11	1.18	1.11	2

4.48	1.59	18.6	1.60	0.48	1.63	0.45	76	(d)
4.41	(41.77)	19.3	1.59	1.44	1.59	1.44	143
7.73	(6.91)	37.8	1.57	1.28	1.57	1.28	46
8.97	15.47	43.1	1.57	0.86	1.57	0.86	42
8.16	6.42	45.9	1.60	0.65	1.61	0.64	90
8.49	7.32	43.0	1.58	0.71	1.58	0.71	2

4.36	1.63	96.1	0.95	1.13	0.98	1.10	76	(d)
4.29	(41.28)	91.2	0.94	2.06	0.94	2.06	143
7.54	(6.36)	126.0	0.92	1.93	0.92	1.93	46
8.78	16.20	144.6	0.92	1.51	0.92	1.51	42
8.00	7.15	128.4	0.88	1.38	0.89	1.37	90
8.34	8.34	114.4	0.68	1.62	0.68	1.62	2

4.34	1.40	2.2	1.52	0.54	1.55	0.51	76	(d)
4.28	(41.63)	1.7	1.51	1.50	1.51	1.50	143
7.52	(6.84)	2.3	1.49	1.38	1.49	1.38	46
8.75	15.57	2.3	1.49	0.94	1.49	0.94	42
7.98	6.49	1.6	1.52	0.74	1.54	0.72	90
8.33	8.76	1.1	1.51	1.33	1.51	1.33	2

4.34	1.64	3.6	1.32	0.76	1.35	0.73	76	(d)
4.27	(41.62)	3.3	1.31	1.70	1.31	1.70	143
7.51	(6.66)	5.7	1.29	1.61	1.29	1.61	46
8.76	15.78	3.0	1.29	1.15	1.29	1.15	42
7.99	6.79	2.0	1.32	0.95	1.34	0.93	90
8.33	8.82	1.1	1.31	1.53	1.31	1.53	2

4.36	1.63	0.7	1.02	1.06	1.05	1.03	76	(d)
4.29	(41.36)	0.7	1.01	2.00	1.01	2.00	143
7.54	(6.32)	1.2	0.99	1.87	0.99	1.87	46
8.77	16.01	1.3	0.99	1.44	0.99	1.44	42
8.00	7.16	1.1	1.02	1.23	1.03	1.22	90
8.33	8.94	1.1	1.01	1.84	1.01	1.84	2

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (f)	$5.84	$—	$0.28	$0.28	$—	$—	$—
Year ended 12/31/2008	10.92	(0.03)	(5.00)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.80	(0.06)	1.74	1.68	—	(1.56)	(1.56)
Period ended 12/31/2006 (g)	11.35	(0.04)	0.42	0.38	—	(0.93)	(0.93)
Class B Shares
Six months ended 06/30/2009 (f)	5.73	(0.02)	0.27	0.25	—	—	—
Year ended 12/31/2008	10.77	(0.09)	(4.90)	(4.99)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.75	(0.14)	1.72	1.58	—	(1.56)	(1.56)
Period ended 12/31/2006 (g)	11.35	(0.09)	0.42	0.33	—	(0.93)	(0.93)
Legacy Class A Shares
Six months ended 06/30/2009 (f)	5.74	—	0.27	0.27	—	—	—
Year ended 12/31/2008	10.72	(0.03)	(4.90)	(4.93)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.06)	1.70	1.64	—	(1.56)	(1.56)
Year ended 12/31/2006	10.12	(0.06)	1.51	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.45	(0.04)	0.21	0.17	—	(0.50)	(0.50)
Year ended 12/31/2004	9.84	(0.04)	0.65	0.61	—	—	—
Legacy Class B Shares
Six months ended 06/30/2009 (f)	5.52	(0.01)	0.25	0.24	—	—	—
Year ended 12/31/2008	10.36	(0.07)	(4.72)	(4.79)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.36	(0.10)	1.66	1.56	—	(1.56)	(1.56)
Year ended 12/31/2006	9.91	(0.10)	1.48	1.38	—	(0.93)	(0.93)
Year ended 12/31/2005	10.29	(0.08)	0.20	0.12	—	(0.50)	(0.50)
Year ended 12/31/2004	9.73	(0.08)	0.64	0.56	—	—	—
Institutional Shares
Six months ended 06/30/2009 (f)	5.89	0.01	0.27	0.28	—	—	—
Year ended 12/31/2008	10.97	(0.01)	(5.02)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.83	(0.03)	1.73	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.25	(0.03)	1.54	1.51	—	(0.93)	(0.93)
Year ended 12/31/2005	10.55	(0.01)	0.21	0.20	—	(0.50)	(0.50)
Year ended 12/31/2004	9.90	0.01	0.64	0.65	—	—	—
Class R-1 Shares
Six months ended 06/30/2009 (f)	5.70	(0.01)	0.27	0.26	—	—	—
Year ended 12/31/2008	10.69	(0.06)	(4.88)	(4.94)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.10)	1.71	1.61	—	(1.56)	(1.56)
Year ended 12/31/2006	10.15	(0.10)	1.52	1.42	—	(0.93)	(0.93)
Year ended 12/31/2005	10.52	(0.07)	0.20	0.13	—	(0.50)	(0.50)
Period ended 12/31/2004 (h)	8.79	(0.02)	1.75	1.73	—	—	—
Class R-2 Shares
Six months ended 06/30/2009 (f)	5.76	—	0.26	0.26	—	—	—
Year ended 12/31/2008	10.77	(0.04)	(4.92)	(4.96)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.70	(0.07)	1.70	1.63	—	(1.56)	(1.56)
Year ended 12/31/2006	10.18	(0.07)	1.52	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.53	(0.05)	0.20	0.15	—	(0.50)	(0.50)
Period ended 12/31/2004 (h)	8.79	(0.01)	1.75	1.74	—	—	—
Class R-3 Shares
Six months ended 06/30/2009 (f)	5.86	0.01	0.26	0.27	—	—	—
Year ended 12/31/2008	10.92	(0.02)	(4.99)	(5.01)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.78	(0.04)	1.74	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.23	(0.04)	1.52	1.48	—	(0.93)	(0.93)
Year ended 12/31/2005	10.54	(0.02)	0.21	0.19	—	(0.50)	(0.50)
Period ended 12/31/2004 (h)	8.79	—	1.75	1.75	—	—	—

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class R-3 shares in 2004 and Class A and Legacy Class A shares in 2009 and less than $(0.01) per share for Class R-2 shares in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (e)	Expenses (d) (e)	Net investment income (loss) (e)	Portfolio turnover rate

$6.12	4.79%	$18.0	1.40%	0.02%	1.53%	(0.11)%	152	%(e)
5.84	(46.01)	15.4	1.40	(0.35)	1.45	(0.40)	99
10.92	15.49	21.5	1.40	(0.47)	1.44	(0.51)	98
10.80	3.43	10.9	1.40	(0.54)	1.45	(0.59)	155

5.98	4.36	6.1	2.00	(0.59)	2.13	(0.72)	152	(e)
5.73	(46.28)	5.7	2.00	(0.96)	2.04	(1.00)	99
10.77	14.63	10.1	2.10	(1.18)	2.14	(1.22)	98
10.75	2.99	9.6	2.10	(1.24)	2.15	(1.29)	155

6.01	4.70	45.0	1.40	0.01	1.53	(0.12)	152	(e)
5.74	(45.94)	43.2	1.40	(0.37)	1.45	(0.42)	99
10.72	15.33	82.5	1.40	(0.48)	1.44	(0.52)	98
10.64	14.43	71.8	1.40	(0.57)	1.45	(0.62)	155
10.12	1.57	65.1	1.40	(0.39)	1.51	(0.50)	61
10.45	6.20	64.2	1.40	(0.40)	1.44	(0.44)	37

5.76	4.35	14.3	1.80	(0.39)	1.93	(0.52)	152	(e)
5.52	(46.18)	14.3	1.80	(0.77)	1.85	(0.82)	99
10.36	14.99	27.8	1.80	(0.88)	1.84	(0.92)	98
10.36	14.03	25.2	1.80	(0.99)	1.84	(1.03)	155
9.91	1.10	41.2	1.80	(0.80)	1.91	(0.91)	61
10.29	5.76	41.4	1.80	(0.80)	1.84	(0.84)	37

6.17	4.75	15.9	1.15	0.26	1.28	0.13	152	(e)
5.89	(45.80)	14.0	1.15	(0.11)	1.20	(0.16)	99
10.97	15.62	23.6	1.15	(0.22)	1.19	(0.26)	98
10.83	14.84	15.7	1.15	(0.32)	1.20	(0.37)	155
10.25	1.83	13.5	1.07	(0.07)	1.18	(0.18)	61
10.55	6.57	11.8	0.90	0.11	0.95	0.06	37

5.96	4.56	2.4	1.72	(0.30)	1.85	(0.43)	152	(e)
5.70	(46.16)	1.9	1.72	(0.68)	1.77	(0.73)	99
10.69	15.07	2.7	1.72	(0.81)	1.76	(0.85)	98
10.64	14.09	2.1	1.72	(0.89)	1.77	(0.94)	155
10.15	1.17	1.6	1.72	(0.71)	1.83	(0.82)	61
10.52	19.68	1.2	1.72	(0.47)	1.80	(0.55)	37

6.02	4.51	3.3	1.52	(0.12)	1.65	(0.25)	152	(e)
5.76	(46.00)	3.4	1.52	(0.48)	1.57	(0.53)	99
10.77	15.16	5.4	1.52	(0.58)	1.56	(0.62)	98
10.70	14.35	1.9	1.52	(0.69)	1.56	(0.73)	155
10.18	1.36	1.4	1.52	(0.51)	1.63	(0.62)	61
10.53	19.80	1.2	1.52	(0.28)	1.60	(0.36)	37

6.13	4.61	0.9	1.22	0.20	1.35	0.07	152	(e)
5.86	(45.83)	0.8	1.22	(0.18)	1.27	(0.23)	99
10.92	15.71	1.4	1.22	(0.30)	1.26	(0.34)	98
10.78	14.56	1.4	1.22	(0.40)	1.27	(0.45)	155
10.23	1.74	1.3	1.22	(0.22)	1.33	(0.33)	61
10.54	19.91	1.2	1.22	0.02	1.30	(0.06)	37

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (f)	$6.57	$0.06	$0.59	$0.65	$—	$—	$—
Year ended 12/31/2008	12.80	0.16	(6.18)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.09	1.28	1.37	(0.15)	(0.86)	(1.01)
Period ended 12/31/2006 (g)	11.86	0.09	0.72	0.81	(0.23)	—	(0.23)
Class B Shares
Six months ended 06/30/2009 (f)	6.53	0.04	0.59	0.63	—	—	—
Year ended 12/31/2008	12.80	0.10	(6.16)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	—	1.27	1.27	(0.05)	(0.86)	(0.91)
Period ended 12/31/2006 (g)	11.86	0.03	0.72	0.75	(0.17)	—	(0.17)
Legacy Class A Shares
Six months ended 06/30/2009 (f)	6.61	0.06	0.60	0.66	—	—	—
Year ended 12/31/2008	12.88	0.16	(6.22)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.51	0.10	1.27	1.37	(0.14)	(0.86)	(1.00)
Year ended 12/31/2006	10.74	0.12	1.86	1.98	(0.21)	—	(0.21)
Year ended 12/31/2005	9.36	0.07	1.45	1.52	(0.14)	—	(0.14)
Year ended 12/31/2004	8.39	0.04	1.00	1.04	(0.07)	—	(0.07)
Legacy Class B Shares
Six months ended 06/30/2009 (f)	6.56	0.04	0.60	0.64	—	—	—
Year ended 12/31/2008	12.83	0.12	(6.18)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.04	1.27	1.31	(0.09)	(0.86)	(0.95)
Year ended 12/31/2006	10.68	0.06	1.85	1.91	(0.12)	—	(0.12)
Year ended 12/31/2005	9.31	0.04	1.44	1.48	(0.11)	—	(0.11)
Year ended 12/31/2004	8.35	0.01	0.98	0.99	(0.03)	—	(0.03)
Institutional Shares
Six months ended 06/30/2009 (f)	6.59	0.07	0.60	0.67	—	—	—
Year ended 12/31/2008	12.81	0.19	(6.20)	(6.01)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.45	0.13	1.27	1.40	(0.18)	(0.86)	(1.04)
Year ended 12/31/2006	10.68	0.15	1.85	2.00	(0.23)	—	(0.23)
Year ended 12/31/2005	9.31	0.10	1.44	1.54	(0.17)	—	(0.17)
Year ended 12/31/2004	8.35	0.08	0.99	1.07	(0.11)	—	(0.11)
Class R-1 Shares
Six months ended 06/30/2009 (f)	6.55	0.05	0.59	0.64	—	—	—
Year ended 12/31/2008	12.80	0.13	(6.17)	(6.04)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.05	1.28	1.33	(0.11)	(0.86)	(0.97)
Year ended 12/31/2006	10.68	0.08	1.85	1.93	(0.17)	—	(0.17)
Year ended 12/31/2005	9.32	0.04	1.44	1.48	(0.12)	—	(0.12)
Period ended 12/31/2004 (i)	8.32	(0.02)	1.11	1.09	(0.09)	—	(0.09)
Class R-2 Shares
Six months ended 06/30/2009 (f)	6.57	0.05	0.60	0.65	—	—	—
Year ended 12/31/2008	12.81	0.15	(6.18)	(6.03)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.06	1.29	1.35	(0.15)	(0.86)	(1.01)
Year ended 12/31/2006	10.71	0.10	1.86	1.96	(0.20)	—	(0.20)
Year ended 12/31/2005	9.32	0.06	1.46	1.52	(0.13)	—	(0.13)
Period ended 12/31/2004 (i)	8.32	(0.01)	1.10	1.09	(0.09)	—	(0.09)
Class R-3 Shares
Six months ended 06/30/2009 (f)	6.59	0.06	0.61	0.67	—	—	—
Year ended 12/31/2008	12.82	0.18	(6.20)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.46	0.12	1.27	1.39	(0.17)	(0.86)	(1.03)
Year ended 12/31/2006	10.70	0.14	1.85	1.99	(0.23)	—	(0.23)
Year ended 12/31/2005	9.32	0.09	1.45	1.54	(0.16)	—	(0.16)
Period ended 12/31/2004 (i)	8.32	—	1.10	1.10	(0.10)	—	(0.10)

(a)	Net investment income represents less than $0.01 per share for Class B shares in 2007 and Class R-3 shares in 2004.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (e)	Expenses (d) (e)	Net investment income (loss) (e)	Portfolio turnover rate

$7.22	9.89%	$12.8	1.50%	1.84%	1.87%	1.47%	58	%(e)
6.57	(47.02)	11.0	1.50	1.58	1.67	1.41	154
12.80	10.80	17.9	1.50	0.69	1.60	0.59	52
12.44	6.79 (h)	12.4	1.50	1.08	1.64	0.94	30

7.16	9.65	6.6	2.10	1.23	2.47	0.86	58	(e)
6.53	(47.34)	6.0	2.10	0.98	2.27	0.81	154
12.80	10.00	11.3	2.20	0.03	2.30	(0.07)	52
12.44	6.30 (h)	10.7	2.20	0.43	2.34	0.29	30

7.27	9.98	33.7	1.50	1.82	1.87	1.45	58	(e)
6.61	(47.04)	31.0	1.50	1.59	1.67	1.42	154
12.88	10.66	61.6	1.50	0.73	1.60	0.63	52
12.51	18.38 (h)	56.5	1.50	1.00	1.62	0.88	30
10.74	16.27	44.7	1.50	0.78	1.73	0.55	27
9.36	12.34	34.4	1.50	0.48	1.68	0.30	22

7.20	9.76	11.2	1.90	1.42	2.27	1.05	58	(e)
6.56	(47.27)	10.5	1.90	1.18	2.07	1.01	154
12.83	10.36	21.0	1.90	0.33	2.00	0.23	52
12.47	17.92 (h)	19.6	1.90	0.53	2.02	0.41	30
10.68	15.84	34.3	1.90	0.40	2.13	0.17	27
9.31	11.89	28.9	1.90	0.06	2.08	(0.12)	22

7.26	10.17	9.4	1.25	2.09	1.62	1.72	58	(e)
6.59	(46.91)	8.2	1.25	1.83	1.42	1.66	154
12.81	10.91	14.7	1.25	0.96	1.35	0.86	52
12.45	18.76 (h)	11.9	1.25	1.26	1.37	1.14	30
10.68	16.57	9.3	1.17	1.09	1.41	0.85	27
9.31	12.78	6.3	1.00	0.96	1.18	0.78	22

7.19	9.77	2.4	1.82	1.52	2.19	1.15	58	(e)
6.55	(47.18)	2.1	1.82	1.26	2.00	1.08	154
12.80	10.43	3.0	1.82	0.38	1.92	0.28	52
12.44	18.11 (h)	2.3	1.82	0.68	1.95	0.55	30
10.68	15.86	1.6	1.82	0.42	2.05	0.19	27
9.32	13.06	1.2	1.82	(0.70)	2.04	(0.92)	22

7.22	9.89	2.8	1.62	1.63	1.99	1.26	58	(e)
6.57	(47.06)	2.6	1.62	1.48	1.79	1.31	154
12.81	10.59	4.7	1.62	0.49	1.73	0.38	52
12.47	18.28 (h)	2.2	1.62	0.84	1.75	0.71	30
10.71	16.34	1.5	1.62	0.67	1.85	0.44	27
9.32	13.12	1.1	1.62	(0.49)	1.84	(0.71)	22

7.26	10.17	1.1	1.32	2.04	1.70	1.66	58	(e)
6.59	(46.99)	0.9	1.32	1.76	1.49	1.59	154
12.82	10.99	1.7	1.32	0.91	1.42	0.81	52
12.46	18.56 (h)	1.6	1.32	1.18	1.44	1.06	30
10.70	16.51	1.3	1.32	0.97	1.55	0.74	27
9.32	13.22	1.1	1.32	(0.19)	1.54	(0.41)	22

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	Based upon net asset value of $12.44, $12.44, $12.51, $12.47, $12.45, $12.44, $12.47 and $12.46 for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.46, $12.46, $12.54, $12.49, $12.48, $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, 18.11%, 19.04%, 18.30%, 18.47% and 18.75%, respectively.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$6.74	$0.06	$0.14	$0.20	$—	$—	$—
Year ended 12/31/2008	11.08	0.15	(4.32)	(4.17)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.77	0.15	0.35	0.50	(0.15)	(0.04)	(0.19)
Period ended 12/31/2006 (i)	9.96	0.09	0.86	0.95	(0.14)	—	(0.14)
Class B Shares
Six months ended 06/30/2009 (h)	6.77	0.04	0.13	0.17	—	—	—
Year ended 12/31/2008	11.10	0.09	(4.31)	(4.22)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	10.77	0.06	0.38	0.44	(0.07)	(0.04)	(0.11)
Period ended 12/31/2006 (i)	9.96	0.04	0.86	0.90	(0.09)	—	(0.09)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	6.76	0.06	0.13	0.19	—	—	—
Year ended 12/31/2008	11.09	0.15	(4.31)	(4.16)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.76	0.14	0.37	0.51	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.12	1.30	1.42	(0.12)	—	(0.12)
Year ended 12/31/2005	9.18	0.10	0.28	0.38	(0.10)	—	(0.10)
Year ended 12/31/2004	8.43	0.11	0.74	0.85	(0.10)	—	(0.10)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	6.77	0.05	0.13	0.18	—	—	—
Year ended 12/31/2008	11.09	0.11	(4.31)	(4.20)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	10.75	0.10	0.37	0.47	(0.09)	(0.04)	(0.13)
Year ended 12/31/2006	9.46	0.08	1.28	1.36	(0.07)	—	(0.07)
Year ended 12/31/2005	9.18	0.06	0.28	0.34	(0.06)	—	(0.06)
Year ended 12/31/2004	8.43	0.08	0.74	0.82	(0.07)	—	(0.07)
Institutional Shares
Six months ended 06/30/2009 (h)	6.76	0.07	0.14	0.21	—	—	—
Year ended 12/31/2008	11.12	0.17	(4.34)	(4.17)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.17	0.37	0.54	(0.17)	(0.04)	(0.21)
Year ended 12/31/2006	9.49	0.15	1.29	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.21	0.13	0.28	0.41	(0.13)	—	(0.13)
Year ended 12/31/2004	8.45	0.16	0.74	0.90	(0.14)	—	(0.14)
Class R-1 Shares
Six months ended 06/30/2009 (h)	6.75	0.05	0.14	0.19	—	—	—
Year ended 12/31/2008	11.09	0.12	(4.32)	(4.20)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	10.76	0.11	0.36	0.47	(0.10)	(0.04)	(0.14)
Year ended 12/31/2006	9.47	0.09	1.30	1.39	(0.10)	—	(0.10)
Year ended 12/31/2005	9.20	0.07	0.27	0.34	(0.07)	—	(0.07)
Period ended 12/31/2004 (j)	8.62	0.04	0.66	0.70	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2009 (h)	6.73	0.06	0.14	0.20	—	—	—
Year ended 12/31/2008	11.06	0.14	(4.31)	(4.17)	(0.15)	(0.01)	(0.16)
Year ended 12/31/2007	10.75	0.13	0.36	0.49	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.11	1.29	1.40	(0.11)	—	(0.11)
Year ended 12/31/2005	9.20	0.09	0.28	0.37	(0.11)	—	(0.11)
Period ended 12/31/2004 (j)	8.62	0.05	0.65	0.70	(0.12)	—	(0.12)
Class R-3 Shares
Six months ended 06/30/2009 (h)	6.77	0.07	0.13	0.20	—	—	—
Year ended 12/31/2008	11.12	0.17	(4.33)	(4.16)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.16	0.37	0.53	(0.16)	(0.04)	(0.20)
Year ended 12/31/2006	9.49	0.14	1.30	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.20	0.12	0.28	0.40	(0.11)	—	(0.11)
Period ended 12/31/2004 (j)	8.62	0.06	0.65	0.71	(0.13)	—	(0.13)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.05% and 2.74%, respectively, for the six months ended June 30, 2009.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.05% and 2.74%, respectively, for the six months ended June 30, 2009.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e)	Net investment income (loss) (a) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$6.94	2.97%	$47.0	0.80%	1.99%	0.83%	1.96%	2%
6.74	(37.51)	40.4	0.79	1.63	0.79	1.63	8
11.08	4.69	51.4	0.78	1.30	0.78	1.30	7
10.77	9.57	22.1	0.78	1.30	0.78	1.30	14

6.94	2.51	10.3	1.50	1.29	1.53	1.26	2
6.77	(37.96)	9.6	1.49	0.93	1.49	0.93	8
11.10	4.09	14.2	1.48	0.58	1.48	0.58	7
10.77	9.03	12.0	1.48	0.59	1.48	0.59	14

6.95	2.81	207.2	0.80	2.00	0.83	1.96	2
6.76	(37.46)	208.0	0.79	1.61	0.79	1.61	8
11.09	4.73	372.3	0.78	1.27	0.78	1.27	7
10.76	14.97	375.6	0.78	1.21	0.78	1.21	14
9.46	4.08	339.8	0.80	1.10	0.82	1.08	10
9.18	10.06	291.4	0.80	1.29	0.80	1.29	14

6.95	2.66	70.7	1.20	1.59	1.23	1.56	2
6.77	(37.78)	72.5	1.19	1.20	1.19	1.20	8
11.09	4.41	141.3	1.18	0.87	1.18	0.87	7
10.75	14.42	142.9	1.18	0.80	1.18	0.80	14
9.46	3.69	139.0	1.20	0.70	1.22	0.68	10
9.18	9.67	124.1	1.20	0.87	1.20	0.87	14

6.97	3.11	47.3	0.55	2.24	0.58	2.21	2
6.76	(37.39)	41.9	0.54	1.86	0.54	1.86	8
11.12	4.99	74.2	0.53	1.52	0.53	1.52	7
10.79	15.21	66.4	0.53	1.46	0.53	1.46	14
9.49	4.38	53.0	0.48	1.42	0.50	1.40	10
9.21	10.59	40.4	0.30	1.79	0.30	1.79	14

6.94	2.81	5.3	1.12	1.67	1.15	1.64	2
6.75	(37.76)	4.8	1.11	1.32	1.11	1.32	8
11.09	4.40	6.2	1.10	0.95	1.10	0.95	7
10.76	14.64	5.4	1.10	0.90	1.10	0.90	14
9.47	3.73	3.3	1.12	0.79	1.15	0.76	10
9.20	8.12	1.6	1.12	1.65	1.12	1.65	14

6.93	2.97	6.5	0.92	1.88	0.95	1.85	2
6.73	(37.60)	6.5	0.91	1.51	0.91	1.51	8
11.06	4.58	9.6	0.90	1.17	0.90	1.17	7
10.75	14.82	5.9	0.90	1.11	0.90	1.11	14
9.46	3.95	3.5	0.92	1.02	0.95	0.99	10
9.20	8.11	1.1	0.92	1.93	0.92	1.93	14

6.97	2.95	1.4	0.62	2.18	0.65	2.15	2
6.77	(37.35)	1.3	0.61	1.81	0.61	1.81	8
11.12	4.92	1.9	0.60	1.45	0.60	1.45	7
10.79	15.14	1.7	0.60	1.39	0.60	1.39	14
9.49	4.35	1.3	0.62	1.28	0.65	1.25	10
9.20	8.20	1.1	0.62	2.24	0.62	2.24	14

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$7.68	$0.02	$0.16	$0.18	$—	$—	$—
Year ended 12/31/2008	13.04	0.06	(4.62)	(4.56)	(0.05)	(0.75)	(0.80)
Year ended 12/31/2007	14.32	0.10	(0.46)	(0.36)	(0.10)	(0.82)	(0.92)
Period ended 12/31/2006 (i)	15.06	0.05	0.43	0.48	(0.06)	(1.16)	(1.22)
Class B Shares
Six months ended 06/30/2009 (h)	7.66	(0.01)	0.16	0.15	—	—	—
Year ended 12/31/2008	13.01	(0.02)	(4.58)	(4.60)	—	(0.75)	(0.75)
Year ended 12/31/2007	14.29	(0.01)	(0.45)	(0.46)	—	(0.82)	(0.82)
Period ended 12/31/2006 (i)	15.06	(0.03)	0.42	0.39	—	(1.16)	(1.16)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	7.61	0.02	0.15	0.17	—	—	—
Year ended 12/31/2008	12.91	0.06	(4.57)	(4.51)	(0.04)	(0.75)	(0.79)
Year ended 12/31/2007	14.17	0.09	(0.45)	(0.36)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.11	0.05	2.20	2.25	(0.03)	(1.16)	(1.19)
Year ended 12/31/2005	13.31	0.05	0.43	0.48	(0.01)	(0.67)	(0.68)
Year ended 12/31/2004	11.69	0.05	1.99	2.04	(0.03)	(0.39)	(0.42)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	7.51	—	0.15	0.15	—	—	—
Year ended 12/31/2008	12.74	0.02	(4.50)	(4.48)	—	(0.75)	(0.75)
Year ended 12/31/2007	13.99	0.03	(0.44)	(0.41)	(0.02)	(0.82)	(0.84)
Year ended 12/31/2006	12.99	(0.01)	2.17	2.16	—	(1.16)	(1.16)
Year ended 12/31/2005	13.23	—	0.43	0.43	—	(0.67)	(0.67)
Year ended 12/31/2004	11.65	—	1.97	1.97	—	(0.39)	(0.39)
Institutional Shares
Six months ended 06/30/2009 (h)	7.70	0.02	0.16	0.18	—	—	—
Year ended 12/31/2008	13.06	0.09	(4.63)	(4.54)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.13	(0.46)	(0.33)	(0.12)	(0.82)	(0.94)
Year ended 12/31/2006	13.25	0.09	2.22	2.31	(0.07)	(1.16)	(1.23)
Year ended 12/31/2005	13.44	0.10	0.43	0.53	(0.05)	(0.67)	(0.72)
Year ended 12/31/2004	11.80	0.11	2.00	2.11	(0.08)	(0.39)	(0.47)
Class R-1 Shares
Six months ended 06/30/2009 (h)	7.67	—	0.17	0.17	—	—	—
Year ended 12/31/2008	13.00	0.03	(4.60)	(4.57)	(0.01)	(0.75)	(0.76)
Year ended 12/31/2007	14.26	0.05	(0.45)	(0.40)	(0.04)	(0.82)	(0.86)
Year ended 12/31/2006	13.21	0.01	2.20	2.21	—	(1.16)	(1.16)
Year ended 12/31/2005	13.44	0.01	0.43	0.44	—	(0.67)	(0.67)
Period ended 12/31/2004 (j)	12.13	0.02	1.73	1.75	(0.05)	(0.39)	(0.44)
Class R-2 Shares
Six months ended 06/30/2009 (h)	7.68	0.01	0.16	0.17	—	—	—
Year ended 12/31/2008	13.03	0.05	(4.62)	(4.57)	(0.03)	(0.75)	(0.78)
Year ended 12/31/2007	14.31	0.08	(0.46)	(0.38)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.24	0.04	2.21	2.25	(0.02)	(1.16)	(1.18)
Year ended 12/31/2005	13.44	0.04	0.44	0.48	(0.01)	(0.67)	(0.68)
Period ended 12/31/2004 (j)	12.13	0.03	1.73	1.76	(0.06)	(0.39)	(0.45)
Class R-3 Shares
Six months ended 06/30/2009 (h)	7.71	0.02	0.16	0.18	—	—	—
Year ended 12/31/2008	13.06	0.08	(4.61)	(4.53)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.12	(0.46)	(0.34)	(0.11)	(0.82)	(0.93)
Year ended 12/31/2006	13.25	0.08	2.22	2.30	(0.06)	(1.16)	(1.22)
Year ended 12/31/2005	13.44	0.08	0.43	0.51	(0.03)	(0.67)	(0.70)
Period ended 12/31/2004 (j)	12.13	0.04	1.73	1.77	(0.07)	(0.39)	(0.46)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Legacy Class B shares in 2004, 2005 and 2009 and Class R-1 shares in 2009.

(c)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of Master Portfolio through September 9, 2005.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (c) (e) (f)	Net investment income (loss) (c) (f)	Expenses (c) (e) (f)	Net investment income (loss) (c) (f)	Portfolio turnover rate (g)

$7.86	2.34%	$19.3	0.95%	0.44%	1.07%	0.32%	35	%(f)
7.68	(34.60)	17.5	0.95	0.57	1.00	0.52	20
13.04	(2.58)	23.5	0.95	0.68	0.99	0.64	18
14.32	3.15	15.3	0.95	0.46	0.98	0.43	27

7.81	1.96	6.3	1.65	(0.25)	1.77	(0.37)	35	(f)
7.66	(35.00)	6.1	1.65	(0.14)	1.70	(0.19)	20
13.01	(3.24)	9.9	1.65	(0.05)	1.68	(0.08)	18
14.29	2.55	10.1	1.65	(0.27)	1.68	(0.30)	27

7.78	2.23	97.6	0.95	0.45	1.07	0.33	35	(f)
7.61	(34.53)	97.8	0.95	0.55	1.00	0.50	20
12.91	(2.56)	165.8	0.95	0.64	0.98	0.61	18
14.17	17.10	183.7	0.95	0.35	0.97	0.33	27
13.11	3.55	157.2	0.95	0.41	1.01	0.35	3
13.31	17.40	134.2	0.95	0.41	0.97	0.39	20

7.66	2.00	34.4	1.35	0.05	1.47	(0.07)	35	(f)
7.51	(34.79)	35.2	1.35	0.15	1.40	0.10	20
12.74	(2.93)	61.0	1.35	0.25	1.38	0.22	18
13.99	16.58	66.7	1.35	(0.06)	1.37	(0.08)	27
12.99	3.18	75.2	1.35	0.00	1.41	(0.06)	3
13.23	16.90	69.6	1.35	0.00	1.37	(0.02)	20

7.88	2.34	30.9	0.70	0.69	0.82	0.57	35	(f)
7.70	(34.35)	28.9	0.70	0.81	0.75	0.76	20
13.06	(2.34)	42.7	0.70	0.90	0.73	0.87	18
14.33	17.36	43.6	0.70	0.61	0.72	0.59	27
13.25	3.89	31.2	0.63	0.73	0.69	0.67	3
13.44	17.84	23.7	0.45	0.92	0.47	0.90	20

7.84	2.22	2.5	1.27	0.11	1.39	(0.01)	35	(f)
7.67	(34.77)	2.3	1.27	0.24	1.32	0.19	20
13.00	(2.87)	3.1	1.27	0.33	1.30	0.30	18
14.26	16.69	3.0	1.27	0.05	1.29	0.03	27
13.21	3.20	2.0	1.27	0.09	1.33	0.03	3
13.44	14.42	1.3	1.27	0.57	1.31	0.53	20

7.85	2.21	2.5	1.07	0.32	1.19	0.20	35	(f)
7.68	(34.67)	2.7	1.07	0.44	1.12	0.39	20
13.03	(2.67)	4.2	1.07	0.55	1.11	0.51	18
14.31	16.96	3.1	1.07	0.25	1.09	0.23	27
13.24	3.46	1.6	1.07	0.29	1.13	0.23	3
13.44	14.46	1.1	1.07	0.74	1.11	0.70	20

7.89	2.33	0.9	0.77	0.63	0.89	0.51	35	(f)
7.71	(34.33)	0.8	0.77	0.74	0.82	0.69	20
13.06	(2.40)	1.3	0.77	0.83	0.80	0.80	18
14.33	17.27	1.3	0.77	0.54	0.79	0.52	27
13.25	3.75	1.1	0.77	0.58	0.83	0.52	3
13.44	14.55	1.1	0.77	1.04	0.81	1.00	20

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$8.25	$0.13	$0.33	$0.46	$—	$—	$—
Year ended 12/31/2008	14.67	0.29	(6.51)	(6.22)	(0.20)	—	(0.20)
Year ended 12/31/2007	13.84	0.25	1.12	1.37	(0.34)	(0.20)	(0.54)
Period ended 12/31/2006 (i)	13.04	0.13	1.11	1.24	(0.30)	(0.14)	(0.44)
Class B Shares
Six months ended 06/30/2009 (h)	8.26	0.11	0.32	0.43	—	—	—
Year ended 12/31/2008	14.67	0.21	(6.50)	(6.29)	(0.12)	—	(0.12)
Year ended 12/31/2007	13.84	0.15	1.10	1.25	(0.22)	(0.20)	(0.42)
Period ended 12/31/2006 (i)	13.04	0.08	1.09	1.17	(0.23)	(0.14)	(0.37)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	8.22	0.13	0.33	0.46	—	—	—
Year ended 12/31/2008	14.65	0.30	(6.54)	(6.24)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.81	0.26	1.10	1.36	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.42	0.22	2.59	2.81	(0.28)	(0.14)	(0.42)
Year ended 12/31/2005	10.30	0.16	1.15	1.31	(0.19)	—	(0.19)
Year ended 12/31/2004	8.74	0.12	1.55	1.67	(0.11)	—	(0.11)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	8.25	0.12	0.32	0.44	—	—	—
Year ended 12/31/2008	14.66	0.25	(6.52)	(6.27)	(0.14)	—	(0.14)
Year ended 12/31/2007	13.82	0.20	1.10	1.30	(0.26)	(0.20)	(0.46)
Year ended 12/31/2006	11.42	0.17	2.58	2.75	(0.21)	(0.14)	(0.35)
Year ended 12/31/2005	10.29	0.12	1.15	1.27	(0.14)	—	(0.14)
Year ended 12/31/2004	8.74	0.09	1.54	1.63	(0.08)	—	(0.08)
Institutional Shares
Six months ended 06/30/2009 (h)	8.24	0.14	0.33	0.47	—	—	—
Year ended 12/31/2008	14.70	0.33	(6.57)	(6.24)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.85	0.30	1.11	1.41	(0.36)	(0.20)	(0.56)
Year ended 12/31/2006	11.46	0.25	2.59	2.84	(0.31)	(0.14)	(0.45)
Year ended 12/31/2005	10.33	0.20	1.15	1.35	(0.22)	—	(0.22)
Year ended 12/31/2004	8.75	0.17	1.56	1.73	(0.15)	—	(0.15)
Class R-1 Shares
Six months ended 06/30/2009 (h)	8.24	0.12	0.33	0.45	—	—	—
Year ended 12/31/2008	14.67	0.26	(6.53)	(6.27)	(0.16)	—	(0.16)
Year ended 12/31/2007	13.84	0.20	1.12	1.32	(0.29)	(0.20)	(0.49)
Year ended 12/31/2006	11.45	0.17	2.61	2.78	(0.25)	(0.14)	(0.39)
Year ended 12/31/2005	10.32	0.13	1.15	1.28	(0.15)	—	(0.15)
Period ended 12/31/2004 (k)	9.07	0.01	1.37	1.38	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2009 (h)	8.23	0.12	0.34	0.46	—	—	—
Year ended 12/31/2008	14.67	0.28	(6.53)	(6.25)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.85	0.22	1.12	1.34	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.45	0.21	2.60	2.81	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	10.32	0.15	1.16	1.31	(0.18)	—	(0.18)
Period ended 12/31/2004 (k)	9.07	0.01	1.38	1.39	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2009 (h)	8.26	0.14	0.32	0.46	—	—	—
Year ended 12/31/2008	14.71	0.32	(6.55)	(6.23)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.86	0.28	1.12	1.40	(0.35)	(0.20)	(0.55)
Year ended 12/31/2006	11.45	0.24	2.61	2.85	(0.30)	(0.14)	(0.44)
Year ended 12/31/2005	10.32	0.19	1.14	1.33	(0.20)	—	(0.20)
Period ended 12/31/2004 (k)	9.07	0.02	1.37	1.39	(0.14)	—	(0.14)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of Master Portfolio through September 9, 2005.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009 described in Note 2 under Expense Reduction Agreements.

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%. The portfolio turnover rate for all other years prior to 2005 represents that of the Master Portfolio.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e) (f)	Net Investment income (loss) (a) (f)	Expenses (a) (d) (f)	Net investment income (loss) (a) (f)	Portfolio turnover rate (g)

$8.71	5.58%	$26.3	1.17%	3.50%	1.42%	3.25%	8	%(f)
8.25	(42.38)	23.6	1.15	2.49	1.28	2.36	8
14.67	9.63	35.4	1.15	1.69	1.28	1.56	2
13.84	9.49 (j)	17.1	1.15	1.49	1.31	1.33	8

8.69	5.21	8.2	1.87	2.80	2.12	2.55	8	(f)
8.26	(42.89)	7.6	1.85	1.79	1.98	1.66	8
14.67	8.82	12.9	1.85	1.04	1.98	0.91	2
13.84	8.96 (j)	11.2	1.85	0.96	2.00	0.81	8

8.68	5.60	73.9	1.17	3.47	1.42	3.22	8	(f)
8.22	(42.55)	72.2	1.15	2.51	1.28	2.38	8
14.65	9.61	137.5	1.15	1.74	1.28	1.61	2
13.81	24.51 (j)	125.4	1.15	1.73	1.31	1.57	8
11.42	12.67	90.9	1.15	1.54	1.28	1.41	1
10.30	19.15	60.0	1.15	1.36	1.21	1.30	39

8.69	5.33	23.6	1.57	3.08	1.82	2.83	8	(f)
8.25	(42.72)	23.3	1.55	2.10	1.68	1.97	8
14.66	9.17	43.5	1.55	1.34	1.67	1.22	2
13.82	24.00 (j)	40.3	1.55	1.35	1.71	1.19	8
11.42	12.36	47.5	1.55	1.17	1.68	1.04	1
10.29	18.60	38.6	1.55	0.98	1.61	0.92	39

8.71	5.70	26.3	0.92	3.74	1.17	3.49	8	(f)
8.24	(42.38)	24.9	0.90	2.75	1.03	2.62	8
14.70	9.93	42.7	0.90	1.99	1.03	1.86	2
13.85	24.72 (j)	33.2	0.90	1.95	1.06	1.79	8
11.46	13.02	19.1	0.83	1.86	0.96	1.73	1
10.33	19.81	11.8	0.65	1.86	0.71	1.80	39

8.69	5.46	3.3	1.49	3.20	1.74	2.95	8	(f)
8.24	(42.69)	3.0	1.47	2.17	1.60	2.04	8
14.67	9.28	4.1	1.47	1.37	1.60	1.24	2
13.84	24.19 (j)	3.1	1.47	1.37	1.63	1.21	8
11.45	12.44	1.9	1.47	1.23	1.60	1.10	1
10.32	15.24	1.3	1.47	0.28	1.56	0.19	39

8.69	5.59	3.6	1.29	3.30	1.53	3.06	8	(f)
8.23	(42.59)	3.8	1.27	2.36	1.40	2.23	8
14.67	9.55	6.0	1.27	1.50	1.40	1.37	2
13.85	24.45 (j)	3.2	1.27	1.61	1.43	1.45	8
11.45	12.66	1.8	1.27	1.41	1.40	1.28	1
10.32	15.27	1.1	1.27	0.47	1.36	0.38	39

8.72	5.57	1.3	0.99	3.70	1.24	3.45	8	(f)
8.26	(42.34)	1.1	0.97	2.68	1.10	2.55	8
14.71	9.86	2.0	0.97	1.91	1.10	1.78	2
13.86	24.81 (j)	1.7	0.97	1.91	1.13	1.75	8
11.45	12.88	1.3	0.97	1.75	1.10	1.62	1
10.32	15.37	1.1	0.97	0.77	1.05	0.69	39

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $13.84, $13.84, $13.81, $13.82, $13.85, $13.84, $13.85 and $13.86 for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $13.87, $13.87, $13.84, $13.85, $13.88, $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, 24.27%, 24.99%, 24.45%, 24.63% and 25.08%, respectively.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (f)	$6.33	$0.05	$0.15	$0.20	$(0.05)	$—	$(0.05)
Year ended 12/31/2008	9.33	0.26	(2.64)	(2.38)	(0.26)	(0.36)	(0.62)
Year ended 12/31/2007	10.00	0.30	(0.43)	(0.13)	(0.28)	(0.26)	(0.54)
Period ended 12/31/2006 (g)	9.99	0.21	0.60	0.81	(0.25)	(0.55)	(0.80)
Class B Shares
Six months ended 06/30/2009 (f)	6.34	0.03	0.15	0.18	(0.03)	—	(0.03)
Year ended 12/31/2008	9.33	0.21	(2.63)	(2.42)	(0.21)	(0.36)	(0.57)
Year ended 12/31/2007	10.00	0.21	(0.41)	(0.20)	(0.21)	(0.26)	(0.47)
Period ended 12/31/2006 (g)	9.99	0.15	0.61	0.76	(0.20)	(0.55)	(0.75)
Legacy Class A Shares
Six months ended 06/30/2009 (f)	6.38	0.05	0.15	0.20	(0.05)	—	(0.05)
Year ended 12/31/2008	9.39	0.25	(2.65)	(2.40)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	10.05	0.28	(0.40)	(0.12)	(0.28)	(0.26)	(0.54)
Year ended 12/31/2006	9.76	0.24	0.84	1.08	(0.24)	(0.55)	(0.79)
Year ended 12/31/2005	9.52	0.21	0.17	0.38	(0.14)	—	(0.14)
Year ended 12/31/2004	9.14	0.20	0.37	0.57	(0.19)	—	(0.19)
Legacy Class B Shares
Six months ended 06/30/2009 (f)	6.39	0.04	0.15	0.19	(0.04)	—	(0.04)
Year ended 12/31/2008	9.40	0.22	(2.65)	(2.43)	(0.22)	(0.36)	(0.58)
Year ended 12/31/2007	10.06	0.24	(0.40)	(0.16)	(0.24)	(0.26)	(0.50)
Year ended 12/31/2006	9.77	0.19	0.84	1.03	(0.19)	(0.55)	(0.74)
Year ended 12/31/2005	9.53	0.17	0.19	0.36	(0.12)	—	(0.12)
Year ended 12/31/2004	9.15	0.16	0.38	0.54	(0.16)	—	(0.16)
Institutional Shares
Six months ended 06/30/2009 (f)	6.33	0.06	0.16	0.22	(0.06)	—	(0.06)
Year ended 12/31/2008	9.33	0.28	(2.64)	(2.36)	(0.28)	(0.36)	(0.64)
Year ended 12/31/2007	10.00	0.31	(0.41)	(0.10)	(0.31)	(0.26)	(0.57)
Year ended 12/31/2006	9.71	0.27	0.83	1.10	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.47	0.25	0.15	0.40	(0.16)	—	(0.16)
Year ended 12/31/2004	9.10	0.25	0.36	0.61	(0.24)	—	(0.24)
Class R-1 Shares
Six months ended 06/30/2009 (f)	6.25	0.04	0.16	0.20	(0.04)	—	(0.04)
Year ended 12/31/2008	9.22	0.23	(2.61)	(2.38)	(0.23)	(0.36)	(0.59)
Year ended 12/31/2007	9.89	0.25	(0.41)	(0.16)	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	9.62	0.22	0.81	1.03	(0.21)	(0.55)	(0.76)
Year ended 12/31/2005	9.40	0.19	0.17	0.36	(0.14)	—	(0.14)
Period ended 12/31/2004 (h)	9.13	0.13	0.35	0.48	(0.21)	—	(0.21)
Class R-2 Shares
Six months ended 06/30/2009 (f)	6.26	0.05	0.16	0.21	(0.05)	—	(0.05)
Year ended 12/31/2008	9.24	0.24	(2.61)	(2.37)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	9.90	0.33	(0.46)	(0.13)	(0.27)	(0.26)	(0.53)
Year ended 12/31/2006	9.63	0.23	0.82	1.05	(0.23)	(0.55)	(0.78)
Year ended 12/31/2005	9.40	0.20	0.17	0.37	(0.14)	—	(0.14)
Period ended 12/31/2004 (h)	9.13	0.14	0.35	0.49	(0.22)	—	(0.22)
Class R-3 Shares
Six months ended 06/30/2009 (f)	6.27	0.06	0.15	0.21	(0.06)	—	(0.06)
Year ended 12/31/2008	9.25	0.27	(2.62)	(2.35)	(0.27)	(0.36)	(0.63)
Year ended 12/31/2007	9.91	0.30	(0.40)	(0.10)	(0.30)	(0.26)	(0.56)
Year ended 12/31/2006	9.64	0.26	0.82	1.08	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.40	0.22	0.17	0.39	(0.15)	—	(0.15)
Period ended 12/31/2004 (h)	9.13	0.15	0.35	0.50	(0.23)	—	(0.23)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	The expense ratios for the Institutional shares include the effect of the decreased voluntary expense reduction threshold (where applicable) and decreased shareholder services fees effective May 1, 2005.

(d)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d) (e)	Net investment income (loss) (e)	Expenses (c) (d) (e)	Net investment income (loss) (e)	Portfolio turnover rate

$6.48	3.18%	$17.0	0.25%	1.71%	0.40%	1.56%	2	%(e)
6.33	(25.61)	14.4	0.25	3.12	0.34	3.03	16
9.33	(1.35)	17.8	0.25	2.97	0.34	2.88	1
10.00	8.10	12.7	0.25	3.00	0.44	2.81	1

6.49	2.89	7.2	0.85	1.11	1.00	0.96	2	(e)
6.34	(25.99)	6.9	0.84	2.50	0.94	2.40	16
9.33	(2.06)	9.9	0.95	2.04	1.04	1.95	1
10.00	7.59	10.2	0.95	2.13	1.13	1.95	1

6.53	3.13	64.2	0.25	1.71	0.40	1.56	2	(e)
6.38	(25.57)	64.8	0.25	2.99	0.34	2.90	16
9.39	(1.27)	100.1	0.25	2.70	0.34	2.61	1
10.05	11.05	107.3	0.25	2.33	0.41	2.17	1
9.76	4.70	108.9	0.33	2.18	0.47	2.04	1
9.52	6.28	99.4	0.50	2.16	0.59	2.07	1

6.54	2.94	31.8	0.65	1.31	0.80	1.16	2	(e)
6.39	(25.87)	32.4	0.65	2.62	0.74	2.53	16
9.40	(1.66)	49.4	0.65	2.30	0.74	2.21	1
10.06	10.56	52.9	0.65	1.91	0.81	1.75	1
9.77	4.28	60.4	0.73	1.77	0.87	1.63	1
9.53	5.89	56.6	0.90	1.76	0.99	1.67	1

6.49	3.44	10.3	0.00	1.96	0.15	1.81	2	(e)
6.33	(25.40)	9.0	0.00	3.34	0.09	3.25	16
9.33	(1.12)	11.4	0.00	3.01	0.09	2.92	1
10.00	11.38	10.9	0.00	2.66	0.17	2.49	1
9.71	5.14	9.0	0.00	2.59	0.14	2.45	1
9.47	6.77	6.8	0.00	2.75	0.09	2.66	1

6.41	3.22	2.3	0.57	1.39	0.72	1.24	2	(e)
6.25	(25.86)	2.0	0.57	2.78	0.66	2.69	16
9.22	(1.67)	2.6	0.57	2.48	0.66	2.39	1
9.89	10.71	2.1	0.57	2.19	0.74	2.02	1
9.62	4.36	1.5	0.64	1.97	0.78	1.83	1
9.40	5.28	1.1	0.82	3.77	0.92	3.67	1

6.42	3.31	3.3	0.37	1.59	0.52	1.44	2	(e)
6.26	(25.75)	2.9	0.37	2.99	0.46	2.90	16
9.24	(1.37)	3.8	0.37	3.29	0.45	3.21	1
9.90	10.90	1.4	0.37	2.32	0.54	2.15	1
9.63	4.56	1.1	0.45	2.07	0.59	1.93	1
9.40	5.33	1.0	0.62	3.82	0.72	3.72	1

6.42	3.27	0.8	0.07	1.89	0.22	1.74	2	(e)
6.27	(25.46)	0.8	0.07	3.28	0.16	3.19	16
9.25	(1.10)	1.1	0.07	2.95	0.16	2.86	1
9.91	11.19	1.2	0.07	2.57	0.23	2.41	1
9.64	4.96	1.1	0.15	2.36	0.29	2.22	1
9.40	5.43	1.0	0.32	4.13	0.42	4.03	1

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (d)	$10.29	$0.23	$0.35	$0.58	$(0.23)	$—	$(0.23)
Year ended 12/31/2008	10.52	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.32	0.45	0.20	0.65	(0.45)	—	(0.45)
Period ended 12/31/2006 (e)	10.11	0.30	0.21	0.51	(0.30)	—	(0.30)
Class B Shares
Six months ended 06/30/2009 (d)	10.28	0.21	0.35	0.56	(0.21)	—	(0.21)
Year ended 12/31/2008	10.51	0.42	(0.23)	0.19	(0.42)	—	(0.42)
Year ended 12/31/2007	10.32	0.41	0.19	0.60	(0.41)	—	(0.41)
Period ended 12/31/2006 (e)	10.11	0.27	0.21	0.48	(0.27)	—	(0.27)
Legacy Class A Shares
Six months ended 06/30/2009 (d)	10.30	0.23	0.35	0.58	(0.23)	—	(0.23)
Year ended 12/31/2008	10.53	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.33	0.45	0.20	0.65	(0.45)	—	(0.45)
Year ended 12/31/2006	10.39	0.43	(0.06)	0.37	(0.43)	—	(0.43)
Year ended 12/31/2005	10.66	0.41	(0.27)	0.14	(0.41)	—	(0.41)
Year ended 12/31/2004	10.66	0.40	—	0.40	(0.40)	—	(0.40)
Legacy Class B Shares
Six months ended 06/30/2009 (d)	10.30	0.21	0.35	0.56	(0.21)	—	(0.21)
Year ended 12/31/2008	10.53	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.34	0.41	0.19	0.60	(0.41)	—	(0.41)
Year ended 12/31/2006	10.39	0.39	(0.05)	0.34	(0.39)	—	(0.39)
Year ended 12/31/2005	10.66	0.37	(0.27)	0.10	(0.37)	—	(0.37)
Year ended 12/31/2004	10.66	0.36	—	0.36	(0.36)	—	(0.36)
Institutional Shares
Six months ended 06/30/2009 (d)	10.29	0.24	0.34	0.58	(0.24)	—	(0.24)
Year ended 12/31/2008	10.51	0.49	(0.22)	0.27	(0.49)	—	(0.49)
Year ended 12/31/2007	10.32	0.48	0.19	0.67	(0.48)	—	(0.48)
Year ended 12/31/2006	10.38	0.46	(0.06)	0.40	(0.46)	—	(0.46)
Year ended 12/31/2005	10.64	0.44	(0.26)	0.18	(0.44)	—	(0.44)
Year ended 12/31/2004	10.65	0.46	(0.01)	0.45	(0.46)	—	(0.46)
Class R-1 Shares
Six months ended 06/30/2009 (d)	10.29	0.21	0.35	0.56	(0.21)	—	(0.21)
Year ended 12/31/2008	10.52	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.32	0.42	0.20	0.62	(0.42)	—	(0.42)
Year ended 12/31/2006	10.38	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Year ended 12/31/2005	10.64	0.38	(0.26)	0.12	(0.38)	—	(0.38)
Period ended 12/31/2004 (f)	10.61	0.13	0.03	0.16	(0.13)	—	(0.13)
Class R-2 Shares
Six months ended 06/30/2009 (d)	10.28	0.22	0.35	0.57	(0.22)	—	(0.22)
Year ended 12/31/2008	10.51	0.45	(0.23)	0.22	(0.45)	—	(0.45)
Year ended 12/31/2007	10.32	0.44	0.19	0.63	(0.44)	—	(0.44)
Year ended 12/31/2006	10.37	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Year ended 12/31/2005	10.65	0.40	(0.28)	0.12	(0.40)	—	(0.40)
Period ended 12/31/2004 (f)	10.61	0.14	0.04	0.18	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2009 (d)	10.29	0.24	0.35	0.59	(0.24)	—	(0.24)
Year ended 12/31/2008	10.52	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Year ended 12/31/2007	10.33	0.47	0.19	0.66	(0.47)	—	(0.47)
Year ended 12/31/2006	10.38	0.45	(0.05)	0.40	(0.45)	—	(0.45)
Year ended 12/31/2005	10.65	0.43	(0.27)	0.16	(0.43)	—	(0.43)
Period ended 12/31/2004 (f)	10.61	0.15	0.04	0.19	(0.15)	—	(0.15)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	Unaudited.

(e)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(f)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations August 23, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions

Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b) (c)	Net investment income (loss) (c)	Expenses (b) (c)	Net investment income (loss) (c)	Portfolio turnover rate

$10.64	5.66%	$51.6	0.70%	4.36%	0.70%	4.36%	11	%(c)
10.29	2.30	38.5	0.70	4.49	0.70	4.49	6
10.52	6.50	23.1	0.70	4.40	0.70	4.40	16
10.32	5.06	12.3	0.69	4.25	0.69	4.25	16

10.63	5.46	7.2	1.10	3.97	1.10	3.97	11	(c)
10.28	1.89	6.6	1.10	4.09	1.10	4.09	6
10.51	5.98	6.0	1.10	3.99	1.10	3.99	16
10.32	4.78	5.4	1.09	3.84	1.09	3.84	16

10.65	5.66	115.4	0.70	4.37	0.70	4.37	11	(c)
10.30	2.30	114.0	0.70	4.48	0.70	4.48	6
10.53	6.50	118.2	0.70	4.39	0.70	4.39	16
10.33	3.68	120.9	0.69	4.20	0.69	4.20	16
10.39	1.32	138.0	0.70	3.89	0.73	3.86	11
10.66	3.86	121.1	0.68	3.79	0.68	3.79	12

10.65	5.45	51.4	1.10	3.97	1.10	3.97	11	(c)
10.30	1.90	50.7	1.10	4.08	1.10	4.08	6
10.53	5.97	53.0	1.10	3.99	1.10	3.99	16
10.34	3.37	53.8	1.09	3.80	1.09	3.80	16
10.39	0.93	55.8	1.10	3.49	1.13	3.46	11
10.66	3.45	54.5	1.08	3.39	1.08	3.39	12

10.63	5.69	78.2	0.45	4.62	0.45	4.62	11	(c)
10.29	2.66	74.8	0.45	4.72	0.45	4.72	6
10.51	6.66	98.8	0.45	4.64	0.45	4.64	16
10.32	3.94	89.7	0.44	4.46	0.44	4.46	16
10.38	1.76	81.4	0.37	4.22	0.40	4.19	11
10.64	4.29	72.9	0.18	4.29	0.18	4.29	12

10.64	5.49	4.2	1.02	4.05	1.02	4.05	11	(c)
10.29	1.98	3.9	1.02	4.18	1.02	4.18	6
10.52	6.16	2.6	1.02	4.08	1.02	4.08	16
10.32	3.35	2.2	1.01	3.89	1.01	3.89	16
10.38	1.12	1.7	1.02	3.58	1.05	3.55	11
10.64	1.53	1.2	1.00	3.48	1.00	3.48	12

10.63	5.60	4.5	0.82	4.25	0.82	4.25	11	(c)
10.28	2.18	3.7	0.82	4.37	0.82	4.37	6
10.51	6.27	3.2	0.82	4.28	0.82	4.28	16
10.32	3.66	2.3	0.81	4.09	0.81	4.09	16
10.37	1.12	1.6	0.82	3.78	0.85	3.75	11
10.65	1.70	1.0	0.80	3.68	0.80	3.68	12

10.64	5.75	1.2	0.52	4.56	0.52	4.56	11	(c)
10.29	2.49	1.3	0.52	4.66	0.52	4.66	6
10.52	6.59	1.3	0.52	4.57	0.52	4.57	16
10.33	3.97	1.2	0.51	4.39	0.51	4.39	16
10.38	1.51	1.1	0.52	4.08	0.55	4.05	11
10.65	1.81	1.0	0.50	3.98	0.50	3.98	12

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions

Class A Shares
Six months ended 06/30/2009 (c)	$10.51	$0.21	$0.35	$0.56	$(0.21)	$—	$(0.21)
Year ended 12/31/2008	10.83	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.89	0.43	(0.01)	0.42	(0.43)	(0.05)	(0.48)
Period ended 12/31/2006 (d)	10.79	0.29	0.11	0.40	(0.29)	(0.01)	(0.30)
Class B Shares
Six months ended 06/30/2009 (c)	10.50	0.19	0.35	0.54	(0.19)	—	(0.19)
Year ended 12/31/2008	10.82	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.89	0.38	(0.02)	0.36	(0.38)	(0.05)	(0.43)
Period ended 12/31/2006 (d)	10.79	0.26	0.11	0.37	(0.26)	(0.01)	(0.27)
Legacy Class A Shares
Six months ended 06/30/2009 (c)	10.49	0.21	0.35	0.56	(0.21)	—	(0.21)
Year ended 12/31/2008	10.81	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.87	0.42	(0.01)	0.41	(0.42)	(0.05)	(0.47)
Year ended 12/31/2006	10.96	0.43	(0.08)	0.35	(0.43)	(0.01)	(0.44)
Year ended 12/31/2005	11.13	0.43	(0.17)	0.26	(0.43)	—	(0.43)
Year ended 12/31/2004	11.15	0.43	(0.02)	0.41	(0.43)	—	(0.43)
Legacy Class B Shares
Six months ended 06/30/2009 (c)	10.49	0.19	0.35	0.54	(0.19)	—	(0.19)
Year ended 12/31/2008	10.81	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.87	0.38	(0.01)	0.37	(0.38)	(0.05)	(0.43)
Year ended 12/31/2006	10.96	0.39	(0.08)	0.31	(0.39)	(0.01)	(0.40)
Year ended 12/31/2005	11.13	0.38	(0.17)	0.21	(0.38)	—	(0.38)
Year ended 12/31/2004	11.15	0.38	(0.02)	0.36	(0.38)	—	(0.38)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

(d)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate

$10.86	5.37%	$42.6	0.70%	3.95%	0.70%	3.95%	9	%(b)
10.51	1.88	30.7	0.70	3.96	0.71	3.95	36
10.83	4.01	21.0	0.70	3.93	0.72	3.91	18
10.89	3.80	6.3	0.70	3.95	0.70	3.95	4

10.85	5.17	3.5	1.10	3.55	1.10	3.55	9	(b)
10.50	1.48	3.3	1.10	3.55	1.11	3.54	36
10.82	3.50	3.4	1.10	3.54	1.12	3.52	18
10.89	3.52	3.3	1.10	3.55	1.11	3.54	4

10.84	5.38	61.6	0.70	3.96	0.70	3.96	9	(b)
10.49	1.88	60.1	0.70	3.95	0.71	3.94	36
10.81	4.00	62.2	0.70	3.94	0.72	3.92	18
10.87	3.32	64.0	0.70	3.97	0.71	3.96	4
10.96	2.35	73.3	0.70	3.86	0.72	3.84	0
11.13	3.74	66.2	0.70	3.86	0.70	3.86	2

10.84	5.17	25.6	1.10	3.56	1.10	3.56	9	(b)
10.49	1.47	24.9	1.10	3.55	1.11	3.54	36
10.81	3.59	26.0	1.10	3.54	1.12	3.52	18
10.87	2.91	26.5	1.10	3.58	1.11	3.57	4
10.96	1.94	34.0	1.10	3.47	1.12	3.45	0
11.13	3.33	34.8	1.10	3.46	1.10	3.46	2

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions

	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions

Class A Shares
Six months ended 06/30/2009 (f)	$1.00	$—	$—	$—	$—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Period ended 12/31/2006 (g)	1.00	0.03	0.03	(0.03)	(0.03)
Class B Shares
Six months ended 06/30/2009 (f)	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Period ended 12/31/2006 (g)	1.00	0.03	0.03	(0.03)	(0.03)
Legacy Class A Shares
Six months ended 06/30/2009 (f)	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Legacy Class B Shares
Six months ended 06/30/2009 (f)	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2004	1.00	—	—	—	—
Institutional Shares
Six months ended 06/30/2009 (f)	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Year ended 12/31/2004	1.00	0.01	0.01	(0.01)	(0.01)
Class R-1 Shares
Six months ended 06/30/2009 (f)	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (h)	1.00	—	—	—	—
Class R-2 Shares
Six months ended 06/30/2009 (f)	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Period ended 12/31/2004 (h)	1.00	—	—	—	—
Class R-3 Shares
Six months ended 06/30/2009 (f)	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Period ended 12/31/2004 (h)	1.00	—	—	—	—

(a)	Net investment income and distributions represent less that $0.01 per share for Legacy Class B, Class R-1, Class R-2 and Class R-3 shares in 2004 and Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares in 2009.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for 2009 include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 2 under Expense Reduction Agreements.

(f)	Unaudited.

(g)	For all the data, the period is from commencement of investment operations April 27, 2006.

(h)	For all the data, the period is from commencement of investment operations August 31, 2004.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d) (e)	Net investment income (d)	Expenses (c) (d)	Net investment income (d)

$1.00	0.04%	$86.9	0.41%	0.08%	0.61%	(0.12)%
1.00	2.02	72.1	0.60	1.89	0.61	1.88
1.00	4.67	38.1	0.60	4.50	0.64	4.46
1.00	3.23	19.5	0.60	4.62	0.60	4.62

1.00	0.01	3.4	0.47	0.03	1.01	(0.51)
1.00	1.62	3.2	1.00	1.57	1.01	1.56
1.00	4.25	2.6	1.00	4.17	1.03	4.14
1.00	2.91	2.5	1.00	4.22	1.02	4.20

1.00	0.04	102.7	0.41	0.08	0.61	(0.12)
1.00	2.02	96.3	0.60	1.96	0.61	1.95
1.00	4.67	74.3	0.60	4.57	0.63	4.54
1.00	4.50	75.2	0.60	4.38	0.63	4.35
1.00	2.64	80.5	0.60	2.62	0.71	2.51
1.00	0.76	73.1	0.60	0.78	0.63	0.75

1.00	0.01	12.4	0.46	0.02	1.01	(0.53)
1.00	1.62	9.9	1.00	1.52	1.01	1.51
1.00	4.26	5.0	1.00	4.16	1.03	4.13
1.00	4.08	4.1	1.00	3.93	1.03	3.90
1.00	2.22	6.4	1.00	2.22	1.11	2.11
1.00	0.36	5.9	1.00	0.36	1.03	0.33

1.00	0.06	39.7	0.37	0.11	0.46	0.02
1.00	2.17	32.9	0.45	2.07	0.46	2.06
1.00	4.82	19.3	0.45	4.70	0.48	4.67
1.00	4.65	12.9	0.45	4.57	0.48	4.54
1.00	2.89	11.2	0.37	2.85	0.48	2.74
1.00	1.17	9.2	0.20	1.20	0.23	1.17

1.00	0.02	7.6	0.45	0.03	0.93	(0.45)
1.00	1.70	6.1	0.92	1.63	0.93	1.62
1.00	4.33	4.1	0.92	4.25	0.95	4.22
1.00	4.16	4.3	0.92	4.11	0.94	4.09
1.00	2.32	2.7	0.92	2.42	1.04	2.30
1.00	0.31	1.1	0.92	0.94	0.98	0.88

1.00	0.03	11.6	0.44	0.07	0.73	(0.22)
1.00	1.90	12.5	0.72	1.85	0.73	1.84
1.00	4.54	8.3	0.72	4.44	0.76	4.40
1.00	4.37	3.8	0.72	4.34	0.74	4.32
1.00	2.51	2.5	0.72	2.51	0.83	2.40
1.00	0.38	1.0	0.72	1.14	0.78	1.08

1.00	0.05	2.0	0.39	0.10	0.53	(0.04)
1.00	2.10	1.7	0.52	2.06	0.53	2.05
1.00	4.75	1.5	0.52	4.65	0.55	4.62
1.00	4.57	1.3	0.52	4.49	0.55	4.46
1.00	2.72	1.2	0.52	2.72	0.63	2.61
1.00	0.45	1.1	0.52	1.34	0.58	1.28

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH INCOME FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investment (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$9.42	$0.12	$0.33	$0.45	$(0.12)	$—	$(0.12)
Year ended 12/31/2008	11.44	0.32	(2.04)	(1.72)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.59	0.36	0.10	0.46	(0.35)	(0.26)	(0.61)
Period ended 12/31/2006 (i)	11.45	0.25	0.44	0.69	(0.45)	(0.10)	(0.55)
Class B Shares
Six months ended 06/30/2009 (h)	9.46	0.08	0.35	0.43	(0.09)	—	(0.09)
Year ended 12/31/2008	11.50	0.24	(2.05)	(1.81)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	11.62	0.28	0.11	0.39	(0.25)	(0.26)	(0.51)
Period ended 12/31/2006 (i)	11.45	0.19	0.44	0.63	(0.36)	(0.10)	(0.46)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	9.57	0.12	0.35	0.47	(0.12)	—	(0.12)
Year ended 12/31/2008	11.63	0.32	(2.08)	(1.76)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.74	0.35	0.13	0.48	(0.33)	(0.26)	(0.59)
Year ended 12/31/2006	11.24	0.33	0.59	0.92	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.11	0.26	0.16	0.43	(0.27)	(0.03)	(0.30)
Year ended 12/31/2004	10.82	0.17	0.46	0.63	(0.17)	(0.17)	(0.34)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	9.60	0.10	0.35	0.45	(0.10)	—	(0.10)
Year ended 12/31/2008	11.65	0.27	(2.07)	(1.80)	(0.20)	(0.05)	(0.25)
Year ended 12/31/2007	11.74	0.30	0.12	0.42	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	11.24	0.29	0.59	0.88	(0.28)	(0.10)	(0.38)
Year ended 12/31/2005	11.10	0.21	0.17	0.38	(0.21)	(0.03)	(0.24)
Year ended 12/31/2004	10.81	0.13	0.46	0.59	(0.13)	(0.17)	(0.30)
Institutional Shares
Six months ended 06/30/2009 (h)	9.58	0.13	0.34	0.47	(0.13)	—	(0.13)
Year ended 12/31/2008	11.63	0.34	(2.07)	(1.73)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.77	0.38	0.12	0.50	(0.38)	(0.26)	(0.64)
Year ended 12/31/2006	11.27	0.36	0.59	0.95	(0.35)	(0.10)	(0.45)
Year ended 12/31/2005	11.13	0.29	0.17	0.46	(0.29)	(0.03)	(0.32)
Year ended 12/31/2004	10.84	0.23	0.46	0.69	(0.23)	(0.17)	(0.40)
Class R-1 Shares
Six months ended 06/30/2009 (h)	9.43	0.10	0.34	0.44	(0.10)	—	(0.10)
Year ended 12/31/2008	11.46	0.28	(2.05)	(1.77)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	11.58	0.31	0.12	0.43	(0.29)	(0.26)	(0.55)
Year ended 12/31/2006	11.13	0.29	0.58	0.87	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.08	0.22	0.17	0.39	(0.31)	(0.03)	(0.34)
Period ended 12/31/2004 (j)	10.95	0.04	0.44	0.48	(0.18)	(0.17)	(0.35)
Class R-2 Shares
Six months ended 06/30/2009 (h)	9.60	0.11	0.35	0.46	(0.11)	—	(0.11)
Year ended 12/31/2008	11.66	0.31	(2.08)	(1.77)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	11.78	0.35	0.11	0.46	(0.32)	(0.26)	(0.58)
Year ended 12/31/2006	11.24	0.32	0.58	0.90	(0.26)	(0.10)	(0.36)
Year ended 12/31/2005	11.09	0.25	0.17	0.42	(0.24)	(0.03)	(0.27)
Period ended 12/31/2004 (j)	10.95	0.05	0.43	0.48	(0.17)	(0.17)	(0.34)
Class R-3 Shares
Six months ended 06/30/2009 (h)	9.56	0.13	0.35	0.48	(0.13)	—	(0.13)
Year ended 12/31/2008	11.62	0.34	(2.08)	(1.74)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.76	0.37	0.11	0.48	(0.36)	(0.26)	(0.62)
Year ended 12/31/2006	11.25	0.35	0.60	0.95	(0.34)	(0.10)	(0.44)
Year ended 12/31/2005	11.09	0.28	0.17	0.45	(0.26)	(0.03)	(0.29)
Period ended 12/31/2004 (j)	10.95	0.06	0.43	0.49	(0.18)	(0.17)	(0.35)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 3.73%, respectively, for the six months ended June 30, 2009.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e)	Net investment income (loss) (a) (e)	Expenses (d) (e) (f)	Net investment Income (loss) (e) (f)	Portfolio turnover rate (g)

$9.75	4.79%	$46.0	1.21%	2.52%	1.53%	2.20%	4%
9.42	(15.33)	41.9	1.20	2.97	1.54	2.63	11
11.44	3.96	37.5	1.22	3.08	1.56	2.74	6
11.59	6.20	13.2	1.21	3.35	1.68	2.88	10

9.80	4.53	1.6	1.91	1.83	2.23	1.51	4
9.46	(16.00)	1.4	1.90	2.26	2.24	1.92	11
11.50	3.32	1.3	1.92	2.34	2.26	2.00	6
11.62	5.64	0.5	1.92	2.42	2.39	1.95	10

9.92	4.80	64.5	1.21	2.47	1.53	2.15	4
9.57	(15.36)	69.3	1.20	2.89	1.54	2.55	11
11.63	4.03	100.5	1.21	2.91	1.55	2.57	6
11.74	8.30	113.5	1.22	2.89	1.70	2.41	10
11.24	3.86	101.2	1.26	2.30	1.63	1.93	11
11.11	5.87	66.0	1.26	1.58	1.61	1.23	138

9.95	4.58	7.9	1.61	2.08	1.93	1.76	4
9.60	(15.68)	8.2	1.60	2.50	1.94	2.16	11
11.65	3.59	11.2	1.62	2.51	1.95	2.18	6
11.74	7.90	12.0	1.62	2.48	2.10	2.00	10
11.24	3.44	11.1	1.66	1.91	2.03	1.54	11
11.10	5.46	8.7	1.66	1.18	2.01	0.83	138

9.92	4.93	12.1	0.96	2.77	1.28	2.45	4
9.58	(15.14)	11.2	0.95	3.16	1.29	2.82	11
11.63	4.20	13.9	0.97	3.21	1.30	2.88	6
11.77	8.59	11.0	0.97	3.15	1.45	2.67	10
11.27	4.19	8.6	0.93	2.64	1.30	2.27	11
11.13	6.37	6.8	0.76	2.10	1.11	1.75	138

9.77	4.73	1.7	1.53	2.19	1.85	1.87	4
9.43	(15.68)	1.5	1.52	2.60	1.86	2.26	11
11.46	3.65	1.8	1.54	2.64	1.88	2.30	6
11.58	7.95	1.4	1.54	2.56	2.02	2.08	10
11.13	3.55	0.9	1.58	1.96	1.95	1.59	11
11.08	4.44	0.1	1.56	1.30	1.86	1.00	138

9.95	4.85	2.3	1.33	2.42	1.65	2.10	4
9.60	(15.50)	2.0	1.32	2.82	1.66	2.48	11
11.66	3.89	1.7	1.34	2.88	1.67	2.55	6
11.78	8.16	0.9	1.34	2.78	1.82	2.30	10
11.24	3.80	0.7	1.38	2.16	1.75	1.79	11
11.09	4.43	0.1	1.36	1.46	1.65	1.17	138

9.91	4.92	0.2	1.03	2.76	1.35	2.44	4
9.56	(15.20)	0.1	1.02	3.14	1.36	2.80	11
11.62	4.08	0.1	1.04	3.11	1.38	2.77	6
11.76	8.57	0.1	1.04	3.01	1.52	2.53	10
11.25	4.09	0.1	1.08	2.49	1.45	2.12	11
11.09	4.52	0.1	1.06	1.76	1.35	1.47	138

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.60% and 3.39%, respectively, for the six months ended June 30, 2009.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2010 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investment (both realized and unrealized)	Total from investment operations	Net Investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$9.97	$0.12	$0.37	$0.49	$—	$—	$—
Year ended 12/31/2008	12.47	0.33	(2.50)	(2.17)	(0.27)	(0.06)	(0.33)
Year ended 12/31/2007	12.66	0.38	0.09	0.47	(0.33)	(0.33)	(0.66)
Period ended 12/31/2006 (i)	12.29	0.26	0.58	0.84	(0.33)	(0.14)	(0.47)
Class B Shares
Six months ended 06/30/2009 (h)	9.90	0.09	0.36	0.45	—	—	—
Year ended 12/31/2008	12.39	0.25	(2.48)	(2.23)	(0.20)	(0.06)	(0.26)
Year ended 12/31/2007	12.60	0.28	0.11	0.39	(0.27)	(0.33)	(0.60)
Period ended 12/31/2006 (i)	12.29	0.19	0.56	0.75	(0.30)	(0.14)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	9.91	0.12	0.37	0.49	—	—	—
Year ended 12/31/2008	12.39	0.33	(2.48)	(2.15)	(0.27)	(0.06)	(0.33)
Year ended 12/31/2007	12.57	0.35	0.11	0.46	(0.31)	(0.33)	(0.64)
Year ended 12/31/2006	11.84	0.32	0.84	1.16	(0.29)	(0.14)	(0.43)
Year ended 12/31/2005	11.58	0.24	0.31	0.55	(0.23)	(0.06)	(0.29)
Year ended 12/31/2004	11.16	0.17	0.61	0.78	(0.13)	(0.23)	(0.36)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	9.89	0.10	0.36	0.46	—	—	—
Year ended 12/31/2008	12.35	0.28	(2.46)	(2.18)	(0.22)	(0.06)	(0.28)
Year ended 12/31/2007	12.53	0.30	0.11	0.41	(0.26)	(0.33)	(0.59)
Year ended 12/31/2006	11.81	0.27	0.83	1.10	(0.24)	(0.14)	(0.38)
Year ended 12/31/2005	11.54	0.19	0.32	0.51	(0.18)	(0.06)	(0.24)
Year ended 12/31/2004	11.14	0.12	0.61	0.73	(0.10)	(0.23)	(0.33)
Institutional Shares
Six months ended 06/30/2009 (h)	9.96	0.13	0.37	0.50	—	—	—
Year ended 12/31/2008	12.47	0.36	(2.51)	(2.15)	(0.30)	(0.06)	(0.36)
Year ended 12/31/2007	12.64	0.39	0.12	0.51	(0.35)	(0.33)	(0.68)
Year ended 12/31/2006	11.92	0.36	0.82	1.18	(0.32)	(0.14)	(0.46)
Year ended 12/31/2005	11.64	0.28	0.32	0.60	(0.26)	(0.06)	(0.32)
Year ended 12/31/2004	11.21	0.23	0.60	0.83	(0.17)	(0.23)	(0.40)
Class R-1 Shares
Six months ended 06/30/2009 (h)	9.89	0.11	0.36	0.47	—	—	—
Year ended 12/31/2008	12.38	0.29	(2.48)	(2.19)	(0.24)	(0.06)	(0.30)
Year ended 12/31/2007	12.57	0.31	0.10	0.41	(0.27)	(0.33)	(0.60)
Year ended 12/31/2006	11.85	0.28	0.85	1.13	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	11.64	0.21	0.29	0.50	(0.23)	(0.06)	(0.29)
Period ended 12/31/2004 (k)	11.37	0.04	0.61	0.65	(0.15)	(0.23)	(0.38)
Class R-2 Shares
Six months ended 06/30/2009 (h)	9.93	0.12	0.36	0.48	—	—	—
Year ended 12/31/2008	12.42	0.32	(2.49)	(2.17)	(0.26)	(0.06)	(0.32)
Year ended 12/31/2007	12.62	0.36	0.09	0.45	(0.32)	(0.33)	(0.65)
Year ended 12/31/2006	11.90	0.32	0.83	1.15	(0.29)	(0.14)	(0.43)
Year ended 12/31/2005	11.64	0.23	0.31	0.54	(0.22)	(0.06)	(0.28)
Period ended 12/31/2004 (k)	11.37	0.05	0.60	0.65	(0.15)	(0.23)	(0.38)
Class R-3 Shares
Six months ended 06/30/2009 (h)	9.94	0.13	0.37	0.50	—	—	—
Year ended 12/31/2008	12.44	0.35	(2.50)	(2.15)	(0.29)	(0.06)	(0.35)
Year ended 12/31/2007	12.63	0.39	0.10	0.49	(0.35)	(0.33)	(0.68)
Year ended 12/31/2006	11.90	0.35	0.84	1.19	(0.32)	(0.14)	(0.46)
Year ended 12/31/2005	11.64	0.27	0.30	0.57	(0.25)	(0.06)	(0.31)
Period ended 12/31/2004 (k)	11.37	0.06	0.60	0.66	(0.16)	(0.23)	(0.39)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.26% and 3.69%, respectively, for the six months ended June 30, 2009.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(e)	Determined on an annualized basis for periods that are less than a full year.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e)	Net investment income (loss) (a) (e)	Expenses (d) (e) (f)	Net investment income (e) (f)	Portfolio turnover rate (g)

$10.46	4.91%	$105.2	1.18%	2.52%	1.51%	2.19%	3%
9.97	(17.37)	98.5	1.16	2.87	1.50	2.53	12
12.47	3.76	105.6	1.17	2.89	1.50	2.56	7
12.66	6.82	34.9	1.18	3.06	1.50	2.74	12

10.35	4.55	5.2	1.88	1.83	2.21	1.50	3
9.90	(17.97)	4.6	1.86	2.20	2.20	1.86	12
12.39	3.01	4.3	1.87	2.17	2.20	1.84	7
12.60	6.06 (j)	1.7	1.87	2.30	2.20	1.97	12

10.40	4.84	178.8	1.18	2.49	1.51	2.16	3
9.91	(17.38)	185.2	1.16	2.82	1.50	2.48	12
12.39	3.71	267.0	1.17	2.74	1.50	2.41	7
12.57	9.79	270.6	1.17	2.63	1.51	2.29	12
11.84	4.73	216.5	1.24	2.04	1.58	1.70	12
11.58	6.98	130.3	1.25	1.49	1.57	1.17	130

10.35	4.65	34.9	1.58	2.09	1.91	1.76	3
9.89	(17.65)	36.2	1.56	2.43	1.90	2.09	12
12.35	3.30	48.7	1.57	2.34	1.90	2.01	7
12.53	9.32	49.0	1.57	2.22	1.91	1.88	12
11.81	4.45	41.3	1.64	1.64	1.98	1.30	12
11.54	6.49	28.8	1.65	1.09	1.97	0.77	130

10.46	5.02	35.6	0.93	2.77	1.26	2.44	3
9.96	(17.22)	33.9	0.91	3.11	1.25	2.77	12
12.47	4.04	38.7	0.92	3.02	1.25	2.69	7
12.64	9.90	32.5	0.92	2.91	1.26	2.57	12
11.92	5.14	23.1	0.92	2.37	1.26	2.03	12
11.64	7.37	14.4	0.75	2.00	1.07	1.68	130

10.36	4.65	4.0	1.50	2.22	1.83	1.89	3
9.89	(17.58)	3.4	1.48	2.55	1.82	2.21	12
12.38	3.28	3.5	1.49	2.41	1.82	2.08	7
12.57	9.50	3.3	1.49	2.27	1.82	1.94	12
11.85	4.31	1.7	1.56	1.81	1.90	1.47	12
11.64	5.66	0.1	1.55	1.27	1.85	0.97	130

10.41	4.83	6.9	1.30	2.41	1.63	2.08	3
9.93	(17.48)	6.3	1.28	2.74	1.62	2.40	12
12.42	3.62	6.5	1.29	2.77	1.62	2.44	7
12.62	9.64	2.7	1.29	2.57	1.62	2.24	12
11.90	4.63	1.1	1.36	1.91	1.70	1.57	12
11.64	5.67	0.1	1.35	1.38	1.65	1.08	130

10.44	5.03	0.6	1.00	2.71	1.33	2.38	3
9.94	(17.25)	0.5	0.98	3.03	1.32	2.69	12
12.44	3.87	0.6	0.99	3.02	1.32	2.69	7
12.63	9.95	0.4	0.99	2.81	1.32	2.48	12
11.90	4.95	0.3	1.06	2.28	1.40	1.94	12
11.64	5.76	0.1	1.05	1.66	1.35	1.36	130

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.59% and 3.36%, respectively, for the six months ended June 30, 2009.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $12.60 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.61, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.14%.

(k)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investment (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$9.85	$0.11	$0.41	$0.52	$—	$—	$—
Year ended 12/31/2008	13.65	0.29	(3.80)	(3.51)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	13.98	0.34	0.07	0.41	(0.28)	(0.46)	(0.74)
Period ended 12/31/2006 (i)	13.43	0.26	0.76	1.02	(0.28)	(0.19)	(0.47)
Class B Shares
Six months ended 06/30/2009 (h)	9.82	0.08	0.40	0.48	—	—	—
Year ended 12/31/2008	13.60	0.21	(3.77)	(3.56)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2007	13.94	0.23	0.09	0.32	(0.20)	(0.46)	(0.66)
Period ended 12/31/2006 (i)	13.43	0.18	0.77	0.95	(0.25)	(0.19)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	9.80	0.11	0.41	0.52	—	—	—
Year ended 12/31/2008	13.56	0.29	(3.77)	(3.48)	(0.23)	(0.05)	(0.28)
Year ended 12/31/2007	13.88	0.30	0.10	0.40	(0.26)	(0.46)	(0.72)
Year ended 12/31/2006	12.70	0.28	1.33	1.61	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.24	0.20	0.54	0.74	(0.18)	(0.10)	(0.28)
Year ended 12/31/2004	11.55	0.16	0.85	1.01	(0.12)	(0.20)	(0.32)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	9.79	0.09	0.41	0.50	—	—	—
Year ended 12/31/2008	13.54	0.24	(3.76)	(3.52)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	13.85	0.25	0.10	0.35	(0.20)	(0.46)	(0.66)
Year ended 12/31/2006	12.68	0.22	1.33	1.55	(0.19)	(0.19)	(0.38)
Year ended 12/31/2005	12.22	0.15	0.55	0.70	(0.14)	(0.10)	(0.24)
Year ended 12/31/2004	11.54	0.11	0.85	0.96	(0.08)	(0.20)	(0.28)
Institutional Shares
Six months ended 06/30/2009 (h)	9.85	0.12	0.41	0.53	—	—	—
Year ended 12/31/2008	13.65	0.32	(3.81)	(3.49)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.97	0.35	0.09	0.44	(0.30)	(0.46)	(0.76)
Year ended 12/31/2006	12.79	0.32	1.32	1.64	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.31	0.24	0.55	0.79	(0.21)	(0.10)	(0.31)
Year ended 12/31/2004	11.59	0.22	0.86	1.08	(0.16)	(0.20)	(0.36)
Class R-1 Shares
Six months ended 06/30/2009 (h)	9.80	0.10	0.41	0.51	—	—	—
Year ended 12/31/2008	13.59	0.26	(3.79)	(3.53)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	13.92	0.27	0.09	0.36	(0.23)	(0.46)	(0.69)
Year ended 12/31/2006	12.73	0.24	1.35	1.60	(0.22)	(0.19)	(0.41)
Year ended 12/31/2005	12.31	0.18	0.53	0.71	(0.19)	(0.10)	(0.29)
Period ended 12/31/2004 (l)	11.79	0.05	0.81	0.86	(0.14)	(0.20)	(0.34)
Class R-2 Shares
Six months ended 06/30/2009 (h)	9.82	0.11	0.41	0.52	—	—	—
Year ended 12/31/2008	13.60	0.28	(3.79)	(3.51)	(0.22)	(0.05)	(0.27)
Year ended 12/31/2007	13.94	0.31	0.08	0.39	(0.27)	(0.46)	(0.73)
Year ended 12/31/2006	12.77	0.28	1.32	1.60	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.32	0.19	0.54	0.73	(0.18)	(0.10)	(0.28)
Period ended 12/31/2004 (l)	11.79	0.05	0.82	0.87	(0.14)	(0.20)	(0.34)
Class R-3 Shares
Six months ended 06/30/2009 (h)	9.81	0.12	0.41	0.53	—	—	—
Year ended 12/31/2008	13.59	0.31	(3.78)	(3.47)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.91	0.34	0.09	0.43	(0.29)	(0.46)	(0.75)
Year ended 12/31/2006	12.79	0.32	1.26	1.58	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.32	0.23	0.55	0.78	(0.21)	(0.10)	(0.31)
Period ended 12/31/2004 (l)	11.79	0.06	0.82	0.88	(0.15)	(0.20)	(0.35)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.22% and 3.47%, respectively, for the six months ended June 30, 2009.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.56% and 3.13%, respectively, for the six months ended June 30, 2009.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e)	Net investment income (loss) (a) (d)	Expenses (d) (e) (f)	Net investment income (d) (f)	Portfolio turnover rate (g)

$10.37	5.28%	$212.8	1.14%	2.39%	1.48%	2.05%	5%
9.85	(25.75)	182.9	1.13	2.42	1.47	2.08	13
13.65	2.94	191.9	1.14	2.34	1.47	2.01	7
13.98	7.59	61.4	1.15	2.85	1.46	2.54	16

10.30	4.89	13.3	1.84	1.68	2.18	1.34	5
9.82	(26.24)	11.6	1.83	1.73	2.17	1.39	13
13.60	2.30	11.7	1.84	1.58	2.17	1.25	7
13.94	7.03	4.9	1.85	2.01	2.17	1.69	16

10.32	5.20	290.0	1.14	2.33	1.48	1.99	5
9.80	(25.69)	290.5	1.13	2.34	1.47	2.00	13
13.56	2.87	437.4	1.14	2.13	1.47	1.80	7
13.88	12.63	431.3	1.15	2.07	1.48	1.74	16
12.70	6.02	313.5	1.22	1.63	1.56	1.29	17
12.24	8.78	177.7	1.24	1.32	1.55	1.01	140

10.29	5.01	65.1	1.54	1.93	1.88	1.59	5
9.79	(26.02)	65.4	1.53	1.94	1.87	1.60	13
13.54	2.54	95.8	1.54	1.74	1.87	1.41	7
13.85	12.17	92.7	1.55	1.65	1.88	1.32	16
12.68	5.67	70.9	1.62	1.22	1.96	0.88	17
12.22	8.39	44.7	1.64	0.91	1.95	0.60	140

10.38	5.38	69.4	0.89	2.63	1.23	2.29	5
9.85	(25.56)	61.3	0.88	2.61	1.22	2.27	13
13.65	3.06	82.0	0.89	2.43	1.22	2.10	7
13.97	12.81 (j)	63.3	0.90	2.35	1.23	2.02	16
12.79	6.41 (k)	38.8	0.91	1.94	1.24	1.61	17
12.31	9.34	21.0	0.74	1.82	1.05	1.51	140

10.31	5.10	10.2	1.46	2.07	1.80	1.73	5
9.80	(25.98)	8.5	1.45	2.13	1.79	1.79	13
13.59	2.55	7.9	1.46	1.86	1.79	1.53	7
13.92	12.52	5.3	1.47	1.82	1.80	1.49	16
12.73	5.71	3.0	1.54	1.51	1.88	1.17	17
12.31	7.32	0.2	1.55	1.46	1.86	1.15	140

10.34	5.19	11.1	1.26	2.25	1.60	1.91	5
9.82	(25.81)	9.6	1.25	2.27	1.59	1.93	13
13.60	2.75	10.6	1.26	2.16	1.59	1.83	7
13.94	12.49	5.0	1.27	2.04	1.60	1.71	16
12.77	5.94	1.6	1.35	1.52	1.67	1.20	17
12.32	7.38	0.1	1.35	1.35	1.65	1.05	140

10.34	5.40	2.1	0.96	2.54	1.30	2.20	5
9.81	(25.57)	1.8	0.95	2.56	1.29	2.22	13
13.59	3.07	2.3	0.96	2.35	1.29	2.02	7
13.91	12.34	1.9	0.97	2.39	1.30	2.06	16
12.79	6.29	0.9	1.05	1.82	1.37	1.50	17
12.32	7.46	0.1	1.05	1.64	1.35	1.34	140

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $13.97 and $12.79, respectively, as of December 31, 2006 and December 31, 2005, (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and December 30, 2005, respectively). For shareholder purchases and redemptions on December 29, 2006 and December 30, 2005, the net asset value was $13.98 and $12.80, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 12.80%.

(k)	Based upon net asset value of $12.79 as of December 31, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 30, 2005). For shareholder purchases and redemptions on December 30, 2005, the net asset value was $12.80, which caused the total return for the year ended December 31, 2005 to be equivalent to 6.49%.

(l)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investment (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$9.70	$0.11	$0.42	$0.53	$—	$—	$—
Year ended 12/31/2008	14.49	0.26	(4.80)	(4.54)	(0.21)	(0.04)	(0.25)
Year ended 12/31/2007	14.91	0.29	0.05	0.34	(0.24)	(0.52)	(0.76)
Period ended 12/31/2006 (i)	14.23	0.24	0.90	1.14	(0.23)	(0.23)	(0.46)
Class B Shares
Six months ended 06/30/2009 (h)	9.69	0.07	0.42	0.49	—	—	—
Year ended 12/31/2008	14.45	0.17	(4.76)	(4.59)	(0.13)	(0.04)	(0.17)
Year ended 12/31/2007	14.89	0.18	0.05	0.23	(0.15)	(0.52)	(0.67)
Period ended 12/31/2006 (i)	14.23	0.17	0.92	1.09	(0.20)	(0.23)	(0.43)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	9.69	0.10	0.43	0.53	—	—	—
Year ended 12/31/2008	14.45	0.25	(4.77)	(4.52)	(0.20)	(0.04)	(0.24)
Year ended 12/31/2007	14.86	0.26	0.06	0.32	(0.21)	(0.52)	(0.73)
Year ended 12/31/2006	13.32	0.23	1.73	1.96	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.70	0.17	0.74	0.91	(0.15)	(0.14)	(0.29)
Year ended 12/31/2004	11.80	0.14	1.08	1.22	(0.10)	(0.22)	(0.32)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	9.66	0.08	0.42	0.50	—	—	—
Year ended 12/31/2008	14.39	0.20	(4.74)	(4.54)	(0.15)	(0.04)	(0.19)
Year ended 12/31/2007	14.79	0.20	0.07	0.27	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	13.26	0.17	1.72	1.89	(0.13)	(0.23)	(0.36)
Year ended 12/31/2005	12.65	0.12	0.73	0.85	(0.10)	(0.14)	(0.24)
Year ended 12/31/2004	11.77	0.09	1.07	1.16	(0.06)	(0.22)	(0.28)
Institutional Shares
Six months ended 06/30/2009 (h)	9.73	0.12	0.42	0.54	—	—	—
Year ended 12/31/2008	14.52	0.28	(4.80)	(4.52)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.93	0.31	0.05	0.36	(0.25)	(0.52)	(0.77)
Year ended 12/31/2006	13.39	0.27	1.72	1.99	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.74	0.21	0.76	0.97	(0.18)	(0.14)	(0.32)
Year ended 12/31/2004	11.83	0.20	1.06	1.26	(0.13)	(0.22)	(0.35)
Class R-1 Shares
Six months ended 06/30/2009 (h)	9.66	0.09	0.42	0.51	—	—	—
Year ended 12/31/2008	14.42	0.22	(4.76)	(4.54)	(0.18)	(0.04)	(0.22)
Year ended 12/31/2007	14.85	0.23	0.05	0.28	(0.19)	(0.52)	(0.71)
Year ended 12/31/2006	13.33	0.19	1.72	1.91	(0.16)	(0.23)	(0.39)
Year ended 12/31/2005	12.74	0.15	0.72	0.87	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (j)	12.04	0.05	0.98	1.03	(0.11)	(0.22)	(0.33)
Class R-2 Shares
Six months ended 06/30/2009 (h)	9.69	0.10	0.42	0.52	—	—	—
Year ended 12/31/2008	14.46	0.24	(4.78)	(4.54)	(0.19)	(0.04)	(0.23)
Year ended 12/31/2007	14.89	0.27	0.04	0.31	(0.22)	(0.52)	(0.74)
Year ended 12/31/2006	13.37	0.24	1.70	1.94	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.75	0.16	0.74	0.90	(0.14)	(0.14)	(0.28)
Period ended 12/31/2004 (j)	12.04	0.05	0.99	1.04	(0.11)	(0.22)	(0.33)
Class R-3 Shares
Six months ended 06/30/2009 (h)	9.71	0.11	0.44	0.55	—	—	—
Year ended 12/31/2008	14.49	0.28	(4.79)	(4.51)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.90	0.30	0.05	0.35	(0.24)	(0.52)	(0.76)
Year ended 12/31/2006	13.37	0.28	1.70	1.98	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.75	0.19	0.74	0.93	(0.17)	(0.14)	(0.31)
Period ended 12/31/2004 (j)	12.04	0.06	0.99	1.05	(0.12)	(0.22)	(0.34)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.20% and 3.30%, respectively, for the six months ended June 30, 2009.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e)	Net investment income (loss) (a) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$10.23	5.46%	$188.9	1.13%	2.28%	1.47%	1.94%	6%
9.70	(31.38)	159.9	1.12	2.07	1.46	1.73	13
14.49	2.28	164.9	1.14	1.91	1.47	1.58	7
14.91	8.02	51.2	1.15	2.56	1.46	2.25	22

10.18	5.06	15.4	1.83	1.57	2.17	1.23	6
9.69	(31.78)	13.0	1.82	1.37	2.16	1.03	13
14.45	1.58	13.4	1.84	1.15	2.17	0.82	7
14.89	7.64	5.1	1.85	1.78	2.16	1.47	22

10.22	5.47	201.5	1.13	2.21	1.47	1.87	6
9.69	(31.34)	196.0	1.12	1.97	1.46	1.63	13
14.45	2.19	306.2	1.14	1.68	1.47	1.35	7
14.86	14.69	292.9	1.15	1.63	1.48	1.30	22
13.32	7.11	192.3	1.21	1.32	1.57	0.96	24
12.70	10.32	96.5	1.23	1.18	1.58	0.83	138

10.16	5.18	50.6	1.53	1.80	1.87	1.46	6
9.66	(31.62)	49.3	1.52	1.57	1.86	1.23	13
14.39	1.86	76.7	1.54	1.28	1.87	0.95	7
14.79	14.27	73.5	1.55	1.22	1.88	0.89	22
13.26	6.72	52.7	1.61	0.91	1.97	0.55	24
12.65	9.88	29.7	1.63	0.77	1.98	0.42	138

10.27	5.55	70.6	0.88	2.50	1.22	2.16	6
9.73	(31.16)	62.2	0.87	2.25	1.21	1.91	13
14.52	2.46	86.3	0.89	1.98	1.22	1.65	7
14.93	14.87	64.1	0.90	1.92	1.23	1.59	22
13.39	7.57	36.1	0.90	1.63	1.26	1.27	24
12.74	10.70	18.1	0.73	1.67	1.08	1.32	138

10.17	5.18	10.6	1.45	1.98	1.79	1.64	6
9.66	(31.55)	8.2	1.44	1.75	1.78	1.41	13
14.42	1.90	8.3	1.46	1.49	1.79	1.16	7
14.85	14.31	4.7	1.47	1.36	1.80	1.03	22
13.33	6.81	2.5	1.53	1.12	1.88	0.77	24
12.74	8.60	0.2	1.53	1.46	1.87	1.12	138

10.21	5.37	10.7	1.25	2.07	1.59	1.73	6
9.69	(31.43)	10.3	1.24	1.90	1.58	1.56	13
14.46	2.11	11.8	1.26	1.76	1.59	1.43	7
14.89	14.51	4.9	1.27	1.66	1.60	1.33	22
13.37	7.06	1.3	1.33	1.21	1.68	0.86	24
12.75	8.66	0.1	1.34	1.32	1.67	0.99	138

10.26	5.66	1.4	0.95	2.42	1.29	2.08	6
9.71	(31.15)	1.2	0.94	2.29	1.28	1.95	13
14.49	2.40	1.2	0.96	1.91	1.29	1.58	7
14.90	14.79	1.0	0.97	1.93	1.30	1.60	22
13.37	7.25	0.4	1.03	1.51	1.39	1.15	24
12.75	8.76	0.1	1.04	1.61	1.37	1.28	138

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.54% and 2.96%, respectively, for the six months ended June 30, 2009.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investment (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (h)	$9.62	$0.10	$0.41	$0.51	$—	$—	$—
Year ended 12/31/2008	15.28	0.22	(5.67)	(5.45)	(0.19)	(0.02)	(0.21)
Year ended 12/31/2007	15.82	0.26	(0.01)	0.25	(0.19)	(0.60)	(0.79)
Period ended 12/31/2006 (i)	14.97	0.24	1.03	1.27	(0.19)	(0.23)	(0.42)
Class B Shares
Six months ended 06/30/2009 (h)	9.60	0.07	0.41	0.48	—	—	—
Year ended 12/31/2008	15.24	0.13	(5.64)	(5.51)	(0.11)	(0.02)	(0.13)
Year ended 12/31/2007	15.81	0.13	0.01	0.14	(0.11)	(0.60)	(0.71)
Period ended 12/31/2006 (i)	14.97	0.17	1.06	1.23	(0.16)	(0.23)	(0.39)
Legacy Class A Shares
Six months ended 06/30/2009 (h)	9.62	0.10	0.42	0.52	—	—	—
Year ended 12/31/2008	15.27	0.21	(5.67)	(5.46)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.78	0.21	0.05	0.26	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.87	0.19	2.10	2.29	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.12	0.14	0.88	1.02	(0.11)	(0.16)	(0.27)
Year ended 12/31/2004	12.11	0.13	1.19	1.32	(0.10)	(0.21)	(0.31)
Legacy Class B Shares
Six months ended 06/30/2009 (h)	9.61	0.08	0.42	0.50	—	—	—
Year ended 12/31/2008	15.23	0.16	(5.64)	(5.48)	(0.12)	(0.02)	(0.14)
Year ended 12/31/2007	15.74	0.15	0.04	0.19	(0.10)	(0.60)	(0.70)
Year ended 12/31/2006	13.84	0.13	2.09	2.22	(0.09)	(0.23)	(0.32)
Year ended 12/31/2005	13.09	0.08	0.90	0.98	(0.07)	(0.16)	(0.23)
Year ended 12/31/2004	12.09	0.08	1.19	1.27	(0.06)	(0.21)	(0.27)
Institutional Shares
Six months ended 06/30/2009 (h)	9.66	0.11	0.42	0.53	—	—	—
Year ended 12/31/2008	15.34	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.85	0.26	0.04	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.94	0.24	2.08	2.32	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.18	0.90	1.08	(0.14)	(0.16)	(0.30)
Year ended 12/31/2004	12.13	0.19	1.19	1.38	(0.14)	(0.21)	(0.35)
Class R-1 Shares
Six months ended 06/30/2009 (h)	9.59	0.09	0.39	0.48	—	—	—
Year ended 12/31/2008	15.22	0.18	(5.64)	(5.46)	(0.15)	(0.02)	(0.17)
Year ended 12/31/2007	15.75	0.18	0.03	0.21	(0.14)	(0.60)	(0.74)
Year ended 12/31/2006	13.87	0.16	2.07	2.23	(0.12)	(0.23)	(0.35)
Year ended 12/31/2005	13.15	0.12	0.86	0.98	(0.10)	(0.16)	(0.26)
Period ended 12/31/2004 (j)	12.30	0.05	1.13	1.18	(0.12)	(0.21)	(0.33)
Class R-2 Shares
Six months ended 06/30/2009 (h)	9.62	0.09	0.42	0.51	—	—	—
Year ended 12/31/2008	15.28	0.21	(5.68)	(5.47)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.81	0.22	0.02	0.24	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.92	0.21	2.06	2.27	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.16	0.12	0.89	1.01	(0.09)	(0.16)	(0.25)
Period ended 12/31/2004 (j)	12.30	0.05	1.13	1.18	(0.11)	(0.21)	(0.32)
Class R-3 Shares
Six months ended 06/30/2009 (h)	9.64	0.11	0.52	0.63	—	—	—
Year ended 12/31/2008	15.32	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.83	0.27	0.03	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.93	0.23	2.08	2.31	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.16	0.89	1.05	(0.12)	(0.16)	(0.28)
Period ended 12/31/2004 (j)	12.30	0.06	1.13	1.19	(0.12)	(0.21)	(0.33)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.18% and 3.17%, respectively, for the six months ended June 30, 2009.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d) (e)	Net investment income (loss) (a) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$10.13	5.30%	$135.0	1.13%	2.18%	1.49%	1.82%	5%
9.62	(35.68)	112.0	1.13	1.74	1.47	1.40	14
15.28	1.57	122.9	1.15	1.58	1.48	1.25	8
15.82	8.47	34.6	1.16	2.36	1.47	2.05	29

10.08	5.00	15.8	1.83	1.49	2.19	1.13	5
9.60	(36.13)	12.9	1.83	1.05	2.17	0.71	14
15.24	0.85	13.7	1.85	0.81	2.18	0.48	8
15.81	8.18	4.8	1.86	1.64	2.17	1.33	29

10.14	5.41	140.7	1.13	2.11	1.49	1.75	5
9.62	(35.71)	133.4	1.13	1.64	1.47	1.30	14
15.27	1.60	216.5	1.14	1.29	1.48	0.95	8
15.78	16.46	199.9	1.16	1.28	1.50	0.94	29
13.87	7.71	116.9	1.21	1.04	1.62	0.63	38
13.12	10.86	53.7	1.22	1.06	1.67	0.61	147

10.11	5.20	36.5	1.53	1.70	1.89	1.34	5
9.61	(35.94)	35.1	1.53	1.25	1.87	0.91	14
15.23	1.20	55.5	1.54	0.89	1.88	0.55	8
15.74	16.01	51.8	1.56	0.87	1.90	0.53	29
13.84	7.41	34.1	1.61	0.63	2.02	0.22	38
13.09	10.51	17.8	1.62	0.63	2.08	0.17	147

10.19	5.49	75.1	0.88	2.43	1.24	2.07	5
9.66	(35.51)	62.9	0.88	1.94	1.22	1.60	14
15.34	1.87	84.4	0.89	1.61	1.23	1.27	8
15.85	16.64	58.5	0.91	1.60	1.25	1.26	29
13.94	8.15	25.5	0.90	1.34	1.31	0.93	38
13.16	11.32	12.5	0.72	1.56	1.17	1.11	147

10.07	5.01	9.7	1.45	1.90	1.81	1.54	5
9.59	(35.88)	7.4	1.45	1.40	1.79	1.06	14
15.22	1.28	8.3	1.46	1.07	1.80	0.73	8
15.75	16.05	4.9	1.48	1.04	1.82	0.70	29
13.87	7.43	2.1	1.52	0.90	1.94	0.48	38
13.15	9.54	0.2	1.52	1.38	1.92	0.98	147

10.13	5.30	8.6	1.25	1.96	1.61	1.60	5
9.62	(35.76)	8.5	1.25	1.62	1.59	1.28	14
15.28	1.48	9.6	1.27	1.32	1.60	0.99	8
15.81	16.30	5.1	1.28	1.35	1.61	1.02	29
13.92	7.65	1.6	1.33	0.88	1.74	0.47	38
13.16	9.59	0.1	1.33	1.23	1.72	1.84	147

10.27	6.54	1.2	0.95	2.39	1.31	2.03	5
9.64	(35.57)	0.9	0.95	1.94	1.30	1.59	14
15.32	1.79	0.9	0.97	1.65	1.30	1.32	8
15.83	16.53 (k)	0.5	0.98	1.55	1.32	1.21	29
13.93	7.96	0.2	1.03	1.20	1.44	0.79	38
13.16	9.69	0.1	1.03	1.54	1.42	1.15	147

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.52% and 2.83%, respectively, for the six months ended June 30, 2009.

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations September 13, 2004.

(k)	Based upon net asset value of $15.83 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $15.84, which caused the total return for the year ended December 31, 2006 to be equivalent to 16.60%.

See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2009 (g)	$6.88	$0.08	$0.31	$0.39	$—	$—	$—
Period ended 12/31/2008 (h)	10.00	0.17	(3.20)	(3.03)	(0.06)	(0.03)	(0.09)
Class R-1 Shares
Six months ended 06/30/2009 (g)	6.90	0.06	0.32	0.38	—	—	—
Period ended 12/31/2008 (h)	10.00	0.11	(3.15)	(3.04)	(0.03)	(0.03)	(0.06)
Class R-2 Shares
Six months ended 06/30/2009 (g)	6.90	0.06	0.33	0.39	—	—	—
Period ended 12/31/2008 (h)	10.00	0.13	(3.16)	(3.03)	(0.04)	(0.03)	(0.07)

(a)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.16% and 3.27%, respectively, for the six months ended June 30, 2009.

(b)	Average shares outstanding for the period were used to calculate net investment income per share.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.62% and 2.81%, respectively, for the six months ended June 30, 2009.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio. Rounds to less than 1% for 2008.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (a) (d)	Net investment income (loss) (a) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$7.27	5.67%	$11.7	1.12%	2.34%	3.17%	0.29%	13%
6.88	(30.38)	5.0	1.13	2.48	3.45	0.16	0

7.28	5.51	1.0	1.43	1.70	3.54	(0.41)	13
6.90	(30.40)	0.7	1.45	1.33	3.77	(0.99)	0

7.29	5.65	0.7	1.23	1.81	3.35	(0.31)	13
6.90	(30.34)	0.7	1.25	1.49	3.58	(0.84)	0

See accompanying notes to financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (97.42%)

ADVERTISING (0.15%)
Interpublic Group of Companies Inc. (The) (a) (b)	99,201	$500,965
Omnicom Group Inc. (b)	64,102	2,024,341

		2,525,306

AEROSPACE & DEFENSE (2.20%)
Boeing Co. (The) (b)	149,374	6,348,395
General Dynamics Corp.	79,349	4,395,141
Goodrich Corp. (b)	25,169	1,257,695
L-3 Communications Holdings Inc. (b)	24,229	1,681,008
Lockheed Martin Corp.	67,262	5,424,680
Northrop Grumman Corp. (b)	66,998	3,060,469
Raytheon Co. (b)	81,316	3,612,870
Rockwell Collins Inc. (b)	32,192	1,343,372
United Technologies Corp.	193,570	10,057,897

		37,181,527

AGRICULTURE (2.36%)
Altria Group Inc.	423,876	6,947,328
Archer-Daniels-Midland Co.	131,451	3,518,943
Lorillard Inc.	34,442	2,334,134
Monsanto Co.	112,182	8,339,610
Philip Morris International Inc. (b)	402,728	17,566,995
Reynolds American Inc.	34,492	1,332,081

		40,039,091

AIRLINES (0.06%)
Southwest Airlines Co. (b)	150,333	1,011,741

		1,011,741

APPAREL (0.44%)
Coach Inc.	66,015	1,774,483
Nike Inc. Class B (b)	79,876	4,135,979
Polo Ralph Lauren Corp.	11,591	620,582
VF Corp. (b)	17,847	987,831

		7,518,875

AUTO MANUFACTURERS (0.38%)
Ford Motor Co. (a)	659,803	4,005,004
PACCAR Inc. (b)	74,257	2,414,095

		6,419,099

AUTO PARTS & EQUIPMENT (0.19%)
Goodyear Tire & Rubber Co. (The) (a)	50,560	569,306
Johnson Controls Inc. (b)	120,802	2,623,819

		3,193,125

BANKS (4.81%)
Bank of America Corp.	1,658,070	21,886,524
Bank of New York Mellon Corp. (The)	245,090	7,183,588

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (Cont.)
BB&T Corp.	130,212	$2,862,060
Comerica Inc.	30,769	650,764
Discover Financial Services	98,238	1,008,904
Fifth Third Bancorp	150,667	1,069,736
First Horizon National Corp. (a)	44,943	539,316
Huntington Bancshares Inc. (b)	111,448	465,853
KeyCorp	145,137	760,518
M&T Bank Corp. (b)	15,878	808,667
Marshall & Ilsley Corp.	72,233	346,718
Northern Trust Corp.	48,967	2,628,549
PNC Financial Services Group Inc. (The)	94,366	3,662,344
Regions Financial Corp. (b)	224,749	907,986
State Street Corp.	101,227	4,777,914
SunTrust Banks Inc.	95,271	1,567,208
U.S. Bancorp (b)	388,739	6,966,203
Wells Fargo & Co.	954,572	23,157,917
Zions Bancorporation (b)	23,844	275,637

		81,526,406

BEVERAGES (2.53%)
Brown-Forman Corp. Class B (b)	20,323	873,483
Coca-Cola Co. (The) (b)	408,720	19,614,473
Coca-Cola Enterprises Inc.	64,362	1,071,627
Constellation Brands Inc. Class A (a)	39,063	495,319
Dr Pepper Snapple Group Inc. (a)	52,262	1,107,432
Molson Coors Brewing Co. Class B	30,341	1,284,335
Pepsi Bottling Group Inc.	27,068	915,981
PepsiCo Inc. (b)	319,530	17,561,369

		42,924,019

BIOTECHNOLOGY (1.39%)
Amgen Inc. (a)	208,005	11,011,785
Biogen Idec Inc. (a)	59,618	2,691,753
Celgene Corp. (a) (b)	94,422	4,517,148
Genzyme Corp. (a) (b)	55,436	3,086,122
Life Technologies Corp. (a)	35,755	1,491,699
Millipore Corp. (a)	11,124	781,016

		23,579,523

BUILDING MATERIALS (0.04%)
Masco Corp. (b)	74,051	709,409

		709,409

CHEMICALS (1.33%)
Air Products and Chemicals Inc. (b)	42,946	2,773,882
CF Industries Holdings Inc.	9,918	735,321
Dow Chemical Co. (The)	220,583	3,560,210
E.I. du Pont de Nemours and Co.	184,912	4,737,445
Eastman Chemical Co. (b)	14,579	552,544
Ecolab Inc. (b)	34,357	1,339,579

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

CHEMICALS (Cont.)
International Flavors & Fragrances Inc. (b)	16,256	$531,896
PPG Industries Inc. (b)	33,965	1,491,063
Praxair Inc. (b)	63,197	4,491,411
Sherwin-Williams Co. (The) (b)	20,327	1,092,576
Sigma-Aldrich Corp. (b)	25,420	1,259,815

		22,565,742

COAL (0.19%)
CONSOL Energy Inc.	37,581	1,276,251
Massey Energy Co. (b)	17,752	346,874
Peabody Energy Corp. (b)	54,859	1,654,547

		3,277,672

COMMERCIAL SERVICES (0.81%)
Apollo Group Inc. Class A (a) (b)	22,010	1,565,351
Convergys Corp. (a)	25,380	235,526
DeVry Inc.	12,640	632,506
Equifax Inc. (b)	26,260	685,386
H&R Block Inc. (b)	69,089	1,190,403
Iron Mountain Inc. (a) (b)	37,358	1,074,042
McKesson Corp.	55,961	2,462,284
Monster Worldwide Inc. (a) (b)	26,159	308,938
Moody’s Corp.	39,532	1,041,668
Quanta Services Inc. (a)	39,957	924,205
R.R. Donnelley & Sons Co.	43,079	500,578
Robert Half International Inc. (b)	32,043	756,856
Western Union Co.	145,557	2,387,135

		13,764,878

COMPUTERS (5.50%)
Affiliated Computer Services Inc. Class A (a)	20,255	899,727
Apple Inc. (a)	182,862	26,045,035
Cognizant Technology Solutions Corp. Class A (a) (b)	60,335	1,610,944
Computer Sciences Corp. (a)	31,043	1,375,205
Dell Inc. (a) (b)	354,624	4,868,988
EMC Corp. (a)	414,577	5,430,959
Hewlett-Packard Co.	489,864	18,933,244
International Business Machines Corp.	271,134	28,311,812
Lexmark International Inc. Class A (a) (b)	15,437	244,676
NetApp Inc. (a) (b)	67,846	1,337,923
SanDisk Corp. (a) (b)	47,254	694,161
Sun Microsystems Inc. (a)	150,628	1,388,790
Teradata Corp. (a)	36,343	851,516
Western Digital Corp. (a)	45,619	1,208,903

		93,201,883

Security	Shares	Value

COMMON STOCKS (Cont.)

COSMETICS & PERSONAL CARE (2.41%)
Avon Products Inc. (b)	86,698	$2,235,074
Colgate-Palmolive Co.	102,763	7,269,455
Estee Lauder Companies Inc. (The) Class A (b)	24,028	784,995
Procter & Gamble Co. (The)	598,045	30,560,100

		40,849,624

DISTRIBUTION & WHOLESALE (0.18%)
Fastenal Co.	26,319	873,001
Genuine Parts Co.	32,607	1,094,291
W.W. Grainger Inc. (b)	13,033	1,067,142

		3,034,434

DIVERSIFIED FINANCIAL SERVICES (4.90%)
American Express Co.	243,445	5,657,662
Ameriprise Financial Inc.	52,301	1,269,345
Capital One Financial Corp.	91,941	2,011,669
Charles Schwab Corp. (The) (b)	191,748	3,363,260
CIT Group Inc.	75,731	162,822
Citigroup Inc. (b)	1,121,667	3,331,351
CME Group Inc.	13,650	4,246,651
E*TRADE Financial Corp. (a)	206,479	264,293
Federated Investors Inc. Class B	18,116	436,414
Franklin Resources Inc.	30,995	2,231,950
Goldman Sachs Group Inc. (The)	103,125	15,204,750
IntercontinentalExchange Inc. (a)	14,838	1,695,093
Invesco Ltd.	84,328	1,502,725
Janus Capital Group Inc.	33,579	382,801
JPMorgan Chase & Co.	799,813	27,281,621
Legg Mason Inc.	30,055	732,741
Morgan Stanley	277,121	7,900,720
NASDAQ OMX Group Inc. (The) (a)	28,161	600,111
NYSE Euronext Inc.	53,596	1,460,491
SLM Corp. (a)	95,835	984,225
T. Rowe Price Group Inc. (b)	52,500	2,187,675

		82,908,370

ELECTRIC (3.64%)
AES Corp. (The) (a) (b)	136,635	1,586,332
Allegheny Energy Inc. (b)	34,178	876,666
Ameren Corp. (b)	42,803	1,065,367
American Electric Power Co. Inc. (b)	95,730	2,765,640
CenterPoint Energy Inc.	69,245	767,235
CMS Energy Corp. (b)	47,382	572,375
Consolidated Edison Inc. (b)	55,889	2,091,366
Constellation Energy Group Inc. (b)	40,351	1,072,530
Dominion Resources Inc. (b)	119,933	4,008,161
DTE Energy Co. (b)	33,526	1,072,832
Duke Energy Corp. (b)	262,460	3,829,291
Dynegy Inc. Class A (a) (b)	104,575	237,385
Edison International	66,512	2,092,468

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ELECTRIC (Cont.)
Entergy Corp.	40,205	$3,116,692
Exelon Corp.	134,821	6,904,183
FirstEnergy Corp.	62,468	2,420,635
FPL Group Inc. (b)	83,757	4,762,423
Integrys Energy Group Inc.	16,065	481,789
Northeast Utilities	34,883	778,240
Pepco Holdings Inc.	44,898	603,429
PG&E Corp. (b)	74,872	2,878,080
Pinnacle West Capital Corp. (b)	21,158	637,914
PPL Corp. (b)	76,668	2,526,977
Progress Energy Inc. (b)	56,317	2,130,472
Public Service Enterprise Group Inc. (b)	103,710	3,384,057
SCANA Corp. (b)	24,421	792,950
Southern Co.	159,567	4,972,108
TECO Energy Inc. (b)	44,313	528,654
Wisconsin Energy Corp.	24,218	985,915
Xcel Energy Inc. (b)	92,021	1,694,107

		61,636,273

ELECTRICAL COMPONENTS & EQUIPMENT (0.32%)
Emerson Electric Co.	154,778	5,014,807
Molex Inc. (b)	28,010	435,556

		5,450,363

ELECTRONICS (0.51%)
Agilent Technologies Inc. (a)	71,852	1,459,314
Amphenol Corp. Class A (b)	35,594	1,126,194
FLIR Systems Inc. (a) (b)	30,495	687,967
Jabil Circuit Inc.	44,010	326,554
PerkinElmer Inc. (b)	24,783	431,224
Thermo Fisher Scientific Inc. (a) (b)	86,110	3,510,705
Waters Corp. (a) (b)	20,479	1,054,054

		8,596,012

ENGINEERING & CONSTRUCTION (0.17%)
Fluor Corp. (b)	36,987	1,897,063
Jacobs Engineering Group Inc. (a) (b)	24,860	1,046,357

		2,943,420

ENTERTAINMENT (0.06%)
International Game Technology (b)	59,686	949,007

		949,007

ENVIRONMENTAL CONTROL (0.32%)
Republic Services Inc. (b)	65,120	1,589,579
Stericycle Inc. (a) (b)	17,687	911,411
Waste Management Inc. (b)	100,529	2,830,897

		5,331,887

Security	Shares	Value

COMMON STOCKS (Cont.)

FOOD (2.03%)
Campbell Soup Co. (b)	41,374	$1,217,223
ConAgra Foods Inc. (b)	91,619	1,746,258
Dean Foods Co. (a)	36,292	696,443
General Mills Inc. (b)	67,882	3,802,750
H.J. Heinz Co.	64,436	2,300,365
Hershey Co. (The)	34,344	1,236,384
Hormel Foods Corp.	14,579	503,559
J.M. Smucker Co. (The)	24,451	1,189,786
Kellogg Co. (b)	51,625	2,404,176
Kraft Foods Inc. Class A	301,051	7,628,632
Kroger Co. (The)	133,706	2,948,217
McCormick & Co. Inc. NVS (b)	26,935	876,196
Safeway Inc. (b)	87,177	1,775,795
Sara Lee Corp. (b)	145,845	1,423,447
SUPERVALU Inc.	43,040	557,368
Sysco Corp. (b)	121,702	2,735,861
Tyson Foods Inc. Class A (b)	63,044	794,985
Whole Foods Market Inc. (b)	29,502	559,948

		34,397,393

FOREST PRODUCTS & PAPER (0.25%)
International Paper Co.	88,382	1,337,220
MeadWestvaco Corp. (b)	34,856	571,987
Plum Creek Timber Co. Inc. (b)	34,266	1,020,441
Weyerhaeuser Co. (b)	43,710	1,330,095

		4,259,743

GAS (0.20%)
Nicor Inc.	9,098	314,973
NiSource Inc.	57,628	671,942
Sempra Energy (b)	49,926	2,477,827

		3,464,742

HAND & MACHINE TOOLS (0.07%)
Black & Decker Corp. (The) (b)	12,384	354,925
Snap-On Inc. (b)	12,087	347,380
Stanley Works (The) (b)	16,479	557,649

		1,259,954

HEALTH CARE-PRODUCTS (3.85%)
Baxter International Inc. (b)	124,529	6,595,056
Becton, Dickinson and Co.	49,452	3,526,422
Boston Scientific Corp. (a) (b)	307,449	3,117,533
C.R. Bard Inc. (b)	20,204	1,504,188
DENTSPLY International Inc. (b)	30,794	939,833
Intuitive Surgical Inc. (a) (b)	7,890	1,291,277
Johnson & Johnson	565,375	32,113,300
Medtronic Inc.	229,145	7,994,869
Patterson Companies Inc. (a) (b)	18,873	409,544
St. Jude Medical Inc. (a)	70,530	2,898,783
Stryker Corp. (b)	49,282	1,958,467

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE-PRODUCTS (Cont.)
Varian Medical Systems Inc. (a) (b)	25,786	$906,120
Zimmer Holdings Inc. (a)	44,679	1,903,325

		65,158,717

HEALTH CARE-SERVICES (1.17%)
Aetna Inc.	92,621	2,320,156
Coventry Health Care Inc. (a) (b)	30,695	574,303
DaVita Inc. (a) (b)	21,493	1,063,044
Humana Inc. (a) (b)	34,840	1,123,938
Laboratory Corp. of America Holdings (a) (b)	22,224	1,506,565
Quest Diagnostics Inc. (b)	31,239	1,762,817
Tenet Healthcare Corp. (a)	84,956	239,576
UnitedHealth Group Inc.	244,861	6,116,628
WellPoint Inc. (a)	99,854	5,081,570

		19,788,597

HOLDING COMPANIES-DIVERSIFIED (0.05%)
Leucadia National Corp. (a)	37,012	780,583

		780,583

HOME BUILDERS (0.10%)
Centex Corp. (b)	25,426	215,104
D.R. Horton Inc. (b)	57,772	540,746
KB Home	16,233	222,067
Lennar Corp. Class A	28,949	280,516
Pulte Homes Inc.	44,917	396,617

		1,655,050

HOME FURNISHINGS (0.05%)
Harman International Industries Inc. (b)	12,074	226,991
Whirlpool Corp. (b)	15,381	654,615

		881,606

HOUSEHOLD PRODUCTS & WARES (0.45%)
Avery Dennison Corp. (b)	22,375	574,590
Clorox Co. (The)	28,426	1,587,024
Fortune Brands Inc. (b)	31,248	1,085,556
Kimberly-Clark Corp.	84,788	4,445,435

		7,692,605

HOUSEWARES (0.04%)
Newell Rubbermaid Inc. (b)	58,177	605,623

		605,623

INSURANCE (2.36%)
Aflac Inc. (b)	95,521	2,969,748
Allstate Corp. (The)	109,466	2,670,970
American International Group Inc. (b)	554,020	642,663

Security	Shares	Value

COMMON STOCKS (Cont.)

INSURANCE (Cont.)
Aon Corp.	55,935	$2,118,258
Assurant Inc.	24,311	585,652
Chubb Corp.	72,891	2,906,893
CIGNA Corp.	55,622	1,339,934
Cincinnati Financial Corp. (b)	32,753	732,030
Genworth Financial Inc. Class A	90,929	635,594
Hartford Financial Services Group Inc. (The)	65,627	778,992
Lincoln National Corp.	60,704	1,044,716
Loews Corp.	73,781	2,021,599
Marsh & McLennan Companies Inc.	105,347	2,120,635
MBIA Inc. (a)	40,352	174,724
MetLife Inc.	167,663	5,031,567
Principal Financial Group Inc. (b)	63,665	1,199,449
Progressive Corp. (The) (a) (b)	137,798	2,082,128
Prudential Financial Inc. (b)	93,629	3,484,871
Torchmark Corp.	17,321	641,570
Travelers Companies Inc. (The)	119,780	4,915,771
Unum Group	67,988	1,078,290
XL Capital Ltd. Class A	70,528	808,251

		39,984,305

INTERNET (2.39%)
Akamai Technologies Inc. (a) (b)	35,386	678,703
Amazon.com Inc. (a)	65,907	5,513,780
eBay Inc. (a) (b)	219,806	3,765,277
Expedia Inc. (a) (b)	43,936	663,873
Google Inc. Class A (a) (b)	49,200	20,742,228
McAfee Inc. (a)	30,931	1,304,979
Symantec Corp. (a)	169,161	2,632,145
VeriSign Inc. (a) (b)	39,843	736,299
Yahoo! Inc. (a)	286,234	4,482,424

		40,519,708

IRON & STEEL (0.30%)
AK Steel Holding Corp. (b)	23,542	451,771
Allegheny Technologies Inc. (b)	19,410	677,991
Nucor Corp. (b)	64,335	2,858,404
United States Steel Corp.	28,708	1,026,024

		5,014,190

LEISURE TIME (0.18%)
Carnival Corp.	89,274	2,300,591
Harley-Davidson Inc. (b)	48,724	789,816

		3,090,407

LODGING (0.18%)
Marriott International Inc. Class A (b)	59,646	1,316,387
Starwood Hotels & Resorts Worldwide Inc. (b)	37,215	826,173

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

LODGING (Cont.)
Wyndham Worldwide Corp.	37,193	$450,779
Wynn Resorts Ltd. (a) (b)	12,786	451,346

		3,044,685

MACHINERY (0.64%)
Caterpillar Inc. (b)	123,615	4,084,240
Cummins Inc. (b)	40,741	1,434,491
Deere & Co. (b)	87,503	3,495,745
Flowserve Corp.	11,702	816,917
Manitowoc Co. Inc. (The) (b)	27,353	143,877
Rockwell Automation Inc. (b)	28,643	920,013

		10,895,283

MANUFACTURING (3.17%)
Cooper Industries Ltd. Class A	34,885	1,083,179
Danaher Corp. (b)	52,396	3,234,929
Dover Corp. (b)	37,889	1,253,747
Eastman Kodak Co.	53,284	157,721
Eaton Corp. (b)	33,705	1,503,580
General Electric Co.	2,168,632	25,416,367
Honeywell International Inc. (b)	152,503	4,788,594
Illinois Tool Works Inc.	79,471	2,967,447
ITT Corp. (b)	36,867	1,640,581
Leggett & Platt Inc. (b)	32,959	501,966
Pall Corp.	23,982	636,962
Parker Hannifin Corp. (b)	33,025	1,418,754
Textron Inc. (b)	51,098	493,607
3M Co.	142,509	8,564,791

		53,662,225

MEDIA (2.36%)
CBS Corp. Class B	140,147	969,817
Comcast Corp. Class A	591,961	8,577,515
DIRECTV Group Inc. (The) (a)	105,485	2,606,534
Gannett Co. Inc.	48,072	171,617
McGraw-Hill Companies Inc. (The)	64,450	1,940,589
Meredith Corp.	6,969	178,058
New York Times Co. (The) Class A (b)	24,016	132,328
News Corp. Class A (b)	471,304	4,293,579
Scripps Networks Interactive Inc. Class A	18,872	525,208
Time Warner Cable Inc.	72,364	2,291,768
Time Warner Inc.	245,045	6,172,684
Viacom Inc. Class B (a)	125,001	2,837,523
Walt Disney Co. (The)	380,804	8,884,157
Washington Post Co. (The) Class B (b)	1,264	445,156

		40,026,533

METAL FABRICATE & HARDWARE (0.12%)
Precision Castparts Corp.	28,760	2,100,343

		2,100,343

Security	Shares	Value

COMMON STOCKS (Cont.)

MINING (0.69%)
Alcoa Inc. (b)	199,745	$2,063,366
Freeport-McMoRan Copper & Gold Inc.	84,269	4,222,720
Newmont Mining Corp.	100,243	4,096,931
Titanium Metals Corp.	18,784	172,625
Vulcan Materials Co.	24,984	1,076,810

		11,632,452

OFFICE & BUSINESS EQUIPMENT (0.12%)
Pitney Bowes Inc. (b)	42,240	926,323
Xerox Corp.	175,551	1,137,570

		2,063,893

OIL & GAS (10.09%)
Anadarko Petroleum Corp. (b)	102,344	4,645,394
Apache Corp.	68,581	4,948,119
Cabot Oil & Gas Corp.	20,684	633,758
Chesapeake Energy Corp. (b)	114,867	2,277,813
Chevron Corp.	411,342	27,251,408
ConocoPhillips	304,305	12,799,068
Denbury Resources Inc. (a) (b)	51,007	751,333
Devon Energy Corp. (b)	91,061	4,962,825
Diamond Offshore Drilling Inc. (b)	14,037	1,165,773
ENSCO International Inc. (b)	28,613	997,735
EOG Resources Inc. (b)	51,145	3,473,768
EQT Corp. (b)	27,162	948,225
Exxon Mobil Corp.	1,000,767	69,963,620
Hess Corp.	58,132	3,124,595
Marathon Oil Corp.	144,587	4,356,406
Murphy Oil Corp. (b)	38,863	2,111,038
Nabors Industries Ltd. (a) (b)	59,373	925,031
Noble Energy Inc. (b)	35,400	2,087,538
Occidental Petroleum Corp. (b)	166,399	10,950,718
Pioneer Natural Resources Co. (b)	24,383	621,767
Range Resources Corp. (b)	31,786	1,316,258
Rowan Companies Inc.	23,674	457,382
Southwestern Energy Co. (a) (b)	70,263	2,729,718
Sunoco Inc. (b)	23,728	550,490
Tesoro Corp.	28,979	368,903
Valero Energy Corp.	114,054	1,926,372
XTO Energy Inc.	118,965	4,537,325

		170,882,380

OIL & GAS SERVICES (1.56%)
Baker Hughes Inc.	63,004	2,295,866
BJ Services Co. (b)	59,107	805,628
Cameron International Corp. (a) (b)	45,499	1,287,622
FMC Technologies Inc. (a) (b)	25,854	971,593
Halliburton Co. (b)	183,149	3,791,184
National Oilwell Varco Inc. (a)	85,519	2,793,051
Schlumberger Ltd.	245,699	13,294,773

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

OIL & GAS SERVICES (Cont.)
Smith International Inc. (b)	44,541	$1,146,931

		26,386,648

PACKAGING & CONTAINERS (0.21%)
Ball Corp.	19,117	863,324
Bemis Co. Inc. (b)	20,963	528,268
Owens-Illinois Inc. (a) (b)	34,705	972,087
Pactiv Corp. (a) (b)	27,499	596,728
Sealed Air Corp. (b)	32,383	597,466

		3,557,873

PHARMACEUTICALS (6.68%)
Abbott Laboratories	317,366	14,928,897
Allergan Inc. (b)	63,016	2,998,301
AmerisourceBergen Corp.	62,657	1,111,535
Bristol-Myers Squibb Co.	405,658	8,238,914
Cardinal Health Inc. (b)	73,639	2,249,671
Cephalon Inc. (a) (b)	15,137	857,511
Eli Lilly and Co. (b)	207,414	7,184,821
Express Scripts Inc. (a)	55,557	3,819,544
Forest Laboratories Inc. (a)	61,703	1,549,362
Gilead Sciences Inc. (a)	186,350	8,728,634
Hospira Inc. (a) (b)	32,334	1,245,506
King Pharmaceuticals Inc. (a) (b)	51,510	496,041
Medco Health Solutions Inc. (a)	99,420	4,534,546
Merck & Co. Inc. (b)	433,233	12,113,195
Mylan Inc. (a) (b)	61,932	808,213
Pfizer Inc.	1,385,085	20,776,275
Schering-Plough Corp.	334,192	8,394,903
Watson Pharmaceuticals Inc. (a)	21,022	708,231
Wyeth	273,432	12,411,078

		113,155,178

PIPELINES (0.38%)
El Paso Corp.	144,094	1,329,988
Questar Corp.	35,495	1,102,475
Spectra Energy Corp. (b)	131,402	2,223,322
Williams Companies Inc. (The)	118,537	1,850,363

		6,506,148

REAL ESTATE (0.03%)
CB Richard Ellis Group Inc. Class A (a)	46,010	430,654

		430,654

REAL ESTATE INVESTMENT TRUSTS (0.88%)
Apartment Investment and Management Co. Class A	24,729	218,852
AvalonBay Communities Inc. (b)	16,301	911,878

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Boston Properties Inc.	24,442	$1,165,883
Equity Residential (b)	55,502	1,233,809
HCP Inc. (b)	55,862	1,183,716
Health Care REIT Inc. (b)	22,436	765,068
Host Hotels & Resorts Inc.	123,259	1,034,143
Kimco Realty Corp. (b)	63,921	642,406
ProLogis	86,160	694,450
Public Storage (b)	25,452	1,666,597
Simon Property Group Inc.	57,432	2,953,728
Ventas Inc. (b)	32,088	958,148
Vornado Realty Trust (b)	32,545	1,465,501

		14,894,179

RETAIL (6.22%)
Abercrombie & Fitch Co. Class A (b)	18,268	463,825
AutoNation Inc. (a) (b)	23,372	405,504
AutoZone Inc. (a)	7,554	1,141,485
Bed Bath & Beyond Inc. (a) (b)	52,757	1,622,278
Best Buy Co. Inc.	69,097	2,314,059
Big Lots Inc. (a)	17,175	361,190
Costco Wholesale Corp. (b)	89,022	4,068,305
CVS Caremark Corp.	298,654	9,518,103
Darden Restaurants Inc. (b)	28,429	937,588
Family Dollar Stores Inc. (b)	28,451	805,163
GameStop Corp. Class A (a) (b)	33,806	744,070
Gap Inc. (The)	94,715	1,553,326
Home Depot Inc. (The)	347,430	8,209,771
J.C. Penney Co. Inc. (b)	44,971	1,291,117
Kohl’s Corp. (a) (b)	62,417	2,668,327
Limited Brands Inc. (b)	54,571	653,215
Lowe’s Companies Inc. (b)	300,346	5,829,716
Macy’s Inc. (b)	84,900	998,424
McDonald’s Corp.	226,600	13,027,234
Nordstrom Inc.	32,788	652,153
Office Depot Inc. (a)	56,955	259,715
O’Reilly Automotive Inc. (a) (b)	27,733	1,056,073
RadioShack Corp. (b)	24,694	344,728
Sears Holdings Corp. (a) (b)	11,101	738,439
Staples Inc. (b)	146,189	2,948,632
Starbucks Corp. (a) (b)	150,723	2,093,542
Target Corp.	154,259	6,088,603
Tiffany & Co.	25,563	648,278
TJX Companies Inc. (The) (b)	85,318	2,684,104
Walgreen Co. (b)	202,846	5,963,672
Wal-Mart Stores Inc.	458,014	22,186,198
Yum! Brands Inc.	94,775	3,159,799

		105,436,636

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SAVINGS & LOANS (0.15%)
Hudson City Bancorp Inc. (b)	106,648	$1,417,352
People’s United Financial Inc. (b)	71,848	1,080,594

		2,497,946

SEMICONDUCTORS (2.45%)
Advanced Micro Devices Inc. (a) (b)	114,752	444,090
Altera Corp. (b)	60,918	991,745
Analog Devices Inc. (b)	59,646	1,478,028
Applied Materials Inc. (b)	274,935	3,016,037
Broadcom Corp. Class A (a) (b)	87,632	2,172,397
Intel Corp.	1,142,029	18,900,580
KLA-Tencor Corp. (b)	33,865	855,091
Linear Technology Corp.	45,408	1,060,277
LSI Corp. (a)	133,993	611,008
MEMC Electronic Materials Inc. (a) (b)	46,719	832,065
Microchip Technology Inc. (b)	37,816	852,751
Micron Technology Inc. (a) (b)	173,595	878,391
National Semiconductor Corp.	40,401	507,033
Novellus Systems Inc. (a)	19,918	332,631
NVIDIA Corp. (a) (b)	110,061	1,242,589
QLogic Corp. (a)	24,851	315,111
Teradyne Inc. (a) (b)	35,964	246,713
Texas Instruments Inc. (b)	262,192	5,584,690
Xilinx Inc. (b)	55,940	1,144,532

		41,465,759

SOFTWARE (4.64%)
Adobe Systems Inc. (a) (b)	108,401	3,067,748
Autodesk Inc. (a)	47,035	892,724
Automatic Data Processing Inc.	103,384	3,663,929
BMC Software Inc. (a)	38,271	1,293,177
CA Inc.	80,018	1,394,714
Citrix Systems Inc. (a) (b)	37,409	1,192,973
Compuware Corp. (a) (b)	51,332	352,138
Dun & Bradstreet Corp. (The)	11,166	906,791
Electronic Arts Inc. (a) (b)	66,073	1,435,106
Fidelity National Information Services Inc. (b)	38,389	766,244
Fiserv Inc. (a) (b)	32,278	1,475,105
IMS Health Inc.	38,122	484,149
Intuit Inc. (a) (b)	65,335	1,839,834
MasterCard Inc. Class A	14,825	2,480,371
Microsoft Corp. (b)	1,570,236	37,324,510
Novell Inc. (a)	74,108	335,709
Oracle Corp. (b)	777,680	16,657,906
Paychex Inc. (b)	65,259	1,644,527
Salesforce.com Inc. (a) (b)	21,862	834,473
Total System Services Inc.	39,638	530,753

		78,572,881

Security	Shares	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATIONS (6.39%)
American Tower Corp. Class A (a)	81,291	$2,563,105
AT&T Inc. (b)	1,210,378	30,065,789
CenturyTel Inc. (b)	20,227	620,969
Ciena Corp. (a)	19,409	200,883
Cisco Systems Inc. (a)	1,183,763	22,065,342
Corning Inc.	318,513	5,115,319
Embarq Corp. (b)	28,811	1,211,791
Frontier Communications Corp. (b)	65,299	466,235
Harris Corp. (b)	27,471	779,078
JDS Uniphase Corp. (a)	43,679	249,844
Juniper Networks Inc. (a) (b)	108,191	2,553,308
MetroPCS Communications Inc. (a)	51,907	690,882
Motorola Inc. (b)	462,236	3,064,625
QUALCOMM Inc.	339,235	15,333,422
Qwest Communications International Inc. (b)	299,089	1,241,219
Sprint Nextel Corp. (a)	583,973	2,808,910
Tellabs Inc. (a)	81,837	468,926
Verizon Communications Inc.	583,257	17,923,488
Windstream Corp. (b)	91,100	761,596

		108,184,731

TEXTILES (0.04%)
Cintas Corp. (b)	27,457	627,118

		627,118

TOYS, GAMES & HOBBIES (0.11%)
Hasbro Inc.	24,903	603,649
Mattel Inc. (b)	74,291	1,192,371

		1,796,020

TRANSPORTATION (1.93%)
Burlington Northern Santa Fe Corp. (b)	57,523	4,230,241
C.H. Robinson Worldwide Inc. (b)	34,609	1,804,859
CSX Corp.	80,959	2,803,610
Expeditors International Washington Inc. (b)	43,037	1,434,854
FedEx Corp.	63,781	3,547,499
Norfolk Southern Corp.	75,878	2,858,324
Ryder System Inc. (b)	11,550	322,476
Union Pacific Corp.	103,778	5,402,683
United Parcel Service Inc. Class B	204,469	10,221,405

		32,625,951

TOTAL COMMON STOCKS
(Cost: $2,048,793,292)		1,650,136,425

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS (20.74%)

MONEY MARKET FUNDS (20.35%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (c) (d) (e)	299,024,349	$299,024,349
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (c) (d) (e)	45,778,724	45,778,724

		344,803,073

U.S. TREASURY OBLIGATIONS (0.39%)
U.S. Treasury Bill
0.18%, 09/17/09 (f) (g)	$6,600,000	6,597,400

		6,597,400

TOTAL SHORT-TERM INVESTMENTS
(Cost: $351,400,547)		351,400,473

TOTAL INVESTMENTS IN SECURITIES (118.16%)
(Cost: $2,400,193,839)		2,001,536,898

OTHER ASSETS, LESS LIABILITIES – (-18.16%)		(307,653,887)

NET ASSETS – 100.00%		$1,693,883,011

NVS-Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (September 2009)	946	$43,303,150	$(1,365,949)

		$43,303,150	$(1,365,949)

The accompanying notes are an integral part of these financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (71.77%)
Active Stock Master Portfolio (a)		$51,561,492
CoreAlpha Bond Master Portfolio (a)		143,175,223

TOTAL MASTER PORTFOLIOS		194,736,715

EXCHANGE-TRADED FUNDS (28.11%)
iShares Barclays TIPS Bond Fund (a) (b)	233,012	23,681,010
iShares Cohen & Steers Realty Majors Index Fund (a)	35,534	1,277,092
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a) (b)	107,197	2,687,429
iShares MSCI Canada Index Fund (a)	97,248	2,083,052
iShares MSCI EAFE Index Fund (a)	396,224	18,151,021
iShares MSCI EAFE Small Cap Index Fund (a) (b)	78,155	2,343,868
iShares MSCI Emerging Markets Index Fund (a)	193,654	6,241,468
iShares S&P MidCap 400 Index Fund (a) (b)	228,474	13,203,513
iShares S&P SmallCap 600 Index Fund (a) (b)	148,819	6,617,981

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $81,947,201)		76,286,434

SHORT-TERM INVESTMENTS (9.43%)

MONEY MARKET FUNDS (9.43%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (a) (c) (d)	21,912,608	21,912,608
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (a) (c) (d)	3,668,164	3,668,164

		25,580,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,580,772)		25,580,772

TOTAL INVESTMENTS (109.31%)		296,603,921

OTHER ASSETS, LESS LIABILITIES (-9.31%)		(25,269,702)

NET ASSETS (100.00%)		$271,334,219

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2010 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (71.13%)
Active Stock Master Portfolio (a)		$147,448,114
CoreAlpha Bond Master Portfolio (a)		373,933,770

TOTAL MASTER PORTFOLIOS		521,381,884

EXCHANGE-TRADED FUNDS (28.95%)
iShares Barclays TIPS Bond Fund (a)	621,475	63,160,504
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	125,472	4,509,464
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a) (b)	358,883	8,997,197
iShares MSCI Canada Index Fund (a) (b)	277,059	5,934,604
iShares MSCI EAFE Index Fund (a)	1,143,428	52,380,437
iShares MSCI EAFE Small Cap Index Fund (a) (b)	209,717	6,289,413
iShares MSCI Emerging Markets Index Fund (a) (b)	535,129	17,247,207
iShares S&P MidCap 400 Index Fund (a) (b)	622,084	35,950,234
iShares S&P SmallCap 600 Index Fund (a) (b)	399,298	17,756,782

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $231,125,403)		212,225,842

SHORT-TERM INVESTMENTS (6.81%)

MONEY MARKET FUNDS (6.81%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (a) (c) (d)	42,773,907	42,773,907
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (a) (c) (d)	7,184,929	7,184,929

		49,958,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,958,836)		49,958,836

TOTAL INVESTMENTS (106.89%)		783,566,562

OTHER ASSETS, LESS LIABILITIES (-6.89%)		(50,533,815)

NET ASSETS (100.00%)		$733,032,747

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (64.22%)
Active Stock Master Portfolio (a)		$428,202,125
CoreAlpha Bond Master Portfolio (a)		469,876,980

TOTAL MASTER PORTFOLIOS		898,079,105

EXCHANGE-TRADED FUNDS (35.75%)
iShares Barclays TIPS Bond Fund (a)	734,651	74,662,581
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	645,467	23,198,084
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a) (b)	1,979,012	49,613,831
iShares MSCI Canada Index Fund (a)	766,067	16,409,155
iShares MSCI EAFE Index Fund (a) (b)	3,165,324	145,003,492
iShares MSCI EAFE Small Cap Index Fund (a) (b)	616,015	18,474,290
iShares MSCI Emerging Markets Index Fund (a) (b)	1,548,047	49,893,555
iShares S&P MidCap 400 Index Fund (a) (b)	1,427,827	82,514,122
iShares S&P SmallCap 600 Index Fund (a) (b)	904,341	40,216,044

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $568,775,013)		499,985,154

SHORT-TERM INVESTMENTS (10.86%)

MONEY MARKET FUNDS (10.86%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (a) (c) (d)	129,843,347	129,843,347
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (a) (c) (d)	21,950,505	21,950,505

		151,793,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,793,852)		151,793,852

TOTAL INVESTMENTS (110.83%)		1,549,858,111

OTHER ASSETS, LESS LIABILITIES (-10.83%)		(151,486,526)

NET ASSETS (100.00%)		$1,398,371,585

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (58.84%)
Active Stock Master Portfolio (a)		$420,001,658
CoreAlpha Bond Master Portfolio (a)		228,190,400

TOTAL MASTER PORTFOLIOS		648,192,058

EXCHANGE-TRADED FUNDS (40.96%)
iShares Barclays TIPS Bond Fund (a)	333,215	33,864,640
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	776,873	27,920,816
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,257,806	56,603,196
iShares MSCI Canada Index Fund (a) (b)	739,767	15,845,809
iShares MSCI EAFE Index Fund (a) (b)	3,138,441	143,771,982
iShares MSCI EAFE Small Cap Index Fund (a) (b)	603,231	18,090,898
iShares MSCI Emerging Markets Index Fund (a)	1,488,157	47,963,300
iShares S&P MidCap 400 Index Fund (a)	1,242,964	71,830,890
iShares S&P SmallCap 600 Index Fund (a) (b)	795,168	35,361,121

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $525,908,945)		451,252,652

SHORT-TERM INVESTMENTS (10.69%)

MONEY MARKET FUNDS (10.69%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (a) (c) (d)	100,799,039	100,799,039
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (a) (c) (d)	17,027,320	17,027,320

		117,826,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $117,826,359)		117,826,359

TOTAL INVESTMENTS (110.49%)		1,217,271,069

OTHER ASSETS, LESS LIABILITIES (-10.49%)		(115,609,418)

NET ASSETS (100.00%)		$1,101,661,651

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (54.73%)
Active Stock Master Portfolio (a)		$383,630,690
CoreAlpha Bond Master Portfolio (a)		87,574,034

TOTAL MASTER PORTFOLIOS		471,204,724

EXCHANGE-TRADED FUNDS (45.07%)
iShares Barclays TIPS Bond Fund (a)	93,688	9,521,511
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	757,998	27,242,448
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,195,588	55,043,391
iShares MSCI Canada Index Fund (a) (b)	690,596	14,792,566
iShares MSCI EAFE Index Fund (a) (b)	2,847,508	130,444,342
iShares MSCI EAFE Small Cap Index Fund (a)	549,856	16,490,181
iShares MSCI Emerging Markets Index Fund (a)	1,343,164	43,290,176
iShares S&P MidCap 400 Index Fund (a)	1,060,954	61,312,532
iShares S&P SmallCap 600 Index Fund (a) (b)	673,142	29,934,625

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $464,559,803)		388,071,772

SHORT-TERM INVESTMENTS (16.17%)

MONEY MARKET FUNDS (16.17%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (a) (c) (d)	118,974,430	118,974,430
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (a) (c) (d)	20,253,361	20,253,361

		139,227,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,227,791)		139,227,791

TOTAL INVESTMENTS (115.97%)		998,504,287

OTHER ASSETS, LESS LIABILITIES (-15.97%)		(137,488,268)

NET ASSETS (100.00%)		$861,016,019

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

MASTER PORTFOLIOS (46.58%)
Active Stock Master Portfolio (a)		$8,206,624
CoreAlpha Bond Master Portfolio (a)		145,198

TOTAL MASTER PORTFOLIOS		8,351,822

EXCHANGE-TRADED FUNDS (50.77%)
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	17,293	621,510
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a) (b)	50,469	1,265,258
iShares MSCI Canada Index Fund (a) (b)	16,394	351,160
iShares MSCI EAFE Index Fund (a)	66,969	3,067,850
iShares MSCI EAFE Small Cap Index Fund (a)	13,257	397,577
iShares MSCI Emerging Markets Index Fund (a)	32,510	1,047,797
iShares S&P MidCap 400 Index Fund (a)	27,488	1,588,532
iShares S&P SmallCap 600 Index Fund (a) (b)	17,195	764,662

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $8,375,243)		9,104,346

SHORT-TERM INVESTMENTS (6.60%)

MONEY MARKET FUNDS (6.60%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (a) (c) (d)	1,034,265	1,034,265
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (a) (c) (d)	149,754	149,754

		1,184,019

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,184,019)		1,184,019

TOTAL INVESTMENTS (103.95%)		18,640,187

OTHER ASSETS, LESS LIABILITIES (-3.95%)		(707,755)

NET ASSETS (100.00%)		$17,932,432

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (97.66%)

AEROSPACE & DEFENSE (2.85%)
Alliant Techsystems Inc. (a)	96	$7,907
General Dynamics Corp. (b)	227,270	12,588,485
Lockheed Martin Corp. (b)	99,009	7,985,076
Northrop Grumman Corp. (b)	223,900	10,227,752
Raytheon Co. (b)	152,812	6,789,437
United Technologies Corp. (b)	64,388	3,345,600

		40,944,257

AGRICULTURE (2.77%)
Altria Group Inc. (b)	326,375	5,349,286
Archer-Daniels-Midland Co.	96,005	2,570,054
Lorillard Inc. (b)	131,492	8,911,213
Monsanto Co.	84,748	6,300,166
Philip Morris International Inc.	383,829	16,742,621

		39,873,340

AIRLINES (0.03%)
AMR Corp. (a) (b)	51,924	208,734
Southwest Airlines Co.	27,113	182,471

		391,205

APPAREL (0.91%)
Coach Inc. (b)	167,996	4,515,732
Jones Apparel Group Inc.	78,541	842,745
Liz Claiborne Inc.	1,503	4,329
Nike Inc. Class B (b)	111,012	5,748,201
Phillips-Van Heusen Corp. (b)	35,831	1,027,991
Polo Ralph Lauren Corp.	13,686	732,748
Warnaco Group Inc. (The) (a) (b)	5,778	187,207

		13,058,953

AUTO MANUFACTURERS (0.17%)
Ford Motor Co. (a)	401,408	2,436,547

		2,436,547

AUTO PARTS & EQUIPMENT (0.40%)
Autoliv Inc. (b)	126,511	3,639,721
TRW Automotive Holdings Corp. (a)	13,431	151,770
WABCO Holdings Inc.	110,936	1,963,567

		5,755,058

BANKS (4.02%)
Bank of America Corp.	1,346,788	17,777,602
Bank of Hawaii Corp. (b)	8,546	306,203
Bank of New York Mellon Corp. (The)	233,025	6,829,963
Colonial BancGroup Inc. (The) (b)	17,860	11,073
Comerica Inc.	15,068	318,688
Cullen/Frost Bankers Inc. (b)	36,208	1,669,913
Discover Financial Services	70,148	720,420
Fifth Third Bancorp	81,539	578,927
FirstMerit Corp. (b)	92,674	1,573,605

Security	Shares	Value

COMMON STOCKS (Cont.)

BANKS (Cont.)
Huntington Bancshares Inc. (b)	359,036	$1,500,770
KeyCorp	116,061	608,160
Marshall & Ilsley Corp.	22,344	107,251
Northern Trust Corp.	50,335	2,701,983
PNC Financial Services Group Inc. (The)	113,212	4,393,758
Regions Financial Corp. (b)	115,532	466,749
State Street Corp.	37,817	1,784,962
SunTrust Banks Inc.	19,717	324,345
SVB Financial Group (a) (b)	2,393	65,137
Wells Fargo & Co.	659,031	15,988,092
Zions Bancorporation (b)	13,880	160,453

		57,888,054

BEVERAGES (2.91%)
Coca-Cola Co. (The) (b)	437,303	20,986,171
Coca-Cola Enterprises Inc.	229,054	3,813,749
Hansen Natural Corp. (a)	5,830	179,681
Pepsi Bottling Group Inc.	23,393	791,619
PepsiCo Inc. (b)	293,134	16,110,645

		41,881,865

BIOTECHNOLOGY (1.47%)
Amgen Inc. (a)	215,225	11,394,012
Biogen Idec Inc. (a) (b)	208,437	9,410,931
Genzyme Corp. (a) (b)	6,968	387,909

		21,192,852

BUILDING MATERIALS (0.24%)
Armstrong World Industries Inc. (a)	23,070	380,424
Lennox International Inc. (b)	44,925	1,442,542
Masco Corp. (b)	164,741	1,578,219

		3,401,185

CHEMICALS (1.28%)
Ashland Inc. (b)	36,419	1,021,553
CF Industries Holdings Inc.	21,342	1,582,296
Cytec Industries Inc. (b)	41,953	781,165
Dow Chemical Co. (The) (b)	350,122	5,650,969
E.I. du Pont de Nemours and Co. (b)	39,222	1,004,868
FMC Corp. (b)	19,402	917,715
Lubrizol Corp. (b)	91,673	4,337,050
Mosaic Co. (The) (b)	60,358	2,673,859
Terra Industries Inc.	18,792	455,142

		18,424,617

COAL (0.07%)
Alpha Natural Resources Inc. (a) (b)	27,858	731,830
Patriot Coal Corp. (a) (b)	40,847	260,604

		992,434

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

COMMERCIAL SERVICES (1.93%)
Accenture Ltd. Class A	150,325	$5,029,875
Apollo Group Inc. Class A (a) (b)	95,049	6,759,885
Deluxe Corp.	8,635	110,614
Hewitt Associates Inc. Class A (a)	33,999	1,012,490
ITT Educational Services Inc. (a) (b)	28,777	2,896,693
Lender Processing Services Inc. (b)	26,277	729,712
Manpower Inc. (b)	62,468	2,644,895
McKesson Corp.	154,232	6,786,208
R.R. Donnelley & Sons Co. (b)	116,445	1,353,091
Rent-A-Center Inc. (a)	13,601	242,506
Tree.com Inc. (a)	1,498	14,381
Watson Wyatt Worldwide Inc. Class A	2,644	99,229
Western Union Co.	3,197	52,431

		27,732,010

COMPUTERS (5.30%)
Affiliated Computer Services Inc. Class A (a) (b)	28,760	1,277,519
Apple Inc. (a)	179,536	25,571,312
Brocade Communications Systems Inc. (a) (b)	61,592	481,649
Computer Sciences Corp. (a)	39,455	1,747,857
Dell Inc. (a) (b)	404,224	5,549,996
Hewlett-Packard Co.	387,373	14,971,966
International Business Machines Corp. (b)	186,345	19,458,145
Lexmark International Inc. Class A (a) (b)	62,468	990,118
NCR Corp. (a) (b)	40,407	478,015
Seagate Technology (b)	140,297	1,467,507
Sun Microsystems Inc. (a) (b)	128,322	1,183,129
Teradata Corp. (a) (b)	103,864	2,433,534
Western Digital Corp. (a) (b)	24,212	641,618

		76,252,365

COSMETICS & PERSONAL CARE (1.65%)
Colgate-Palmolive Co.	3,555	251,481
Procter & Gamble Co. (The) (b)	459,338	23,472,172

		23,723,653

DISTRIBUTION & WHOLESALE (0.28%)
Ingram Micro Inc. Class A (a)	24,914	435,995
W.W. Grainger Inc. (b)	44,477	3,641,777

		4,077,772

DIVERSIFIED FINANCIAL SERVICES (5.41%)
Affiliated Managers Group Inc. (a) (b)	27,220	1,583,932
American Express Co. (b)	73,650	1,711,626
Ameriprise Financial Inc. (b)	79,443	1,928,082
BlackRock Inc.	5,749	1,008,490
Capital One Financial Corp. (b)	95,704	2,094,004

Security	Shares	Value

COMMON STOCKS (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Charles Schwab Corp. (The) (b)	106,869	$1,874,482
Citigroup Inc. (b)	1,315,173	3,906,064
CME Group Inc.	18,610	5,789,757
Goldman Sachs Group Inc. (The)	92,366	13,618,443
IntercontinentalExchange Inc. (a) (b)	12,080	1,380,019
Invesco Ltd. (b)	199,779	3,560,062
JPMorgan Chase & Co.	825,389	28,154,019
MF Global Ltd. (a)	758	4,495
Morgan Stanley	166,836	4,756,494
NASDAQ OMX Group Inc. (The) (a)	76,420	1,628,510
NYSE Euronext Inc. (b)	57,764	1,574,069
SLM Corp. (a)	138,824	1,425,722
TD AMERITRADE Holding Corp. (a)	107,036	1,877,411

		77,875,681

ELECTRIC (2.92%)
AES Corp. (The) (a)	3,646	42,330
Edison International (b)	189,840	5,972,366
Entergy Corp.	45,802	3,550,571
Exelon Corp. (b)	187,168	9,584,873
FirstEnergy Corp. (b)	63,433	2,458,029
FPL Group Inc. (b)	70,668	4,018,182
MDU Resources Group Inc. (b)	48,529	920,595
PG&E Corp. (b)	91,592	3,520,796
Public Service Enterprise Group Inc. (b)	366,840	11,969,989

		42,037,731

ELECTRICAL COMPONENTS & EQUIPMENT (0.44%)
Emerson Electric Co. (b)	193,800	6,279,120

		6,279,120

ELECTRONICS (1.11%)
Agilent Technologies Inc. (a) (b)	295,946	6,010,663
Flextronics International Ltd. (a) (b)	389,997	1,602,888
FLIR Systems Inc. (a)	31,331	706,827
Garmin Ltd.	62,263	1,483,105
Jabil Circuit Inc. (b)	175,733	1,303,939
Thermo Fisher Scientific Inc. (a)	94,190	3,840,126
Vishay Intertechnology Inc. (a) (b)	153,706	1,043,664

		15,991,212

ENGINEERING & CONSTRUCTION (0.07%)
Fluor Corp. (b)	18,975	973,228

		973,228

ENTERTAINMENT (0.00%)
International Speedway Corp. Class A (b)	1,886	48,300

		48,300

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

ENVIRONMENTAL CONTROL (0.08%)
Republic Services Inc. (b)	13,471	$328,827
Waste Management Inc.	30,828	868,116

		1,196,943

FOOD (1.79%)
ConAgra Foods Inc. (b)	35,199	670,893
Dean Foods Co. (a) (b)	15,099	289,750
Flowers Foods Inc. (b)	500	10,920
General Mills Inc. (b)	164,685	9,225,654
Kraft Foods Inc. Class A (b)	138,656	3,513,543
Kroger Co. (The)	359,564	7,928,386
Sara Lee Corp. (b)	193,159	1,885,232
SUPERVALU Inc. (b)	72,326	936,622
Tyson Foods Inc. Class A (b)	101,158	1,275,602

		25,736,602

FOREST PRODUCTS & PAPER (0.26%)
Domtar Corp. (a)	7,856	130,252
International Paper Co. (b)	90,832	1,374,288
MeadWestvaco Corp. (b)	139,966	2,296,842

		3,801,382

GAS (0.45%)
Energen Corp. (b)	73,963	2,951,124
NiSource Inc. (b)	82,771	965,110
UGI Corp. (b)	99,245	2,529,755
Vectren Corp. (b)	3,593	84,184

		6,530,173

HEALTH CARE-PRODUCTS (3.16%)
Alcon Inc. (b)	4,030	467,964
Baxter International Inc.	266,908	14,135,448
Becton, Dickinson and Co. (b)	123,737	8,823,685
Covidien PLC	5,552	207,867
Johnson & Johnson	269,722	15,320,210
Medtronic Inc. (b)	114,833	4,006,523
St. Jude Medical Inc. (a)	62,092	2,551,981

		45,513,678

HEALTH CARE-SERVICES (1.25%)
Aetna Inc.	25,476	638,174
Humana Inc. (a) (b)	11,505	371,151
UnitedHealth Group Inc.	9,222	230,366
Universal Health Services Inc. Class B	31	1,514
WellPoint Inc. (a) (b)	328,501	16,717,416

		17,958,621

HOME BUILDERS (0.27%)
Centex Corp. (b)	20,801	175,976
Lennar Corp. Class A	55,309	535,944
NVR Inc. (a) (b)	6,229	3,129,387

		3,841,307

Security	Shares	Value

COMMON STOCKS (Cont.)

HOME FURNISHINGS (0.18%)
Whirlpool Corp. (b)	60,259	$2,564,623

		2,564,623

HOUSEHOLD PRODUCTS & WARES (0.84%)
Blyth Inc.	847	27,773
Clorox Co. (The)	149,662	8,355,629
Kimberly-Clark Corp. (b)	71,647	3,756,452

		12,139,854

HOUSEWARES (0.08%)
Newell Rubbermaid Inc. (b)	46,764	486,813
Toro Co. (The) (b)	19,541	584,276

		1,071,089

INSURANCE (2.48%)
Aflac Inc.	3,469	107,851
Allstate Corp. (The) (b)	184,506	4,501,946
American International Group Inc. (b)	298,030	345,715
Aon Corp. (b)	121,681	4,608,059
Assurant Inc.	16,230	390,981
Axis Capital Holdings Ltd.	83,982	2,198,649
Chubb Corp.	68,590	2,735,369
Genworth Financial Inc. Class A	119,942	838,395
Hartford Financial Services Group Inc. (The)	44,083	523,265
Lincoln National Corp.	17,512	301,382
Loews Corp.	103,795	2,843,983
Marsh & McLennan Companies Inc. (b)	168,007	3,381,981
MetLife Inc.	123,742	3,713,497
Old Republic International Corp.	5,064	49,880
Protective Life Corp.	6,476	74,085
Prudential Financial Inc.	23,430	872,065
Travelers Companies Inc. (The)	148,281	6,085,452
Unum Group	75,342	1,194,924
XL Capital Ltd. Class A	80,552	923,126

		35,690,605

INTERNET (2.94%)
Akamai Technologies Inc. (a) (b)	77,870	1,493,547
Amazon.com Inc. (a)	1,254	104,910
eBay Inc. (a) (b)	180,195	3,086,740
Expedia Inc. (a) (b)	8,261	124,824
Google Inc. Class A (a) (b)	60,901	25,675,253
Liberty Media Corp. – Liberty Interactive Group Series A (a)	6,534	32,735
Netflix Inc. (a) (b)	18,757	775,414
Symantec Corp. (a) (b)	703,245	10,942,492
ValueClick Inc. (a)	2,636	27,731

		42,263,646

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

IRON & STEEL (0.17%)
AK Steel Holding Corp. (b)	46,861	$899,263
Cliffs Natural Resources Inc. (b)	15,703	384,252
United States Steel Corp. (b)	30,632	1,094,788

		2,378,303

LEISURE TIME (0.29%)
Carnival Corp.	161,556	4,163,298

		4,163,298

LODGING (0.14%)
Choice Hotels International Inc. (b)	35,469	943,830
Marriott International Inc. Class A (b)	234	5,164
Wyndham Worldwide Corp.	84,132	1,019,680

		1,968,674

MACHINERY (0.39%)
AGCO Corp. (a) (b)	37,000	1,075,590
Cummins Inc. (b)	65,207	2,295,938
Flowserve Corp. (b)	22,530	1,572,819
Gardner Denver Inc. (a) (b)	9,969	250,920
Joy Global Inc. (b)	2,483	88,693
Manitowoc Co. Inc. (The) (b)	20,498	107,819
Terex Corp. (a) (b)	12,069	145,673

		5,537,452

MANUFACTURING (2.65%)
Brink’s Co. (The)	16,025	465,206
Carlisle Companies Inc.	2,023	48,633
Cooper Industries Ltd. Class A (b)	3,744	116,251
Dover Corp. (b)	167,546	5,544,097
General Electric Co.	1,310,188	15,355,403
Harsco Corp. (b)	57,106	1,616,100
Honeywell International Inc. (b)	150,097	4,713,046
Illinois Tool Works Inc.	48,841	1,823,723
Pall Corp.	7,726	205,203
Parker Hannifin Corp. (b)	17,229	740,158
SPX Corp.	27,585	1,350,837
3M Co. (b)	71,594	4,302,799
Tyco International Ltd. (b)	73,513	1,909,868

		38,191,324

MEDIA (2.61%)
CBS Corp. Class B (b)	293,753	2,032,771
Comcast Corp. Class A (b)	425,304	6,162,655
DIRECTV Group Inc. (The) (a) (b)	164,951	4,075,939
Dish Network Corp. Class A (a) (b)	84,421	1,368,464
Gannett Co. Inc. (b)	15,029	53,654
McGraw-Hill Companies Inc. (The) (b)	72,781	2,191,436
News Corp. Class A	67,769	617,376
Scripps Networks Interactive Inc. Class A	2,765	76,950

Security	Shares	Value

COMMON STOCKS (Cont.)

MEDIA (Cont.)
Time Warner Cable Inc.	52,742	$1,670,339
Time Warner Inc.	604,071	15,216,548
Viacom Inc. Class B (a) (b)	181,752	4,125,770

		37,591,902

METAL FABRICATE & HARDWARE (0.12%)
Timken Co. (The) (b)	100,834	1,722,245

		1,722,245

MINING (0.56%)
Alcoa Inc. (b)	27,301	282,019
Century Aluminum Co. (a)	1,825	11,370
Freeport-McMoRan Copper & Gold Inc. (b)	98,781	4,949,916
Newmont Mining Corp. (b)	68,304	2,791,584

		8,034,889

OIL & GAS (10.43%)
Anadarko Petroleum Corp. (b)	81,144	3,683,126
Apache Corp. (b)	73,008	5,267,527
Bill Barrett Corp. (a) (b)	14,865	408,193
Chevron Corp.	424,870	28,147,638
ConocoPhillips (b)	489,220	20,576,593
Devon Energy Corp. (b)	127,100	6,926,950
Diamond Offshore Drilling Inc. (b)	3,930	326,387
ENSCO International Inc. (b)	73,771	2,572,395
EOG Resources Inc. (b)	71,459	4,853,495
Exxon Mobil Corp. (b)	871,870	60,952,432
Marathon Oil Corp.	37,000	1,114,810
Noble Corp.	124,659	3,770,935
Noble Energy Inc. (b)	70,687	4,168,412
Pride International Inc. (a) (b)	10,402	260,674
Rowan Companies Inc. (b)	48,814	943,086
Tesoro Corp. (b)	63,400	807,082
Ultra Petroleum Corp. (a) (b)	39,694	1,548,066
Valero Energy Corp. (b)	217,953	3,681,226
XTO Energy Inc.	1,059	40,390

		150,049,417

OIL & GAS SERVICES (1.20%)
Baker Hughes Inc. (b)	59,640	2,173,282
Cameron International Corp. (a) (b)	48,734	1,379,172
Dresser-Rand Group Inc. (a)	927	24,195
Halliburton Co.	142,837	2,956,726
National Oilwell Varco Inc. (a)	118,409	3,867,238
Oil States International Inc. (a) (b)	20,534	497,128
Schlumberger Ltd. (b)	88,417	4,784,244
Superior Energy Services Inc. (a) (b)	94,751	1,636,350

		17,318,335

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

PACKAGING & CONTAINERS (0.15%)
Owens-Illinois Inc. (a) (b)	17,373	$486,618
Packaging Corp. of America (b)	6,586	106,693
Pactiv Corp. (a) (b)	20,356	441,725
Sonoco Products Co.	45,163	1,081,654

		2,116,690

PHARMACEUTICALS (7.27%)
Abbott Laboratories (b)	336,137	15,811,884
AmerisourceBergen Corp. (b)	66,147	1,173,448
Bristol-Myers Squibb Co. (b)	785,674	15,957,039
Cephalon Inc. (a) (b)	77,038	4,364,203
Eli Lilly and Co. (b)	496,606	17,202,432
Endo Pharmaceuticals Holdings Inc. (a)	8,085	144,883
Express Scripts Inc. (a) (b)	73,525	5,054,844
Forest Laboratories Inc. (a)	34,689	871,041
Gilead Sciences Inc. (a) (b)	51,793	2,425,984
Herbalife Ltd.	35,983	1,134,904
Medco Health Solutions Inc. (a) (b)	204,514	9,327,884
Pfizer Inc. (b)	1,181,419	17,721,285
Schering-Plough Corp.	119,003	2,989,355
Wyeth	231,248	10,496,347

		104,675,533

PIPELINES (0.40%)
Questar Corp. (b)	68,338	2,122,578
Williams Companies Inc. (The) (b)	236,240	3,687,706

		5,810,284

REAL ESTATE (0.13%)
CB Richard Ellis Group Inc. Class A (a)	6,953	65,080
Forest City Enterprises Inc. Class A	3,175	20,955
Jones Lang LaSalle Inc. (b)	54,610	1,787,385

		1,873,420

REAL ESTATE INVESTMENT TRUSTS (0.76%)
Annaly Capital Management Inc.	136,297	2,063,537
Apartment Investment and Management Co. Class A	19,364	171,371
Brandywine Realty Trust	13,397	99,808
Camden Property Trust (b)	29,960	826,896
CBL & Associates Properties Inc.	870	4,689
Developers Diversified Realty Corp. (b)	24,107	117,642
Health Care REIT Inc. (b)	10,212	348,229
Hospitality Properties Trust	37,605	447,123
Host Hotels & Resorts Inc. (b)	272,333	2,284,874
Macerich Co. (The) (b)	203	3,575
Nationwide Health Properties Inc. (b)	73,205	1,884,297
ProLogis (b)	153,121	1,234,155
Public Storage (b)	8,523	558,086
Simon Property Group Inc. (b)	10,584	544,335

Security	Shares	Value

COMMON STOCKS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (Cont.)
Taubman Centers Inc. (b)	10,739	$288,450

		10,877,067

RETAIL (5.72%)
Advance Auto Parts Inc. (b)	31,817	1,320,087
Aeropostale Inc. (a)	52,246	1,790,470
AutoNation Inc. (a) (b)	19,841	344,241
AutoZone Inc. (a) (b)	11,556	1,746,227
Best Buy Co. Inc.	92,857	3,109,781
Big Lots Inc. (a)	187,259	3,938,057
BJ’s Wholesale Club Inc. (a) (b)	65,199	2,101,364
Bob Evans Farms Inc.	2,379	68,372
CVS Caremark Corp.	386,806	12,327,507
Dollar Tree Inc. (a) (b)	60,298	2,538,546
Family Dollar Stores Inc. (b)	65,157	1,843,943
Gap Inc. (The)	316,835	5,196,094
Home Depot Inc. (The) (b)	203,098	4,799,206
HSN Inc. (a)	1,653	17,472
Limited Brands Inc. (b)	91,217	1,091,867
Macy’s Inc. (b)	20,508	241,174
McDonald’s Corp. (b)	218,165	12,542,306
MSC Industrial Direct Co. Inc. Class A (b)	23,662	839,528
Office Depot Inc. (a)	285,374	1,301,305
OfficeMax Inc.	6,058	38,044
Panera Bread Co. Class A (a)	1,017	50,708
Penske Automotive Group Inc. (b)	76,242	1,268,667
Ross Stores Inc. (b)	88,170	3,403,362
TJX Companies Inc. (The) (b)	49,178	1,547,140
Wal-Mart Stores Inc. (b)	353,883	17,142,093
Yum! Brands Inc. (b)	52,753	1,758,785

		82,366,346

SAVINGS & LOANS (0.34%)
Hudson City Bancorp Inc. (b)	59,668	792,988
New York Community Bancorp Inc. (b)	135,810	1,451,809
People’s United Financial Inc.	178,258	2,681,000

		4,925,797

SEMICONDUCTORS (2.94%)
Altera Corp. (b)	183,969	2,995,015
Atmel Corp. (a)	27,608	102,978
Broadcom Corp. Class A (a) (b)	71,652	1,776,253
Integrated Device Technology Inc. (a)	124,408	751,424
Intel Corp. (b)	1,489,587	24,652,665
LSI Corp. (a) (b)	754,654	3,441,222
Marvell Technology Group Ltd. (a) (b)	295,142	3,435,453
MEMC Electronic Materials Inc. (a) (b)	26,199	466,604
NVIDIA Corp. (a) (b)	65,858	743,537
QLogic Corp. (a)	9,819	124,505
Texas Instruments Inc. (b)	182,140	3,879,582

		42,369,238

The accompanying notes are an integral part of these financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares	Value

COMMON STOCKS (Cont.)

SOFTWARE (4.03%)
Adobe Systems Inc. (a) (b)	300,386	$8,500,924
Autodesk Inc. (a) (b)	57,050	1,082,809
CA Inc.	178,742	3,115,473
Dun & Bradstreet Corp. (The)	10,002	812,262
IMS Health Inc. (b)	88,128	1,119,226
Intuit Inc. (a) (b)	20,560	578,970
Microsoft Corp.	1,269,804	30,183,241
Oracle Corp.	591,056	12,660,420

		58,053,325

TELECOMMUNICATIONS (5.65%)
ADTRAN Inc. (b)	962	20,654
AT&T Inc.	978,207	24,298,662
Cisco Systems Inc. (a)	846,476	15,778,313
Corning Inc.	156,636	2,515,574
Embarq Corp.	56,207	2,364,066
Harris Corp. (b)	83,385	2,364,799
Harris Stratex Networks Inc. (a)	10,318	66,861
Millicom International Cellular SA (a) (b)	1,322	74,376
Motorola Inc. (b)	683,671	4,532,739
NII Holdings Inc. (a) (b)	76,747	1,463,565
QUALCOMM Inc.	244,739	11,062,203
Qwest Communications International Inc. (b)	40,859	169,565
Sprint Nextel Corp. (a) (b)	917,681	4,414,046
Syniverse Holdings Inc. (a)	3,600	57,708
Tellabs Inc. (a)	84,004	481,343
3Com Corp. (a) (b)	184,129	867,248
United States Cellular Corp. (a) (b)	3,789	145,687
Verizon Communications Inc. (b)	347,664	10,683,715

		81,361,124

TOYS, GAMES & HOBBIES (0.25%)
Hasbro Inc. (b)	134,896	3,269,879
Mattel Inc. (b)	17,033	273,380

		3,543,259

TRANSPORTATION (1.45%)
Burlington Northern Santa Fe Corp.	9,974	733,488
C.H. Robinson Worldwide Inc.	27,498	1,434,021
CSX Corp. (b)	37,444	1,296,686
FedEx Corp. (b)	90,854	5,053,299
Kirby Corp. (a) (b)	12,514	397,820
Landstar System Inc. (b)	8,896	319,455
Norfolk Southern Corp. (b)	84,949	3,200,029
Union Pacific Corp.	118,533	6,170,828
United Parcel Service Inc. Class B	39,386	1,968,906
UTi Worldwide Inc. (a)	27,635	315,039

		20,889,571

TOTAL COMMON STOCKS
(Cost: $1,517,146,774)		1,405,357,455

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS (22.43%)

MONEY MARKET FUNDS (22.16%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (c) (d) (e)	276,824,308	$276,824,308
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (c) (d) (e)	42,043,230	42,043,230

		318,867,538

U.S. TREASURY OBLIGATIONS (0.27%)
U.S. Treasury Bill
0.18%, 09/17/09 (f) (g)	$3,950,000	3,948,444

		3,948,444

TOTAL SHORT-TERM INVESTMENTS
(Cost: $322,816,004)		322,815,982

TOTAL INVESTMENTS IN SECURITIES (120.09%)
(Cost: $1,839,962,778)		1,728,173,437

OTHER ASSETS, LESS LIABILITIES (-20.09%)		(289,122,733)

NET ASSETS (100.00%)		$1,439,050,704

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of June 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized depreciation

S&P 500 Index (September 2009)	576	$26,366,400	$(12,253)

		$26,366,400	$(12,253)

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2009

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (34.75%)

ADVERTISING (0.14%)
WPP Finance UK
8.00%, 09/15/14	$1,800,000	$1,827,950

		1,827,950

AEROSPACE & DEFENSE (0.61%)
BAE Systems Holdings Inc.
6.38%, 06/01/19 (a) (b)	1,000,000	1,022,392
L-3 Communications Corp.
6.38%, 10/15/15	3,500,000	3,176,250
United Technologies Corp.
6.13%, 02/01/19	3,400,000	3,763,083

		7,961,725

AGRICULTURE (1.29%)
Altria Group Inc.
9.25%, 08/06/19	1,100,000	1,235,202
9.70%, 11/10/18	2,750,000	3,152,726
9.95%, 11/10/38	1,200,000	1,385,189
Bunge Limited Finance Corp.
8.50%, 06/15/19	1,000,000	1,045,652
Philip Morris International Inc.
4.88%, 05/16/13 (b)	2,200,000	2,308,651
5.65%, 05/16/18	1,300,000	1,362,651
6.38%, 05/16/38	1,500,000	1,595,907
Reynolds American Inc.
1.33%, 06/15/11	5,060,000	4,732,446

		16,818,424

AUTO MANUFACTURERS (0.08%)
DaimlerChrysler North America Holding Corp.
8.50%, 01/18/31 (b)	1,000,000	1,051,965

		1,051,965

BANKS (2.80%)
American Express Bank FSB
5.55%, 10/17/12	1,800,000	1,803,690
Bank of America Corp.
5.65%, 05/01/18 (b)	1,500,000	1,325,446
6.00%, 09/01/17 (b)	1,125,000	1,022,854
Bank of America Corp. (FDIC Guaranteed)
5.49%, 03/15/19	3,500,000	2,843,515
HSBC Bank USA
5.88%, 11/01/34	1,700,000	1,575,975
HSBC Holdings PLC
5.25%, 12/12/12	3,000,000	3,109,449
6.50%, 09/15/37	2,400,000	2,321,551
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	3,600,000	3,504,017

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

BANKS (Cont.)
Wachovia Bank N.A./Wells Fargo & Co.
6.00%, 11/15/17	$8,500,000	$8,566,470
Wachovia Corp./Wells Fargo & Co.
5.30%, 10/15/11	2,750,000	2,865,767
Wells Fargo & Co.
5.25%, 10/23/12	7,300,000	7,556,478

		36,495,212

BEVERAGES (0.09%)
Bottling Group LLC
5.13%, 01/15/19	1,100,000	1,121,161

		1,121,161

BIOTECHNOLOGY (0.23%)
Amgen Inc.
5.70%, 02/01/19	2,200,000	2,321,024
Genentech Inc.
4.75%, 07/15/15	625,000	645,748

		2,966,772

BUILDING MATERIALS (0.05%)
CRH America Inc.
6.00%, 09/30/16 (b)	800,000	711,942

		711,942

CHEMICALS (0.43%)
Ashland Inc.
9.13%, 06/01/17 (a)	1,800,000	1,872,000
Nalco Co.
8.25%, 05/15/17 (a)	1,800,000	1,809,000
Yara International ASA
7.88%, 06/11/19 (a)	1,900,000	1,980,017

		5,661,017

COMMERCIAL SERVICES (0.14%)
Iron Mountain Inc.
8.00%, 06/15/20	1,900,000	1,767,000

		1,767,000

COMPUTERS (0.60%)
Hewlett-Packard Co.
2.25%, 05/27/11	5,300,000	5,316,144
International Business Machines Corp.
7.63%, 10/15/18	2,050,000	2,450,318

		7,766,462

DIVERSIFIED FINANCIAL SERVICES (6.15%)
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,250,000	5,428,426

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
American Express Co.
8.13%, 05/20/19	$4,800,000	$4,981,099
Ameriprise Financial Inc.
7.52%, 06/01/16	500,000	377,500
Associates Corp. of North America
6.95%, 11/01/18	1,500,000	1,342,033
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.40%, 10/02/17	4,500,000	4,507,987
7.25%, 02/01/18 (b)	1,000,000	1,053,989
Capital One Financial Corp.
0.93%, 09/10/09	2,940,000	2,929,275
7.38%, 05/23/14	1,600,000	1,649,888
Citigroup Inc.
5.50%, 04/11/13 (b)	1,750,000	1,640,179
5.50%, 02/15/17	750,000	611,115
5.85%, 07/02/13	2,800,000	2,648,584
6.13%, 11/21/17	1,000,000	876,761
6.13%, 08/25/36	800,000	595,733
6.50%, 08/19/13	1,400,000	1,359,929
8.50%, 05/22/19	1,600,000	1,627,582
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16 (b)	500,000	532,453
Countrywide Home Loans Inc.
4.00%, 03/22/11	800,000	789,517
Credit Agricole SA Series E
0.83%, 03/13/16	2,700,000	2,358,002
Credit Suisse First Boston USA Inc.
4.88%, 01/15/15 (b)	900,000	903,802
5.13%, 01/15/14	1,400,000	1,425,493
General Electric Capital Corp.
6.38%, 11/15/17	2,000,000	1,334,442
6.75%, 03/15/32	2,000,000	1,795,412
6.88%, 01/10/39	900,000	810,102
Genworth Global Funding Trusts
5.75%, 05/15/13	1,000,000	905,461
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	1,800,000	1,861,182
5.95%, 01/18/18	3,100,000	3,006,873
6.00%, 05/01/14	900,000	939,294
6.15%, 04/01/18	1,500,000	1,460,365
6.75%, 10/01/37 (b)	2,250,000	2,000,236
7.50%, 02/15/19	1,200,000	1,284,926
International Lease Finance Corp.
6.63%, 11/15/13	4,200,000	3,232,774
JPMorgan Chase & Co.
4.65%, 06/01/14	3,600,000	3,590,503
4.75%, 05/01/13 (b)	3,100,000	3,139,333
6.40%, 05/15/38	1,300,000	1,303,277
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,500,000	2,391,350
6.88%, 04/25/18	6,350,000	5,877,281

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

DIVERSIFIED FINANCIAL SERVICES (Cont.)
Morgan Stanley
5.25%, 11/02/12	$700,000	$710,228
5.95%, 12/28/17	850,000	815,626
6.00%, 04/28/15	3,400,000	3,391,123
6.25%, 08/28/17	1,500,000	1,451,380
7.30%, 05/13/19	1,200,000	1,244,340

		80,184,855

ELECTRIC (2.60%)
Commonwealth Edison Co.
4.70%, 04/15/15	1,000,000	987,109
5.88%, 02/01/33	3,500,000	3,354,424
Dominion Resources Inc.
6.40%, 06/15/18	5,250,000	5,541,679
Duke Energy Corp.
6.25%, 06/15/18	2,500,000	2,627,153
Edison Mission Energy
7.63%, 05/15/27	750,000	480,000
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	6,950,000	7,229,376
Mirant Americas Generation LLC
8.30%, 05/01/11	500,000	498,750
9.13%, 05/01/31	250,000	180,000
Northern States Power Co.
5.25%, 07/15/35	2,500,000	2,393,025
Oncor Electric Delivery Co.
5.95%, 09/01/13	2,750,000	2,861,504
Pacific Gas and Electric Co.
5.63%, 11/30/17 (b)	1,500,000	1,587,728
PacifiCorp
5.50%, 01/15/19	1,300,000	1,374,906
PSEG Power LLC
6.95%, 06/01/12 (b)	2,300,000	2,476,118
Southern California Edison Co.
5.50%, 08/15/18	1,250,000	1,326,098
Southern Co.
4.15%, 05/15/14	900,000	903,580

		33,821,450

ENTERTAINMENT (0.15%)
International Game Technology
7.50%, 06/15/19	1,900,000	1,917,062

		1,917,062

FOOD (1.25%)
General Mills Inc.
5.65%, 02/15/19	1,400,000	1,463,230
Kellogg Co.
4.45%, 05/30/16	100,000	100,084
5.13%, 12/03/12	2,300,000	2,458,620

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

FOOD (Cont.)
Kellogg Co. Series B
7.45%, 04/01/31	$1,000,000	$1,200,851
Kraft Foods Inc.
6.00%, 02/11/13	500,000	532,678
6.13%, 02/01/18	2,500,000	2,584,808
6.13%, 08/23/18	2,000,000	2,071,206
6.75%, 02/19/14	800,000	877,416
Kroger Co. (The)
6.40%, 08/15/17	500,000	530,090
6.90%, 04/15/38	400,000	431,089
7.50%, 01/15/14	1,750,000	1,958,198
8.05%, 02/01/10	930,000	955,866
Safeway Inc.
6.25%, 03/15/14	1,100,000	1,180,458

		16,344,594

FOREST PRODUCTS & PAPER (0.13%)
International Paper Co.
9.38%, 05/15/19	1,600,000	1,630,974

		1,630,974

HEALTH CARE-PRODUCTS (0.09%)
Beckman Coulter Inc.
7.00%, 06/01/19	1,100,000	1,162,589

		1,162,589

HEALTH CARE-SERVICES (0.76%)
Aetna Inc.
6.75%, 12/15/37	1,200,000	1,112,690
Humana Inc.
7.20%, 06/15/18 (b)	1,100,000	991,255
Res-Care Inc.
7.75%, 10/15/13	250,000	233,750
UnitedHealth Group Inc.
0.79%, 06/21/10	5,320,000	5,269,790
WellPoint Inc.
7.00%, 02/15/19	2,200,000	2,274,287

		9,881,772

HOUSEHOLD PRODUCTS & WARES (0.07%)
Kimberly-Clark Corp.
7.50%, 11/01/18	750,000	902,531

		902,531

INSURANCE (2.21%)
ACE INA Holdings Inc.
5.90%, 06/15/19 (b)	1,000,000	1,002,353
Aflac Inc.
8.50%, 05/15/19	2,000,000	2,137,068
Allstate Corp. (The)
7.45%, 05/16/19	1,200,000	1,298,232

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

INSURANCE (Cont.)
AON Corp.
8.21%, 01/01/27	$3,100,000	$2,821,000
Chubb Corp.
5.75%, 05/15/18 (b)	500,000	518,618
6.00%, 05/11/37	800,000	809,702
6.38%, 04/15/17	2,050,000	1,640,000
6.50%, 05/15/38 (b)	750,000	813,056
Genworth Financial Inc.
6.15%, 11/15/16 (b)	2,100,000	945,158
Markel Corp.
7.35%, 08/15/34	1,000,000	812,146
Marsh & McLennan Companies Inc.
5.75%, 09/15/15 (b)	400,000	381,092
9.25%, 04/15/19	2,300,000	2,588,234
MetLife Inc.
5.38%, 12/15/12	3,500,000	3,577,196
6.40%, 12/15/36	1,400,000	1,001,000
7.72%, 02/15/19	1,500,000	1,604,456
Progressive Corp. (The)
6.70%, 06/15/37 (b)	1,800,000	1,269,191
Prudential Financial Inc.
5.15%, 01/15/13	1,750,000	1,698,279
7.38%, 06/15/19	1,000,000	981,830
8.88%, 06/15/38	1,700,000	1,411,000
Travelers Companies Inc. (The)
6.25%, 03/15/37	500,000	402,982
6.25%, 06/15/37	1,000,000	1,035,641

		28,748,234

IRON & STEEL (0.49%)
Ispat Inland ULC
9.75%, 04/01/14	6,038,000	6,326,254

		6,326,254

MANUFACTURING (0.20%)
Tyco International Finance SA
8.50%, 01/15/19	2,400,000	2,661,072

		2,661,072

MEDIA (2.34%)
British Sky Broadcasting Group PLC
9.50%, 11/15/18 (a)	1,500,000	1,792,818
CBS Corp.
8.88%, 05/15/19	3,500,000	3,411,135
Comcast Corp.
5.70%, 05/15/18 (b)	7,050,000	7,087,880
CSC Holdings Inc.
7.63%, 07/15/18	2,500,000	2,315,625
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
7.63%, 05/15/16	1,610,000	1,565,725

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

MEDIA (Cont.)
EchoStar DBS Corp.
6.38%, 10/01/11	$500,000	$485,000
7.13%, 02/01/16	2,000,000	1,865,000
Time Warner Cable Inc.
6.75%, 07/01/18	3,900,000	4,062,119
6.75%, 06/15/39	800,000	778,633
8.25%, 04/01/19	1,200,000	1,361,540
Time Warner Entertainment Co.
8.38%, 07/15/33	1,300,000	1,455,124
Time Warner Inc.
7.70%, 05/01/32	1,800,000	1,768,799
Viacom Inc.
6.88%, 04/30/36 (b)	2,700,000	2,487,534

		30,436,932

MINING (0.52%)
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	5,300,000	5,890,971
Vale Overseas Ltd.
6.88%, 11/21/36	1,000,000	949,505

		6,840,476

OFFICE & BUSINESS EQUIPMENT (0.21%)
Xerox Corp.
1.36%, 12/18/09	2,750,000	2,721,411

		2,721,411

OIL & GAS (2.33%)
BP AMI Leasing Inc.
5.52%, 05/08/19 (a)	5,000,000	5,132,795
Burlington Resources Finance Co.
7.20%, 08/15/31	800,000	874,081
Devon Energy Corp.
6.30%, 01/15/19	2,300,000	2,457,824
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	900,000	917,063
EnCana Corp.
6.50%, 05/15/19	400,000	428,802
Enterprise Products Operating LP
7.50%, 02/01/11	3,600,000	3,773,286
Enterprise Products Operating LP Series B
4.63%, 10/15/09	2,000,000	2,005,886
5.75%, 03/01/35 (b)	1,500,000	1,303,388
EOG Resources Inc.
5.63%, 06/01/19	1,300,000	1,360,611
EQT Corp.
8.13%, 06/01/19	1,800,000	1,926,662
Hess Corp.
8.13%, 02/15/19	1,000,000	1,138,454

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

OIL & GAS (Cont.)
Marathon Oil Corp.
6.60%, 10/01/37	$1,000,000	$967,604
6.80%, 03/15/32	1,500,000	1,455,990
7.50%, 02/15/19	500,000	545,726
Newfield Exploration Co.
7.13%, 05/15/18	2,552,000	2,319,130
Pride International Inc.
8.50%, 06/15/19	1,800,000	1,777,500
XTO Energy Inc.
5.50%, 06/15/18	2,000,000	2,004,122

		30,388,924

OIL & GAS SERVICES (0.04%)
Weatherford International Ltd.
9.63%, 03/01/19	400,000	470,563

		470,563

PACKAGING & CONTAINERS (0.14%)
Crown Americas LLC
7.63%, 11/15/13 (b)	500,000	487,500
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17 (a)	1,400,000	1,351,000

		1,838,500

PHARMACEUTICALS (0.30%)
Express Scripts Inc.
6.25%, 06/15/14	2,200,000	2,327,838
Pfizer Inc.
6.20%, 03/15/19	1,500,000	1,640,436

		3,968,274

PIPELINES (1.19%)
El Paso Corp.
7.80%, 08/01/31	250,000	203,927
Energy Transfer Partners LP
9.00%, 04/15/19	800,000	913,554
9.70%, 03/15/19	1,900,000	2,181,286
Pacific Energy Partners LP
6.25%, 09/15/15	250,000	239,796
Plains All American Pipeline LP
6.70%, 05/15/36	1,000,000	901,620
8.75%, 05/01/19	600,000	680,849
TransCanada PipeLines Ltd.
6.50%, 08/15/18	6,250,000	6,799,550
7.13%, 01/15/19	2,600,000	2,934,443
7.63%, 01/15/39	600,000	700,261

		15,555,286

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

REAL ESTATE (0.07%)
Westfield Capital Corp. Ltd.
4.38%, 11/15/10 (a)	$1,000,000	$978,770

		978,770

REAL ESTATE INVESTMENT TRUSTS (0.69%)
Host Hotels & Resorts LP
6.75%, 06/01/16 (b)	3,000,000	2,602,500
Simon Property Group LP
5.30%, 05/30/13	2,500,000	2,417,420
5.75%, 05/01/12	3,000,000	3,048,084
6.75%, 05/15/14	900,000	904,324

		8,972,328

RETAIL (0.94%)
CVS Caremark Corp.
0.97%, 06/01/10	4,000,000	3,971,636
Home Depot Inc.
0.75%, 12/16/09	1,000,000	996,950
McDonald’s Corp.
5.70%, 02/01/39	1,100,000	1,089,074
6.30%, 10/15/37	1,000,000	1,079,230
Staples Inc.
9.75%, 01/15/14	800,000	893,544
Yum! Brands Inc.
6.25%, 03/15/18 (b)	2,500,000	2,572,258
6.88%, 11/15/37	1,600,000	1,612,798

		12,215,490

SOFTWARE (0.51%)
Oracle Corp.
5.00%, 07/08/19	2,800,000	2,789,556
5.25%, 01/15/16	1,500,000	1,569,624
5.75%, 04/15/18	2,150,000	2,267,912

		6,627,092

TELECOMMUNICATIONS (4.21%)
AT&T Inc.
4.95%, 01/15/13	1,500,000	1,560,009
5.50%, 02/01/18	1,250,000	1,248,171
AT&T Wireless Services Inc.
8.75%, 03/01/31 (b)	1,000,000	1,218,810
BellSouth Corp.
6.55%, 06/15/34 (b)	3,200,000	3,137,091
Citizens Communications Co.
6.25%, 01/15/13	500,000	460,000
Deutsche Telekom International Finance AG
8.50%, 06/15/10	3,250,000	3,417,911
8.75%, 06/15/30	2,900,000	3,395,114
Embarq Corp.
6.74%, 06/01/13	1,750,000	1,766,522

Security	Principal	Value

CORPORATE BONDS & NOTES (Cont.)

TELECOMMUNICATIONS (Cont.)
France Telecom SA
7.75%, 03/01/11	$3,300,000	$3,569,056
8.50%, 03/01/31	2,000,000	2,568,660
Koninklijke KPN NV
8.00%, 10/01/10	1,500,000	1,573,916
Nokia OYJ
5.38%, 04/15/19	1,800,000	1,821,123
Qwest Corp.
8.38%, 05/01/16 (a)	2,500,000	2,412,500
Rogers Wireless Inc.
6.38%, 03/01/14 (b)	2,000,000	2,143,742
7.50%, 03/15/15	750,000	815,846
7.50%, 08/15/38	1,800,000	1,992,371
Telecom Italia Capital SA
4.00%, 01/15/10 (b)	1,680,000	1,688,054
5.25%, 10/01/15	2,500,000	2,413,343
7.00%, 06/04/18	3,300,000	3,338,465
Telefonica Emisiones SAU
5.86%, 02/04/13	3,600,000	3,794,897
5.88%, 07/15/19	2,200,000	2,268,185
6.22%, 07/03/17 (b)	2,100,000	2,221,727
Verizon Communications Inc.
8.75%, 11/01/18	2,000,000	2,368,958
8.95%, 03/01/39	500,000	631,409
Vodafone Group PLC
5.45%, 06/10/19 (b)	700,000	688,346
5.63%, 02/27/17	950,000	964,890
7.88%, 02/15/30	1,250,000	1,433,715

		54,912,831

TRANSPORTATION (0.70%)
CNF Inc.
6.70%, 05/01/34	2,500,000	1,629,178
CSX Corp.
5.75%, 03/15/13	2,600,000	2,665,910
6.15%, 05/01/37	1,750,000	1,627,033
FedEx Corp.
8.00%, 01/15/19	600,000	683,756
Norfolk Southern Corp.
5.75%, 01/15/16 (a)	1,100,000	1,139,340
Union Pacific Corp.
6.13%, 02/15/20	1,300,000	1,347,969

		9,093,186

TOTAL CORPORATE BONDS & NOTES
(Cost: $444,206,048)		452,751,080

ASSET-BACKED SECURITIES (6.65%)
AmeriCredit Automobile Receivables Trust Series 2006-RM Class A2
5.42%, 08/08/11	3,203,646	3,258,186

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Principal	Value

ASSET-BACKED SECURITIES (Cont.)
AmeriCredit Automobile Receivables Trust Series 2007-AX Class A3
5.19%, 11/06/11	$1,450,014	$1,444,171
AmeriCredit Automobile Receivables Trust Series 2007-BF Class A3B
0.34%, 04/02/12	1,772,670	1,731,581
AmeriCredit Automobile Receivables Trust Series 2007-CM Class A3A
5.42%, 05/07/12	5,789,117	5,872,719
AmeriCredit Automobile Receivables Trust Series 2008-AF Class A2B
2.07%, 01/12/12	2,247,390	2,238,968
Asset Backed Funding Corp. Certificates Series 2005-OPT1 Class A1SS
0.56%, 07/25/35	2,431,663	2,116,366
Asset Backed Funding Corp. Certificates Series 2006-OPT2 Class A3B
0.42%, 10/25/36	3,100,000	2,638,634
Bear Stearns Asset Backed Securities Trust Series 2005-HE7 Class 1A3
0.72%, 07/25/35	1,335,815	1,305,470
Capital One Auto Finance Trust Series 2006-B Class A3A
5.45%, 02/15/11	53,015	53,059
Capital One Auto Finance Trust Series 2007-B Class A3A
5.03%, 04/15/12	2,773,021	2,801,181
Carrington Mortgage Loan Trust Series 2007-FRE1 Class A1
0.43%, 02/25/37	3,640,290	2,833,974
Countrywide Asset-Backed Certificates Series 2004-10 Class AF4
4.51%, 07/25/32	1,066,992	1,049,697
Countrywide Asset-Backed Certificates Series 2004-AB2 Class A3
0.72%, 05/25/36	3,093,682	2,413,068
Countrywide Asset-Backed Certificates Series 2006-20 Class 2A1
0.36%, 04/25/28	2,662,014	2,487,082
Countrywide Asset-Backed Certificates Series 2006-22 Class 2A1
0.36%, 05/25/47	333,341	303,217
Countrywide Asset-Backed Certificates Series 2006-25 Class 2A1
0.38%, 05/25/28	5,072,417	4,698,645

Security	Principal	Value

ASSET-BACKED SECURITIES (Cont.)
Countrywide Asset-Backed Certificates Series 2007-10 Class 2A1
0.36%, 10/25/28 (c)	$3,972,387	$3,523,010
Countrywide Asset-Backed Certificates Series 2007-5 Class 2A1
0.41%, 04/25/29	4,327,352	3,789,058
Countrywide Asset-Backed Certificates Series 2007-6 Class 2A1
0.41%, 09/25/37	702,682	627,046
Countrywide Asset-Backed Certificates Series 2007-7 Class 2A1
0.39%, 10/25/37	631,306	553,992
Countrywide Asset-Backed Certificates Series 2007-8 Class 2A1
0.37%, 11/25/37	5,416,613	4,794,152
GSAMP Trust Series 2007-HE2 Class A2A
0.43%, 03/25/37	3,492,148	2,583,842
Home Equity Asset Trust Series 2006-4 Class 2A3
0.48%, 08/25/36	5,800,000	3,853,697
Lehman XS Trust Series 2005-4 Class 1A2
0.58%, 10/25/35	2,491,297	2,301,965
Long Beach Mortgage Loan Trust Series 2005-WL2 Class 3A1
0.49%, 08/25/35	280,758	272,844
MASTR Asset Backed Securities Trust Series 2006-AM1 Class A2
0.44%, 01/25/36	1,685,717	1,568,669
Morgan Stanley Home Equity Loan Trust Series 2006-1 Class A2B
0.51%, 12/25/35	3,317,630	2,996,145
Residential Asset Mortgage Products Inc. Series 2006-NC2 Class A2
0.50%, 02/25/36	2,485,301	1,757,950
Residential Asset Securities Corp. Series 2005-KS12 Class A2
0.56%, 01/25/36	5,025,457	4,264,835
Saxon Asset Securities Trust Series 2005-4 Class A1A
0.54%, 11/25/37	4,091,528	3,400,752
Securitized Asset Backed Receivables LLC Trust Series 2005-FR5 Class A1A
0.60%, 08/25/35	3,776,025	3,439,012

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Principal	Value

ASSET-BACKED SECURITIES (Cont.)
Securitized Asset Backed Receivables LLC Trust Series 2006-FR3 Class A2
0.45%, 05/25/36	$4,013,092	$2,582,163
Soundview Home Equity Loan Trust Series 2006-EQ1 Class A2
0.42%, 10/25/36	3,267,658	2,662,449
Soundview Home Equity Loan Trust Series 2006-EQ2 Class A1
0.39%, 01/25/37	1,371,934	1,337,453
Structured Asset Investment Loan Trust Series 2005-11 Class A6
0.53%, 01/25/36	4,342,260	3,135,625

TOTAL ASSET-BACKED SECURITIES
(Cost: $91,755,851)		86,690,677

COLLATERALIZED MORTGAGE OBLIGATIONS (6.00%)

MORTGAGE-BACKED SECURITIES (6.00%)
Banc of America Commercial Mortgage Inc. Series 2006-2 Class A4
5.93%, 05/10/45	3,245,000	2,706,219
Bear Stearns Commercial Mortgage Securities Series 2007-PWR16 Class A4
5.91%, 06/11/40	3,000,000	2,462,033
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4
6.30%, 12/10/49	2,500,000	2,043,840
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class A1
5.30%, 01/15/46	4,548,571	4,585,268
Countrywide Alternative Loan Trust Series 2005-38 Class A3
0.66%, 09/25/35	5,803,579	2,640,174
Federal Home Loan Mortgage Corp. Series 2827 Class PF
0.52%, 04/15/28	448,929	448,867
Greenpoint Mortgage Funding Trust Series 2007-AR1 Class 2A1A
0.51%, 03/25/47	8,670,126	3,542,557
Greenpoint Mortgage Funding Trust Series 2007-AR2 Class 1A4A
0.48%, 04/25/47	7,094,291	2,751,737
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A5
5.22%, 04/10/37	1,000,000	855,374
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP6 Class A3B
5.56%, 04/15/43	10,000,000	7,610,422

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX Class A1S
4.93%, 01/15/49	$9,899,622	$9,126,440
JPMorgan Mortgage Acquisition Corp. Series 2006-FRE1 Class A3
0.50%, 05/25/35	2,734,662	1,975,799
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4
5.16%, 02/15/31	2,800,000	2,331,831
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4
5.86%, 07/15/40	5,700,000	4,137,902
Merrill Lynch Mortgage Trust Series 2006-C1 Class A1
5.53%, 05/12/39	4,375,666	4,418,501
Merrill Lynch Mortgage Trust Series 2006-C2 Class A1
5.60%, 08/12/43	2,556,297	2,595,990
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class A1
4.71%, 07/12/46	1,848,151	1,854,709
PNC Mortgage Acceptance Corp. Series 2000-C2 Class A2
7.30%, 10/12/33	3,913,288	4,011,320
Structured Asset Mortgage Investments Inc. Series 2006-AR6 Class 2A1
0.50%, 07/25/46	9,858,495	4,111,863
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A5
5.42%, 01/15/45	5,700,000	4,482,030
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class A3
5.68%, 10/15/48	3,000,000	2,386,474
Washington Mutual Alternative Mortgage Series 2007-OA4 Class A1A
2.10%, 04/25/47 (c)	12,473,464	4,612,837
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA6 Class 1A
2.15%, 07/25/47 (c)	6,244,322	2,426,095

		78,118,282

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $91,511,545)		78,118,282

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (46.80%)

MORTGAGE-BACKED SECURITIES (41.43%)
Federal Home Loan Mortgage Corp.
3.53%, 09/01/33	$1,222,625	$1,242,601
4.00%, 07/01/39 (d)	3,000,000	2,906,719
4.33%, 10/01/33	2,373,148	2,408,361
4.50%, 08/01/20	2,682,383	2,757,713
4.50%, 07/01/24 (d)	16,000,000	16,307,500
4.50%, 07/01/39 (d)	20,000,000	19,906,250
4.62%, 04/01/38	15,480,617	15,755,339
5.00%, 10/01/20	4,758,386	4,951,398
5.00%, 12/15/34	1,215,684	70,510
5.00%, 07/01/39 (d)	12,000,000	12,202,500
5.50%, 05/15/24	1,521,763	21,985
5.50%, 03/15/25	813,071	16,292
5.50%, 02/15/27	21,326,347	21,895,373
5.50%, 12/01/27	1,928,019	2,004,406
5.50%, 05/15/29	2,837,373	146,431
5.50%, 10/01/32	9,588,088	9,955,038
5.50%, 05/01/34	60,929	63,166
5.50%, 10/01/34	422,237	437,737
5.50%, 01/01/35	6,124,767	6,343,859
5.50%, 12/01/35	3,836,278	3,973,508
5.50%, 02/01/39	12,861,831	13,295,068
5.50%, 04/01/39	4,715,625	4,874,466
6.00%, 12/01/28	3,183,463	3,355,134
6.00%, 09/01/34	1,509,656	1,585,640
6.00%, 02/01/35	2,839,295	2,983,977
6.00%, 09/01/35	6,631,617	6,965,400
6.00%, 09/01/38	7,679,486	8,023,581
6.00%, 02/01/39	3,737,028	3,904,473
6.00%, 03/01/39	1,922,232	2,008,169
6.00%, 04/01/39	2,782,551	2,906,951
6.35%, 11/01/36	8,803,912	9,323,472
6.50%, 05/01/21	1,219	1,314
6.50%, 09/01/21	1,124,592	1,190,534
6.50%, 07/01/32	4,751,159	5,092,741
6.50%, 01/01/36	11,690	12,449
Federal National Mortgage Association
2.92%, 05/01/33	5,938,374	5,952,973
3.49%, 07/01/35	2,093,267	2,126,177
3.72%, 06/01/35	3,196,700	3,285,178
3.74%, 08/01/33	4,257,941	4,285,005
4.00%, 07/01/24 (d)	9,000,000	8,998,594
4.00%, 07/01/39 (d)	8,000,000	7,772,500
4.50%, 07/01/24 (d)	4,000,000	4,079,375
4.50%, 08/01/35	7,099,868	7,109,783
4.50%, 07/01/39 (d)	6,000,000	5,985,938
5.00%, 01/01/18	868,186	909,371
5.00%, 09/01/18	5,939,479	6,219,377
5.00%, 12/01/18	465,701	487,647
5.00%, 01/01/19	417,178	436,838
5.00%, 06/01/19	893,687	934,365

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cont.)
MORTGAGE-BACKED SECURITIES (Cont.)
5.00%, 08/01/19	$491,670	$513,303
5.00%, 09/01/19	349,939	365,336
5.00%, 11/01/19	958,802	1,000,989
5.00%, 01/01/20	463,442	482,820
5.00%, 05/01/20	4,407,795	4,592,096
5.00%, 06/01/20	367,697	383,071
5.00%, 11/01/33	41,262,861	42,215,453
5.00%, 12/01/33	12,949,261	13,248,207
5.00%, 03/01/34	6,480,538	6,630,147
5.10%, 04/01/37	1,542,424	1,598,208
5.11%, 01/01/36	3,638,270	3,781,134
5.14%, 01/01/35	3,035,471	3,143,036
5.50%, 09/01/19	3,176,978	3,348,535
5.50%, 10/01/19	2,258,658	2,380,626
5.50%, 10/01/23	3,914,152	4,104,132
5.50%, 06/01/25	3,811,367	3,962,725
5.50%, 07/01/33	22,799,666	23,657,992
5.50%, 01/01/34	5,112,201	5,304,658
5.50%, 07/01/34	8,944,983	9,276,140
5.50%, 02/01/35	3,747,591	3,886,332
5.50%, 03/01/35	898,379	930,796
5.50%, 09/01/36	10,627,408	11,027,492
5.50%, 12/01/36	4,348,117	4,497,541
5.50%, 06/01/38	13,801,163	14,275,443
6.00%, 11/01/22	2,937,603	3,114,135
6.00%, 02/25/27	1,718,665	1,770,388
6.00%, 03/01/33	517,673	545,184
6.00%, 08/01/34	209,098	219,884
6.00%, 11/01/34	4,798,502	5,046,018
6.00%, 04/01/35	3,138,436	3,300,323
6.00%, 08/01/37	5,007,728	5,240,998
6.00%, 02/01/38	10,002,757	10,468,706
6.00%, 07/01/39 (d)	19,000,000	19,852,031
6.50%, 07/01/32	8,041,128	8,639,344
6.50%, 04/01/39	5,606,916	6,038,057
6.50%, 07/01/39 (c)	10,000,000	10,759,375
Government National Mortgage Association
4.50%, 07/01/39 (d)	9,000,000	8,981,719
5.00%, 07/01/39 (d)	10,000,000	10,193,750
5.50%, 06/15/34	1,332,678	1,382,758
5.50%, 07/01/39 (d)	14,000,000	14,455,000
6.00%, 07/15/34	1,257,622	1,309,948
6.00%, 01/15/39	2,780,312	2,899,670
6.00%, 07/01/39 (d)	13,000,000	13,540,313

		539,836,989

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.19%)
Federal Home Loan Mortgage Corp.
2.50%, 04/23/14	8,000,000	7,873,352
3.75%, 03/27/19	13,600,000	13,363,958
5.00%, 04/18/17	38,000,000	41,484,182

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

Security	Shares or Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cont.)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Cont.)
Federal National Mortgage Association
6.25%, 02/01/11	$4,700,000	$4,943,413

		67,664,905

U.S. GOVERNMENT OBLIGATIONS (0.18%)
U.S. Treasury Bond
6.13%, 08/15/29 (e)	700,000	871,718
U.S. Treasury Note
4.00%, 02/15/14 (e)	1,350,000	1,444,605

		2,316,323

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $598,415,453)		609,818,217

SHORT-TERM INVESTMENTS (19.19%)

MONEY MARKET FUNDS (19.19%)
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.40% (f) (g) (h)	248,053,453	248,053,453
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.32% (f) (g) (h)	1,933,509	1,933,509

		249,986,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $249,986,962)		249,986,962

TOTAL INVESTMENTS IN SECURITIES (113.39%)
(Cost: $1,475,875,859)		1,477,365,218

OTHER ASSETS, LESS LIABILITIES (-13.39)%		(174,469,613)

NET ASSETS (100.00%)		$1,302,895,605

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 4.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	To-be-announced (TBA). See Note 1.
(e)	All or a portion of this U.S. Treasury Bond or Note is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 4.

As of June 30, 2009, the open futures contracts held by the Master Portfolio were as follows:

Futures contracts (expiration date)	Number of contracts	Notional contract value	Net unrealized appreciation (depreciation)

2-Year U.S. Treasury Notes (October 2009)	255	55,135,781	$165,524

5-Year U.S. Treasury Notes (October 2009)	2,574	295,286,063	907,405

10-Year U.S. Treasury Notes (September 2009)	(986)	(114,637,906)	(1,236,454)

30-Year U.S. Treasury Bonds (September 2009)	489	57,877,734	1,284,694

		293,661,672	$1,121,169

The accompanying notes are an integral part of these financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2009

(Unaudited)

As of June 30, 2009, the Master Portfolio held the following open swap contracts:

Description	Notional amount	Net unrealized appreciation (depreciation)
Credit Default Swaps

Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo & Co. 1.27% due 10/28/15. Expiring 9/20/13.	$500,000	$(113,687)

Agreement with Deutsche Bank AG dated 9/17/08 to pay 7.50% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Wells Fargo & Co. 1.27% due 10/28/15. Expiring 12/20/13.	500,000	(119,496)

Agreement with Deutsche Bank AG dated 9/19/08 to receive 3.25% per year times the notional amount. The Master Portfolio makes payment only upon a default event of General Electric Capital Corp. 6.00% due 6/15/12. Expiring 12/20/13.	4,000,000	(163,390)

Agreement with Deutsche Bank AG dated 3/17/09 to pay 6.80% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Bank of America Corp. 7.40% due 1/15/11. Expiring 6/20/14.	1,500,000	(204,773)

Agreement with JPMorgan Chase Bank N.A. dated 8/10/06 to pay 0.65% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 8.88% due 5/1/10. Expiring 9/20/13.	2,500,000	166,069

Agreement with JPMorgan Chase Bank N.A. dated 10/16/06 to pay 0.71% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Con-Way Inc. 6.70% due 5/1/34. Expiring 12/20/13.	1,250,000	85,494

Agreement with JPMorgan Chase Bank N.A. dated 10/24/08 to receive 5.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of SLM Corp. 5.13% due 8/27/12. Expiring 12/20/13.	900,000	(93,093)

Agreement with Merrill Lynch International dated 4/14/09 to receive 1.00% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Dow Jones Credit Derivatives Index, North America Investment Grade. Expiring 6/20/14.	69,000,000	(1,085,869)

	80,150,000	(1,528,745)

Description	Notional amount	Net unrealized appreciation (depreciation)
Interest-Rate Swaps

Agreement with Goldman Sachs International Ltd. dated 5/28/09 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 3.98%. Expiring 6/3/19.	$25,000,000	$477,757

Agreement with Goldman Sachs International Ltd. dated 6/30/09 paying the notional amount multiplied by the three-month LIBOR rate and receiving a fixed rate of 3.81%. Expiring 7/2/19.	25,000,000	(115,264)

	$50,000,000	$362,493

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

Portfolio Allocations

June 30, 2009

(Unaudited)

LIFEPATH RETIREMENT MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$166,856,233	61.50%
Domestic Equity	72,660,078	26.78
Foreign Equity	31,506,838	11.61
Short-Term and Other Net Assets	311,070	0.11

TOTAL	$271,334,219	100.00%

LIFEPATH 2010 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Fixed Income	$437,094,274	59.63%
Domestic Equity	205,664,594	28.06
Foreign Equity	90,848,858	12.39
Short-Term and Other Net Assets	(574,979)	(0.08)

TOTAL	$733,032,747	100.00%

LIFEPATH 2020 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$574,130,375	41.06%
Domestic Fixed Income	544,539,561	38.94
Foreign Equity	279,394,323	19.98
Short-Term and Other Net Assets	307,326	0.02

TOTAL	$1,398,371,585	100.00%

LIFEPATH 2030 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$555,114,485	50.39%
Foreign Equity	282,275,185	25.62
Domestic Fixed Income	262,055,040	23.79
Short-Term and Other Net Assets	2,216,941	0.20

TOTAL	$1,101,661,651	100.00%

LIFEPATH 2040 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$502,120,295	58.32%
Foreign Equity	260,060,656	30.20
Domestic Fixed Income	97,095,545	11.28
Short-Term and Other Net Assets	1,739,523	0.20

TOTAL	$861,016,019	100.00%

LIFEPATH 2050 MASTER PORTFOLIO

Security Type	Value	% of Net Assets

Domestic Equity	$11,181,328	62.35%
Foreign Equity	6,129,642	34.18
Domestic Fixed Income	145,198	0.81
Short-Term and Other Net Assets	476,264	2.66

TOTAL	$17,932,432	100.00%

ACTIVE STOCK MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Consumer Non-Cyclical	$360,428,008	25.05%
Financial	189,130,624	13.14
Technology	176,674,928	12.28
Energy	174,170,470	12.10
Communications	161,216,672	11.20
Industrial	137,243,227	9.54
Consumer Cyclical	125,286,431	8.71
Utilities	48,567,904	3.37
Basic Materials	32,639,191	2.27
Short-Term and Other Net Assets	33,693,249	2.34

TOTAL	$1,439,050,704	100.00%

COREALPHA BOND MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Mortgage-Backed Securities	$617,955,271	47.43%
Financial	155,379,399	11.93
Communications	87,177,713	6.69
Asset-Backed Securities	86,690,677	6.65
U.S. Government & Agency	69,981,228	5.37
Consumer Non-Cyclical	54,933,117	4.22
Energy	46,414,773	3.56
Utilities	33,821,450	2.60
Industrial	22,266,425	1.71
Basic Materials	20,458,721	1.57
Technology	17,114,965	1.31
Consumer Cyclical	15,184,517	1.17
Futures Contracts	1,121,169	0.09
Swap Agreements	(1,166,252)	(0.09)
Short-Term and Other Net Assets	75,562,432	5.79

TOTAL	$1,302,895,605	100.00%

S&P 500 INDEX MASTER PORTFOLIO

Sector/Investment Type	Value	% of Net Assets

Consumer Non-Cyclical	$401,349,625	23.69%
Financial	222,241,860	13.13
Technology	215,304,416	12.71
Energy	207,052,848	12.22
Communications	191,256,278	11.29
Industrial	164,314,247	9.70
Consumer Cyclical	139,263,426	8.22
Utilities	65,101,015	3.84
Basic Materials	43,472,127	2.57
Diversified	780,583	0.05
Futures Contracts	(1,365,949)	(0.08)
Short-Term and Other Net Assets	45,112,535	2.66

TOTAL	$1,693,883,011	100.00%

These tables are not part of the financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009

(Unaudited)

S&P 500 Index Master Portfolio

Assets
Investments, at cost:
Unaffiliated issuers	$2,055,390,766
Affiliated issuers (Note 2)	344,803,073

Total cost of investments	$2,400,193,839

Investments in securities, at fair value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$1,656,733,825
Affiliated issuers (Note 2)	344,803,073

Total fair value of investments	2,001,536,898
Receivables:
Investment securities sold	1,361,122
Dividends and interest	2,436,757

Total Assets	2,005,334,777

Liabilities
Payables:
Investment securities purchased	2,872,349
Due to broker–variation margin	276,025
Collateral for securities on loan (Note 4)	308,220,513
Investment advisory fees (Note 2)	67,979
Accrued expenses:
Professional fees (Note 2)	12,160
Independent trustees’ fees (Note 2)	2,740

Total Liabilities	311,451,766

Net Assets	$1,693,883,011

(a)	Securities on loan with a value of $301,219,965. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2009

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio

Assets
Investments, at cost:
Affiliated issuers (Note 2)	$107,527,973	$281,084,239	$720,568,865	$643,735,304

Total cost of investments	$107,527,973	$281,084,239	$720,568,865	$643,735,304

Investments, at fair value (including securities on loan (a)) (Note 1):
Affiliated issuers (Note 2)	$101,867,206	$262,184,678	$651,779,006	$569,079,011
Affiliated Master Portfolios	194,736,715	521,381,884	898,079,105	648,192,058

Total fair value of investments	296,603,921	783,566,562	1,549,858,111	1,217,271,069
Receivables:
Investment securities sold	500,000	3,454,324	3,000,000	—
Dividends and interest	3,677	8,466	24,555	19,200
Contributions	51,215	1,200,000	584,793	401,449

Total Assets	297,158,813	788,229,352	1,553,467,459	1,217,691,718

Liabilities
Payables:
Investment securities purchased	616,471	3,347,383	4,280,100	1,368,594
Collateral for securities on loan (Note 4)	24,697,136	48,374,925	147,789,085	114,642,103
Investment advisory fees (Note 2)	3,829	11,844	17,423	10,724
Withdrawals	500,000	3,454,325	3,000,000	—
Accrued expenses:
Professional fees (Note 2)	6,909	7,302	7,762	7,501
Independent trustees’ fees (Note 2)	249	826	1,504	1,145

Total Liabilities	25,824,594	55,196,605	155,095,874	116,030,067

Net Assets	$271,334,219	$733,032,747	$1,398,371,585	$1,101,661,651

(a)	Securities on loan with values of $24,188,507, $47,166,324, $143,738,965 and $111,905,678, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2009

(Unaudited)

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio

Assets
Investments, at cost:
Affiliated issuers (Note 2)	$603,787,594	$9,559,262

Total cost of investments	$603,787,594	$9,559,262

Investments, at fair value (including securities on loan (a)) (Note 1):
Affiliated issuers (Note 2)	$527,299,563	$10,288,365
Affiliated Master Portfolios	471,204,724	8,351,822

Total fair value of investments	998,504,287	18,640,187
Receivables:
Investment securities sold	—	632,651
Dividends and interest	17,278	261
Due from investment adviser	—	873
Contributions	555,782	476,017

Total Assets	999,077,347	19,749,989

Liabilities
Payables:
Investment securities purchased	1,684,561	802,590
Collateral for securities on loan (Note 4)	136,362,499	1,008,268
Investment advisory fees (Note 2)	6,100	—
Accrued expenses:
Professional fees (Note 2)	7,301	6,699
Independent trustees’ fees (Note 2)	867	—

Total Liabilities	138,061,328	1,817,557

Net Assets	$861,016,019	$17,932,432

(a)	Securities on loan with values of $133,186,472 and $984,098, respectively. See Note 4.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2009

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Assets
Investments, at cost:
Unaffiliated issuers	$1,521,095,240	$1,225,888,897
Affiliated issuers (Note 2)	318,867,538	249,986,962

Total cost of investments	$1,839,962,778	$1,475,875,859

Investments in securities, at fair value (including securities on loan (a)) (Note 1):
Unaffiliated issuers	$1,409,305,899	$1,227,378,256
Affiliated issuers (Note 2)	318,867,538	249,986,962

Total fair value of investments	1,728,173,437	1,477,365,218
Receivables:
Investment securities sold	13,850,045	19,737,739
Dividends and interest	1,705,898	9,807,991
Due from broker–swaps collateral	—	2,150,794
Collateral for open futures contracts	—	1,553,000
Open interest-rate swap contracts (Note 1)	—	448,075

Total Assets	1,743,729,380	1,511,062,817

Liabilities
Payables:
Investment securities purchased	21,044,667	184,454,141
Due to broker–variation margin	205,055	121,578
Collateral for securities on loan (Note 4)	283,070,055	13,017,995
Due to broker–swaps collateral	—	8,671,373
Credit default swaps at fair value (b)	—	1,528,745
Investment advisory fees (Note 2)	231,696	256,698
Administration fees (Note 2)	113,683	99,889
Accrued expenses:
Professional fees (Note 2)	11,857	15,543
Independent trustees’ fees (Note 2)	1,663	1,250

Total Liabilities	304,678,676	208,167,212

Net Assets	$1,439,050,704	$1,302,895,605

(a)	Securities on loan with values of $275,822,644 and $12,663,591, respectively. See Note 4.
(b)	Includes premiums paid and received in the amount of $2,327,364 and $5,141,029, respectively, for the CoreAlpha Bond Master Portfolio.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2009

(Unaudited)

S&P 500 Index Master Portfolio

Net Investment Income
Dividends from unaffiliated issuers	$20,560,376
Interest from unaffiliated issuers	5,494
Interest from affiliated issuers (Note 2)	58,523
Securities lending income from affiliated issuers (Note 2)	907,541

Total investment income	21,531,934

Expenses (Note 2)
Investment advisory fees	387,014
Professional fees	11,763
Independent trustees’ fees	7,936

Total expenses	406,713
Less expense reductions (Note 2)	(19,699)

Net expenses	387,014

Net investment income	21,144,920

Realized and Unrealized Gain (Loss)
Net realized loss from sale of investments in unaffiliated issuers	(48,727,459)
Net realized gain on futures contracts	6,685,534
Net change in unrealized appreciation (depreciation) of investments	73,270,203
Net change in unrealized appreciation (depreciation) of futures contracts	(1,697,376)

Net realized and unrealized gain	29,530,902

Net increase in net assets resulting from operations	$50,675,822

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the six months ended June 30, 2009

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2010 Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio

Net Investment Income
Dividends from affiliated issuers (Note 2)	$991,618	$2,813,464	$6,961,793	$6,534,715
Dividends allocated from Master Portfolios	596,064	1,752,154	4,805,955	4,635,491
Interest from affiliated issuers (Note 2)	2,835	5,073	10,577	9,037
Interest allocated from Master Portfolios	3,301,883	8,678,351	10,440,070	5,093,218
Securities lending income from affiliated issuers (Note 2)	24,476	65,834	152,420	130,571
Expenses allocated from Master Portfolios (a)	(295,097)	(796,165)	(1,255,387)	(869,003)

Total investment income	4,621,779	12,518,711	21,115,428	15,534,029

Expenses (Note 2)
Investment advisory fees	430,617	1,179,754	2,121,873	1,642,110
Professional fees	6,913	7,242	7,627	7,391
Independent trustees’ fees	1,084	3,130	5,536	4,212

Total expenses	438,614	1,190,126	2,135,036	1,653,713
Less expense reductions (Note 2)	(410,417)	(1,115,584)	(2,030,361)	(1,586,986)

Net expenses	28,197	74,542	104,675	66,727

Net investment income	4,593,582	12,444,169	21,010,753	15,467,302

Realized and Unrealized Gain (Loss)
Net realized gain from sale of investments in unaffiliated issuers	16,518	42,363	202,616	63,424
Net realized loss from sale of investments in affiliated issuers (Note 2)	(7,046,648)	(22,988,138)	(43,817,307)	(40,998,952)
Net realized loss allocated from Master Portfolios	(8,983,245)	(26,569,957)	(76,060,326)	(74,331,387)
Net change in unrealized appreciation (depreciation) of investments	11,553,909	34,722,011	77,886,334	75,627,352
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	13,204,702	36,975,033	92,765,286	85,823,015

Net realized and unrealized gain	8,745,236	22,181,312	50,976,603	46,183,452

Net increase in net assets resulting from operations	$13,338,818	$34,625,481	$71,987,356	$61,650,754

(a)	Net of fee reductions of $14,503, $41,796, $105,211 and $98,074, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the six months ended June 30, 2009

(Unaudited)

	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio

Net Investment Income
Dividends from affiliated issuers (Note 2)	$5,741,772	$107,971
Dividends allocated from Master Portfolios	4,152,297	58,845
Interest from affiliated issuers (Note 2)	7,955	473
Interest allocated from Master Portfolios	2,032,270	5,741
Securities lending income from affiliated issuers (Note 2)	122,705	682
Expenses allocated from Master Portfolios (a)	(604,872)	(7,146)

Total investment income	11,452,127	166,566

Expenses (Note 2)
Investment advisory fees	1,260,883	17,742
Professional fees	7,179	6,695
Independent trustees’ fees	3,189	—

Total expenses	1,271,251	24,437
Less expense reductions (Note 2)	(1,230,235)	(23,703)

Net expenses	41,016	734

Net investment income	11,411,111	165,832

Realized and Unrealized Gain (Loss)
Net realized gain from sale of investments in unaffiliated issuers	41,468	—
Net realized loss from sale of investments in affiliated issuers (Note 2)	(32,171,277)	(653,181)
Net realized loss allocated from Master Portfolios	(66,880,752)	(935,343)
Net change in unrealized appreciation (depreciation) of investments	63,641,640	1,563,354
Net change in unrealized appreciation (depreciation) allocated from Master Portfolios	73,968,118	1,274,628

Net realized and unrealized gain	38,599,197	1,249,458

Net increase in net assets resulting from operations	$50,010,308	$1,415,290

(a)	Net of fee reductions of $86,077 and $1,230, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

For the six months ended June 30, 2009

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Net Investment Income
Dividends from unaffiliated issuers (a)	$16,000,803	—
Interest from unaffiliated issuers	3,907	$28,186,604
Interest from affiliated issuers (Note 2)	79,145	429,163
Securities lending income from affiliated issuers (Note 2)	786,296	66,421

Total investment income	16,870,151	28,682,188

Expenses
Investment advisory fees (Note 2)	1,544,816	1,405,379
Administration fees (Note 2)	617,927	562,152
Professional fees (Note 2)	11,716	15,440
Independent trustees’ fees (Note 2)	5,715	5,056
Interest expense on securities sold short	—	6,359

Total expenses	2,180,174	1,994,386
Less expense reductions (Note 2)	(326,394)	(20,496)

Net expenses	1,853,780	1,973,890

Net investment income	15,016,371	26,708,298

Realized and Unrealized Gain (Loss)
Net realized loss from sale of investments in unaffiliated issuers	(262,131,511)	(102,475)
Net realized gain (loss) on futures contracts	2,032,558	(6,931,139)
Net realized gain on swap contracts	—	13,371,553
Net change in unrealized appreciation (depreciation) of investments	285,200,055	29,769,937
Net change in unrealized appreciation (depreciation) of futures contracts	(391,566)	1,215,640
Net change in unrealized appreciation (depreciation) of swap contracts	—	(11,783,281)

Net realized and unrealized gain	24,709,536	25,540,235

Net increase in net assets resulting from operations	$39,725,907	$52,248,533

(a)	Net of foreign withholding tax of $3,574 and $—, respectively.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500 Index Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008

Increase (decrease) in net assets

Operations:
Net investment income	$21,144,920	$55,448,050
Net realized loss	(42,041,925)	(142,694,921)
Net change in unrealized appreciation (depreciation)	71,572,827	(937,962,325)

Net increase (decrease) in net assets resulting from operations	50,675,822	(1,025,209,196)

Interestholder transactions:
Contributions	275,449,924	600,316,999
Withdrawals	(323,222,457)	(804,875,751)

Net decrease in net assets resulting from interestholder transactions	(47,772,533)	(204,558,752)

Increase (decrease) in net assets	2,903,289	(1,229,767,948)

NET ASSETS:
Beginning of period	1,690,979,722	2,920,747,670

End of period	$1,693,883,011	$1,690,979,722

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath Retirement Master Portfolio		LifePath 2010 Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008

Increase (decrease) in net assets

Operations:
Net investment income	$4,593,582	$11,626,514	$12,444,169	$31,740,053
Net realized loss	(16,013,375)	(14,187,053)	(49,515,732)	(35,390,983)
Net change in unrealized appreciation (depreciation)	24,758,611	(44,596,915)	71,697,044	(148,126,149)

Net increase (decrease) in net assets resulting from operations	13,338,818	(47,157,454)	34,625,481	(151,777,079)

Interestholder transactions:
Contributions	47,095,181	123,355,314	89,644,109	259,286,260
Withdrawals	(42,703,398)	(154,327,624)	(100,189,148)	(396,966,875)

Net increase (decrease) in net assets resulting from interestholder transactions	4,391,783	(30,972,310)	(10,545,039)	(137,680,615)

Increase (decrease) in net assets	17,730,601	(78,129,764)	24,080,442	(289,457,694)

NET ASSETS:
Beginning of period	253,603,618	331,733,382	708,952,305	998,409,999

End of period	$271,334,219	$253,603,618	$733,032,747	$708,952,305

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2020 Master Portfolio		LifePath 2030 Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008

Increase (decrease) in net assets

Operations:
Net investment income	$21,010,753	$50,433,715	$15,467,302	$34,121,231
Net realized loss	(119,675,017)	(98,148,224)	(115,266,915)	(98,691,682)
Net change in unrealized appreciation (depreciation)	170,651,620	(381,110,283)	161,450,367	(353,104,158)

Net increase (decrease) in net assets resulting from operations	71,987,356	(428,824,792)	61,650,754	(417,674,609)

Interestholder transactions:
Contributions	211,039,230	466,911,021	181,097,794	401,789,907
Withdrawals	(130,325,813)	(620,303,397)	(93,267,931)	(425,112,568)

Net increase (decrease) in net assets resulting from interestholder transactions	80,713,417	(153,392,376)	87,829,863	(23,322,661)

Increase (decrease) in net assets	152,700,773	(582,217,168)	149,480,617	(440,997,270)

NET ASSETS:
Beginning of period	1,245,670,812	1,827,887,980	952,181,034	1,393,178,304

End of period	$1,398,371,585	$1,245,670,812	$1,101,661,651	$952,181,034

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2040 Master Portfolio		LifePath 2050 Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the period June 30, 2008 (a) to December 31, 2008

Increase (decrease) in net assets

Operations:
Net investment income	$11,411,111	$22,769,576	$165,832	$66,878
Net realized loss	(99,010,561)	(90,735,051)	(1,588,524)	(235,891)
Net change in unrealized appreciation (depreciation)	137,609,758	(302,802,465)	2,837,982	(1,363,124)

Net increase (decrease) in net assets resulting from operations	50,010,308	(370,767,940)	1,415,290	(1,532,137)

Interestholder transactions:
Contributions	165,015,517	353,484,261	10,180,184	8,619,796
Withdrawals	(74,549,143)	(285,117,887)	(558,342)	(192,359)

Net increase in net assets resulting from interestholder transactions	90,466,374	68,366,374	9,621,842	8,427,437

Increase (decrease) in net assets	140,476,682	(302,401,566)	11,037,132	6,895,300

NET ASSETS:
Beginning of period	720,539,337	1,022,940,903	6,895,300	—

End of period	$861,016,019	$720,539,337	$17,932,432	$6,895,300

(a)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008	For the six months ended June 30, 2009 (Unaudited)	For the year ended December 31, 2008

Increase (decrease) in net assets

Operations:
Net investment income	$15,016,371	$32,369,505	$26,708,298	$62,784,467
Net realized gain (loss)	(260,098,953)	(256,059,676)	6,337,939	(4,838,876)
Net change in unrealized appreciation (depreciation)	284,808,489	(471,381,523)	19,202,296	(18,428,398)

Net increase (decrease) in net assets resulting from operations	39,725,907	(695,071,694)	52,248,533	39,517,193

Interestholder transactions:
Contributions	218,720,751	459,317,337	288,714,012	383,150,603
Withdrawals	(70,382,768)	(598,773,276)	(153,969,471)	(786,653,367)

Net increase (decrease) in net assets resulting from interestholder transactions	148,337,983	(139,455,939)	134,744,541	(403,502,764)

Increase (decrease) in net assets	188,063,890	(834,527,633)	186,993,074	(363,985,571)

NET ASSETS:
Beginning of period	1,250,986,814	2,085,514,447	1,115,902,531	1,479,888,102

End of period	$1,439,050,704	$1,250,986,814	$1,302,895,605	$1,115,902,531

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.

These financial statements relate only to the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

Each of the LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Master Portfolios (each, a “LifePath Master Portfolio,” collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity securities, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by Barclays Global Fund Advisors (“BGFA”), and include the Active Stock and CoreAlpha Bond Master Portfolios, the Barclays Global Investors Funds Institutional Money Market Fund and exchange-traded funds in the iShares® family of funds.

Pursuant to MIP’s organizational documents, the Master Portfolios’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolios. Additionally, in the normal course of business, the Master Portfolios enter into contracts with service providers that contain general indemnification clauses. The Master Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolios that have not yet occurred.

1. Significant accounting policies

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation

The securities and other assets of each Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”). The Master Portfolios are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolios’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities and certain U.S. government securities. The Master Portfolios do not adjust the quoted price for such instruments, even in situations where the Master Portfolios hold a large position and a sale could reasonably impact the quoted price.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Master Portfolios use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Master Portfolios in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Master Portfolios in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Master Portfolios due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolios’ results of operations.

Derivative instruments can be exchange-traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 of the fair value hierarchy.

OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the CoreAlpha Bond Master Portfolio using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in the instrument as well as the availability and reliability of observable inputs. Such inputs may include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. In circumstances where the CoreAlpha Bond Master Portfolio has used a quotation provided by a counterparty or dealer for an OTC derivative, but cannot verify the model value through alternative sources, it is possible that a different valuation model could produce a materially different estimate of fair value.

Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3 Prices. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they may also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the CoreAlpha Bond Master Portfolio updates the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 Prices due to the significance of the unobservable inputs.

Fair value pricing could result in a difference between the prices used to calculate a Master Portfolio’s net assets and the prices used by the Master Portfolio’s underlying index, which in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s underlying index.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following tables summarize the values of each of the Master Portfolios’ investments according to their fair value hierarchy as of June 30, 2009. The breakdown of the S&P 500 Index Master Portfolio’s and the Active Stock Master Portfolio’s investments into major categories are disclosed in their respective Schedule of Investments.

	Investments in Securities

Master Portfolio	Level 1	Level 2	Level 3	Total
S&P 500 Index	$2,001,536,898	$—	$—	$2,001,536,898

LifePath Retirement
Master Portfolios	$—	$194,736,715	$—	$194,736,715
Exchange-Traded Funds	76,286,434	—	—	76,286,434
Short-Term Investments	25,580,772	—	—	25,580,772

	$101,867,206	$194,736,715	$—	$296,603,921

LifePath 2010
Master Portfolios	$—	$521,381,884	$—	$521,381,884
Exchange-Traded Funds	212,225,842	—	—	212,225,842
Short-Term Investments	49,958,836	—	—	49,958,836

	$262,184,678	$521,381,884	$—	$783,566,562

LifePath 2020
Master Portfolios	$—	$898,079,105	$—	$898,079,105
Exchange-Traded Funds	499,985,154	—	—	499,985,154
Short-Term Investments	151,793,852	—	—	151,793,852

	$651,779,006	$898,079,105	$—	$1,549,858,111

LifePath 2030
Master Portfolios	$—	$648,192,058	$—	$648,192,058
Exchange-Traded Funds	451,252,652	—	—	451,252,652
Short-Term Investments	117,826,359	—	—	117,826,359

	$569,079,011	$648,192,058	$—	$1,217,271,069

LifePath 2040
Master Portfolios	$—	$471,204,724	$—	$471,204,724
Exchange-Traded Funds	388,071,772	—	—	388,071,772
Short-Term Investments	139,227,791	—	—	139,227,791

	$527,299,563	$471,204,724	$—	$998,504,287

LifePath 2050
Master Portfolios	$—	$8,351,822	$—	$8,351,822
Exchange-Traded Funds	9,104,346	—	—	9,104,346
Short-Term Investments	1,184,019	—	—	1,184,019

	$10,288,365	$8,351,822	$—	$18,640,187

Active Stock	$1,728,173,437	$—	$—	$1,728,173,437

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Investments in Securities

Master Portfolio	Level 1	Level 2	Level 3	Total
CoreAlpha Bond
Corporate Bonds & Notes	$—	$452,751,080	$—	$452,751,080
Asset-Backed Securities	—	83,167,667	3,523,010	86,690,677
Collateralized Mortgage Obligations	—	71,079,350	7,038,932	78,118,282
U.S. Government & Agency Obligations	2,316,323	596,742,519	10,759,375	609,818,217
Short-Term Investments	249,986,962	—	—	249,986,962

	$252,303,285	$1,203,740,616	$21,321,317	$1,477,365,218

	Other Financial Instruments (a)

Master Portfolio	Level 1	Level 2	Level 3	Total
S&P 500 Index	$(1,365,949)	$—	$—	$(1,365,949)
Active Stock	(12,253)	—	—	(12,253)
CoreAlpha Bond	1,121,169	(1,166,252)	—	(45,083)

(a) Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value of the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2009:

	Balance at beginning of period	(Amortized premiums) accreted discounts	Realized gain (loss) and change in unrealized appreciation (depreciation)	Net purchases (sales)	Net transfers in (out)	Balance at end of period	Net Change in unrealized appreciation (depreciation) from investments still held at end of period
Corporate Bonds & Notes	$2,531,250	$—	$114,375	$(2,441,875)	$(203,750)	$—	$—
Asset-Backed Securities	2,668,170	—	—	3,523,010	(2,668,170)	3,523,010	—
Collateralized Mortgage Obligations	21,774,832	—	(265,275)	(2,951,421)	(11,519,204)	7,038,932	597,294
U.S. Government & Agency Obligations	—	—	26,563	10,732,812	—	10,759,375	26,563

	$26,974,252	$—	$(124,337)	$8,862,526	$(14,391,124)	$21,321,317	$623,857

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2009, the interests of the Active Stock and CoreAlpha Bond Master Portfolios held by each LifePath Master Portfolio were as follows:

Master Portfolio	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement	3.58%	10.99%
LifePath 2010	10.25	28.70
LifePath 2020	29.75	36.07
LifePath 2030	29.19	17.51
LifePath 2040	26.66	6.72
LifePath 2050	0.57	0.01

Security transactions and income recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Non-cash dividends received by the Active Stock and S&P 500 Index Master Portfolios in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the LifePath, Active Stock and S&P 500 Index Master Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolios amortize premiums and accrete discounts on debt securities purchased using a constant yield to maturity method.

Each LifePath Master Portfolio records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Active Stock and CoreAlpha Bond Master Portfolios. In addition, each LifePath Master Portfolio accrues its own expenses.

Federal income taxes

In general, MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that each such Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, each such Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that each Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of June 30, 2009, the gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes for the Master Portfolios were as follows:

Master Portfolio	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
S&P 500 Index	$2,455,203,813	$252,332,142	$(705,999,057)	$(453,666,915)
LifePath Retirement (a)	111,352,238	—	(9,485,032)	(9,485,032)
LifePath 2010 (a)	290,284,402	—	(28,099,724)	(28,099,724)
LifePath 2020 (a)	744,465,393	—	(92,686,387)	(92,686,387)
LifePath 2030 (a)	670,674,032	—	(101,595,021)	(101,595,021)
LifePath 2040 (a)	633,368,531	—	(106,068,968)	(106,068,968)
LifePath 2050 (a)	10,208,658	79,707	—	79,707
Active Stock	2,011,315,188	62,998,460	(346,140,211)	(283,141,751)
CoreAlpha Bond	1,475,924,755	31,179,801	(29,739,338)	1,440,463

(a) Tax cost information does not include investments in the underlying Master Portfolios.

Management has reviewed the tax positions as of June 30, 2009, inclusive of the prior three open tax return years and has determined that no provision for income tax is required in the Master Portfolios’ financial statements.

Derivative instruments and hedging activities

Effective January 1, 2009, the Master Portfolios adopted FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”). FAS 161 requires enhanced financial statement disclosures that enable investors to understand how and why the Master Portfolios use derivatives, how derivatives are accounted for, and how the derivative instruments affect the Master Portfolios’ results of operations and financial positions.

The following table shows the fair values of derivatives not accounted for as hedging instruments under FASB Statement No. 133, by risk exposure category, on the Statement of Assets and Liabilities for the Master Portfolios as of June 30, 2009:

	Asset derivatives		Liability derivatives

Master Portfolio	Location on Statement of Assets and Liabilities	Fair value	Location on Statement of Assets and Liabilities	Fair value
Active Stock Equity contracts	Receivables due from broker–variation margin	$—	Payables due to broker–variation margin	$205,055	(a)

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Asset derivatives		Liability derivatives

Master Portfolio	Location on Statement of Assets and Liabilities	Fair value	Location on Statement of Assets and Liabilities	Fair value
CoreAlpha Bond Interest-rate contracts	Receivables for open interest-rate swap contracts	$448,075	Payables due to broker–variation margin	$121,578	(a)
Credit contracts	Credit default swaps at fair value	—	Payables for credit default swaps at fair value	1,528,745

		$448,075		$1,650,323

S&P 500 Index Equity contracts	Receivables due from broker–variation margin	$—	Payables due to broker–variation margin	$276,025	(a)

(a)    Cumulative appreciation (depreciation) on futures contracts for the reporting period is disclosed in the Statement of Operations. Variation margin disclosed on the Statement of Assets and Liabilities is for the last day of the period.

The following table shows the effect of derivatives not accounted for as hedging instruments under FASB Statement No. 133, by risk exposure category, on the Statement of Operations for the Master Portfolios as of June 30, 2009:

Master Portfolio	Location of gain (loss) on the Statement of Operations	Realized gain (loss) on the Statement of Operations	Change in unrealized gain (loss) on the Statement of Operations
Active Stock Equity contracts	Net realized gain (loss) on futures contracts/ Net change in unrealized appreciation (depreciation) of futures contracts	$2,032,558	$(391,566)

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Location of gain (loss) on the Statement of Operations	Realized gain (loss) on the Statement of Operations	Change in unrealized gain (loss) on the Statement of Operations
CoreAlpha Bond Interest-rate contracts	Net realized gain (loss) on futures and swap contracts/Net change in unrealized appreciation (depreciation) of futures and swap contracts	$4,441,797	$(9,200,398)
Credit contracts	Net realized gain (loss) on swap contracts/Net change in unrealized appreciation (depreciation) of swap contracts	1,998,617	(1,367,243)

		$6,440,414	$(10,567,641)

S&P 500 Index Equity contracts	Net realized gain (loss) on futures contracts/ Net change in unrealized appreciation (depreciation) of futures contracts	$6,685,534	$(1,697,376)

Futures contracts

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios are subject to equity price risk or interest-rate risk in the normal course of pursuing their investment objectives. The Master Portfolios may enter into futures contracts as substitutes for comparable positions in underlying securities, to position the portfolio for anticipated changes in markets, or to offset a potential decline in the value of other holdings. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Master Portfolio as receivables or payables in the accompanying Statements of Assets and Liabilities. When the contract is closed, the Master Portfolio records a “realized gain (loss) on futures contracts” in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include the risk of default by the counterparty, imperfect correlation between the price of the futures contract and movements in the price of the underlying asset and the possibility that there may be an illiquid market. The amount at risk for futures contracts may exceed the amount reflected in the financial statements. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of June 30, 2009, the Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills and U.S. Treasury Bonds and Notes with face amounts of $3,950,000, $2,050,000 and $6,600,000, respectively, for initial margin requirements on outstanding futures contracts.

Swap transactions

The CoreAlpha Bond Master Portfolio may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised of credit default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. The Master Portfolio maintains liquid assets in connection with transactions in swaps.

The Master Portfolio is subject to interest-rate risk in the normal course of pursuing its investment objectives. Because the Master Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest-rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Master Portfolio may enter into interest-rate swaps. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). The exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, the Master Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The Master Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk may be mitigated by having a master netting arrangement between the Master Portfolio and the counterparty and by the posting of collateral by the counterparty to the Master Portfolio to cover the Master Portfolio’s exposure to the counterparty. Details of interest-rate swaps, if any, held by the Master Portfolio as of June 30, 2009 are included in its Schedule of Investments.

The Master Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Master Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap is a contract between two parties which transfers the credit risk of an entity (the “reference entity”) for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A “Credit Event” is commonly defined as the reference entity’s (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BGFA’s view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, the Master Portfolio may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of the Master Portfolio to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the referenced entity. The Master Portfolio may also buy credit default protection with respect to a reference entity if, in the judgment of BGFA, there is a high likelihood of credit deterioration. In such instance, the Master Portfolio will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high yield securities is a rapidly evolving market compared to the credit default swap market for more seasoned and liquid investment grade securities creating the risk that the newer markets will be less liquid and it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, the Master Portfolio would have rights solely against the counterparty and will have no recourse against the reference entity as a result of the counterparty default. The Master Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Master Portfolio and the counterparty and by the posting of collateral by the counterparty to the Master Portfolio to cover the Master Portfolio’s exposure to the counterparty. Details of credit default swaps held by the Master Portfolio as of June 30, 2009 are included in its Schedule of Investments.

In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged, in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments may give rise to disputes with the issuer or unexpected investment results.

The following table summarizes the open credit default swap agreements in which the CoreAlpha Bond Master Portfolio sold credit default protection as of June 30, 2009:

Counterparty	Security Deliverable on Default	Currency	Expiration Date	Receive Fixed Rate	Notional Amount	Maximum Potential Amount of Future Payments by the Master Portfolio Under the Contract	Fair Value (a)
Deutsche Bank AG	General Electric Capital Corp.	USD	12/20/13	3.25%	$4,000,000	$4,000,000	$(163,390)
JPMorgan Chase Bank N.A.	SLM Corp.	USD	12/20/13	5.00%	900,000	900,000	(93,093)
Merrill Lynch International	Dow Jones Credit Derivatives Index, North America Investment Grade	USD	6/20/14	1.00%	69,000,000	69,000,000	(1,085,869)

						$73,900,000	$(1,342,352)

(a) Valued at the unrealized appreciation (depreciation) of the credit default swaps.

The Master Portfolio has entered into the above credit default swaps to simulate long bond positions that are unavailable in the bond market. These are bilateral contracts between the counterparty and the Master Portfolio; as a result, there are no recourse provisions that would enable the Master Portfolio to recover from third parties any of the amounts paid under these credit default swaps.

When issued/tba transactions

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Master Portfolio as a purchase transaction and a sale transaction in which the Master Portfolio realizes a gain or loss. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and higher transaction costs. The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Short sales

The Active Stock and CoreAlpha Bond Master Portfolios may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. The amount at risk for short sales may exceed the amount reflected in the financial statements. Details of the short positions held by the Master Portfolios as of June 30, 2009, if any, are included in the Schedules of Investments.

2. Agreements and other transactions with affiliates

Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment advisory services to each Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

For its investment advisory services to each Master Portfolio, BGFA is entitled to receive an annual investment advisory fee based on the average daily net assets of each Master Portfolio as follows:

Master Portfolio	Investment advisory fee
S&P 500 Index	0.05%
LifePath Retirement	0.35%
LifePath 2010	0.35%
LifePath 2020	0.35%
LifePath 2030	0.35%
LifePath 2040	0.35%
LifePath 2050	0.35%
Active Stock	0.25%
CoreAlpha Bond	0.25%

BGFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2011.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolios. For those Master Portfolios that do not pay an administration fee to Barclays Global Investors, N.A. (“BGI”), BGFA has contractually agreed to cap the expenses of the Master Portfolios at the rate at which those Master Portfolios pay an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses.

For the six months ended June 30, 2009, BGFA waived and/or credited investment advisory fees as follows:

Master Portfolio	Investment advisory fees waived/credited
S&P 500 Index	$19,699
LifePath Retirement	410,417
LifePath 2010	1,115,584
LifePath 2020	2,030,361
LifePath 2030	1,586,986
LifePath 2040	1,230,235
LifePath 2050	23,703

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios’ custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolios. BGI may delegate certain of its administration duties to sub-administrators.

BGI is not entitled to compensation for providing administration services to the S&P 500 Index Master Portfolio for so long as BGI (or an affiliate) receives investment advisory fees from the S&P 500 Index Master Portfolio. BGI is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BGI (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BGI is entitled to receive a monthly fee for administration services from each of the Active Stock and CoreAlpha Bond Master Portfolios at an annual rate of 0.10% of their respective average daily net assets. BGI has agreed to bear all costs of each of these Master Portfolios, excluding, generally, investment advisory fees, administration fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio.

With respect to the independent expenses discussed above, BGI has contractually agreed to provide an offsetting credit against the administration fees paid by these Master Portfolios in an amount equal to the independent expenses through April 30, 2011. Effective October 2, 2007, BGI began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BGI at any time. Any such waivers will reduce the expenses of the Master Portfolio and, accordingly, will have a favorable impact on the Master Portfolio’s performance. For the six months ended June 30, 2009, BGI credited and/or waived administration fees of $326,394 and $20,496 for the Active Stock and CoreAlpha Bond Master Portfolios, respectively.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolios. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from BGI for its services as sub-administrator of the Master Portfolios.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolios. SEI does not receive any fee from the Master Portfolios for acting as placement agent.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolios’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities.

For the six months ended June 30, 2009, BGI earned securities lending agent fees as follows:

Master Portfolio	Securities lending agent fees
S&P 500 Index	$907,541
LifePath Retirement	24,476
LifePath 2010	65,834
LifePath 2020	152,420
LifePath 2030	130,571
LifePath 2040	122,705
LifePath 2050	682
Active Stock	786,296
CoreAlpha Bond	66,421

Cross trades for the six months ended June 30, 2009, if any, were executed by the Master Portfolios pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The LifePath Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the bond and stock markets while maintaining flexibility to meet the liquidity needs of the LifePath Master Portfolios.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each Master Portfolio may invest in certain money market funds managed by BGFA, the Master Portfolios’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolios from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Master Portfolios from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by each Master Portfolio (exclusive of short-term investments) in issuers of which BGFA is an affiliate, other than the Active Stock and CoreAlpha Bond Master Portfolios, for the six months ended June 30, 2009.

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross Reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend income	Net realized gain (loss)

LifePath Retirement
iShares Barclays TIPS Bond Fund	229	23	19	233	$23,681,010	$319,483	$(140,941)
iShares Cohen & Steers Realty Majors Index Fund	41	4	9	36	1,277,092	44,186	(343,318)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	120	13	26	107	2,687,429	69,763	(372,739)
iShares MSCI Canada Index Fund	108	4	15	97	2,083,052	8,715	(184,229)
iShares MSCI EAFE Index Fund	444	72	120	396	18,151,021	357,969	(3,405,205)
iShares MSCI EAFE Small Cap Index Fund	91	3	16	78	2,343,868	26,939	(277,476)
iShares MSCI Emerging Markets Index Fund	210	29	45	194	6,241,468	44,361	(997,722)
iShares S&P MidCap 400 Index Fund	224	34	30	228	13,203,513	85,617	(826,446)
iShares S&P SmallCap 600 Index Fund	134	35	20	149	6,617,981	34,585	(498,572)

					$76,286,434	$991,618	$(7,046,648)

LifePath 2010
iShares Barclays TIPS Bond Fund	613	72	64	621	$63,160,504	$834,531	$(397,599)
iShares Cohen & Steers Realty Majors Index Fund	136	—	11	125	4,509,464	144,640	(480,409)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	401	64	106	359	8,997,197	237,206	(1,612,799)
iShares MSCI Canada Index Fund	334	—	57	277	5,934,604	24,828	(750,489)
iShares MSCI EAFE Index Fund	1,364	159	380	1,143	52,380,437	1,032,775	(11,091,876)
iShares MSCI EAFE Small Cap Index Fund	267	—	57	210	6,289,413	75,555	(954,628)
iShares MSCI Emerging Markets Index Fund	626	64	155	535	17,247,207	128,410	(3,491,311)
iShares S&P MidCap 400 Index Fund	634	75	87	622	35,950,234	239,243	(2,760,089)
iShares S&P SmallCap 600 Index Fund	391	63	55	399	17,756,782	96,276	(1,448,938)

					$212,225,842	$2,813,464	$(22,988,138)

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross Reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of period	Dividend income	Net realized gain (loss)

LifePath 2020
iShares Barclays TIPS Bond Fund	651	147	63	735	$74,662,581	$933,272	$(567,385)
iShares Cohen & Steers Realty Majors Index Fund	468	184	7	645	23,198,084	665,495	(314,272)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,437	763	221	1,979	49,613,831	1,094,878	(2,874,761)
iShares MSCI Canada Index Fund	864	6	104	766	16,409,155	68,649	(1,415,632)
iShares MSCI EAFE Index Fund	3,578	386	799	3,165	145,003,492	2,892,034	(24,973,504)
iShares MSCI EAFE Small Cap Index Fund	699	21	104	616	18,474,290	214,546	(1,721,118)
iShares MSCI Emerging Markets Index Fund	1,637	181	270	1,548	49,893,555	359,294	(6,205,364)
iShares S&P MidCap 400 Index Fund	1,417	136	125	1,428	82,514,122	525,012	(4,082,484)
iShares S&P SmallCap 600 Index Fund	796	169	61	904	40,216,044	208,613	(1,662,787)

					$499,985,154	$6,961,793	$(43,817,307)

LifePath 2030
iShares Barclays TIPS Bond Fund	288	80	35	333	33,864,640	419,482	(349,446)
iShares Cohen & Steers Realty Majors Index Fund	481	316	20	777	27,920,816	753,763	(1,024,468)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,475	996	213	2,258	56,603,196	1,237,809	(2,709,435)
iShares MSCI Canada Index Fund	794	50	104	740	15,845,809	66,207	(1,415,632)
iShares MSCI EAFE Index Fund	3,371	435	668	3,138	143,771,982	2,839,972	(23,040,009)
iShares MSCI EAFE Small Cap Index Fund	643	66	106	603	18,090,898	208,093	(2,094,773)
iShares MSCI Emerging Markets Index Fund	1,529	190	231	1,488	47,963,300	356,241	(5,487,438)
iShares S&P MidCap 400 Index Fund	1,228	119	104	1,243	71,830,890	468,630	(3,710,421)
iShares S&P SmallCap 600 Index Fund	726	110	41	795	35,361,121	184,518	(1,167,330)

					$451,252,652	$6,534,715	$(40,998,952)

LifePath 2040
iShares Barclays TIPS Bond Fund	81	25	12	94	9,521,511	119,023	(121,533)
iShares Cohen & Steers Realty Majors Index Fund	448	323	13	758	27,242,448	718,739	(743,886)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,327	996	127	2,196	55,043,391	1,208,434	(1,655,176)
iShares MSCI Canada Index Fund	698	91	98	691	14,792,566	59,441	(1,423,817)
iShares MSCI EAFE Index Fund	2,964	401	517	2,848	130,444,342	2,570,347	(18,599,765)
iShares MSCI EAFE Small Cap Index Fund	563	48	61	550	16,490,181	188,275	(1,159,663)
iShares MSCI Emerging Markets Index Fund	1,332	209	198	1,343	43,290,176	325,542	(4,614,107)
iShares S&P MidCap 400 Index Fund	1,014	125	78	1,061	61,312,532	395,351	(2,510,801)
iShares S&P SmallCap 600 Index Fund	602	115	44	673	29,934,625	156,620	(1,342,529)

					$388,071,772	$5,741,772	$(32,171,277)

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio and Name of Affiliated Issuer	Number of shares held beginning of period (in 000s)	Gross additions (in 000s)	Gross Reductions (in 000s)	Number of shares held end of period (in 000s)	Value at end of Period	Dividend income	Net realized gain (loss)

LifePath 2050
iShares Cohen & Steers Realty Majors Index Fund	3	15	1	17	$621,510	$10,085	$(16,970)
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	9	44	3	50	1,265,258	18,937	(31,605)
iShares MSCI Canada Index Fund	8	10	2	16	351,160	1,247	(22,482)
iShares MSCI EAFE Index Fund	33	43	9	67	3,067,850	54,120	(258,394)
iShares MSCI EAFE Small Cap Index Fund	6	8	1	13	397,577	4,037	(19,901)
iShares MSCI Emerging Markets Index Fund	15	22	4	33	1,047,797	6,739	(70,318)
iShares S&P MidCap 400 Index Fund	14	21	8	27	1,588,532	9,166	(157,888)
iShares S&P SmallCap 600 Index Fund	8	15	6	17	764,662	3,640	(75,623)

					$9,104,346	$107,971	$(653,181)

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of June 30, 2009, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. Investment portfolio transactions

Investment transactions (excluding short-term investments and investments in any underlying Master Portfolios) for the Master Portfolios for the six months ended June 30, 2009 were as follows:

	U.S. Government Obligations		Other Securities

Master Portfolio	Purchases	Sales	Purchases	Sales
S&P 500 Index	$—	$—	$34,219,957	$40,215,618
LifePath Retirement	—	—	9,425,837	12,126,020
LifePath 2010	—	—	22,486,533	38,171,088
LifePath 2020	—	—	69,301,131	65,266,976
LifePath 2030	—	—	70,982,646	53,826,663
LifePath 2040	—	—	65,863,002	39,669,498
LifePath 2050	—	—	5,916,787	1,336,815
Active Stock	—	—	739,173,223	590,420,160
CoreAlpha Bond	1,364,292,962	1,487,780,026	281,800,160	258,505,028

4. Portfolio securities loaned

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of June 30, 2009, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA. The market value of the securities on loan as of June 30, 2009 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Master Portfolios’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

5. Financial highlights

Financial highlights for the Master Portfolios were as follows:

Master Portfolio	Six months ended June 30, 2009 (Unaudited)		Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004
S&P 500 Index
Ratio of expenses to average net assets (a)	0.05%		0.05%	0.05%	0.05%	0.05%	0.05%
Ratio of expenses to average net assets prior to expense reductions (a)	0.05%		0.05%	0.05%	0.05%	n/a	n/a
Ratio of net investment income to average net assets (a)	2.73%		2.32%	1.98%	1.93%	1.84%	1.91%
Portfolio turnover rate (b)	2%		8%	7%	14%	10%	14%
Total return	3.30	%(c)	(36.86)%	5.54%	15.75%	4.87%	10.82%

(a) Annualized for periods of less than one year. (b) Portfolio turnover rates include in-kind transactions, if any. (c) Not annualized.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2009 (Unaudited)		Year ended December 31, 2008 (a)	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004 (b)
LifePath Retirement
Ratio of expenses to average net assets (c) (d)	0.26%		0.27%	0.27%	0.28%	0.31%	0.31%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.60%		0.61%	0.61%	0.61%	0.65%	0.60%
Ratio of net investment income to average net assets (c) (d)	3.73%		3.81%	3.87%	3.80%	3.24%	2.46%
Portfolio turnover rate (f)	4%		11%	6%	10%	11%	138	%(g)
Total return	5.29	%(h)	(14.54)%	5.00%	9.30%	4.82%	6.85%
LifePath 2010
Ratio of expenses to average net assets (c) (d)	0.26%		0.26%	0.27%	0.27%	0.30%	0.30%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.59%		0.60%	0.60%	0.60%	0.64%	0.59%
Ratio of net investment income to average net assets (c) (d)	3.69%		3.68%	3.63%	3.49%	2.96%	2.32%
Portfolio turnover rate (f)	3%		12%	7%	12%	12%	130	%(g)
Total return	5.32	%(h)	(16.50)%	4.68%	10.65%	5.70%	7.88%
LifePath 2020
Ratio of expenses to average net assets (c) (d)	0.22%		0.23%	0.25%	0.25%	0.28%	0.29%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.56%		0.57%	0.58%	0.58%	0.62%	0.57%
Ratio of net investment income to average net assets (c) (d)	3.47%		3.18%	3.01%	2.91%	2.53%	2.05%
Portfolio turnover rate (f)	5%		13%	7%	16%	17%	140	%(g)
Total return	5.75	%(h)	(24.92)%	3.84%	13.51%	7.04%	9.77%
LifePath 2030
Ratio of expenses to average net assets (c) (d)	0.20%		0.21%	0.23%	0.24%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.54%		0.55%	0.57%	0.57%	0.60%	0.56%
Ratio of net investment income to average net assets (c) (d)	3.30%		2.82%	2.57%	2.49%	2.22%	1.93%
Portfolio turnover rate (f)	6%		13%	7%	22%	24%	138	%(g)
Total return	5.87	%(h)	(30.53)%	3.14%	15.62%	8.13%	11.28%

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2009 (Unaudited)		Year ended December 31, 2008 (a)		Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004 (b)
LifePath 2040
Ratio of expenses to average net assets (c) (d)	0.18%		0.19%		0.22%	0.23%	0.26%	0.28%
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.52%		0.53%		0.56%	0.56%	0.59%	0.56%
Ratio of net investment income to average net assets (c) (d)	3.17%		2.52%		2.20%	2.17%	1.96%	1.74%
Portfolio turnover rate (f)	5%		14%		8%	29%	38%	147	%(g)
Total return	5.83	%(h)	(34.90)%		2.53%	17.47%	8.74%	11.93%
LifePath 2050
Ratio of expenses to average net assets (c) (d)	0.16%		0.17%		n/a	n/a	n/a	n/a
Ratio of expenses to average net assets prior to expense reductions (c) (e)	0.62%		1.11%		n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets (c) (d)	3.27%		3.05%		n/a	n/a	n/a	n/a
Portfolio turnover rate (f)	13%		0	%(i)	n/a	n/a	n/a	n/a
Total return (h)	5.86%		(31.93)%		n/a	n/a	n/a	n/a
Active Stock
Ratio of expenses to average net assets (c)	0.30%		0.32%		0.34%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions (c)	0.35%		0.35%		0.35%	0.35%	n/a	n/a
Ratio of net investment income to average net assets (c)	2.43%		1.96%		1.70%	1.64%	1.50%	1.57%
Portfolio turnover rate (f)	48%		98%		80%	65%	54%	70%
Total return	2.37	%(h)	(36.65)%		0.58%	15.65%	8.79%	10.40	%(h)

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Master Portfolio	Six months ended June 30, 2009 (Unaudited)		Year ended December 31, 2008 (a)	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005	Year ended December 31, 2004 (b)
CoreAlpha Bond
Ratio of expenses to average net assets (c)	0.35%		0.36%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets prior to expense reductions (c)	0.35%		0.36%	0.36%	0.36%	n/a	n/a
Ratio of net investment income to average net assets (c)	4.75%		4.47%	5.18%	5.11%	4.19%	3.08%
Portfolio turnover rate (f)	140%		351%	466%	301%	270%	313%
Total return	4.52	%(h)	3.62%	5.10%	4.36%	1.98%	1.30	%(h)

(a)    For the period from June 30, 2008 (commencement of operations) to December 31, 2008 for the LifePath 2050 Master Portfolio.

(b)    For the period from March 15, 2004 (commencement of operations) to December 31, 2004 for the Active Stock and CoreAlpha Bond Master Portfolios.

(c)    Annualized for periods of less than one year.

(d)    The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios. The ratio does not reflect the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees charged to the IMMF and the iShares exchange-traded funds. The expense ratio does reflect BGFA’s/BGI’s waiver/credit of the pro rata advisory and administration fees charged to all the Underlying Funds. (See Note 2 above).

(e)    The expense ratio includes the LifePath Master Portfolio’s pro rata portion of the advisory and administration fees of the Active Stock and CoreAlpha Bond Master Portfolios.

(f)    Portfolio turnover rates include in-kind transactions, if any.

(g)    Portfolio turnover rate reflects the restructure of the LifePath Master Portfolio to a fund-of-funds structure.

(h)    Not annualized.

(i)    Rounds to less than 1%.

6. BlackRock Transaction

On June 16, 2009, Barclays PLC, the ultimate parent company of BGI and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Master Portfolio’s current investment advisory agreement with BGFA. In order for the investment management of each Master Portfolio to continue uninterrupted, the Board will be asked to approve a new investment advisory agreement for each Master Portfolio. If approved by the Board, the new investment advisory agreements will be submitted for approval by the investors in the Master Portfolios (each, a “Fund”).

7. Review of subsequent events

In connection with the preparation of the financial statements of the Master Portfolios as of and for the six months ended June 30, 2009, events and transactions subsequent to June 30, 2009 through August 28, 2009, the date the financial statements were issued, have been evaluated by the Master Portfolios’ management for possible adjustment and/or disclosure. No subsequent events requiring financial statement disclosure have been identified.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited)

I. LifePath Master Portfolios, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider each Investment Advisory Contract between MIP and BGFA (each, an “Advisory Contract” and collectively, the “Advisory Contracts”) on behalf of each LifePath Master Portfolio, CoreAlpha Bond Master Portfolio and Active Stock Master Portfolio (collectively, the “Master Portfolios”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on March 18-19, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Master Portfolios, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contracts for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolios. The Board considered in particular that BGFA’s services for the Master Portfolios capitalize on BGFA’s core competencies, including the effective use of its proprietary investment models analyzing securities market risk, asset class correlations and expected returns. The Board also considered services provided by BGFA and its affiliates in connection with reviewing counterparty and issuer credit risk and securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolios. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment and other personnel, including those persons responsible for the day-to-day management of the Master Portfolios and the adequacy of the time and attention that such persons devote to the Master Portfolios. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as any LifePath Master Portfolio; therefore, no comparative performance information was available with respect to the LifePath Master Portfolios. The Board further noted that BGFA does not serve as investment adviser for any other registered investment company with substantially similar investment objectives and strategies as the Active Stock and CoreAlpha Bond Master Portfolios; therefore, no comparative performance information was available with respect to those Master Portfolios. The Board also noted that all the Master Portfolios had met their investment objectives since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolios under the Advisory Contracts were appropriate and supported the Board’s approval of the Advisory Contracts for the coming year.

Master Portfolios’ Expenses and Performance of the Master Portfolios

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each, a “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Master Portfolio for the one-, three-, five- and ten-year (or since inception) periods ended December 31, 2008, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (each, a “Lipper Performance Group,” and collectively with the Lipper Expense Groups, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds LifePath Portfolios than to underlying Master Portfolios, which are not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Groups and to prepare this information.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

The Board noted that, to the extent that sufficient data was available, each LifePath Master Portfolio performed above or in line with the median performance of its Lipper Performance Group over the one-, three-, five- and ten-year periods ended December 31, 2008. The Board noted that the Active Stock Master Portfolio performed slightly above the median performance of its Lipper Performance Group over the one-year period ended December 31, 2008, performed slightly below the median of its Lipper Performance Group over the three-year period ended December 31, 2008, and, to the extent that sufficient data was available, performed slightly above the median of its Lipper Performance Group over the five-year period ended December 31, 2008. The CoreAlpha Bond Master Portfolio performed above the median performance of its Lipper Performance Group over the one- and three-year periods ended December 31, 2008 and the period from inception to December 31, 2008. The Board noted that to the extent that the CoreAlpha Bond Master Portfolio underperformed in relation to relevant benchmarks, such underperformance was in part attributable to the effect of fees, as has been the case historically, and, in particular with respect to the last two years, in part attributable to the market’s liquidity crises, increased volatility, and decreased opportunities for security outperformance relative to market performance during the periods covered. The Board noted the inherent challenges of comparing the performance of the LifePath Master Portfolios to other lifecycle funds, as lifecycle funds can differ significantly in their asset components and mixes. BGFA has developed custom benchmarks for purposes of providing a comparison for the performance of the LifePath Master Portfolios, but the custom benchmarks are composed of indices and do not reflect the fees, expenses and taxes incurred by funds. The Board noted that the LifePath Master Portfolios generally performed in line with their custom benchmarks in 2008, but underperformed their custom benchmarks on an annualized basis over five years. The Board also noted that the advisory fee rates, net of applicable waivers and reimbursements, and overall expenses for the LifePath Master Portfolios were generally lower than the advisory fee rates and overall expenses of the funds in their respective Lipper Expense Groups. The Board noted BGFA’s voluntary waiver of certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios invested during the year ended December 31, 2008 and BGFA’s agreement to contractually waive certain advisory fee amounts based on the advisory fees and/or administrative fees received by BGFA and/or BGI from the funds in which the LifePath Master Portfolios will invest for the period May 1, 2009 through April 30, 2011, subject to annual review by the Board. The Board noted that the advisory fee rates, net of applicable waivers and reimbursements, for each of the Active Stock and CoreAlpha Bond Master Portfolios were generally lower than the advisory fee rates of the funds in their respective Lipper Expense Groups, and the overall expenses, net of applicable waivers and reimbursements, for each of the Active Stock and the CoreAlpha Bond Master Portfolios were the lowest of the overall expenses of the funds in their respective Lipper Expense Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolios, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Groups, were satisfactory for the purposes of approving the Advisory Contracts for the coming year.

Costs of Services Provided to Master Portfolios and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolios and the Barclays Global Investors Funds, separately and together, based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contracts), and all other sources of revenue and expense to BGFA and its affiliates from the operations of the Master Portfolios and the Barclays Global Investors Funds for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by a Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for a Master Portfolio), and any fee revenue from any investments by a Master Portfolio in other master portfolios and funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also discussed BGFA’s contractual and voluntary fee waivers for the Master Portfolios and the profitability to BGFA and its affiliates of those Master Portfolios in which the LifePath Master Portfolios invest, as reflected in the materials, and noted the profitability to BGFA and its affiliates of the other funds advised by BGFA in which the LifePath Master Portfolios invest, as represented by BGFA during the meetings. The Board also noted that BGFA had provided information relating to management estimates of 2009 profitability from the operations of the Master Portfolios; however, the Board considered these forward-looking estimates to be of limited value, and did not base its conclusions on this information. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Master Portfolios and BGFA and/or its affiliates were within the range the Board considered reasonable and appropriate.

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolios’ asset levels. The Board noted that the Advisory Contracts do not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolios. However, the Board noted that the investment advisory fee rates for the Master Portfolios had been set initially at the lower end of the marketplace so as to afford the Master Portfolios’ interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolios increase. In light of this analysis and the relatively low investment advisory fee rates for the Master Portfolios, the Board determined that whether further economies of scale may be realized by the Master Portfolios or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contracts.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolios’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate, BGI) provides investment advisory/management services, including collective funds and separate accounts (collectively, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the LifePath Master Portfolios and the Active Stock Master Portfolio to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the LifePath Master Portfolios and the Active Stock Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines. BGFA and its affiliates do not provide investment advisory/management services to other investment companies registered under the 1940 Act, collective funds, or separate accounts with substantially similar investment objectives and strategies as the CoreAlpha Bond Master Portfolio.

The Board noted that: (i) the investment advisory fee rates under the LifePath Master Portfolios’ Advisory Contracts were within the ranges of the investment management fee rates for the Other Accounts; and (ii) the investment advisory fee rate under the Advisory Contract for the Active Stock Master Portfolio was within the ranges of the investment management fee rates for the Other Accounts. The Board noted that any differences between the investment advisory fee rates for the Master Portfolios and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolios by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolios in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolios. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolios’ interestholders.

Based on this analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolios and their interestholders to approve the Advisory Contracts for the coming year.

II. S&P 500 Index Master Portfolio

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Master Investment Portfolio (“MIP”) Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of MIP, as that term is defined in the 1940 Act (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between MIP and BGFA (the “Advisory Contract”) on behalf of the S&P 500 Index Master Portfolio (the “Master Portfolio”). As required by Section 15(c), the Board requested, and BGFA provided, such information as the Board deemed to be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 18-19, 2009, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

Nature, Extent and Quality of Services Provided by BGFA

The Board anticipated that there would be no diminution in the scope of services required of or provided by BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that, over the past several years, BGFA and its affiliates have committed significant resources to the support of the Master Portfolio. The Board considered in particular that BGFA’s services for the Master Portfolio capitalizes on BGFA’s core competencies as an industry leader in index management, including the effective use of its proprietary investment model that maximizes efficiencies in implementing index changes and in maintaining fully invested portfolios. The Board also considered services provided by BGFA and its affiliates in connection with analyzing corporate actions, employing customized trading strategies, reviewing securities lending opportunities and overseeing intermediaries that provide BGI feeder fund shareholder support and processing functions.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

The Board also considered BGFA’s compliance program and its compliance record with respect to the Master Portfolio. The Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the senior management and relevant investment and other personnel, including those persons responsible for the day-to-day management of the Master Portfolio and the adequacy of the time and attention that such persons devote to the Master Portfolio. The Board also considered the reputation and overall financial strength of BGFA and its affiliates, as well as the Board’s past experience with BGFA. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. In addition, the Board reviewed the performance of (i) other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, and (ii) the Master Portfolio’s published performance benchmark, the S&P 500 Index. The Board noted that the Master Portfolio, net of expenses, underperformed its published benchmark on an annualized basis in 2008 and over three years, over five years, and over ten years, which would be expected, such underperformance being attributable to the effect of fees, and noted that the published benchmark is an index, which does not have expenses. The Board also noted that during BGFA’s term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and supported the Board’s approval of the Advisory Contract for the coming year.

Master Portfolio’s Expenses and Performance of the Master Portfolio

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other investment companies registered under the 1940 Act, objectively selected by Lipper as comprising the Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered funds that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Expense Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and ten-year periods ended December 31, 2008, and as compared to the performance of other registered investment companies with similar investment objectives, as selected by Lipper as comprising such Master Portfolio’s peer group pursuant to Lipper’s proprietary methodology and registered investment companies that would otherwise have been excluded from Lipper’s comparison groups because of their size or other differentiating factors, but were nonetheless included at the request of BGFA (the “Lipper Performance Group,” and collectively with the Lipper Expense Group, the “Lipper Groups”). The Board considered that the component funds of the Lipper Groups are publicly available funds, more analogous in overall expense structure to the Barclays Global Investors Funds S&P 500 Stock Fund than to underlying Master Portfolio, which is not available for investment except to other investment companies. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Lipper Groups and to prepare this information.

The Board noted that the Master Portfolio generally performed in line with its performance benchmark index over relevant periods. The Board noted that the advisory fee rate for the Master Portfolio was lower than the median of the advisory fee rates of the funds in its Lipper Expense Group, and the overall expenses for the Master Portfolio were lower than median of the overall expenses of the funds in its Lipper Expense Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Expense Groups, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

Costs of Services Provided to Master Portfolio and Profits Realized by BGFA and Affiliates

The Board reviewed information about the profitability to BGFA of the Master Portfolio, and the Barclays Global Investors Fund, separately and together, based on the fees payable to BGFA, and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates from the operations of the Master Portfolio and the Barclays Global Investors Fund for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by MIP (including any securities lending by the Master Portfolio), revenues received from transactions for MIP executed through affiliates (including any such transactions for the Master Portfolio), and any fee revenue from any investments by the Master Portfolio in other funds for which BGFA provides advisory services and/or BGI provides administration services. The Board also noted that BGFA had provided information relating to management estimates of 2009 profitability from the operations of the Master Portfolio; however, the Board considered these forward-looking estimates to be of limited value, and did not base its conclusions on this information. Based on this review, the Board concluded that the profits realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates were within the range the Board considered reasonable and appropriate.

MASTER INVESTMENT PORTFOLIO

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS (Unaudited) (continued)

Economies of Scale

In connection with its review of BGFA’s profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio’s asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rate as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rate for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio’s interestholders the opportunity to share in anticipated economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, the Board discussed the potential for future economies of scale as the asset levels of the Master Portfolio increases. In light of this analysis and the relatively low investment advisory fee rate for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor at this juncture in its consideration of whether to approve the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BGFA and its Affiliates

The Board considered the Master Portfolio’s annual investment advisory fee rate under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA (or its affiliate BGI) provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (collectively, the “Other Accounts”). The Board noted that BGFA had provided information distinguishing the level of services provided to the Other Accounts from the level of services provided to the Master Portfolio. In the context of the comparative fee analysis, the Board compared the nature and extent of services provided to the Master Portfolio to the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the Master Portfolio and the Other Accounts under differing regulatory requirements and client guidelines.

The Board noted that the investment advisory fee rate under the Advisory Contract for the Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the Other Accounts. The Board further noted that any differences between the investment advisory fee rate for the Master Portfolio and the investment advisory/management fee rates for the Other Accounts appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rate under the Advisory Contract is fair and reasonable.

Other Benefits to BGFA and/or its Affiliates

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to MIP and the Master Portfolio by BGFA, such as any payment of revenue to BGI, MIP’s securities lending agent, for loaning any portfolio securities, payment of administration fees to BGI, MIP’s administrator, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Master Portfolio in other funds for which BGFA provides investment advisory services and/or BGI provides administration services, as well as the associated voluntary waivers by BGFA and/or its affiliates of these fees, if any. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Master Portfolio. The Board further noted that during the past year no portfolio transactions were placed through a BGFA affiliate, as would be required to be reported to and considered by the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any ancillary benefits would not be disadvantageous to the Master Portfolio’s interestholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rate thereunder, is fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to approve the Advisory Contract for the coming year.

P.O. Box 219548
Kansas City, MO 64121-9548

U.S. POSTAGE
PAID
DAVENPORT, IA
PERMIT NO. 14

FORWARDING SERVICE REQUESTED

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not Insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930

statefarm.com®

120-6345 b.8-CH AP2009/08/3150 8-2009
Printed in U.S.A.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of nine series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 8/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 8/28/2009

By	/s/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 8/28/2009